As filed with the SEC on April 24, 2000

Registration No. 33-54924

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

Pre-Effective Amendment No.                              [   ]
Post-Effective Amendment No.    9                        [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT

 COMPANY ACT OF 1940                                     [ X ]
 Amendment No.  11

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)

One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)

Depositor's telephone number: 1-800-544-8888

____________________________________________

RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)

_________________________________________

Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCETTI BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street
Suite 400 East
Washington, D.C. 20007

_________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1999 was filed March 30, 2000.
It is proposed that this filing will become effective (check appropriate space):

       immediately upon filing pursuant to paragraph (b) of rule 485
    X  on _April 30, 2000, pursuant to paragraph (b) (1) (iii) of rule
       485
       60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
       75 days after filing pursuant to paragraph (a) (2) of rule 485
       on            , pursuant to paragraph (a) (2) of rule 485

Page _ of _
Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

Part A
Item N-4 Item                               Heading in Prospectus.
Item 1.  Cover Page                         Cover Page
Item 2.  Definitions                        Glossary
Item 3.  Synopsis or Highlights             Summary of the Contract
Item 4.  Condensed Financial Information    Not Applicable
Item 5.  General Description of Registrant,
         Depositor,                         Facts About EFILI,
         and The Portfolio Companies        The Variable Account, and
                                            the Funds
 (a)     Depositor                          EFILI
 (b)     Registrant                         The Variable Account
 (c)     Portfolio Company                  The Funds
 (d)     The Funds                          The Funds
 (e)     Voting                             Voting Rights
 (f)     Administrator                      Charges

Item 6.  Deductions and Expenses            Charges

 a)      Deductions                         Charges; Premium Taxes
 b)      Sales Load                         Not applicable
 c)      Special purchase plans             Not applicable
 d)      Commissions                        Selling the Contracts
 e)      Registrant's expenses              Charges
 f)      Portfolio company deductions
         and expenses                       The Funds
 g)      Organizational expenses            Not applicable

Item 7.  General Description of Variable
         Annuity Contracts

 a)      Rights                             Summary of the Contract;
                                            Investments Allocation of
                                            Your Purchase Payment;
                                            Death Benefit; Facts About
                                            the Contract; Types of
                                            Anuity Income Options;
                                            Voting Rights; Other
                                            Contract Provisions
 b)      Provisions and limitations         Investment Allocation of
                                            Your
                                            Purchase Payment; Free
                                            Look
                                            Privilege
 c)      Changes in contracts or
         operations                         Changes in Investment
                                            Options
 d)      Contract owner inquiries           Cover Page

Item 8.  Annuity Period

 a)      Level of benefits                  Fixed, Variable or
                                            Combination
                                            Annuity Income; Types of
                                            Annuity
                                            Income Options
 b)      Annuity commencement date          Annuity Income Dates
 c)      Annuity payments                   Types of Annuity Income
                                            Options
 d)      Assumed investment return          Fixed, Variable or
                                            Combination
                                            Annuity Income
 e)      Minimums                           Cover Page, Summary of the
                                            Contract
 f)      Rights to change options or
         transfer contract                  Investment Allocation of
                                            Your
         value                              Purchase Payment

Item 9.  Death Benefit

 a)      Death benefit Calculation          Death Benefit
 b)      Forms of benefits                  Death Benefit; Types of
                                            Annuity
                                            Options; Fixed, Variable,
                                            or
                                            Combination Annuity Income
Item 10. Purchases and Contract Values
 a)      Procedures for purchases           Purchase of a Contract
 b)      Accumulation unit value            Not applicable
 c)      Calculation of accumulation
         unit value                         Not applicable
 d)      Principal underwriter              Selling the Contracts
Item 11. Redemptions
 a)      Redemptions procedures             Not applicable

 b)      Texas Optional Retirement Program  Not Applicable
 c)      Delay                              Postponement of Benefits
 d)      Lapse                              Not Applicable
 e)      Revocation rights                  Free Look Privilege
Item 12. Taxes
 a)      Tax Consequences                   Tax Considerations
 b)      Qualified plans                    Tax Considerations
 c)      Impact of taxes                    Tax Considerations
Item 13. Legal Proceedings                  Litigation

Item 14. Table of Contents for Statement of Table of Contents for
                                            Statement of
         Additional Information             Additional Information

Part B
Item N-4 Item                               Heading in Statement of
                                            Additional  Information.
Item 15. Cover Page                         Cover Page
Item 16. Table of Contents                  Table of Contents
Item 17. General Information and History
 a)      Name Change                        Not Applicable
 b)      Attributions of Assets             Not Applicable
 c)      Control of Depositor               EFILI (Prospectus)

Item 18. Services
 a)      Fees, expenses and costs           Fee Table (prospectus);
                                            Charges
                                            (prospectus); The Funds
                                            (prospectus)
 b)      Management - related services      Service Agreements
 c)      Custodian and independent
         public accountant                  Independent Accountants
 d)      Other custodianship                Safekeeping of Variable
                                            Account
                                            Assets
 e)      Administrative servicing agent     Not applicable
 f)      Depositor as principal Underwriter Not Applicable
Item 19. Purchase of Securities Being Offered

 a)      Manner of Offering                 Distribution of the
                                            Contracts; Selling
                                            the Contracts;
                                            (prospectus)
 b)      Sales Load                         Not applicable

Item 20. Underwriters
 a)      Depositor or affiliate as
         principal underwriter              Selling the Contracts
                                            (prospectus)
 b)      Continuous Offering                Distribution of Contracts
 c)      Underwriting commissions           Not Applicable
 d)      Payments to underwriter            Not Applicable
Item 21. Calculation of Performance Data    Performance
Item 22. Annuity Payments                   Fixed, Variable or
                                            Combination
                                            Annuity Income
Item 23. Financial Statements
 (a)     Registrant                         Financial Statements
 (b)     Depositor                          Financial Statements

PROSPECTUS

INCOME ADVANTAGE

INTRODUCTION

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are    two     types of Contracts. You may purchase:

(1) a "NON-QUALIFIED CONTRACT" with money from any source;    and

(2) a "QUALIFIED CONTRACT" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b)
plans, 401(k) plans, or IRAs   .

You purchase a Contract with a single payment (the "Purchase
Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a NON-QUALIFIED CONTRACT, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For QUALIFIED
CONTRACTS   ,     the entire amount of annuity income each year will
generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page 152.

INVESTMENT OPTIONS

You allocate your Purchase Payment between FIXED and VARIABLE ANNUITY INCOME. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

If you allocate all or a portion to variable annuity income, you may
choose one or more of twenty-eight    available     Investment Options
of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages the Fidelity Funds.

The Investment Options also invest in mutual fund portfolios managed
by MORGAN STANLEY    ASSET     MANAGEMENT INC. ("   MORGAN
STANLEY    "), PILGRIM BAXTER & ASSOCIATES, LTD   . OR PILGRIM BAXTER
VALUE INVESTORS, INC. ("PBHG"), STRONG CAPITAL MANAGEMENT, INC.
("STRONG") and     CREDIT SUISSE ASSET MANAGEMENT, LLC    for the
    WARBURG PINCUS    TRUST PORTFOLIOS     ("WARBURG PINCUS") ("Other
Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds." Additional Investment Options may be added in the future.

LEGAL INFORMATION

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated
April 30, 200   0. Th    e Statement of Additional Information is
incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 164.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR ALL THE INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE
Nationally  1-800-544-2442
Date: April 30,    2000

PROSPECTUS CONTENTS



GLOSSARY                        9

Summary of the Contract         11

FACTS ABOUT EFILI, THE
VARIABLE ACCOUNT AND THE FUNDS

EFILI                           16

The Variable Account            16

The Funds                       17

FACTS ABOUT THE CONTRACT

Purchase of a Contract          149

Free Look Privilege             149

Investment Allocation of Your   149
Purchase Payment

Trading Among Investment        149
Options

Charges                         150

Annuity Income Dates            150

Signature Guarantee             150

Death Benefit                   150

Fixed, Variable or              151
Combination Annuity Income

Benchmark Rate of Return        151

Types of Annuity Income         153
Options

Reports                         153

MORE ABOUT THE CONTRACT

Tax Considerations              153

Other Contract Provisions       156

Selling the Contracts           156

Postponement of Benefits        156

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options   156

Total Return for an             156
Investment Option

Voting Rights                   157

Resolving Material Conflicts    157

Performance                     157

Litigation                      157

Appendix - Illustrations of     158
Values

Table of Contents of the        165
Statement of Additional
Information



GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you
choose. If the    annualized Total Return (performance after all
expenses)     of the Investment Options you choose matches the
benchmark, annuity income will stay constant. If the    Total
Return     exceeds the benchmark, annuity income will increase. If
   the Total Return     falls below the benchmark, annuity income will
decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.
BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual
Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.

TOTAL RETURN -    U    sed to measure the investment performance of an
Investment Option from one Valuation Period to the next.

   TRADING AMONG INVESTMENT OPTIONS - Transfers of amounts among the
Subaccounts.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

PURPOSE

This variable annuity Contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page 151. You may choose annuity income that is ENTIRELY FIXED, ENTIRELY VARIABLE, or a COMBINATION OF FIXED AND VARIABLE. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page 149.

ANNUITY INCOME

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any. We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint
Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified
Contracts you must be the only Owner.

PURCHASE OF CONTRACT

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are    two     types of Contracts. You may purchase a
Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs.

INVESTMENT OPTIONS

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select.

There are currently twenty-eight variable Subaccounts    available as
investment options    .

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

(small solid bullet) Five    Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.

(small solid bullet)    Four Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities
Portfolio    and Mid Cap Portfolio    .

(small solid bullet) The remaining    Subaccounts     invest in shares
of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Warburg Pincus.

FREE LOOK PERIOD

THE PORTION OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE ANNUITY INCOME WILL BE PLACED IN THE MONEY MARKET INVESTMENT OPTION DURING THE MONEY MARKET PERIOD, AND YOU MAY CURRENTLY REALLOCATE AMONG THE
VARIABLE INVESTMENT OPTIONS AT ANY TIME AFTER THE END OF THE MONEY
MARKET PERIOD.

You may return the Contract for a refund during the free look period. See FREE LOOK PRIVILEGE on page 147. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page 148.

IMPORTANT

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed
information in the rest of this prospectus and in the Contract.    The
Contract constitutes the entire agreement between you and EFILI and should be retained.

FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page 148 for additional information.

CONTRACT EXPENSES

NONE

SEPARATE ACCOUNT ANNUAL

EXPENSES

(as a percentage of Portfolio
average net assets)

Mortality and Expense Risk     0.75%
Charge

Account Fees and Expenses:

Administrative Charge          0.25%

Total Separate Account Annual  1.00%
Expenses

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

                                 Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

FIDELITYA

Asset Manager                     0.53%            0.09%           0.62%

Money Market                      0.18%            0.09%           0.27%

Investment Grade Bond             0.43%            0.11%           0.54%

High Income                       0.58%            0.11%           0.69%

Equity-Income                     0.48%            0.08%           0.56%

Index 500                         0.24%            0.04%           0.28%B

Growth                            0.58%            0.07%           0.65%

Overseas                          0.73%            0.14%           0.87%

Asset Manager: Growth             0.58%            0.12%           0.70%

Contrafund                        0.58%            0.07%           0.65%

Growth Opportunities              0.58%            0.10%           0.68%

Balanced                          0.43%            0.12%           0.55%

Growth & Income                   0.48%            0.11%           0.59%

Mid Cap                           0.57%            0.40%           0.97%

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt             0.45%            0.98%           1.43%C

Emerging Markets Equity           0.42%            1.37%           1.79%C

Global Equity                     0.47%            0.68%           1.15%C

International Magnum              0.29%            0.87%           1.16%C

PBHG

Select 20                         0.85%            0.20%           1.05%D

Growth II                         0.85%            0.35%           1.20%D

Select Value*                     0.65%            0.30%           0.95%D

Small Cap Value                   0.91%            0.29%           1.20%D

Technology & Communications       0.85%            0.24%           1.09%D

STRONG

Mid Cap Growth Fund II            1.00%            0.15%           1.15%E

Opportunity Fund II               1.00%            0.14%           1.14%E

WARBURG PINCUS

International Equity              1.00%            0.32%           1.32%F

Global Post-Venture Capital**     1.07%            0.33%           1.40%F

Small Company Growth              0.90%            0.24%           1.14%F


* PREVIOUSLY CALLED LARGE CAP VALUE.

** PREVIOUSLY CALLED POST-VENTURE CAPITAL.

A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FIDELITY FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FIDELITY FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT
OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A    PORTION     OF
FUND EXPENSES. WITHOUT THESE REDUCTIONS, THE TOTAL OPERATING EXPENSES
PRESENTED IN THE TABLE WOULD HAVE BEEN 0.   5    7% FOR EQUITY-INCOME
PORTFO   LIO, 0.66% FOR GROWTH PORTFOLIO, 0.91% FOR OVERSEAS
PORTFOLIO, 0.63% FOR ASSET MANAGER PORTFOLIO, 0.67% FOR CONTRAFUND PORTFOLIO, 0.70% FOR ASSET MANAGER: GROWTH PORTFOLIO, 0.68% FOR GROWTH OPPORTUNITIES PORTFOLIO, 0.55% FOR BALANCED PORTFOLIO, 0.59% FOR
GROWTH AND INCOME POR    TFOLIO, AND 3.34% FOR MID CAP PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES, AND TOTAL EXPENSES WOULD HAVE BEEN 0.24%,
0.   10    % AND 0.34%, RESPECTIVELY.

C MORGAN STANLEY ASSET    MANAGEMENT    , WITH RESPECT TO THE
PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS MANAGEMENT FEES AND AGREED TO REIMBURSE CERTAIN EXPENSES OF THE PORTFOLIO. MORGAN
STANLEY ASSET MANAGEMENT MAY    TERMINATE     THIS VOLUNTARY WAIVER
AND REIMBURSEMENT AT ANY TIME AT ITS SOLE DISCRETION. WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS FOLLOWS: EMERGING MARKETS
DEBT PORTFOLIO (0.80%, 0.98%,    1.78%); EMERGING MARKETS EQUITY
PORTFOLIO (1.25%, 1.37%, 2.62%); GLOBAL EQUITY PORTFOLIO (0.80%,
0.68%, 1.48%); INTERNATIONAL MAGNUM PORTFOLI    O (0.80%, 0.87%,
1.67%).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET
ASSETS OF THE    SELECT     VALUE PORTFOLIO, THROUGH DECEMBER 31,
1999. TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO, EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1999. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE SMALL CAP VALUE PORTFOLIO WOULD BE 1.00%
AND    1.29    %.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS. MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL EXPENSES FOR
OPPORTUNITY II AND MID    CAP     GROWTH FUND II ARE CALCULATED ON AN
ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR THROUGH THE
CURRENT QUARTER END. THE ADVISOR FOR    MID CAP GROWTH FUND II IS
ABSORBING EXPENSES OF 0.02%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.17%.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE
INTERNATIONAL EQUITY,    GLOBAL     POST-VENTURE CAPITAL AND SMALL
COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL
YEAR ENDED DECEMBER 31, 199   9    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.3   2    %, 0.   33    % AND 0.24%; AND TOTAL ANNUAL
EXPENSES WOULD HAVE EQUALLED 1.3   2    %, 1.   58    % AND 1.14% FOR
THE INTERNATIONAL EQUITY, GLOBAL POST-VENTURE CAPITAL, AND SMALL COMPANY GROWTH PORTFOLIOS, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

   There are currently twenty-nine Subaccounts in the Variable Account. One of these Subaccounts, Strong Discovery Fund II Portfolio, is no longer available as an investment option in the Contract and no money may be allocated to this Subaccount. On or about May 26, 2000, any assets remaining in Strong Discovery Fund II Portfolio will be exchanged to VIP III Mid Cap Portfolio. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund
II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 199 9 . Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized Total of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Total of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option, and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the
Purchase Payment needed would be $74,   520    . If the purchaser were
female, the Purchase Payment necessary would be $83,   417    . This
is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

The graphs for the Other Funds are not available.

ASSET MANAGER PORTFOLIO OF FIDELITY VARIABLE INSURANCE PRODUCTS FUND II seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00                                                  $500

Oct-89             31.00             0.20                        100.11%  $499

Nov-89             30.00             0.40                        100.32%  $498

Dec-89             31.00             0.31                        100.22%  $497

Jan-90             31.00             -2.21                       97.71%   $484

Feb-90             28.00             1.03                        100.95%  $486

Mar-90             31.00             0.81                        100.73%  $488

Apr-90             30.00             -1.31                       98.61%   $479

May-90             31.00             5.10                        105.01%  $501

Jun-90             30.00             0.78                        100.69%  $503

Jul-90             31.00             -0.19                       99.72%   $499

Aug-90             31.00             -3.28                       96.64%   $480

Sep-90             30.00             -2.10                       97.82%   $468

Oct-90             31.00             0.51                        100.42%  $468

Nov-90             30.00             4.87                        104.78%  $489

Dec-90             31.00             2.90                        102.81%  $500

Jan-91             31.00             4.79                        104.70%  $522

Feb-91             28.00             3.91                        103.83%  $540

Mar-91             31.00             1.61                        101.53%  $545

Apr-91             30.00             1.50                        101.42%  $551

May-91             31.00             2.26                        102.17%  $561

Jun-91             30.00             -1.79                       98.13%   $548

Jul-91             31.00             2.51                        102.42%  $559

Aug-91             31.00             2.03                        101.94%  $567

Sep-91             30.00             0.58                        100.50%  $568

Oct-91             31.00             0.66                        100.57%  $569

Nov-91             30.00             -1.64                       98.28%   $557

Dec-91             31.00             4.32                        104.23%  $578

Jan-92             31.00             1.27                        101.19%  $582

Feb-92             29.00             1.94                        101.86%  $591

Mar-92             31.00             -0.24                       99.67%   $587

Apr-92             30.00             1.47                        101.38%  $592

May-92             31.00             1.04                        100.96%  $596

Jun-92             30.00             -0.08                       99.84%   $592

Jul-92             31.00             1.67                        101.58%  $599

Aug-92             31.00             -0.31                       99.60%   $594

Sep-92             30.00             0.63                        100.54%  $595

Oct-92             31.00             0.16                        100.07%  $593

Nov-92             30.00             2.18                        102.10%  $603

Dec-92             31.00             1.60                        101.51%  $610

Jan-93             31.00             1.80                        101.71%  $618

Feb-93             28.00             0.94                        100.86%  $621

Mar-93             31.00             2.83                        102.74%  $635

Apr-93             30.00             0.60                        100.52%  $636

May-93             31.00             1.70                        101.61%  $643

Jun-93             30.00             0.80                        100.72%  $645

Jul-93             31.00             1.23                        101.14%  $650

Aug-93             31.00             2.92                        102.83%  $666

Sep-93             30.00             0.07                        99.99%   $663

Oct-93             31.00             2.70                        102.61%  $677

Nov-93             30.00             -0.13                       99.79%   $673

Dec-93             31.00             4.05                        103.96%  $697

Jan-94             31.00             3.18                        103.09%  $716

Feb-94             28.00             -3.18                       96.75%   $690

Mar-94             31.00             -4.70                       95.22%   $654

Apr-94             30.00             0.07                        99.99%   $651

May-94             31.00             0.86                        100.77%  $654

Jun-94             30.00             -1.91                       98.01%   $638

Jul-94             31.00             1.73                        101.64%  $646

Aug-94             31.00             2.34                        102.25%  $658

Sep-94             30.00             -1.18                       98.74%   $647

Oct-94             31.00             0.49                        100.40%  $647

Nov-94             30.00             -1.47                       98.45%   $634

Dec-94             31.00             -2.20                       97.72%   $617

Jan-95             31.00             -0.65                       99.27%   $610

Feb-95             28.00             1.62                        101.54%  $617

Mar-95             31.00             1.32                        101.23%  $622

Apr-95             30.00             1.59                        101.51%  $629

May-95             31.00             1.28                        101.19%  $634

Jun-95             30.00             0.84                        100.76%  $636

Jul-95             31.00             3.56                        103.47%  $655

Aug-95             31.00             1.21                        101.12%  $660

Sep-95             30.00             1.26                        101.18%  $665

Oct-95             31.00             -1.31                       98.61%   $653

Nov-95             30.00             2.60                        102.52%  $667

Dec-95             31.00             2.53                        102.44%  $680

Jan-96             31.00             2.15                        102.06%  $692

Feb-96             29.00             -0.27                       99.65%   $686

Mar-96             31.00             1.06                        100.97%  $690

Apr-96             30.00             1.05                        100.97%  $694

May-96             31.00             0.78                        100.69%  $696

Jun-96             30.00             0.90                        100.82%  $699

Jul-96             31.00             -1.66                       98.26%   $684

Aug-96             31.00             0.20                        100.11%  $682

Sep-96             30.00             3.64                        103.55%  $703

Oct-96             31.00             2.57                        102.48%  $718

Nov-96             30.00             4.95                        104.86%  $750

Dec-96             31.00             -1.46                       98.46%   $735

Jan-97             31.00             3.01                        102.92%  $753

Feb-97             28.00             0.86                        100.78%  $756

Mar-97             31.00             -3.80                       96.12%   $724

Apr-97             30.00             3.42                        103.33%  $745

May-97             31.00             4.80                        104.71%  $777

Jun-97             30.00             2.66                        102.58%  $794

Jul-97             31.00             5.78                        105.69%  $836

Aug-97             31.00             -2.73                       97.19%   $809

Sep-97             30.00             3.22                        103.13%  $831

Oct-97             31.00      1.00%  -1.64                       98.28%   $813

Nov-97             30.00      1.00%  2.31                        102.23%  $828

Dec-97             31.00      1.00%  1.52                        101.43%  $836

Jan-98             31.00      1.00%  0.33                        100.24%  $835

Feb-98             28.00      1.00%  4.50                        104.42%  $868

Mar-98             31.00      1.00%  2.90                        102.81%  $889

Apr-98             30.00      1.00%  -0.12                       99.80%   $884

May-98             31.00      1.00%  -0.53                       99.39%   $875

Jun-98             30.00      1.00%  1.95                        101.87%  $888

Jul-98             31.00      1.00%  -0.64                       99.28%   $877

Aug-98             31.00      1.00%  -9.10                       90.82%   $794

Sep-98             30.00      1.00%  3.34                        103.25%  $816

Oct-98             31.00      1.00%  4.35                        104.26%  $847

Nov-98             30.00      1.00%  3.81                        103.72%  $875

Dec-98             31.00      1.00%  4.13                        104.04%  $907

Jan-99             31.00      1.00%  2.37                        102.28%  $924

Feb-99             28.00      1.00%  -2.29                       97.63%   $899

Mar-99             31.00      1.00%  0.89                        100.80%  $902

Apr-99             30.00      1.00%  2.24                        102.16%  $918

May-99             31.00      1.00%  -1.44                       98.48%   $900

Jun-99             30.00      1.00%  3.51                        103.42%  $927

Jul-99             31.00      1.00%  -1.70                       98.22%   $907

Aug-99             31.00      1.00%  -0.17                       99.74%   $901

Sep-99             30.00      1.00%  -1.15                       98.77%   $886

Oct-99             31.00      1.00%  3.03                        102.94%  $909

Nov-99             30.00      1.00%  1.36                        101.28%  $917

Dec-99             31.00      1.00%  4.19                        104.10%  $950





Listed in Order                                                  Max      950

to match MFPR                                                    Min      468


MONEY MARKET PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MONEY MARKET

Apr-82                        0.01                                        $500

May-82             31.00             1.16                        101.07%  $503

Jun-82             30.00             1.12                        101.04%  $506

Jul-82             31.00             1.18                        101.09%  $510

Aug-82             31.00             1.03                        100.94%  $513

Sep-82             30.00             0.89                        100.81%  $515

Oct-82             31.00             0.86                        100.78%  $516

Nov-82             30.00             0.80                        100.71%  $518

Dec-82             31.00             0.77                        100.68%  $519

Jan-83             31.00             0.72                        100.63%  $521

Feb-83             28.00             0.63                        100.56%  $521

Mar-83             31.00             0.70                        100.61%  $523

Apr-83             30.00             0.68                        100.60%  $524

May-83             31.00             0.69                        100.60%  $525

Jun-83             30.00             0.68                        100.60%  $526

Jul-83             31.00             0.77                        100.69%  $527

Aug-83             31.00             0.80                        100.72%  $529

Sep-83             30.00             0.79                        100.70%  $530

Oct-83             31.00             0.80                        100.71%  $532

Nov-83             30.00             0.76                        100.68%  $533

Dec-83             31.00             0.77                        100.68%  $535

Jan-84             31.00             0.77                        100.69%  $536

Feb-84             29.00             0.73                        100.65%  $537

Mar-84             31.00             0.80                        100.71%  $539

Apr-84             30.00             0.80                        100.72%  $541

May-84             31.00             0.85                        100.76%  $543

Jun-84             30.00             0.85                        100.77%  $545

Jul-84             31.00             0.91                        100.82%  $547

Aug-84             31.00             0.92                        100.83%  $549

Sep-84             30.00             0.90                        100.82%  $551

Oct-84             31.00             0.90                        100.81%  $553

Nov-84             30.00             0.79                        100.71%  $555

Dec-84             31.00             0.75                        100.66%  $557

Jan-85             31.00             0.71                        100.62%  $558

Feb-85             28.00             0.62                        100.54%  $559

Mar-85             31.00             0.70                        100.61%  $560

Apr-85             30.00             0.68                        100.60%  $561

May-85             31.00             0.68                        100.60%  $562

Jun-85             30.00             0.62                        100.54%  $563

Jul-85             31.00             0.63                        100.54%  $563

Aug-85             31.00             0.63                        100.55%  $564

Sep-85             30.00             0.62                        100.53%  $565

Oct-85             31.00             0.65                        100.56%  $566

Nov-85             30.00             0.63                        100.55%  $566

Dec-85             31.00             0.65                        100.57%  $567

Jan-86             31.00             0.65                        100.56%  $568

Feb-86             28.00             0.57                        100.50%  $569

Mar-86             31.00             0.62                        100.54%  $570

Apr-86             30.00             0.57                        100.49%  $570

May-86             31.00             0.56                        100.47%  $570

Jun-86             30.00             0.54                        100.45%  $571

Jul-86             31.00             0.55                        100.46%  $571

Aug-86             31.00             0.52                        100.44%  $571

Sep-86             30.00             0.48                        100.39%  $571

Oct-86             31.00             0.49                        100.40%  $571

Nov-86             30.00             0.47                        100.38%  $571

Dec-86             31.00             0.49                        100.40%  $571

Jan-87             31.00             0.50                        100.41%  $571

Feb-87             28.00             0.43                        100.36%  $571

Mar-87             31.00             0.48                        100.40%  $570

Apr-87             30.00             0.48                        100.40%  $570

May-87             31.00             0.52                        100.43%  $571

Jun-87             30.00             0.52                        100.44%  $571

Jul-87             31.00             0.54                        100.45%  $571

Aug-87             31.00             0.54                        100.45%  $571

Sep-87             30.00             0.53                        100.45%  $572

Oct-87             31.00             0.57                        100.49%  $572

Nov-87             30.00             0.54                        100.46%  $572

Dec-87             31.00             0.59                        100.51%  $573

Jan-88             31.00             0.58                        100.49%  $573

Feb-88             29.00             0.51                        100.43%  $573

Mar-88             31.00             0.54                        100.46%  $574

Apr-88             30.00             0.52                        100.44%  $574

May-88             31.00             0.55                        100.47%  $574

Jun-88             30.00             0.56                        100.48%  $575

Jul-88             31.00             0.60                        100.51%  $575

Aug-88             31.00             0.63                        100.55%  $576

Sep-88             30.00             0.63                        100.55%  $577

Oct-88             31.00             0.66                        100.57%  $578

Nov-88             30.00             0.65                        100.57%  $579

Dec-88             31.00             0.71                        100.63%  $580

Jan-89             31.00             0.74                        100.65%  $581

Feb-89             28.00             0.67                        100.59%  $582

Mar-89             31.00             0.78                        100.69%  $584

Apr-89             30.00             0.77                        100.69%  $586

May-89             31.00             0.79                        100.71%  $587

Jun-89             30.00             0.75                        100.67%  $589

Jul-89             31.00             0.75                        100.67%  $590

Aug-89             31.00             0.73                        100.64%  $592

Sep-89             30.00             0.71                        100.63%  $593

Oct-89             31.00             0.69                        100.60%  $594

Nov-89             30.00             0.68                        100.59%  $595

Dec-89             31.00             0.71                        100.62%  $597

Jan-90             31.00             0.66                        100.57%  $597

Feb-90             28.00             0.60                        100.53%  $598

Mar-90             31.00             0.69                        100.60%  $600

Apr-90             30.00             0.63                        100.55%  $600

May-90             31.00             0.67                        100.58%  $601

Jun-90             30.00             0.64                        100.56%  $602

Jul-90             31.00             0.66                        100.58%  $603

Aug-90             31.00             0.65                        100.56%  $604

Sep-90             30.00             0.63                        100.54%  $605

Oct-90             31.00             0.65                        100.57%  $606

Nov-90             30.00             0.63                        100.55%  $607

Dec-90             31.00             0.65                        100.56%  $608

Jan-91             31.00             0.64                        100.55%  $608

Feb-91             28.00             0.54                        100.46%  $609

Mar-91             31.00             0.50                        100.41%  $609

Apr-91             30.00             0.56                        100.48%  $609

May-91             31.00             0.50                        100.41%  $609

Jun-91             30.00             0.44                        100.36%  $609

Jul-91             31.00             0.52                        100.43%  $609

Aug-91             31.00             0.46                        100.38%  $609

Sep-91             30.00             0.47                        100.39%  $609

Oct-91             31.00             0.45                        100.37%  $609

Nov-91             30.00             0.41                        100.33%  $608

Dec-91             31.00             0.44                        100.35%  $608

Jan-92             31.00             0.41                        100.32%  $607

Feb-92             29.00             0.34                        100.26%  $606

Mar-92             31.00             0.37                        100.28%  $606

Apr-92             30.00             0.33                        100.25%  $605

May-92             31.00             0.30                        100.22%  $604

Jun-92             30.00             0.33                        100.25%  $603

Jul-92             31.00             0.31                        100.22%  $601

Aug-92             31.00             0.30                        100.22%  $600

Sep-92             30.00             0.28                        100.20%  $599

Oct-92             31.00             0.28                        100.19%  $598

Nov-92             30.00             0.29                        100.21%  $597

Dec-92             31.00             0.30                        100.21%  $595

Jan-93             31.00             0.28                        100.19%  $594

Feb-93             28.00             0.26                        100.18%  $593

Mar-93             31.00             0.29                        100.20%  $592

Apr-93             30.00             0.26                        100.18%  $590

May-93             31.00             0.24                        100.15%  $589

Jun-93             30.00             0.29                        100.21%  $588

Jul-93             31.00             0.26                        100.17%  $586

Aug-93             31.00             0.27                        100.18%  $585

Sep-93             30.00             0.25                        100.17%  $584

Oct-93             31.00             0.24                        100.15%  $582

Nov-93             30.00             0.27                        100.19%  $581

Dec-93             31.00             0.27                        100.18%  $580

Jan-94             31.00             0.27                        100.18%  $578

Feb-94             28.00             0.24                        100.16%  $577

Mar-94             31.00             0.29                        100.20%  $576

Apr-94             30.00             0.28                        100.20%  $575

May-94             31.00             0.34                        100.25%  $574

Jun-94             30.00             0.34                        100.26%  $573

Jul-94             31.00             0.34                        100.25%  $572

Aug-94             31.00             0.40                        100.31%  $571

Sep-94             30.00             0.38                        100.30%  $571

Oct-94             31.00             0.41                        100.32%  $570

Nov-94             30.00             0.41                        100.33%  $570

Dec-94             31.00             0.45                        100.36%  $570

Jan-95             31.00             0.50                        100.41%  $570

Feb-95             28.00             0.45                        100.37%  $569

Mar-95             31.00             0.50                        100.41%  $569

Apr-95             30.00             0.45                        100.37%  $569

May-95             31.00             0.53                        100.44%  $569

Jun-95             30.00             0.48                        100.40%  $569

Jul-95             31.00             0.49                        100.40%  $569

Aug-95             31.00             0.48                        100.39%  $569

Sep-95             30.00             0.45                        100.37%  $569

Oct-95             31.00             0.49                        100.40%  $569

Nov-95             30.00             0.46                        100.38%  $569

Dec-95             31.00             0.44                        100.35%  $568

Jan-96             31.00             0.49                        100.40%  $568

Feb-96             29.00             0.42                        100.34%  $568

Mar-96             31.00             0.41                        100.32%  $568

Apr-96             30.00             0.45                        100.37%  $567

May-96             31.00             0.43                        100.34%  $567

Jun-96             30.00             0.39                        100.31%  $567

Jul-96             31.00             0.47                        100.38%  $566

Aug-96             31.00             0.43                        100.34%  $566

Sep-96             30.00             0.45                        100.37%  $566

Oct-96             31.00             0.45                        100.36%  $565

Nov-96             30.00             0.42                        100.34%  $565

Dec-96             31.00             0.46                        100.37%  $565

Jan-97             31.00             0.45                        100.36%  $565

Feb-97             28.00             0.40                        100.32%  $564

Mar-97             31.00             0.44                        100.35%  $564

Apr-97             30.00             0.44                        100.36%  $564

May-97             31.00             0.44                        100.35%  $563

Jun-97             30.00             0.46                        100.38%  $563

Jul-97             31.00             0.46                        100.37%  $563

Aug-97             31.00             0.43                        100.34%  $563

Sep-97             30.00             0.47                        100.39%  $562

Oct-97             31.00      1.00%  0.46                        100.37%  $562

Nov-97             30.00      1.00%  0.41                        100.33%  $562

Dec-97             31.00      1.00%  0.50                        100.41%  $562

Jan-98             31.00      1.00%  0.45                        100.36%  $562

Feb-98             28.00      1.00%  0.42                        100.34%  $561

Mar-98             31.00      1.00%  0.47                        100.38%  $561

Apr-98             30.00      1.00%  0.44                        100.36%  $561

May-98             31.00      1.00%  0.43                        100.34%  $561

Jun-98             30.00      1.00%  0.47                        100.39%  $560

Jul-98             31.00      1.00%  0.46                        100.37%  $560

Aug-98             31.00      1.00%  0.46                        100.37%  $560

Sep-98             30.00      1.00%  0.44                        100.36%  $560

Oct-98             31.00      1.00%  0.43                        100.34%  $559

Nov-98             30.00      1.00%  0.44                        100.36%  $559

Dec-98             31.00      1.00%  0.43                        100.34%  $559

Jan-99             31.00      1.00%  0.40                        100.31%  $558

Feb-99             28.00      1.00%  0.38                        100.30%  $558

Mar-99             31.00      1.00%  0.44                        100.35%  $557

Apr-99             30.00      1.00%  0.39                        100.31%  $557

May-99             31.00      1.00%  0.36                        100.27%  $556

Jun-99             30.00      1.00%  0.43                        100.35%  $556

Jul-99             31.00      1.00%  0.40                        100.31%  $555

Aug-99             31.00      1.00%  0.44                        100.35%  $555

Sep-99             30.00      1.00%  0.43                        100.35%  $555

Oct-99             31.00      1.00%  0.42                        100.33%  $554

Nov-99             30.00      1.00%  0.47                        100.39%  $554

Dec-99             31.00      1.00%  0.48                        100.39%  $554





Listed in Order                                                  Max      609

to match MFPR                                                    Min      500


INVESTMENT GRADE BOND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II
   seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INVESTMENT GRADE BOND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00                                                  $500

Jan-89             31.00             0.87                        100.78%  $502

Feb-89             28.00             0.22                        100.14%  $501

Mar-89             31.00             0.62                        100.54%  $501

Apr-89             30.00             1.11                        101.03%  $504

May-89             31.00             1.11                        101.03%  $507

Jun-89             30.00             1.92                        101.84%  $515

Jul-89             31.00             1.56                        101.47%  $520

Aug-89             31.00             -0.80                       99.12%   $513

Sep-89             30.00             0.39                        100.31%  $513

Oct-89             31.00             1.55                        101.46%  $518

Nov-89             30.00             0.86                        100.78%  $520

Dec-89             31.00             0.41                        100.32%  $520

Jan-90             31.00             -0.23                       99.69%   $516

Feb-90             28.00             0.57                        100.49%  $517

Mar-90             31.00             0.30                        100.22%  $516

Apr-90             30.00             0.04                        99.96%   $513

May-90             31.00             1.57                        101.48%  $519

Jun-90             30.00             0.78                        100.70%  $520

Jul-90             31.00             0.99                        100.91%  $523

Aug-90             31.00             -0.01                       99.91%   $520

Sep-90             30.00             0.39                        100.31%  $520

Oct-90             31.00             0.01                        99.92%   $517

Nov-90             30.00             0.60                        100.52%  $518

Dec-90             31.00             1.04                        100.95%  $521

Jan-91             31.00             0.20                        100.12%  $519

Feb-91             28.00             1.01                        100.93%  $522

Mar-91             31.00             1.69                        101.61%  $528

Apr-91             30.00             1.47                        101.39%  $533

May-91             31.00             0.77                        100.69%  $535

Jun-91             30.00             0.19                        100.11%  $533

Jul-91             31.00             0.86                        100.77%  $535

Aug-91             31.00             2.09                        102.00%  $543

Sep-91             30.00             1.86                        101.77%  $551

Oct-91             31.00             1.09                        101.01%  $554

Nov-91             30.00             1.08                        101.00%  $557

Dec-91             31.00             2.98                        102.90%  $571

Jan-92             31.00             -0.99                       98.92%   $563

Feb-92             29.00             0.55                        100.47%  $563

Mar-92             31.00             -0.18                       99.73%   $559

Apr-92             30.00             0.73                        100.65%  $561

May-92             31.00             1.54                        101.45%  $566

Jun-92             30.00             1.16                        101.08%  $570

Jul-92             31.00             2.03                        101.94%  $579

Aug-92             31.00             0.60                        100.52%  $580

Sep-92             30.00             1.20                        101.12%  $584

Oct-92             31.00             -1.27                       98.65%   $573

Nov-92             30.00             -0.26                       99.66%   $569

Dec-92             31.00             1.42                        101.33%  $574

Jan-93             31.00             2.10                        102.01%  $583

Feb-93             28.00             1.70                        101.62%  $591

Mar-93             31.00             0.44                        100.35%  $590

Apr-93             30.00             0.61                        100.53%  $591

May-93             31.00             0.17                        100.08%  $589

Jun-93             30.00             1.91                        101.83%  $597

Jul-93             31.00             0.68                        100.59%  $599

Aug-93             31.00             1.78                        101.69%  $606

Sep-93             30.00             0.50                        100.42%  $606

Oct-93             31.00             0.50                        100.41%  $606

Nov-93             30.00             -0.49                       99.43%   $600

Dec-93             31.00             0.59                        100.50%  $601

Jan-94             31.00             1.13                        101.04%  $605

Feb-94             28.00             -1.64                       98.28%   $592

Mar-94             31.00             -2.28                       97.64%   $576

Apr-94             30.00             -0.90                       99.02%   $568

May-94             31.00             -0.27                       99.64%   $563

Jun-94             30.00             -0.27                       99.65%   $559

Jul-94             31.00             1.64                        101.55%  $566

Aug-94             31.00             0.09                        100.00%  $563

Sep-94             30.00             -1.08                       98.84%   $554

Oct-94             31.00             0.09                        100.00%  $552

Nov-94             30.00             0.18                        100.10%  $550

Dec-94             31.00             -0.45                       99.47%   $545

Jan-95             31.00             1.45                        101.36%  $550

Feb-95             28.00             1.93                        101.85%  $559

Mar-95             31.00             0.64                        100.55%  $559

Apr-95             30.00             1.36                        101.28%  $564

May-95             31.00             4.01                        103.92%  $584

Jun-95             30.00             0.77                        100.69%  $586

Jul-95             31.00             -0.34                       99.57%   $581

Aug-95             31.00             1.19                        101.10%  $585

Sep-95             30.00             0.93                        100.85%  $587

Oct-95             31.00             1.34                        101.25%  $592

Nov-95             30.00             1.48                        101.40%  $598

Dec-95             31.00             1.38                        101.29%  $603

Jan-96             31.00             0.64                        100.55%  $604

Feb-96             29.00             -1.83                       98.09%   $590

Mar-96             31.00             -0.77                       99.15%   $583

Apr-96             30.00             -0.60                       99.32%   $576

May-96             31.00             -0.17                       99.74%   $573

Jun-96             30.00             1.21                        101.13%  $577

Jul-96             31.00             0.26                        100.17%  $575

Aug-96             31.00             -0.09                       99.82%   $572

Sep-96             30.00             1.62                        101.54%  $578

Oct-96             31.00             2.19                        102.10%  $588

Nov-96             30.00             1.65                        101.57%  $595

Dec-96             31.00             -0.89                       99.03%   $587

Jan-97             31.00             0.25                        100.16%  $585

Feb-97             28.00             0.13                        100.05%  $583

Mar-97             31.00             -1.04                       98.88%   $574

Apr-97             30.00             1.49                        101.41%  $580

May-97             31.00             0.78                        100.69%  $582

Jun-97             30.00             1.20                        101.12%  $586

Jul-97             31.00             2.70                        102.61%  $599

Aug-97             31.00             -0.90                       99.02%   $590

Sep-97             30.00             1.49                        101.41%  $596

Oct-97             31.00      1.00%  1.31                        101.22%  $601

Nov-97             30.00      1.00%  0.24                        100.16%  $600

Dec-97             31.00      1.00%  1.12                        101.03%  $603

Jan-98             31.00      1.00%  1.27                        101.18%  $608

Feb-98             28.00      1.00%  -0.07                       99.85%   $605

Mar-98             31.00      1.00%  0.41                        100.32%  $604

Apr-98             30.00      1.00%  0.50                        100.42%  $604

May-98             31.00      1.00%  0.90                        100.81%  $607

Jun-98             30.00      1.00%  0.81                        100.73%  $609

Jul-98             31.00      1.00%  0.24                        100.15%  $607

Aug-98             31.00      1.00%  1.21                        101.12%  $611

Sep-98             30.00      1.00%  2.47                        102.39%  $623

Oct-98             31.00      1.00%  -0.54                       99.38%   $617

Nov-98             30.00      1.00%  0.86                        100.78%  $619

Dec-98             31.00      1.00%  0.47                        100.38%  $619

Jan-99             31.00      1.00%  0.85                        100.76%  $621

Feb-99             28.00      1.00%  -1.72                       98.20%   $608

Mar-99             31.00      1.00%  0.66                        100.57%  $609

Apr-99             30.00      1.00%  0.33                        100.25%  $608

May-99             31.00      1.00%  -1.30                       98.62%   $597

Jun-99             30.00      1.00%  -0.49                       99.43%   $591

Jul-99             31.00      1.00%  -0.41                       99.51%   $586

Aug-99             31.00      1.00%  -0.17                       99.74%   $582

Sep-99             30.00      1.00%  1.33                        101.25%  $587

Oct-99             31.00      1.00%  0.16                        100.07%  $585

Nov-99             30.00      1.00%  0.16                        100.08%  $583

Dec-99             31.00      1.00%  -0.41                       99.51%   $578





Listed in Order                                                  Max      623

to match MFPR                                                    Min      500


HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    HIGH INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00                                                  $500

Oct-85             31.00             1.25                        101.16%  $504

Nov-85             30.00             1.44                        101.36%  $509

Dec-85             31.00             3.34                        103.25%  $523

Jan-86             31.00             1.24                        101.15%  $527

Feb-86             28.00             3.38                        103.30%  $542

Mar-86             31.00             2.47                        102.38%  $553

Apr-86             30.00             1.70                        101.62%  $559

May-86             31.00             1.53                        101.44%  $565

Jun-86             30.00             1.26                        101.18%  $569

Jul-86             31.00             -0.30                       99.61%   $565

Aug-86             31.00             0.40                        100.31%  $564

Sep-86             30.00             0.85                        100.77%  $566

Oct-86             31.00             2.99                        102.90%  $580

Nov-86             30.00             0.32                        100.24%  $579

Dec-86             31.00             0.63                        100.54%  $580

Jan-87             31.00             3.65                        103.56%  $598

Feb-87             28.00             1.73                        101.65%  $606

Mar-87             31.00             0.91                        100.82%  $608

Apr-87             30.00             -3.13                       96.79%   $587

May-87             31.00             -0.93                       98.99%   $578

Jun-87             30.00             2.16                        102.08%  $588

Jul-87             31.00             0.11                        100.02%  $586

Aug-87             31.00             0.83                        100.74%  $588

Sep-87             30.00             -3.48                       96.44%   $564

Oct-87             31.00             -4.78                       95.14%   $535

Nov-87             30.00             2.95                        102.86%  $548

Dec-87             31.00             1.60                        101.51%  $554

Jan-88             31.00             3.29                        103.20%  $569

Feb-88             29.00             2.99                        102.91%  $583

Mar-88             31.00             -0.72                       99.20%   $576

Apr-88             30.00             0.78                        100.70%  $578

May-88             31.00             -0.15                       99.76%   $574

Jun-88             30.00             2.10                        102.02%  $584

Jul-88             31.00             1.04                        100.95%  $587

Aug-88             31.00             -0.48                       99.44%   $581

Sep-88             30.00             0.80                        100.72%  $583

Oct-88             31.00             1.09                        101.00%  $586

Nov-88             30.00             -0.38                       99.54%   $581

Dec-88             31.00             0.79                        100.70%  $583

Jan-89             31.00             2.40                        102.31%  $594

Feb-89             28.00             0.49                        100.41%  $594

Mar-89             31.00             -1.28                       98.64%   $584

Apr-89             30.00             -1.11                       98.81%   $574

May-89             31.00             1.85                        101.76%  $582

Jun-89             30.00             2.86                        102.78%  $596

Jul-89             31.00             -0.66                       99.26%   $589

Aug-89             31.00             -0.58                       99.34%   $582

Sep-89             30.00             -3.50                       96.42%   $559

Oct-89             31.00             -4.29                       95.63%   $533

Nov-89             30.00             0.08                        100.00%  $531

Dec-89             31.00             -0.27                       99.64%   $527

Jan-90             31.00             -2.21                       97.71%   $512

Feb-90             28.00             -1.54                       98.38%   $502

Mar-90             31.00             -1.06                       98.86%   $494

Apr-90             30.00             0.30                        100.22%  $493

May-90             31.00             2.05                        101.96%  $501

Jun-90             30.00             1.58                        101.50%  $507

Jul-90             31.00             1.54                        101.45%  $512

Aug-90             31.00             -1.67                       98.25%   $501

Sep-90             30.00             -2.37                       97.55%   $486

Oct-90             31.00             -2.43                       97.49%   $472

Nov-90             30.00             2.35                        102.27%  $481

Dec-90             31.00             1.40                        101.31%  $485

Jan-91             31.00             2.12                        102.03%  $493

Feb-91             28.00             5.54                        105.46%  $518

Mar-91             31.00             3.54                        103.45%  $534

Apr-91             30.00             3.55                        103.46%  $550

May-91             31.00             1.47                        101.38%  $555

Jun-91             30.00             2.17                        102.09%  $565

Jul-91             31.00             3.78                        103.69%  $583

Aug-91             31.00             1.37                        101.28%  $588

Sep-91             30.00             2.24                        102.16%  $598

Oct-91             31.00             3.40                        103.31%  $616

Nov-91             30.00             0.85                        100.77%  $618

Dec-91             31.00             0.53                        100.44%  $618

Jan-92             31.00             5.34                        105.25%  $648

Feb-92             29.00             3.63                        103.55%  $668

Mar-92             31.00             3.23                        103.14%  $686

Apr-92             30.00             0.71                        100.63%  $688

May-92             31.00             1.20                        101.11%  $693

Jun-92             30.00             1.09                        101.01%  $697

Jul-92             31.00             1.96                        101.87%  $707

Aug-92             31.00             2.12                        102.03%  $718

Sep-92             30.00             1.04                        100.96%  $722

Oct-92             31.00             -1.49                       98.43%   $708

Nov-92             30.00             1.23                        101.15%  $713

Dec-92             31.00             1.03                        100.94%  $717

Jan-93             31.00             2.68                        102.59%  $733

Feb-93             28.00             1.71                        101.63%  $742

Mar-93             31.00             2.31                        102.22%  $755

Apr-93             30.00             0.66                        100.58%  $756

May-93             31.00             1.49                        101.40%  $764

Jun-93             30.00             2.58                        102.50%  $780

Jul-93             31.00             0.99                        100.90%  $784

Aug-93             31.00             1.07                        100.98%  $788

Sep-93             30.00             0.35                        100.27%  $787

Oct-93             31.00             2.36                        102.27%  $802

Nov-93             30.00             0.94                        100.86%  $805

Dec-93             31.00             1.61                        101.52%  $814

Jan-94             31.00             3.34                        103.25%  $837

Feb-94             28.00             -0.12                       99.80%   $832

Mar-94             31.00             -3.37                       96.55%   $800

Apr-94             30.00             -1.01                       98.91%   $788

May-94             31.00             0.19                        100.10%  $786

Jun-94             30.00             -0.37                       99.55%   $779

Jul-94             31.00             0.37                        100.28%  $778

Aug-94             31.00             0.00                        99.91%   $774

Sep-94             30.00             0.74                        100.66%  $776

Oct-94             31.00             -0.92                       99.00%   $765

Nov-94             30.00             -0.83                       99.09%   $755

Dec-94             31.00             0.56                        100.47%  $756

Jan-95             31.00             1.12                        101.03%  $760

Feb-95             28.00             3.43                        103.35%  $783

Mar-95             31.00             1.25                        101.16%  $789

Apr-95             30.00             2.93                        102.85%  $808

May-95             31.00             2.57                        102.48%  $825

Jun-95             30.00             0.27                        100.19%  $823

Jul-95             31.00             2.41                        102.32%  $838

Aug-95             31.00             0.79                        100.70%  $841

Sep-95             30.00             1.65                        101.57%  $851

Oct-95             31.00             0.94                        100.85%  $854

Nov-95             30.00             0.51                        100.43%  $855

Dec-95             31.00             1.18                        101.09%  $860

Jan-96             31.00             2.32                        102.23%  $876

Feb-96             29.00             1.65                        101.57%  $886

Mar-96             31.00             -0.26                       99.65%   $880

Apr-96             30.00             1.49                        101.41%  $888

May-96             31.00             1.38                        101.29%  $896

Jun-96             30.00             0.51                        100.43%  $896

Jul-96             31.00             -0.34                       99.57%   $889

Aug-96             31.00             1.45                        101.36%  $897

Sep-96             30.00             2.94                        102.86%  $919

Oct-96             31.00             -0.33                       99.58%   $912

Nov-96             30.00             1.06                        100.98%  $917

Dec-96             31.00             1.38                        101.29%  $925

Jan-97             31.00             1.36                        101.27%  $933

Feb-97             28.00             1.81                        101.73%  $945

Mar-97             31.00             -3.11                       96.81%   $911

Apr-97             30.00             1.56                        101.48%  $921

May-97             31.00             4.18                        104.09%  $955

Jun-97             30.00             1.80                        101.72%  $967

Jul-97             31.00             3.62                        103.53%  $997

Aug-97             31.00             0.85                        100.76%  $1,001

Sep-97             30.00             3.54                        103.45%  $1,031

Oct-97             31.00      1.00%  -0.89                       99.03%   $1,017

Nov-97             30.00      1.00%  0.75                        100.67%  $1,020

Dec-97             31.00      1.00%  1.13                        101.04%  $1,026

Jan-98             31.00      1.00%  2.28                        102.19%  $1,044

Feb-98             28.00      1.00%  0.76                        100.68%  $1,047

Mar-98             31.00      1.00%  2.09                        102.00%  $1,064

Apr-98             30.00      1.00%  0.39                        100.31%  $1,063

May-98             31.00      1.00%  -0.71                       99.21%   $1,050

Jun-98             30.00      1.00%  -0.08                       99.84%   $1,044

Jul-98             31.00      1.00%  0.55                        100.46%  $1,045

Aug-98             31.00      1.00%  -12.36                      87.57%   $911

Sep-98             30.00      1.00%  -0.99                       98.93%   $898

Oct-98             31.00      1.00%  -2.72                       97.20%   $869

Nov-98             30.00      1.00%  8.21                        108.12%  $936

Dec-98             31.00      1.00%  -0.60                       99.32%   $925

Jan-99             31.00      1.00%  2.95                        102.86%  $948

Feb-99             28.00      1.00%  -0.42                       99.50%   $940

Mar-99             31.00      1.00%  2.52                        102.43%  $959

Apr-99             30.00      1.00%  5.00                        104.91%  $1,002

May-99             31.00      1.00%  -2.69                       97.23%   $970

Jun-99             30.00      1.00%  0.53                        100.45%  $970

Jul-99             31.00      1.00%  -0.35                       99.56%   $962

Aug-99             31.00      1.00%  -1.69                       98.23%   $941

Sep-99             30.00      1.00%  -1.54                       98.38%   $922

Oct-99             31.00      1.00%  -0.46                       99.46%   $913

Nov-99             30.00      1.00%  2.12                        102.04%  $928

Dec-99             31.00      1.00%  2.26                        102.17%  $944





Listed in Order                                                  Max      1,064

to match MFPR                                                    Min      472


EQUITY-INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    EQUITY INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.18                        102.09%  $508

Dec-86             31.00             -3.00                       96.92%   $491

Jan-87             31.00             11.48                       111.38%  $544

Feb-87             28.00             2.33                        102.25%  $554

Mar-87             31.00             2.54                        102.45%  $566

Apr-87             30.00             -2.49                       97.43%   $549

May-87             31.00             0.62                        100.53%  $550

Jun-87             30.00             2.08                        102.00%  $558

Jul-87             31.00             3.81                        103.72%  $577

Aug-87             31.00             2.75                        102.66%  $590

Sep-87             30.00             -2.10                       97.82%   $574

Oct-87             31.00             -19.51                      80.42%   $460

Nov-87             30.00             -4.47                       95.45%   $437

Dec-87             31.00             5.11                        105.02%  $457

Jan-88             31.00             7.11                        107.02%  $488

Feb-88             29.00             4.96                        104.87%  $509

Mar-88             31.00             -1.74                       98.18%   $498

Apr-88             30.00             1.66                        101.57%  $504

May-88             31.00             1.34                        101.25%  $508

Jun-88             30.00             5.69                        105.60%  $534

Jul-88             31.00             -0.18                       99.73%   $531

Aug-88             31.00             -1.72                       98.19%   $519

Sep-88             30.00             2.97                        102.89%  $532

Oct-88             31.00             1.73                        101.64%  $538

Nov-88             30.00             -1.61                       98.31%   $527

Dec-88             31.00             0.91                        100.83%  $529

Jan-89             31.00             6.18                        106.09%  $559

Feb-89             28.00             -0.51                       99.41%   $554

Mar-89             31.00             2.17                        102.08%  $563

Apr-89             30.00             3.86                        103.77%  $582

May-89             31.00             2.97                        102.88%  $596

Jun-89             30.00             0.07                        99.99%   $594

Jul-89             31.00             5.83                        105.74%  $625

Aug-89             31.00             1.61                        101.52%  $632

Sep-89             30.00             -1.12                       98.79%   $622

Oct-89             31.00             -5.77                       94.15%   $583

Nov-89             30.00             0.57                        100.49%  $584

Dec-89             31.00             0.83                        100.75%  $585

Jan-90             31.00             -6.75                       93.17%   $543

Feb-90             28.00             0.59                        100.52%  $544

Mar-90             31.00             0.16                        100.08%  $542

Apr-90             30.00             -3.47                       96.45%   $521

May-90             31.00             6.62                        106.53%  $552

Jun-90             30.00             -1.00                       98.92%   $544

Jul-90             31.00             -2.45                       97.47%   $528

Aug-90             31.00             -7.99                       91.94%   $484

Sep-90             30.00             -7.76                       92.17%   $444

Oct-90             31.00             -2.55                       97.37%   $431

Nov-90             30.00             7.17                        107.08%  $459

Dec-90             31.00             2.33                        102.24%  $468

Jan-91             31.00             5.36                        105.27%  $490

Feb-91             28.00             6.89                        106.80%  $522

Mar-91             31.00             2.07                        101.99%  $530

Apr-91             30.00             0.47                        100.38%  $530

May-91             31.00             5.49                        105.40%  $556

Jun-91             30.00             -4.09                       95.83%   $531

Jul-91             31.00             5.67                        105.58%  $558

Aug-91             31.00             2.11                        102.02%  $567

Sep-91             30.00             -0.69                       99.23%   $560

Oct-91             31.00             1.67                        101.58%  $567

Nov-91             30.00             -4.31                       95.61%   $540

Dec-91             31.00             7.90                        107.81%  $579

Jan-92             31.00             1.35                        101.26%  $584

Feb-92             29.00             3.25                        103.16%  $601

Mar-92             31.00             -1.23                       98.69%   $590

Apr-92             30.00             3.13                        103.05%  $606

May-92             31.00             0.80                        100.71%  $608

Jun-92             30.00             -0.88                       99.04%   $599

Jul-92             31.00             3.06                        102.98%  $615

Aug-92             31.00             -2.19                       97.73%   $598

Sep-92             30.00             1.04                        100.95%  $601

Oct-92             31.00             1.20                        101.11%  $606

Nov-92             30.00             3.63                        103.54%  $625

Dec-92             31.00             2.82                        102.73%  $639

Jan-93             31.00             2.99                        102.90%  $655

Feb-93             28.00             2.25                        102.17%  $667

Mar-93             31.00             2.98                        102.89%  $683

Apr-93             30.00             -0.42                       99.50%   $677

May-93             31.00             1.81                        101.72%  $686

Jun-93             30.00             1.18                        101.10%  $690

Jul-93             31.00             1.36                        101.27%  $696

Aug-93             31.00             3.83                        103.74%  $719

Sep-93             30.00             -0.38                       99.54%   $713

Oct-93             31.00             0.91                        100.82%  $716

Nov-93             30.00             -1.75                       98.17%   $700

Dec-93             31.00             2.31                        102.22%  $713

Jan-94             31.00             4.40                        104.31%  $740

Feb-94             28.00             -2.58                       97.34%   $718

Mar-94             31.00             -4.18                       95.74%   $685

Apr-94             30.00             3.45                        103.36%  $705

May-94             31.00             0.95                        100.86%  $708

Jun-94             30.00             -0.62                       99.30%   $700

Jul-94             31.00             3.34                        103.25%  $720

Aug-94             31.00             5.15                        105.06%  $753

Sep-94             30.00             -1.64                       98.28%   $737

Oct-94             31.00             2.05                        101.96%  $749

Nov-94             30.00             -3.27                       96.65%   $721

Dec-94             31.00             0.33                        100.24%  $720

Jan-95             31.00             1.56                        101.47%  $727

Feb-95             28.00             3.81                        103.73%  $751

Mar-95             31.00             3.45                        103.36%  $773

Apr-95             30.00             2.78                        102.70%  $791

May-95             31.00             3.01                        102.92%  $811

Jun-95             30.00             1.44                        101.36%  $819

Jul-95             31.00             3.85                        103.76%  $846

Aug-95             31.00             1.25                        101.16%  $852

Sep-95             30.00             3.32                        103.23%  $876

Oct-95             31.00             -1.15                       98.77%   $862

Nov-95             30.00             4.32                        104.23%  $895

Dec-95             31.00             2.93                        102.84%  $916

Jan-96             31.00             2.91                        102.82%  $938

Feb-96             29.00             0.34                        100.26%  $937

Mar-96             31.00             1.05                        100.96%  $942

Apr-96             30.00             1.30                        101.22%  $950

May-96             31.00             1.08                        100.99%  $955

Jun-96             30.00             -0.92                       99.00%   $942

Jul-96             31.00             -4.88                       95.04%   $892

Aug-96             31.00             2.05                        101.96%  $905

Sep-96             30.00             4.28                        104.19%  $939

Oct-96             31.00             1.62                        101.53%  $950

Nov-96             30.00             6.69                        106.60%  $1,009

Dec-96             31.00             -1.64                       98.28%   $987

Jan-97             31.00             3.90                        103.81%  $1,020

Feb-97             28.00             1.11                        101.03%  $1,027

Mar-97             31.00             -3.72                       96.20%   $984

Apr-97             30.00             3.55                        103.46%  $1,014

May-97             31.00             6.20                        106.11%  $1,072

Jun-97             30.00             4.65                        104.56%  $1,116

Jul-97             31.00             7.30                        107.21%  $1,191

Aug-97             31.00             -4.69                       95.23%   $1,130

Sep-97             30.00             5.50                        105.41%  $1,186

Oct-97             31.00      1.00%  -3.66                       96.26%   $1,137

Nov-97             30.00      1.00%  3.66                        103.57%  $1,173

Dec-97             31.00      1.00%  2.15                        102.06%  $1,192

Jan-98             31.00      1.00%  -0.25                       99.66%   $1,183

Feb-98             28.00      1.00%  6.45                        106.37%  $1,254

Mar-98             31.00      1.00%  4.63                        104.54%  $1,306

Apr-98             30.00      1.00%  0.00                        99.92%   $1,299

May-98             31.00      1.00%  -1.62                       98.30%   $1,272

Jun-98             30.00      1.00%  1.12                        101.04%  $1,280

Jul-98             31.00      1.00%  -2.46                       97.46%   $1,242

Aug-98             31.00      1.00%  -15.27                      84.66%   $1,047

Sep-98             30.00      1.00%  5.87                        105.78%  $1,103

Oct-98             31.00      1.00%  7.40                        107.31%  $1,179

Nov-98             30.00      1.00%  4.23                        104.14%  $1,223

Dec-98             31.00      1.00%  3.12                        103.03%  $1,255

Jan-99             31.00      1.00%  -0.31                       99.60%   $1,245

Feb-99             28.00      1.00%  -1.22                       98.70%   $1,224

Mar-99             31.00      1.00%  3.65                        103.56%  $1,262

Apr-99             30.00      1.00%  8.87                        108.78%  $1,368

May-99             31.00      1.00%  -2.72                       97.20%   $1,324

Jun-99             30.00      1.00%  4.25                        104.16%  $1,374

Jul-99             31.00      1.00%  -3.01                       96.91%   $1,326

Aug-99             31.00      1.00%  -2.72                       97.20%   $1,283

Sep-99             30.00      1.00%  -3.27                       96.65%   $1,235

Oct-99             31.00      1.00%  3.66                        103.57%  $1,274

Nov-99             30.00      1.00%  -1.32                       98.60%   $1,251

Dec-99             31.00      1.00%  1.02                        100.93%  $1,258





Listed in Order                                                  Max      1,374

to match MFPR                                                    Min      431


INDEX 500 PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES. Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P
500. The graph below is based on a 5% benchmark Rate of Return and initial annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INDEX 500

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00             1.16                                 $500

Oct-92             31.00             0.22                        100.13%  $499

Nov-92             30.00             3.41                        103.32%  $513

Dec-92             31.00             1.26                        101.17%  $517

Jan-93             31.00             0.64                        100.55%  $518

Feb-93             28.00             1.32                        101.24%  $522

Mar-93             31.00             2.20                        102.11%  $531

Apr-93             30.00             -2.55                       97.37%   $515

May-93             31.00             2.60                        102.51%  $526

Jun-93             30.00             0.26                        100.18%  $525

Jul-93             31.00             -0.46                       99.46%   $520

Aug-93             31.00             3.79                        103.70%  $537

Sep-93             30.00             -0.81                       99.11%   $530

Oct-93             31.00             2.04                        101.95%  $538

Nov-93             30.00             -0.97                       98.95%   $530

Dec-93             31.00             1.20                        101.11%  $534

Jan-94             31.00             3.37                        103.28%  $549

Feb-94             28.00             -2.71                       97.22%   $532

Mar-94             31.00             -4.34                       95.58%   $506

Apr-94             30.00             1.20                        101.12%  $510

May-94             31.00             1.55                        101.46%  $515

Jun-94             30.00             -2.44                       97.48%   $500

Jul-94             31.00             3.30                        103.21%  $514

Aug-94             31.00             3.99                        103.90%  $532

Sep-94             30.00             -2.43                       97.49%   $516

Oct-94             31.00             2.22                        102.13%  $525

Nov-94             30.00             -3.63                       96.29%   $504

Dec-94             31.00             1.46                        101.37%  $508

Jan-95             31.00             2.65                        102.56%  $519

Feb-95             28.00             3.83                        103.75%  $537

Mar-95             31.00             2.92                        102.83%  $550

Apr-95             30.00             2.94                        102.86%  $563

May-95             31.00             3.93                        103.84%  $582

Jun-95             30.00             2.27                        102.19%  $593

Jul-95             31.00             3.34                        103.25%  $609

Aug-95             31.00             0.25                        100.16%  $608

Sep-95             30.00             4.18                        104.09%  $630

Oct-95             31.00             -0.34                       99.57%   $625

Nov-95             30.00             4.35                        104.26%  $649

Dec-95             31.00             1.83                        101.74%  $658

Jan-96             31.00             3.42                        103.33%  $677

Feb-96             29.00             0.93                        100.85%  $680

Mar-96             31.00             1.03                        100.94%  $683

Apr-96             30.00             1.40                        101.32%  $690

May-96             31.00             2.55                        102.46%  $704

Jun-96             30.00             0.43                        100.35%  $703

Jul-96             31.00             -4.43                       95.49%   $669

Aug-96             31.00             2.06                        101.97%  $679

Sep-96             30.00             5.59                        105.50%  $714

Oct-96             31.00             2.76                        102.67%  $730

Nov-96             30.00             7.50                        107.41%  $781

Dec-96             31.00             -1.97                       97.95%   $761

Jan-97             31.00             6.20                        106.11%  $805

Feb-97             28.00             0.75                        100.67%  $807

Mar-97             31.00             -4.16                       95.76%   $770

Apr-97             30.00             5.94                        105.85%  $811

May-97             31.00             6.08                        105.99%  $856

Jun-97             30.00             4.39                        104.30%  $890

Jul-97             31.00             7.95                        107.86%  $956

Aug-97             31.00             -5.60                       94.32%   $898

Sep-97             30.00             5.41                        105.32%  $942

Oct-97             31.00      1.00%  -3.31                       96.61%   $906

Nov-97             30.00      1.00%  4.52                        104.43%  $942

Dec-97             31.00      1.00%  1.68                        101.59%  $953

Jan-98             31.00      1.00%  1.08                        100.99%  $959

Feb-98             28.00      1.00%  7.10                        107.02%  $1,022

Mar-98             31.00      1.00%  5.06                        104.97%  $1,069

Apr-98             30.00      1.00%  0.99                        100.91%  $1,074

May-98             31.00      1.00%  -1.79                       98.13%   $1,049

Jun-98             30.00      1.00%  4.07                        103.98%  $1,087

Jul-98             31.00      1.00%  -1.09                       98.83%   $1,070

Aug-98             31.00      1.00%  -14.47                      85.46%   $910

Sep-98             30.00      1.00%  6.43                        106.34%  $964

Oct-98             31.00      1.00%  8.12                        108.03%  $1,037

Nov-98             30.00      1.00%  6.02                        105.93%  $1,094

Dec-98             31.00      1.00%  5.88                        105.79%  $1,153

Jan-99             31.00      1.00%  4.02                        103.93%  $1,193

Feb-99             28.00      1.00%  -3.15                       96.78%   $1,151

Mar-99             31.00      1.00%  4.02                        103.93%  $1,191

Apr-99             30.00      1.00%  3.81                        103.72%  $1,230

May-99             31.00      1.00%  -2.40                       97.52%   $1,195

Jun-99             30.00      1.00%  5.53                        105.44%  $1,255

Jul-99             31.00      1.00%  -3.12                       96.80%   $1,210

Aug-99             31.00      1.00%  -0.53                       99.39%   $1,197

Sep-99             30.00      1.00%  -2.77                       97.15%   $1,158

Oct-99             31.00      1.00%  6.29                        106.20%  $1,225

Nov-99             30.00      1.00%  2.00                        101.92%  $1,244

Dec-99             31.00      1.00%  5.88                        105.79%  $1,310





Listed in Order                                                  Max      1,310

to match MFPR                                                    Min      499


GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks    to
achieve capi    tal appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that
this strategy often leads to more    volatile investments than the
market as a whole.     The graph below is based on a 5% Benchmark Rate
of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.20                        102.12%  $509

Dec-86             31.00             -1.86                       98.06%   $497

Jan-87             31.00             10.67                       110.58%  $547

Feb-87             28.00             4.95                        104.87%  $571

Mar-87             31.00             1.63                        101.54%  $578

Apr-87             30.00             0.00                        99.92%   $575

May-87             31.00             0.68                        100.59%  $576

Jun-87             30.00             2.94                        102.86%  $590

Jul-87             31.00             4.00                        103.91%  $611

Aug-87             31.00             2.98                        102.89%  $626

Sep-87             30.00             -1.14                       98.78%   $616

Oct-87             31.00             -21.97                      77.96%   $478

Nov-87             30.00             -7.02                       92.90%   $442

Dec-87             31.00             10.31                       110.22%  $485

Jan-88             31.00             2.17                        102.08%  $493

Feb-88             29.00             8.11                        108.02%  $531

Mar-88             31.00             -0.89                       99.03%   $524

Apr-88             30.00             1.26                        101.18%  $528

May-88             31.00             -0.89                       99.03%   $520

Jun-88             30.00             5.03                        104.94%  $544

Jul-88             31.00             -0.51                       99.41%   $538

Aug-88             31.00             -2.41                       97.51%   $523

Sep-88             30.00             2.82                        102.74%  $535

Oct-88             31.00             0.26                        100.17%  $534

Nov-88             30.00             -0.94                       98.98%   $526

Dec-88             31.00             1.03                        100.94%  $529

Jan-89             31.00             7.17                        107.08%  $564

Feb-89             28.00             -2.07                       97.85%   $550

Mar-89             31.00             3.02                        102.93%  $564

Apr-89             30.00             5.29                        105.20%  $591

May-89             31.00             3.58                        103.49%  $609

Jun-89             30.00             -1.32                       98.60%   $598

Jul-89             31.00             8.94                        108.85%  $648

Aug-89             31.00             1.71                        101.62%  $656

Sep-89             30.00             0.87                        100.79%  $658

Oct-89             31.00             -2.80                       97.12%   $637

Nov-89             30.00             1.64                        101.56%  $644

Dec-89             31.00             2.36                        102.27%  $656

Jan-90             31.00             -5.80                       94.12%   $615

Feb-90             28.00             0.96                        100.88%  $618

Mar-90             31.00             1.22                        101.13%  $622

Apr-90             30.00             -2.91                       97.01%   $601

May-90             31.00             8.85                        108.76%  $651

Jun-90             30.00             2.08                        102.00%  $661

Jul-90             31.00             -1.58                       98.34%   $648

Aug-90             31.00             -10.30                      89.62%   $578

Sep-90             30.00             -10.29                      89.64%   $516

Oct-90             31.00             -3.57                       96.35%   $495

Nov-90             30.00             8.10                        108.01%  $533

Dec-90             31.00             2.95                        102.86%  $546

Jan-91             31.00             6.66                        106.57%  $579

Feb-91             28.00             7.46                        107.38%  $620

Mar-91             31.00             3.02                        102.93%  $635

Apr-91             30.00             -0.93                       98.99%   $626

May-91             31.00             5.91                        105.82%  $660

Jun-91             30.00             -7.42                       92.50%   $608

Jul-91             31.00             9.53                        109.44%  $663

Aug-91             31.00             4.44                        104.35%  $689

Sep-91             30.00             0.78                        100.70%  $691

Oct-91             31.00             3.09                        103.00%  $708

Nov-91             30.00             -5.71                       94.21%   $665

Dec-91             31.00             13.21                       113.11%  $749

Jan-92             31.00             6.10                        106.01%  $791

Feb-92             29.00             2.09                        102.01%  $803

Mar-92             31.00             -6.13                       93.79%   $750

Apr-92             30.00             -3.92                       96.00%   $717

May-92             31.00             -0.85                       99.07%   $708

Jun-92             30.00             -3.88                       96.04%   $677

Jul-92             31.00             3.86                        103.77%  $700

Aug-92             31.00             -2.75                       97.17%   $677

Sep-92             30.00             1.76                        101.68%  $686

Oct-92             31.00             3.87                        103.78%  $709

Nov-92             30.00             6.68                        106.59%  $752

Dec-92             31.00             3.08                        102.99%  $772

Jan-93             31.00             1.97                        101.88%  $783

Feb-93             28.00             -2.06                       97.86%   $763

Mar-93             31.00             3.99                        103.90%  $790

Apr-93             30.00             -1.05                       98.87%   $778

May-93             31.00             7.45                        107.36%  $831

Jun-93             30.00             1.03                        100.95%  $836

Jul-93             31.00             -0.28                       99.63%   $830

Aug-93             31.00             5.02                        104.93%  $867

Sep-93             30.00             1.86                        101.78%  $879

Oct-93             31.00             0.96                        100.87%  $883

Nov-93             30.00             -4.05                       95.87%   $843

Dec-93             31.00             3.54                        103.45%  $868

Jan-94             31.00             2.51                        102.42%  $886

Feb-94             28.00             -1.03                       98.89%   $873

Mar-94             31.00             -4.54                       95.38%   $829

Apr-94             30.00             0.62                        100.54%  $830

May-94             31.00             -2.32                       97.60%   $807

Jun-94             30.00             -5.08                       94.84%   $762

Jul-94             31.00             3.47                        103.38%  $785

Aug-94             31.00             5.67                        105.58%  $825

Sep-94             30.00             -1.21                       98.71%   $811

Oct-94             31.00             4.06                        103.97%  $840

Nov-94             30.00             -3.99                       95.93%   $802

Dec-94             31.00             2.55                        102.46%  $819

Jan-95             31.00             -1.89                       98.03%   $799

Feb-95             28.00             4.14                        104.06%  $828

Mar-95             31.00             3.63                        103.54%  $854

Apr-95             30.00             3.37                        103.28%  $879

May-95             31.00             3.90                        103.81%  $909

Jun-95             30.00             8.85                        108.76%  $984

Jul-95             31.00             9.89                        109.80%  $1,076

Aug-95             31.00             1.23                        101.14%  $1,084

Sep-95             30.00             2.59                        102.51%  $1,107

Oct-95             31.00             -1.02                       98.90%   $1,090

Nov-95             30.00             -0.07                       99.85%   $1,084

Dec-95             31.00             -3.12                       96.80%   $1,045

Jan-96             31.00             1.58                        101.49%  $1,056

Feb-96             29.00             3.35                        103.27%  $1,086

Mar-96             31.00             0.39                        100.30%  $1,085

Apr-96             30.00             3.91                        103.82%  $1,122

May-96             31.00             3.13                        103.04%  $1,151

Jun-96             30.00             -1.96                       97.96%   $1,123

Jul-96             31.00             -7.65                       92.27%   $1,032

Aug-96             31.00             2.99                        102.90%  $1,058

Sep-96             30.00             6.72                        106.63%  $1,124

Oct-96             31.00             -0.23                       99.68%   $1,115

Nov-96             30.00             5.55                        105.46%  $1,172

Dec-96             31.00             -3.08                       96.84%   $1,130

Jan-97             31.00             5.75                        105.66%  $1,189

Feb-97             28.00             -2.27                       97.65%   $1,157

Mar-97             31.00             -5.60                       94.32%   $1,086

Apr-97             30.00             4.81                        104.72%  $1,133

May-97             31.00             6.93                        106.84%  $1,206

Jun-97             30.00             4.11                        104.02%  $1,249

Jul-97             31.00             7.51                        107.42%  $1,336

Aug-97             31.00             -3.86                       96.06%   $1,278

Sep-97             30.00             5.80                        105.71%  $1,346

Oct-97             31.00      1.00%  -3.77                       96.15%   $1,289

Nov-97             30.00      1.00%  2.86                        102.78%  $1,319

Dec-97             31.00      1.00%  0.22                        100.13%  $1,315

Jan-98             31.00      1.00%  1.35                        101.26%  $1,327

Feb-98             28.00      1.00%  7.51                        107.43%  $1,420

Mar-98             31.00      1.00%  3.51                        103.42%  $1,462

Apr-98             30.00      1.00%  1.96                        101.88%  $1,484

May-98             31.00      1.00%  -2.57                       97.35%   $1,438

Jun-98             30.00      1.00%  6.33                        106.24%  $1,522

Jul-98             31.00      1.00%  2.04                        101.95%  $1,545

Aug-98             31.00      1.00%  -16.32                      83.61%   $1,287

Sep-98             30.00      1.00%  10.33                       110.24%  $1,413

Oct-98             31.00      1.00%  7.06                        106.97%  $1,505

Nov-98             30.00      1.00%  6.96                        106.87%  $1,602

Dec-98             31.00      1.00%  8.54                        108.45%  $1,730

Jan-99             31.00      1.00%  8.09                        108.00%  $1,861

Feb-99             28.00      1.00%  -4.91                       95.02%   $1,761

Mar-99             31.00      1.00%  5.57                        105.48%  $1,850

Apr-99             30.00      1.00%  0.35                        100.27%  $1,848

May-99             31.00      1.00%  -1.36                       98.56%   $1,814

Jun-99             30.00      1.00%  6.52                        106.43%  $1,923

Jul-99             31.00      1.00%  -1.36                       98.56%   $1,887

Aug-99             31.00      1.00%  0.55                        100.46%  $1,888

Sep-99             30.00      1.00%  -1.96                       97.96%   $1,842

Oct-99             31.00      1.00%  5.87                        105.78%  $1,940

Nov-99             30.00      1.00%  5.97                        105.88%  $2,046

Dec-99             31.00      1.00%  10.10                       110.01%  $2,242





Listed in Order                                                  Max      2,242

to match MFPR                                                    Min      442


OVERSEAS PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    OVERSEAS

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00                                                  $500

Feb-87             28.00             0.10                        100.02%  $498

Mar-87             31.00             4.50                        104.41%  $518

Apr-87             30.00             7.27                        107.18%  $553

May-87             31.00             -1.43                       98.49%   $542

Jun-87             30.00             -4.88                       95.04%   $513

Jul-87             31.00             -1.14                       98.77%   $505

Aug-87             31.00             8.85                        108.75%  $547

Sep-87             30.00             -2.21                       97.71%   $532

Oct-87             31.00             -20.87                      79.07%   $419

Nov-87             30.00             0.91                        100.83%  $421

Dec-87             31.00             7.04                        106.95%  $448

Jan-88             31.00             -3.42                       96.50%   $431

Feb-88             29.00             2.66                        102.58%  $440

Mar-88             31.00             4.53                        104.44%  $458

Apr-88             30.00             1.65                        101.57%  $463

May-88             31.00             -1.83                       98.09%   $452

Jun-88             30.00             -1.76                       98.16%   $442

Jul-88             31.00             -0.74                       99.18%   $437

Aug-88             31.00             -3.50                       96.42%   $419

Sep-88             30.00             4.29                        104.20%  $435

Oct-88             31.00             4.43                        104.34%  $452

Nov-88             30.00             1.82                        101.73%  $458

Dec-88             31.00             0.20                        100.11%  $457

Jan-89             31.00             2.97                        102.88%  $468

Feb-89             28.00             1.73                        101.65%  $474

Mar-89             31.00             -0.09                       99.82%   $471

Apr-89             30.00             2.95                        102.87%  $483

May-89             31.00             -3.70                       96.22%   $463

Jun-89             30.00             -0.38                       99.53%   $459

Jul-89             31.00             9.35                        109.26%  $499

Aug-89             31.00             -0.71                       99.21%   $493

Sep-89             30.00             6.22                        106.13%  $521

Oct-89             31.00             -5.43                       94.48%   $490

Nov-89             30.00             5.39                        105.31%  $514

Dec-89             31.00             6.29                        106.20%  $544

Jan-90             31.00             -1.34                       98.57%   $534

Feb-90             28.00             -2.33                       97.59%   $519

Mar-90             31.00             3.78                        103.69%  $536

Apr-90             30.00             0.55                        100.47%  $537

May-90             31.00             6.54                        106.44%  $569

Jun-90             30.00             2.22                        102.13%  $579

Jul-90             31.00             5.06                        104.97%  $605

Aug-90             31.00             -10.19                      89.74%   $541

Sep-90             30.00             -9.50                       90.42%   $487

Oct-90             31.00             9.31                        109.22%  $530

Nov-90             30.00             -3.10                       96.82%   $511

Dec-90             31.00             -0.72                       99.20%   $504

Jan-91             31.00             0.97                        100.88%  $507

Feb-91             28.00             3.37                        103.29%  $522

Mar-91             31.00             -2.92                       96.99%   $504

Apr-91             30.00             2.20                        102.11%  $512

May-91             31.00             0.24                        100.15%  $511

Jun-91             30.00             -5.48                       94.44%   $481

Jul-91             31.00             4.96                        104.87%  $502

Aug-91             31.00             0.32                        100.23%  $501

Sep-91             30.00             4.07                        103.99%  $519

Oct-91             31.00             0.69                        100.60%  $520

Nov-91             30.00             -3.58                       96.34%   $499

Dec-91             31.00             3.48                        103.39%  $514

Jan-92             31.00             1.22                        101.14%  $517

Feb-92             29.00             -2.08                       97.84%   $504

Mar-92             31.00             -2.03                       97.89%   $492

Apr-92             30.00             6.22                        106.13%  $520

May-92             31.00             4.35                        104.27%  $539

Jun-92             30.00             -1.87                       98.05%   $527

Jul-92             31.00             -6.38                       93.54%   $491

Aug-92             31.00             -0.86                       99.05%   $484

Sep-92             30.00             -4.03                       95.89%   $462

Oct-92             31.00             -6.83                       93.09%   $429

Nov-92             30.00             -0.53                       99.39%   $424

Dec-92             31.00             2.49                        102.40%  $433

Jan-93             31.00             2.86                        102.77%  $443

Feb-93             28.00             1.96                        101.88%  $450

Mar-93             31.00             6.94                        106.85%  $478

Apr-93             30.00             6.65                        106.56%  $508

May-93             31.00             2.15                        102.06%  $516

Jun-93             30.00             -2.47                       97.45%   $501

Jul-93             31.00             3.95                        103.86%  $518

Aug-93             31.00             5.44                        105.35%  $543

Sep-93             30.00             -0.48                       99.44%   $538

Oct-93             31.00             3.62                        103.53%  $555

Nov-93             30.00             -4.22                       95.70%   $529

Dec-93             31.00             6.61                        106.52%  $561

Jan-94             31.00             6.52                        106.43%  $595

Feb-94             28.00             -1.76                       98.16%   $582

Mar-94             31.00             -2.48                       97.44%   $564

Apr-94             30.00             3.31                        103.22%  $580

May-94             31.00             -1.23                       98.69%   $570

Jun-94             30.00             -1.06                       98.86%   $562

Jul-94             31.00             2.65                        102.56%  $574

Aug-94             31.00             1.17                        101.08%  $577

Sep-94             30.00             -2.61                       97.31%   $560

Oct-94             31.00             2.06                        101.97%  $568

Nov-94             30.00             -3.79                       96.13%   $544

Dec-94             31.00             -0.57                       99.35%   $538

Jan-95             31.00             -4.15                       95.77%   $513

Feb-95             28.00             0.26                        100.18%  $512

Mar-95             31.00             3.08                        102.99%  $526

Apr-95             30.00             2.86                        102.78%  $538

May-95             31.00             1.39                        101.30%  $543

Jun-95             30.00             0.81                        100.73%  $544

Jul-95             31.00             4.44                        104.35%  $566

Aug-95             31.00             -2.78                       97.14%   $547

Sep-95             30.00             1.46                        101.38%  $553

Oct-95             31.00             -1.98                       97.94%   $539

Nov-95             30.00             1.16                        101.08%  $543

Dec-95             31.00             2.96                        102.87%  $556

Jan-96             31.00             1.88                        101.79%  $564

Feb-96             29.00             0.22                        100.14%  $562

Mar-96             31.00             1.53                        101.44%  $568

Apr-96             30.00             2.78                        102.70%  $581

May-96             31.00             0.06                        99.97%   $578

Jun-96             30.00             0.73                        100.65%  $580

Jul-96             31.00             -2.96                       96.96%   $560

Aug-96             31.00             0.75                        100.66%  $561

Sep-96             30.00             2.92                        102.84%  $575

Oct-96             31.00             -1.00                       98.92%   $566

Nov-96             30.00             5.22                        105.13%  $593

Dec-96             31.00             0.53                        100.44%  $593

Jan-97             31.00             0.00                        99.91%   $590

Feb-97             28.00             2.32                        102.24%  $601

Mar-97             31.00             0.91                        100.82%  $603

Apr-97             30.00             0.84                        100.76%  $606

May-97             31.00             6.25                        106.16%  $640

Jun-97             30.00             5.25                        105.16%  $671

Jul-97             31.00             3.39                        103.30%  $690

Aug-97             31.00             -7.53                       92.39%   $635

Sep-97             30.00             7.36                        107.27%  $678

Oct-97             31.00      1.00%  -7.00                       92.92%   $628

Nov-97             30.00      1.00%  -0.47                       99.45%   $622

Dec-97             31.00      1.00%  0.84                        100.75%  $624

Jan-98             31.00      1.00%  3.28                        103.19%  $641

Feb-98             28.00      1.00%  5.63                        105.55%  $674

Mar-98             31.00      1.00%  4.54                        104.45%  $701

Apr-98             30.00      1.00%  2.81                        102.73%  $717

May-98             31.00      1.00%  -0.14                       99.77%   $713

Jun-98             30.00      1.00%  -0.96                       98.96%   $702

Jul-98             31.00      1.00%  0.78                        100.69%  $704

Aug-98             31.00      1.00%  -18.19                      81.74%   $573

Sep-98             30.00      1.00%  -0.12                       99.80%   $570

Oct-98             31.00      1.00%  9.13                        109.04%  $619

Nov-98             30.00      1.00%  5.88                        105.79%  $652

Dec-98             31.00      1.00%  2.19                        102.10%  $663

Jan-99             31.00      1.00%  1.45                        101.36%  $669

Feb-99             28.00      1.00%  -2.65                       97.27%   $649

Mar-99             31.00      1.00%  4.05                        103.96%  $672

Apr-99             30.00      1.00%  4.45                        104.36%  $698

May-99             31.00      1.00%  -4.60                       95.32%   $663

Jun-99             30.00      1.00%  5.58                        105.49%  $696

Jul-99             31.00      1.00%  2.84                        102.75%  $712

Aug-99             31.00      1.00%  1.45                        101.36%  $719

Sep-99             30.00      1.00%  1.34                        101.26%  $725

Oct-99             31.00      1.00%  4.09                        104.00%  $751

Nov-99             30.00      1.00%  7.34                        107.25%  $802

Dec-99             31.00      1.00%  11.68                       111.58%  $892





Listed in Order                                                  Max      892

to match MFPR                                                    Min      419


ASSET MANAGER: GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER:GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             1.50                        101.42%  $505

Mar-95             31.00             1.38                        101.29%  $510

Apr-95             30.00             2.62                        102.54%  $520

May-95             31.00             1.42                        101.33%  $525

Jun-95             30.00             4.01                        103.92%  $544

Jul-95             31.00             3.67                        103.58%  $561

Aug-95             31.00             4.49                        104.40%  $583

Sep-95             30.00             1.49                        101.41%  $589

Oct-95             31.00             -3.83                       96.09%   $564

Nov-95             30.00             1.78                        101.70%  $571

Dec-95             31.00             2.52                        102.43%  $582

Jan-96             31.00             2.38                        102.29%  $593

Feb-96             29.00             0.35                        100.27%  $592

Mar-96             31.00             1.80                        101.71%  $600

Apr-96             30.00             2.36                        102.28%  $611

May-96             31.00             1.56                        101.47%  $618

Jun-96             30.00             0.40                        100.32%  $617

Jul-96             31.00             -2.50                       97.42%   $599

Aug-96             31.00             0.74                        100.65%  $600

Sep-96             30.00             4.11                        104.02%  $622

Oct-96             31.00             2.92                        102.83%  $637

Nov-96             30.00             6.51                        106.42%  $675

Dec-96             31.00             -1.90                       98.02%   $659

Jan-97             31.00             4.27                        104.18%  $684

Feb-97             28.00             0.95                        100.87%  $687

Mar-97             31.00             -4.72                       95.20%   $651

Apr-97             30.00             4.19                        104.10%  $675

May-97             31.00             6.07                        105.98%  $713

Jun-97             30.00             2.97                        102.88%  $730

Jul-97             31.00             6.76                        106.67%  $776

Aug-97             31.00             -3.14                       96.78%   $748

Sep-97             30.00             3.69                        103.60%  $772

Oct-97             31.00      1.00%  -2.37                       97.55%   $750

Nov-97             30.00      1.00%  2.88                        102.80%  $767

Dec-97             31.00      1.00%  1.74                        101.65%  $777

Jan-98             31.00      1.00%  0.00                        99.91%   $773

Feb-98             28.00      1.00%  6.11                        106.03%  $817

Mar-98             31.00      1.00%  3.71                        103.62%  $843

Apr-98             30.00      1.00%  -0.31                       99.61%   $836

May-98             31.00      1.00%  -1.01                       98.91%   $823

Jun-98             30.00      1.00%  2.35                        102.27%  $839

Jul-98             31.00      1.00%  -0.87                       99.05%   $827

Aug-98             31.00      1.00%  -12.59                      87.34%   $719

Sep-98             30.00      1.00%  3.73                        103.64%  $743

Oct-98             31.00      1.00%  6.36                        106.27%  $786

Nov-98             30.00      1.00%  5.00                        104.91%  $821

Dec-98             31.00      1.00%  5.38                        105.29%  $861

Jan-99             31.00      1.00%  2.94                        102.85%  $882

Feb-99             28.00      1.00%  -2.59                       97.33%   $855

Mar-99             31.00      1.00%  1.00                        100.91%  $860

Apr-99             30.00      1.00%  2.97                        102.88%  $881

May-99             31.00      1.00%  -1.74                       98.18%   $861

Jun-99             30.00      1.00%  4.96                        104.87%  $900

Jul-99             31.00      1.00%  -2.04                       97.88%   $877

Aug-99             31.00      1.00%  -0.24                       99.67%   $870

Sep-99             30.00      1.00%  -2.03                       97.89%   $849

Oct-99             31.00      1.00%  4.08                        103.99%  $879

Nov-99             30.00      1.00%  1.76                        101.68%  $890

Dec-99             31.00      1.00%  5.69                        105.60%  $936





Listed in Order                                                  Max      936

to match MFPR                                                    Min      500


CONTRAFUND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks
lo   ng-te    rm capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    CONTRAFUND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             5.07                        104.99%  $523

Mar-95             31.00             5.01                        104.92%  $546

Apr-95             30.00             5.42                        105.33%  $573

May-95             31.00             2.18                        102.09%  $583

Jun-95             30.00             6.56                        106.47%  $618

Jul-95             31.00             7.85                        107.76%  $663

Aug-95             31.00             1.26                        101.17%  $668

Sep-95             30.00             2.20                        102.12%  $680

Oct-95             31.00             -2.08                       97.84%   $662

Nov-95             30.00             1.83                        101.75%  $671

Dec-95             31.00             0.44                        100.35%  $671

Jan-96             31.00             0.73                        100.64%  $672

Feb-96             29.00             0.36                        100.28%  $672

Mar-96             31.00             3.26                        103.17%  $690

Apr-96             30.00             3.30                        103.21%  $709

May-96             31.00             1.15                        101.06%  $714

Jun-96             30.00             -0.81                       99.11%   $705

Jul-96             31.00             -4.67                       95.25%   $668

Aug-96             31.00             3.83                        103.74%  $691

Sep-96             30.00             4.24                        104.15%  $716

Oct-96             31.00             3.08                        102.99%  $735

Nov-96             30.00             5.98                        105.89%  $775

Dec-96             31.00             -0.60                       99.32%   $766

Jan-97             31.00             3.86                        103.77%  $792

Feb-97             28.00             -2.78                       97.15%   $767

Mar-97             31.00             -2.59                       97.33%   $743

Apr-97             30.00             2.41                        102.33%  $757

May-97             31.00             6.18                        106.09%  $800

Jun-97             30.00             4.37                        104.28%  $831

Jul-97             31.00             8.59                        108.50%  $898

Aug-97             31.00             -2.82                       97.10%   $868

Sep-97             30.00             6.77                        106.68%  $922

Oct-97             31.00      1.00%  -3.02                       96.90%   $890

Nov-97             30.00      1.00%  -0.05                       99.87%   $885

Dec-97             31.00      1.00%  1.84                        101.75%  $897

Jan-98             31.00      1.00%  -0.10                       99.81%   $892

Feb-98             28.00      1.00%  7.27                        107.19%  $952

Mar-98             31.00      1.00%  4.86                        104.77%  $994

Apr-98             30.00      1.00%  0.95                        100.87%  $998

May-98             31.00      1.00%  -2.34                       97.58%   $970

Jun-98             30.00      1.00%  5.38                        105.29%  $1,017

Jul-98             31.00      1.00%  0.14                        100.05%  $1,014

Aug-98             31.00      1.00%  -14.97                      84.96%   $858

Sep-98             30.00      1.00%  5.83                        105.74%  $903

Oct-98             31.00      1.00%  3.29                        103.20%  $928

Nov-98             30.00      1.00%  6.66                        106.57%  $985

Dec-98             31.00      1.00%  12.16                       112.06%  $1,100

Jan-99             31.00      1.00%  5.73                        105.64%  $1,157

Feb-99             28.00      1.00%  -3.68                       96.25%   $1,109

Mar-99             31.00      1.00%  3.56                        103.47%  $1,143

Apr-99             30.00      1.00%  2.14                        102.06%  $1,162

May-99             31.00      1.00%  -2.02                       97.90%   $1,133

Jun-99             30.00      1.00%  5.41                        105.32%  $1,188

Jul-99             31.00      1.00%  -1.65                       98.27%   $1,163

Aug-99             31.00      1.00%  -2.92                       97.00%   $1,123

Sep-99             30.00      1.00%  -0.32                       99.60%   $1,114

Oct-99             31.00      1.00%  3.66                        103.57%  $1,149

Nov-99             30.00      1.00%  3.96                        103.87%  $1,189

Dec-99             31.00      1.00%  8.89                        108.80%  $1,288





Listed in Order                                                  Max      1,288

to match MFPR                                                    Min      500


GROWTH OPPORTUNITIES PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases, and adverse issuer, political, regulatory, market, or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH OPPORTUNITIES

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             3.08                        103.00%  $513

Mar-95             31.00             1.83                        101.74%  $520

Apr-95             30.00             3.50                        103.41%  $535

May-95             31.00             4.67                        104.58%  $558

Jun-95             30.00             3.06                        102.97%  $572

Jul-95             31.00             3.31                        103.22%  $588

Aug-95             31.00             0.66                        100.57%  $589

Sep-95             30.00             1.71                        101.63%  $596

Oct-95             31.00             0.72                        100.63%  $597

Nov-95             30.00             2.87                        102.79%  $612

Dec-95             31.00             2.57                        102.48%  $624

Jan-96             31.00             1.45                        101.36%  $630

Feb-96             29.00             -0.07                       99.85%   $627

Mar-96             31.00             -0.30                       99.61%   $622

Apr-96             30.00             1.60                        101.52%  $629

May-96             31.00             2.24                        102.15%  $639

Jun-96             30.00             0.80                        100.72%  $641

Jul-96             31.00             -2.90                       97.02%   $620

Aug-96             31.00             0.60                        100.51%  $620

Sep-96             30.00             4.83                        104.74%  $647

Oct-96             31.00             4.11                        104.02%  $670

Nov-96             30.00             7.56                        107.47%  $718

Dec-96             31.00             -2.53                       97.39%   $696

Jan-97             31.00             4.74                        104.65%  $725

Feb-97             28.00             0.95                        100.87%  $729

Mar-97             31.00             -5.10                       94.82%   $688

Apr-97             30.00             4.57                        104.48%  $716

May-97             31.00             6.49                        106.40%  $759

Jun-97             30.00             3.32                        103.23%  $780

Jul-97             31.00             7.71                        107.62%  $836

Aug-97             31.00             -3.80                       96.12%   $801

Sep-97             30.00             4.17                        104.08%  $830

Oct-97             31.00      1.00%  -2.00                       97.92%   $809

Nov-97             30.00      1.00%  3.53                        103.44%  $834

Dec-97             31.00      1.00%  2.77                        102.68%  $853

Jan-98             31.00      1.00%  0.42                        100.33%  $852

Feb-98             28.00      1.00%  6.25                        106.17%  $901

Mar-98             31.00      1.00%  3.11                        103.02%  $924

Apr-98             30.00      1.00%  -0.50                       99.42%   $915

May-98             31.00      1.00%  -0.70                       99.22%   $904

Jun-98             30.00      1.00%  2.40                        102.32%  $922

Jul-98             31.00      1.00%  0.34                        100.25%  $920

Aug-98             31.00      1.00%  -12.97                      86.96%   $797

Sep-98             30.00      1.00%  6.16                        106.07%  $842

Oct-98             31.00      1.00%  7.65                        107.56%  $902

Nov-98             30.00      1.00%  6.42                        106.33%  $955

Dec-98             31.00      1.00%  5.39                        105.30%  $1,002

Jan-99             31.00      1.00%  0.92                        100.83%  $1,006

Feb-99             28.00      1.00%  -4.71                       95.22%   $954

Mar-99             31.00      1.00%  2.53                        102.44%  $973

Apr-99             30.00      1.00%  4.16                        104.07%  $1,009

May-99             31.00      1.00%  -0.66                       99.26%   $997

Jun-99             30.00      1.00%  4.37                        104.28%  $1,036

Jul-99             31.00      1.00%  -2.33                       97.59%   $1,007

Aug-99             31.00      1.00%  -2.47                       97.45%   $977

Sep-99             30.00      1.00%  -3.42                       96.50%   $939

Oct-99             31.00      1.00%  3.86                        103.77%  $970

Nov-99             30.00      1.00%  0.13                        100.05%  $967

Dec-99             31.00      1.00%  2.34                        102.25%  $985





Listed in Order                                                  Max      1,036

to match MFPR                                                    Min      500


BALANCED PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    BALANCED

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             2.00                        101.92%  $508

Mar-95             31.00             0.69                        100.60%  $509

Apr-95             30.00             1.27                        101.19%  $513

May-95             31.00             2.12                        102.03%  $521

Jun-95             30.00             1.23                        101.15%  $525

Jul-95             31.00             1.30                        101.21%  $529

Aug-95             31.00             0.37                        100.28%  $528

Sep-95             30.00             0.92                        100.84%  $531

Oct-95             31.00             -1.18                       98.74%   $522

Nov-95             30.00             2.94                        102.86%  $534

Dec-95             31.00             1.62                        101.53%  $540

Jan-96             31.00             0.72                        100.63%  $542

Feb-96             29.00             -1.34                       98.58%   $532

Mar-96             31.00             -0.81                       99.11%   $525

Apr-96             30.00             0.27                        100.19%  $524

May-96             31.00             1.09                        101.00%  $527

Jun-96             30.00             0.63                        100.55%  $528

Jul-96             31.00             -1.97                       97.95%   $515

Aug-96             31.00             0.64                        100.55%  $515

Sep-96             30.00             4.26                        104.17%  $535

Oct-96             31.00             2.70                        102.61%  $546

Nov-96             30.00             5.25                        105.16%  $572

Dec-96             31.00             -1.61                       98.31%   $560

Jan-97             31.00             3.19                        103.10%  $575

Feb-97             28.00             1.68                        101.60%  $582

Mar-97             31.00             -2.80                       97.12%   $563

Apr-97             30.00             3.78                        103.69%  $582

May-97             31.00             3.96                        103.87%  $602

Jun-97             30.00             3.66                        103.57%  $621

Jul-97             31.00             5.58                        105.49%  $652

Aug-97             31.00             -4.66                       95.26%   $619

Sep-97             30.00             4.01                        103.92%  $640

Oct-97             31.00      1.00%  -2.11                       97.81%   $624

Nov-97             30.00      1.00%  2.44                        102.36%  $636

Dec-97             31.00      1.00%  2.03                        101.94%  $645

Jan-98             31.00      1.00%  1.10                        101.01%  $649

Feb-98             28.00      1.00%  3.72                        103.64%  $670

Mar-98             31.00      1.00%  3.76                        103.67%  $692

Apr-98             30.00      1.00%  0.81                        100.73%  $694

May-98             31.00      1.00%  0.00                        99.91%   $691

Jun-98             30.00      1.00%  2.26                        102.18%  $703

Jul-98             31.00      1.00%  -0.07                       99.84%   $699

Aug-98             31.00      1.00%  -10.81                      89.11%   $620

Sep-98             30.00      1.00%  5.70                        105.61%  $653

Oct-98             31.00      1.00%  3.66                        103.57%  $673

Nov-98             30.00      1.00%  3.73                        103.64%  $695

Dec-98             31.00      1.00%  3.53                        103.44%  $716

Jan-99             31.00      1.00%  1.12                        101.03%  $720

Feb-99             28.00      1.00%  -1.78                       98.14%   $704

Mar-99             31.00      1.00%  2.50                        102.41%  $718

Apr-99             30.00      1.00%  3.21                        103.12%  $738

May-99             31.00      1.00%  -2.24                       97.68%   $718

Jun-99             30.00      1.00%  2.10                        102.02%  $729

Jul-99             31.00      1.00%  -2.43                       97.49%   $708

Aug-99             31.00      1.00%  -1.08                       98.84%   $697

Sep-99             30.00      1.00%  -1.87                       98.05%   $680

Oct-99             31.00      1.00%  2.83                        102.74%  $696

Nov-99             30.00      1.00%  0.00                        99.92%   $693

Dec-99             31.00      1.00%  2.30                        102.21%  $705





Listed in Order                                                  Max      738

to match MFPR                                                    Min      500


GROWTH & INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH & INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00                                                  $500

Jan-97             31.00             2.50                        102.41%  $510

Feb-97             28.00             0.20                        100.12%  $509

Mar-97             31.00             -4.38                       95.54%   $484

Apr-97             30.00             5.40                        105.31%  $508

May-97             31.00             5.60                        105.51%  $533

Jun-97             30.00             5.12                        105.03%  $558

Jul-97             31.00             8.09                        108.00%  $600

Aug-97             31.00             -5.07                       94.85%   $567

Sep-97             30.00             5.26                        105.17%  $594

Oct-97             31.00      1.00%  -2.82                       97.10%   $574

Nov-97             30.00      1.00%  4.48                        104.39%  $597

Dec-97             31.00      1.00%  2.22                        102.13%  $607

Jan-98             31.00      1.00%  0.56                        100.47%  $608

Feb-98             28.00      1.00%  6.85                        106.77%  $646

Mar-98             31.00      1.00%  5.08                        104.99%  $676

Apr-98             30.00      1.00%  0.00                        99.92%   $672

May-98             31.00      1.00%  -1.49                       98.43%   $659

Jun-98             30.00      1.00%  5.12                        105.03%  $690

Jul-98             31.00      1.00%  -0.69                       99.23%   $681

Aug-98             31.00      1.00%  -14.17                      85.76%   $582

Sep-98             30.00      1.00%  7.49                        107.40%  $622

Oct-98             31.00      1.00%  7.79                        107.70%  $668

Nov-98             30.00      1.00%  6.39                        106.30%  $707

Dec-98             31.00      1.00%  5.49                        105.40%  $742

Jan-99             31.00      1.00%  2.23                        102.14%  $755

Feb-99             28.00      1.00%  -1.92                       98.00%   $737

Mar-99             31.00      1.00%  3.15                        103.06%  $756

Apr-99             30.00      1.00%  2.81                        102.73%  $774

May-99             31.00      1.00%  -2.85                       97.07%   $748

Jun-99             30.00      1.00%  4.46                        104.37%  $778

Jul-99             31.00      1.00%  -3.51                       96.41%   $747

Aug-99             31.00      1.00%  -1.33                       98.59%   $733

Sep-99             30.00      1.00%  -1.78                       98.14%   $716

Oct-99             31.00      1.00%  5.26                        105.17%  $750

Nov-99             30.00      1.00%  0.59                        100.51%  $751

Dec-99             31.00      1.00%  2.25                        102.16%  $764





Listed in Order                                                  Max      778

to match MFPR                                                    Min      484


       MID CAP PORTFOLIO        OF VARIABLE INSURANCE PRODUCTS FUND
III    seeks long-term growth of capital.

       PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap
400).

   (small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" or "value" stocks or both.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

       INVESTOR PROFILE.    The fund may be appropriate for investors
seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MID CAP

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00

Jan-97             31.00

Feb-97             28.00

Mar-97             31.00

Apr-97             30.00

May-97             31.00

Jun-97             30.00

Jul-97             31.00

Aug-97             31.00

Sep-97             30.00

Oct-97             31.00      1.00%

Nov-97             30.00      1.00%

Dec-97             31.00      1.00%

Jan-98             31.00      1.00%

Feb-98             28.00      1.00%

Mar-98             31.00      1.00%

Apr-98             30.00      1.00%

May-98             31.00      1.00%

Jun-98             30.00      1.00%

Jul-98             31.00      1.00%

Aug-98             31.00      1.00%

Sep-98             30.00      1.00%

Oct-98             31.00      1.00%

Nov-98             30.00      1.00%

Dec-98             31.00      1.00%  3.10                                 $500

Jan-99             31.00      1.00%  2.04                        101.95%  $508

Feb-99             28.00      1.00%  -5.42                       94.51%   $478

Mar-99             31.00      1.00%  4.92                        104.83%  $499

Apr-99             30.00      1.00%  6.90                        106.81%  $531

May-99             31.00      1.00%  -0.99                       98.93%   $523

Jun-99             30.00      1.00%  6.61                        106.52%  $555

Jul-99             31.00      1.00%  -0.17                       99.74%   $551

Aug-99             31.00      1.00%  0.77                        100.68%  $553

Sep-99             30.00      1.00%  -1.86                       98.06%   $540

Oct-99             31.00      1.00%  6.53                        106.44%  $572

Nov-99             30.00      1.00%  6.78                        106.69%  $608

Dec-99             31.00      1.00%  16.15                       116.05%  $703





Listed in Order                                                  Max      703

to match MFPR                                                    Min      478


MORGAN STANLEY    ASSET     MANAGEMENT

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(small solid bullet) APPROACH. Morgan Stanley    Asset     Management
seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using
macroeconomic and fundamental analysis,    Morgan     Stanley Asset
Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

(small solid bullet) PROCESS. Morgan Stanley    Asset     Management's
global allocation team analyzes the global economic environment and
its impact on emerging markets. Morgan Stanley    As    set Management
focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting
securities, Morgan Stanley Asset    Management     first examines
yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject
to any minimum credit rating standard.    Morgan     Stanley Asset
Management may   ,     when or if available, use hedging strategies,
including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers in emerging market countries.

(small solid bullet) APPROACH. Mor   gan Stanley Asset Management
seeks to maximize returns by investing in growth-oriented equity
securities in emerging markets. Mor    gan Stanley Asset Management's
investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and
managements with a    strong     shareholder value orientation.

(small solid bullet) PROCESS. Morgan Stanley Asset    Management's
    global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor
sentiment.    Morgan     Stanley Asset Management invests within
countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To
manage risk,    Morgan     Stanley Asset Management emphasizes
thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of issuers
throughout the world, including U.S. issuers   .

(small solid bullet)        APPROACH.    Morgan Stanley Asset
Management seeks to maintain a diversified portfolio of global equity
securities based on individual stock selection. Morgan Stan    ley
Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

(small solid bullet) PROCESS. Morgan Stanley    Asset Management
selects securities for investment from a universe of eligible issuers
consisting of approximately 3,200 companies in the Mor    gan Stanley
Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley
Asset    Management     considers value criteria with an emphasis on
cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to
in-depth fundamental analysis. Morgan    Stanley     Asset Management
conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

(small solid bullet) APPROACH. Morgan Stanley A   sset Management
seeks to achieve superior long-term returns by creating a diversified
portfolio of undervalued international equity securities.     To
achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

(small solid bullet) PROCESS. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset
   Management's     Asset Allocation Committee, which is made up of
several of the Morgan Stanley Asset    Management's     most senior
investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional
specialists analyze each company's    finances, products, and
management, typically meeting with each company's management, before a
stock is purchased for the Portfolio.     The Portfolio invests
primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser")
opinion, have strong business    momentum    , earnings growth and
capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have
strong    business     momentum, earnings growth and capital
appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

SELECT VALUE PORTFOLIO (PREVIOUSLY CALLED LARGE CAP VALUE PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no
   more     than 30 large capitalization companies that, in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios.

(small solid bullet) The value securities in the Portfolio are
primarily common stocks,    but     may also include other equity
securities such as warrants and rights to purchase common stocks and
convertible securities.    The Portfolio holds a limited number of
stocks and the impact of the change in value (positive or negative) of
a single holding may be magn    ified.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

(small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

(small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio, a non-   diversified
    Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet)    Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% of more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

(small solid bullet)    The Portfolio offers investors significant
growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments.

(small solid bullet)    The Portfolio's holdings may range from
smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

(small solid bullet)    The Portfolio is non-diversified, which means
it its performance is dependent on the securities of a smaller number
of companies. As a result, the impact of a     change in value
(positive or negative) of a single holding may be magnified.

(small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

MID CAP GROWTH FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in mid-size companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development, and marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting a majority of their business outside the United States.

(small solid bullet) The Portfolio i   nten    ds to invest
substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to    diversify     across
securities of issues located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in accounting methods.

GLOBAL POST-VENTURE CAPITAL PORTFOLIO (   PREVIOUSLY     CALLED
POST-VENTURE CAPITAL PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet)    The     Portfolio seeks long-term growth of
capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. and
   foreign     companies considered to be in their post-venture
capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) The    Portfolio     will invest in three
countries, including the U.S.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet) A portion of the Portfolio's assets may be invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and
special-situation companies. I   n addition to risks associated with
equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in
accounting methods. The Portfolio employs     aggressive strategies
and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As
of    December 31, 1999    , the Russell 2000 Index included companies
with market capitalizations between $17.8 million and $1.3 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or
services with a high unit-volume growth        rate.

(small solid bullet) The Portfolio may also invest in securities of emerging-growth companies, which can be either small- or
   medium    -sized companies that have passed their start up phase
and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

(small solid bullet) The Portfolio is non-diversified and may invest a greater portion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up, and special-situation companies. The Portfolio may be subject to volatility resulting from its non-diversified status.

FUNDS' AVAILABILITY TO SEPARATE ACCOUNTS

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see RESOLVING
MATERIAL CONFLICTS on page    161    .

THE INVESTMENT ADVISERS

FIDELITY

The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers
Act of 1940. Fidelity Management & Research Company (   FMR    ) is
the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As o   f February 29, 2000, FMR managed over $829
billion in assets    . The portfolios of the Fidelity Funds, as part
of their operating expenses, pay an investment management fee to
   FMR    . These fees are part of the Fidelity Funds' expenses. See the prospectuses for the Fidelity Funds for discussions of the
Fidelity Funds' expenses. Fidelity Investments Money Managemen   t,
Inc., a subsidiary of FMR, chooses certain investments for some of the Fidelity Funds. Beginning January 1, 2001, FMR Co., Inc., a
su    bsidiary of FMR, will also choose certain investments for the
   Fidelity     Funds. Foreign affiliates of FMR may help choose
investments for some of the Fidelity Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

MORGAN STANLEY    ASSET     MANAGEMENT

   On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
Stanley Asset Management. The investment Adviser for T    he Universal
Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities,
asset management and credit services. Morgan    Stanley     Asset
Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as to employee benefit plans, endowment funds, foundations and other
institutional investors. Morgan Stanley    Asset     Management's
principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The
principal business address of the Adviser is 825    Duportail
    Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825
   Duportail     Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Trust is    Credit
Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $72 billion in the U.S. and $203 billion globally.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained
approval.    Two     types of Contracts are available. You may
purchase: (1) a NON-QUALIFIED CONTRACT using money from any source;
   and     (2) a QUALIFIED CONTRACT with money rolled over from a
qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA.

(small solid bullet) The minimum Purchase Payment for a Contract is generally $25,000.

(small solid bullet) You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity, or IRA.

(small solid bullet) You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

(small solid bullet) However, if you purchase the Contract as a Qualified Contract (IRA), you must be the sole Owner of the Contract.

(small solid bullet) Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old.

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENT

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two valuation periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.
The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not
furnish the information within five    business     days of the time
we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30    calendar     days
after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period.

For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return a Contract more than ten    calendar     days after you
receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

We will also make an adjustment for the amount of any annuity income
we paid before we received the Contract.    If your free look period
ends on a non-business day, the next business day will be used.
ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR
A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be
allocated to each Investment Option you select. If your    future
payment allocation     instructions are incomplete    (e.g. unclear or
percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity.

   TRADING     AMONG INVESTMENT OPTIONS

You may currently exchange amounts among    the     Investment Options
as often as you wish without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI reserves the right to limit the number of exchanges permitted, but not to fewer than six per calendar year.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing
or telephoning the Annuity Service Center    or     on our Internet
website.

(small solid bullet) TRA   DING     BY TELEPHONE OR INTERNET

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to eighteen telephone/Internet exchanges per calendar year. Multiple exchanges among the Investment Options in a single trading day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. We will not accept exchange requests
via fax    or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation
statements immediately after you receive them    and notify the
Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF EXCHANGES AMONG INVESTMENT
OPTIONS

When you exchange among Investment Options, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Investment Option you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Investment Option until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Investment Option you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Investment Option you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Investment Option you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

(small solid bullet) IMPORTANT

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment
Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page 161.

ANNUITY INCOME DATES

We    calculate the amount of your     annuity income    on     each
Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Certain free look requests must include a signature guarantee if any of the following situations apply.

1. The requested amount is more than $   100    ,000.

2. In    any     circumstances where we deem it necessary for your
protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity
Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose ALL FIXED ANNUITY INCOME, ALL VARIABLE ANNUITY INCOME, or a COMBINATION OF THE TWO.

(small solid bullet) FIXED ANNUITY INCOME. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 160.

(small solid bullet) VARIABLE ANNUITY INCOME. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 160.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

(small solid bullet) COMBINATION OF FIXED AND VARIABLE ANNUITY INCOME. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 160.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65
year old male; and (   e    ) the selected Portfolios earn a constant
10% gross investment return before fees and expenses (equal to a
7.   90    % annualized Total Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.


FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                                Current Expenses:  0.92%

Male, Age 65, Life w/ 10 years                                                                          Updated 2/23/98



                                5%                 Benchmark                 3.5%            Benchmark

                                First Payment:     $653.03                   First Payment:  $566.73





                                Net Returns                                  Net Returns

Year                            -1.91%             5.00%      7.90%    Year  -1.91%          3.50%      7.90%

1                               $651               $654       $656     1     $565            $568       $570

2                               $608               $654       $674     2     $535            $568       $594

3                               $568               $654       $693     3     $507            $568       $619

4                               $530               $654       $712     4     $481            $568       $645

5                               $495               $654       $731     5     $456            $568       $673

6                               $463               $654       $752     6     $432            $568       $701

7                               $432               $654       $772     7     $409            $568       $731

8                               $404               $654       $794     8     $388            $568       $762

9                               $377               $654       $816     9     $368            $568       $795

10                              $353               $654       $838     10    $348            $568       $828

11                              $329               $654       $861     11    $330            $568       $864

12                              $308               $654       $885     12    $313            $568       $900

13                              $287               $654       $909     13    $297            $568       $939

14                              $268               $654       $935     14    $281            $568       $979

15                              $251               $654       $960     15    $266            $568       $1,020

16                              $234               $654       $987     16    $252            $568       $1,064

17                              $219               $654       $1,014   17    $239            $568       $1,109

18                              $204               $654       $1,042   18    $227            $568       $1,156

19                              $191               $654       $1,071   19    $215            $568       $1,205

20                              $178               $654       $1,101   20    $204            $568       $1,256


TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

(small solid bullet) ANNUITY INCOME TO BENEFICIARY. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

(small solid bullet) LUMP SUM PAYMENT. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

You should verify the accuracy of your transaction confirmations and
monthly statements immediately after you receive them and    notify
the Annuity Service Center     promptly of any discrepancies as we
will not be responsible for resul   ting losses due to unit value
changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "EXCLUSION
AMOUNT."

In the case of a VARIABLE ANNUITY INCOME distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of FIXED ANNUITY INCOME distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts the investment in the Contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS

The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA.

If the Contract is used as a Qualified Contract you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "ADEQUATELY DIVERSIFIED." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income.

Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

(small solid bullet) IMPORTANT. This discussion of the Tax
Considerations assumes that the Contract will be treated as an annuity
cont   r    act for Federal income tax purposes and that EFILI will be treated as the owner of the Variable Account assets.

EFILI'S TAX STATUS

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS

The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

YOU SHOULD ALSO BE AWARE OF THE FOLLOWING IMPORTANT PROVISIONS OF YOUR
CONTRACT.

1. OWNER(S). Before a Contract is issued, the Owner(s)    also has
(have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of
funds, including the    Fidelity     Funds. The principal business
address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment Adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

PERFORMANCE

Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants, and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Investment Options may also advertise YIELD. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

(small solid bullet) The MONEY MARKET INVESTMENT OPTION may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND and the HIGH INCOME INVESTMENT OPTIONS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

We have prepared the following tables to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
-1.9   1    %, the Benchmark Rate of Return, and 9.8   6    %. These
are hypothetical rates of return and, of course, EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return, and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed
to be at an annual rate of    0    .9   2    % of their average daily
net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

INCOME ADVANTAGE ILLUSTRATION

ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/2000

DATE OF BIRTH:                 1/1/35    FIRST ANNUITY INCOME DATE:    4/1/2000

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%


The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.91%   3.50%                         9.86%

Apr. 1, 2000         65   $ 585    $ 588                         $ 591

Apr. 1, 2001         66   $ 554    $ 588                         $ 627

Apr. 1, 2002         67   $ 525    $ 588                         $ 666

Apr. 1, 2003         68   $ 498    $ 588                         $ 706

Apr. 1, 2004         69   $ 472    $ 588                         $ 750

Apr. 1, 2009         74   $ 361    $ 588                         $ 1,010

Apr. 1, 2014         79   $ 276    $ 588                         $ 1,361

Apr. 1, 2019         84   $ 211    $ 588                         $ 1,834

(1) The corresponding returns before annuity and investment expense s
are: 0%, 5.5   2    %, and 12.00%

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   829.20    .

FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                           Current Expenses:  0.92%      3/17/00

Male, Age 65, Life Only



                           3.5%               Benchmark

                           First Payment:     $586.89





                           Net Returns

Year                       -1.91%             3.50%      9.86%

1                          $585               $588       $591

2                          $554               $588       $627

3                          $525               $588       $666

4                          $498               $588       $706

5                          $472               $588       $750

6                          $447               $588       $796

7                          $424               $588       $845

8                          $402               $588       $897

9                          $381               $588       $952

10                         $361               $588       $1,010

11                         $342               $588       $1,072

12                         $324               $588       $1,138

13                         $307               $588       $1,208

14                         $291               $588       $1,283

15                         $276               $588       $1,361

16                         $261               $588       $1,445

17                         $248               $588       $1,534

18                         $235               $588       $1,628

19                         $223               $588       $1,728

20                         $211               $588       $1,834

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

INCOME ADVANTAGE ILLUSTRATION


ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/2000

DATE OF BIRTH:                 1/1/35    FIRST ANNUITY INCOME DATE:    4/1/2000

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%



The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.91%   5.00%                         9.86%

Apr. 1, 2000         65   $ 675    $ 679                         $ 681

Apr. 1, 2001         66   $ 630    $ 679                         $ 713

Apr. 1, 2002         67   $ 589    $ 679                         $ 746

Apr. 1, 2003         68   $ 550    $ 679                         $ 780

Apr. 1, 2004         69   $ 514    $ 679                         $ 816

Apr. 1, 2009         74   $ 366    $ 679                         $ 1,024

Apr. 1, 2014         79   $ 260    $ 679                         $ 1,284

Apr. 1, 2019         84   $ 185    $ 679                         $ 1,610


(1) The corresponding returns before annuity and investment expenses are: 0%, 7.05%, and 12.00%

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   829.20    .
FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                           Current Expenses:  0.92%      3/17/00

Male, Age 65, Life Only



                           5%                 Benchmark

                           First Payment:     $677.33





                           Net Returns

Year                       -1.91%             5.00%      9.86%

1                          $675               $679       $681

2                          $630               $679       $713

3                          $589               $679       $746

4                          $550               $679       $780

5                          $514               $679       $816

6                          $480               $679       $854

7                          $448               $679       $894

8                          $419               $679       $935

9                          $391               $679       $978

10                         $366               $679       $1,024

11                         $342               $679       $1,071

12                         $319               $679       $1,121

13                         $298               $679       $1,173

14                         $278               $679       $1,227

15                         $260               $679       $1,284

16                         $243               $679       $1,343

17                         $227               $679       $1,405

18                         $212               $679       $1,470

19                         $198               $679       $1,538

20                         $185               $679       $1,610

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements

General Information

Performance

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements

   Investment Company Act of 1940 File No. 811-06388

THIS PAGE INTENTIONALLY LEFT BLANK

   EFIA-pro-0400
1.700400.10    2

INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.

 You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS

6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for Federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any, will be distributed as follows:

 (a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

 (b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

  (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

  (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

15. Distributions are taxed generally as ordinary income under Federal income tax laws.

16. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

17. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

18. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

FINANCIAL INFORMATION

19. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

20. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) ADMINISTRATIVE CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) MORTALITY AND EXPENSE RISK CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) PORTFOLIO EXPENSES

 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PROSPECTUS

INCOME ADVANTAGE

INTRODUCTION

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are    two     types of Contracts. You may purchase:

(1) a "NON-QUALIFIED CONTRACT" with money from any source;    and

(2) a "QUALIFIED CONTRACT" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b)
plans, 401(k) plans, or IRAs   .

You purchase a Contract with a single payment (the "Purchase
Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a NON-QUALIFIED CONTRACT, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For QUALIFIED
CONTRACTS   ,     the entire amount of annuity income each year will
generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page .

INVESTMENT OPTIONS

You allocate your Purchase Payment between FIXED and VARIABLE ANNUITY INCOME. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

If you allocate all or a portion to variable annuity income, you may
choose one or more of twenty-eight    available     Investment Options
of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages the Fidelity Funds.

The Investment Options also invest in mutual fund portfolios managed
by MORGAN STANLEY    ASSET     MANAGEMENT INC. ("   MORGAN
STANLEY    "), PILGRIM BAXTER & ASSOCIATES, LTD   . OR PILGRIM BAXTER
VALUE INVESTORS, INC. ("PBHG"), STRONG CAPITAL MANAGEMENT, INC.
("STRONG") and     CREDIT SUISSE ASSET MANAGEMENT, LLC    for the
    WARBURG PINCUS    TRUST PORTFOLIOS     ("WARBURG PINCUS") ("Other
Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds." Additional Investment Options may be added in the future.

LEGAL INFORMATION

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated
April 30, 200   0. Th    e Statement of Additional Information is
incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page .

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE
INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE
Nationally  1-800-544-2442
Date: April 30,    2000

PROSPECTUS CONTENTS



GLOSSARY                        9

Summary of the Contract         11

FACTS ABOUT EFILI, THE
VARIABLE ACCOUNT AND THE FUNDS

EFILI                           15

The Variable Account            15

The Funds                       16

FACTS ABOUT THE CONTRACT

Purchase of a Contract          77

Free Look Privilege             77

Investment Allocation of Your   77
Purchase Payment

Trading Among Investment        77
Options

Charges                         78

Annuity Income Dates            78

Signature Guarantee             78

Death Benefit                   78

Fixed, Variable or              79
Combination Annuity Income

Benchmark Rate of Return        79

Types of Annuity Income         80
Options

Reports                         80

MORE ABOUT THE CONTRACT

Tax Considerations              81

Other Contract Provisions       83

Selling the Contracts           83

Postponement of Benefits        83

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options   83

Total Return for an             83
Investment Option

Voting Rights                   84

Resolving Material Conflicts    84

Performance                     84

Litigation                      84

Appendix - Illustrations of     85
Values

Table of Contents of the        90
Statement of Additional
Information



GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you
choose. If the    annualized Total Return (performance after all
expenses)     of the Investment Options you choose matches the
benchmark, annuity income will stay constant. If the    Total
Return     exceeds the benchmark, annuity income will increase. If
   the Total Return     falls below the benchmark, annuity income will
decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual
Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.

TOTAL RETURN -    U    sed to measure the investment performance of an
Investment Option from one Valuation Period to the next.

   TRADING AMONG INVESTMENT OPTIONS - Transfers of amounts among the
Subaccounts.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

PURPOSE

This variable annuity Contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose annuity income that is ENTIRELY FIXED, ENTIRELY VARIABLE, or a COMBINATION OF FIXED AND VARIABLE. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page .

ANNUITY INCOME

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any. We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint
Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified
Contracts you must be the only Owner.

PURCHASE OF CONTRACT

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are    two     types of Contracts. You may purchase a
Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs.

INVESTMENT OPTIONS

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select.

There are currently twenty-eight variable Subaccounts    available as
investment options    .

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

(small solid bullet) Five    Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.

(small solid bullet)    Four Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities
Portfolio    and Mid Cap Portfolio    .

(small solid bullet) The remaining    Subaccounts     invest in shares
of one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong, or Warburg Pincus.

FREE LOOK PERIOD

THE PORTION OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE ANNUITY INCOME WILL BE PLACED IN THE MONEY MARKET INVESTMENT OPTION DURING THE MONEY MARKET PERIOD, AND YOU MAY CURRENTLY REALLOCATE AMONG THE
VARIABLE INVESTMENT OPTIONS AT ANY TIME AFTER THE END OF THE MONEY
MARKET PERIOD.

You may return the Contract for a refund during the free look period. See FREE LOOK PRIVILEGE on page . ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page .

IMPORTANT

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed
information in the rest of this prospectus and in the Contract.    The
Contract constitutes the entire agreement between you and EFILI and should be retained.

FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page for additional information.

CONTRACT EXPENSES

NONE

SEPARATE ACCOUNT ANNUAL

EXPENSES

(as a percentage of Portfolio
average net assets)

Mortality and Expense Risk     0.75%
Charge

Account Fees and Expenses:

Administrative Charge          0.25%

Total Separate Account Annual  1.00%
Expenses

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

                                 Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

FIDELITYA

Asset Manager                     0.53%            0.09%           0.62%

Money Market                      0.18%            0.09%           0.27%

Investment Grade Bond             0.43%            0.11%           0.54%

High Income                       0.58%            0.11%           0.69%

Equity-Income                     0.48%            0.08%           0.56%

Index 500                         0.24%            0.04%           0.28%B

Growth                            0.58%            0.07%           0.65%

Overseas                          0.73%            0.14%           0.87%

Asset Manager: Growth             0.58%            0.12%           0.70%

Contrafund                        0.58%            0.07%           0.65%

Growth Opportunities              0.58%            0.10%           0.68%

Balanced                          0.43%            0.12%           0.55%

Growth & Income                   0.48%            0.11%           0.59%

Mid Cap                           0.57%            0.40%           0.97%

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt             0.45%            0.98%           1.43%C

Emerging Markets Equity           0.42%            1.37%           1.79%C

Global Equity                     0.47%            0.68%           1.15%C

International Magnum              0.29%            0.87%           1.16%C

PBHG

Select 20                         0.85%            0.20%           1.05%D

Growth II                         0.85%            0.35%           1.20%D

Select Value*                     0.65%            0.30%           0.95%D

Small Cap Value                   0.91%            0.29%           1.20%D

Technology & Communications       0.85%            0.24%           1.09%D

STRONG

Mid Cap Growth Fund II            1.00%            0.15%           1.15%E

Opportunity Fund II               1.00%            0.14%           1.14%E

WARBURG PINCUS

International Equity              1.00%            0.32%           1.32%F

Global Post-Venture Capital**     1.07%            0.33%           1.40%F

Small Company Growth              0.90%            0.24%           1.14%F


* PREVIOUSLY CALLED LARGE CAP VALUE.

** PREVIOUSLY CALLED POST-VENTURE CAPITAL.

A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FIDELITY FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FIDELITY FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT
OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A    PORTION     OF
FUND EXPENSES. WITHOUT THESE REDUCTIONS, THE TOTAL OPERATING EXPENSES
PRESENTED IN THE TABLE WOULD HAVE BEEN 0.   5    7% FOR EQUITY-INCOME
PORTFO   LIO, 0.66% FOR GROWTH PORTFOLIO, 0.91% FOR OVERSEAS
PORTFOLIO, 0.63% FOR ASSET MANAGER PORTFOLIO, 0.67% FOR CONTRAFUND PORTFOLIO, 0.70% FOR ASSET MANAGER: GROWTH PORTFOLIO, 0.68% FOR GROWTH OPPORTUNITIES PORTFOLIO, 0.55% FOR BALANCED PORTFOLIO, 0.59% FOR
GROWTH AND INCOME POR    TFOLIO, AND 3.34% FOR MID CAP PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES, AND TOTAL EXPENSES WOULD HAVE BEEN 0.24%,
0.   10    % AND 0.34%, RESPECTIVELY.

C MORGAN STANLEY ASSET    MANAGEMENT    , WITH RESPECT TO THE
PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS MANAGEMENT FEES AND AGREED TO REIMBURSE CERTAIN EXPENSES OF THE PORTFOLIO. MORGAN
STANLEY ASSET MANAGEMENT MAY    TERMINATE     THIS VOLUNTARY WAIVER
AND REIMBURSEMENT AT ANY TIME AT ITS SOLE DISCRETION. WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS FOLLOWS: EMERGING MARKETS
DEBT PORTFOLIO (0.80%, 0.98%,    1.78%); EMERGING MARKETS EQUITY
PORTFOLIO (1.25%, 1.37%, 2.62%); GLOBAL EQUITY PORTFOLIO (0.80%,
0.68%, 1.48%); INTERNATIONAL MAGNUM PORTFOLI    O (0.80%, 0.87%,
1.67%).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET
ASSETS OF THE    SELECT     VALUE PORTFOLIO, THROUGH DECEMBER 31,
1999. TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO, EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1999. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE SMALL CAP VALUE PORTFOLIO WOULD BE 1.00%
AND    1.29    %.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS. MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL EXPENSES FOR
OPPORTUNITY II AND MID    CAP     GROWTH FUND II ARE CALCULATED ON AN
ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR THROUGH THE
CURRENT QUARTER END. THE ADVISOR FOR    MID CAP GROWTH FUND II IS
ABSORBING EXPENSES OF 0.02%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.17%.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE
INTERNATIONAL EQUITY,    GLOBAL     POST-VENTURE CAPITAL AND SMALL
COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL
YEAR ENDED DECEMBER 31, 199   9    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.3   2    %, 0.   33    % AND 0.24%; AND TOTAL ANNUAL
EXPENSES WOULD HAVE EQUALLED 1.3   2    %, 1.   58    % AND 1.14% FOR
THE INTERNATIONAL EQUITY, GLOBAL POST-VENTURE CAPITAL, AND SMALL COMPANY GROWTH PORTFOLIOS, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

   There are currently twenty-nine Subaccounts in the Variable Account. One of these Subaccounts, Strong Discovery Fund II Portfolio, is no longer available as an investment option in the Contract and no money may be allocated to this Subaccount. On or about May 26, 2000, any assets remaining in Strong Discovery Fund II Portfolio will be exchanged to VIP III Mid Cap Portfolio. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund
II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 199 9 . Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized Total of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Total of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option, and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the
Purchase Payment needed would be $74,   520    . If the purchaser were
female, the Purchase Payment necessary would be $83,   417    . This
is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

The graphs for the Other Funds are not available.

ASSET MANAGER PORTFOLIO OF FIDELITY VARIABLE INSURANCE PRODUCTS FUND II seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00                                                  $500

Oct-89             31.00             0.20                        100.11%  $499

Nov-89             30.00             0.40                        100.32%  $498

Dec-89             31.00             0.31                        100.22%  $497

Jan-90             31.00             -2.21                       97.71%   $484

Feb-90             28.00             1.03                        100.95%  $486

Mar-90             31.00             0.81                        100.73%  $488

Apr-90             30.00             -1.31                       98.61%   $479

May-90             31.00             5.10                        105.01%  $501

Jun-90             30.00             0.78                        100.69%  $503

Jul-90             31.00             -0.19                       99.72%   $499

Aug-90             31.00             -3.28                       96.64%   $480

Sep-90             30.00             -2.10                       97.82%   $468

Oct-90             31.00             0.51                        100.42%  $468

Nov-90             30.00             4.87                        104.78%  $489

Dec-90             31.00             2.90                        102.81%  $500

Jan-91             31.00             4.79                        104.70%  $522

Feb-91             28.00             3.91                        103.83%  $540

Mar-91             31.00             1.61                        101.53%  $545

Apr-91             30.00             1.50                        101.42%  $551

May-91             31.00             2.26                        102.17%  $561

Jun-91             30.00             -1.79                       98.13%   $548

Jul-91             31.00             2.51                        102.42%  $559

Aug-91             31.00             2.03                        101.94%  $567

Sep-91             30.00             0.58                        100.50%  $568

Oct-91             31.00             0.66                        100.57%  $569

Nov-91             30.00             -1.64                       98.28%   $557

Dec-91             31.00             4.32                        104.23%  $578

Jan-92             31.00             1.27                        101.19%  $582

Feb-92             29.00             1.94                        101.86%  $591

Mar-92             31.00             -0.24                       99.67%   $587

Apr-92             30.00             1.47                        101.38%  $592

May-92             31.00             1.04                        100.96%  $596

Jun-92             30.00             -0.08                       99.84%   $592

Jul-92             31.00             1.67                        101.58%  $599

Aug-92             31.00             -0.31                       99.60%   $594

Sep-92             30.00             0.63                        100.54%  $595

Oct-92             31.00             0.16                        100.07%  $593

Nov-92             30.00             2.18                        102.10%  $603

Dec-92             31.00             1.60                        101.51%  $610

Jan-93             31.00             1.80                        101.71%  $618

Feb-93             28.00             0.94                        100.86%  $621

Mar-93             31.00             2.83                        102.74%  $635

Apr-93             30.00             0.60                        100.52%  $636

May-93             31.00             1.70                        101.61%  $643

Jun-93             30.00             0.80                        100.72%  $645

Jul-93             31.00             1.23                        101.14%  $650

Aug-93             31.00             2.92                        102.83%  $666

Sep-93             30.00             0.07                        99.99%   $663

Oct-93             31.00             2.70                        102.61%  $677

Nov-93             30.00             -0.13                       99.79%   $673

Dec-93             31.00             4.05                        103.96%  $697

Jan-94             31.00             3.18                        103.09%  $716

Feb-94             28.00             -3.18                       96.75%   $690

Mar-94             31.00             -4.70                       95.22%   $654

Apr-94             30.00             0.07                        99.99%   $651

May-94             31.00             0.86                        100.77%  $654

Jun-94             30.00             -1.91                       98.01%   $638

Jul-94             31.00             1.73                        101.64%  $646

Aug-94             31.00             2.34                        102.25%  $658

Sep-94             30.00             -1.18                       98.74%   $647

Oct-94             31.00             0.49                        100.40%  $647

Nov-94             30.00             -1.47                       98.45%   $634

Dec-94             31.00             -2.20                       97.72%   $617

Jan-95             31.00             -0.65                       99.27%   $610

Feb-95             28.00             1.62                        101.54%  $617

Mar-95             31.00             1.32                        101.23%  $622

Apr-95             30.00             1.59                        101.51%  $629

May-95             31.00             1.28                        101.19%  $634

Jun-95             30.00             0.84                        100.76%  $636

Jul-95             31.00             3.56                        103.47%  $655

Aug-95             31.00             1.21                        101.12%  $660

Sep-95             30.00             1.26                        101.18%  $665

Oct-95             31.00             -1.31                       98.61%   $653

Nov-95             30.00             2.60                        102.52%  $667

Dec-95             31.00             2.53                        102.44%  $680

Jan-96             31.00             2.15                        102.06%  $692

Feb-96             29.00             -0.27                       99.65%   $686

Mar-96             31.00             1.06                        100.97%  $690

Apr-96             30.00             1.05                        100.97%  $694

May-96             31.00             0.78                        100.69%  $696

Jun-96             30.00             0.90                        100.82%  $699

Jul-96             31.00             -1.66                       98.26%   $684

Aug-96             31.00             0.20                        100.11%  $682

Sep-96             30.00             3.64                        103.55%  $703

Oct-96             31.00             2.57                        102.48%  $718

Nov-96             30.00             4.95                        104.86%  $750

Dec-96             31.00             -1.46                       98.46%   $735

Jan-97             31.00             3.01                        102.92%  $753

Feb-97             28.00             0.86                        100.78%  $756

Mar-97             31.00             -3.80                       96.12%   $724

Apr-97             30.00             3.42                        103.33%  $745

May-97             31.00             4.80                        104.71%  $777

Jun-97             30.00             2.66                        102.58%  $794

Jul-97             31.00             5.78                        105.69%  $836

Aug-97             31.00             -2.73                       97.19%   $809

Sep-97             30.00             3.22                        103.13%  $831

Oct-97             31.00      1.00%  -1.64                       98.28%   $813

Nov-97             30.00      1.00%  2.31                        102.23%  $828

Dec-97             31.00      1.00%  1.52                        101.43%  $836

Jan-98             31.00      1.00%  0.33                        100.24%  $835

Feb-98             28.00      1.00%  4.50                        104.42%  $868

Mar-98             31.00      1.00%  2.90                        102.81%  $889

Apr-98             30.00      1.00%  -0.12                       99.80%   $884

May-98             31.00      1.00%  -0.53                       99.39%   $875

Jun-98             30.00      1.00%  1.95                        101.87%  $888

Jul-98             31.00      1.00%  -0.64                       99.28%   $877

Aug-98             31.00      1.00%  -9.10                       90.82%   $794

Sep-98             30.00      1.00%  3.34                        103.25%  $816

Oct-98             31.00      1.00%  4.35                        104.26%  $847

Nov-98             30.00      1.00%  3.81                        103.72%  $875

Dec-98             31.00      1.00%  4.13                        104.04%  $907

Jan-99             31.00      1.00%  2.37                        102.28%  $924

Feb-99             28.00      1.00%  -2.29                       97.63%   $899

Mar-99             31.00      1.00%  0.89                        100.80%  $902

Apr-99             30.00      1.00%  2.24                        102.16%  $918

May-99             31.00      1.00%  -1.44                       98.48%   $900

Jun-99             30.00      1.00%  3.51                        103.42%  $927

Jul-99             31.00      1.00%  -1.70                       98.22%   $907

Aug-99             31.00      1.00%  -0.17                       99.74%   $901

Sep-99             30.00      1.00%  -1.15                       98.77%   $886

Oct-99             31.00      1.00%  3.03                        102.94%  $909

Nov-99             30.00      1.00%  1.36                        101.28%  $917

Dec-99             31.00      1.00%  4.19                        104.10%  $950





Listed in Order                                                  Max      950

to match MFPR                                                    Min      468


MONEY MARKET PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MONEY MARKET

Apr-82                        0.01                                        $500

May-82             31.00             1.16                        101.07%  $503

Jun-82             30.00             1.12                        101.04%  $506

Jul-82             31.00             1.18                        101.09%  $510

Aug-82             31.00             1.03                        100.94%  $513

Sep-82             30.00             0.89                        100.81%  $515

Oct-82             31.00             0.86                        100.78%  $516

Nov-82             30.00             0.80                        100.71%  $518

Dec-82             31.00             0.77                        100.68%  $519

Jan-83             31.00             0.72                        100.63%  $521

Feb-83             28.00             0.63                        100.56%  $521

Mar-83             31.00             0.70                        100.61%  $523

Apr-83             30.00             0.68                        100.60%  $524

May-83             31.00             0.69                        100.60%  $525

Jun-83             30.00             0.68                        100.60%  $526

Jul-83             31.00             0.77                        100.69%  $527

Aug-83             31.00             0.80                        100.72%  $529

Sep-83             30.00             0.79                        100.70%  $530

Oct-83             31.00             0.80                        100.71%  $532

Nov-83             30.00             0.76                        100.68%  $533

Dec-83             31.00             0.77                        100.68%  $535

Jan-84             31.00             0.77                        100.69%  $536

Feb-84             29.00             0.73                        100.65%  $537

Mar-84             31.00             0.80                        100.71%  $539

Apr-84             30.00             0.80                        100.72%  $541

May-84             31.00             0.85                        100.76%  $543

Jun-84             30.00             0.85                        100.77%  $545

Jul-84             31.00             0.91                        100.82%  $547

Aug-84             31.00             0.92                        100.83%  $549

Sep-84             30.00             0.90                        100.82%  $551

Oct-84             31.00             0.90                        100.81%  $553

Nov-84             30.00             0.79                        100.71%  $555

Dec-84             31.00             0.75                        100.66%  $557

Jan-85             31.00             0.71                        100.62%  $558

Feb-85             28.00             0.62                        100.54%  $559

Mar-85             31.00             0.70                        100.61%  $560

Apr-85             30.00             0.68                        100.60%  $561

May-85             31.00             0.68                        100.60%  $562

Jun-85             30.00             0.62                        100.54%  $563

Jul-85             31.00             0.63                        100.54%  $563

Aug-85             31.00             0.63                        100.55%  $564

Sep-85             30.00             0.62                        100.53%  $565

Oct-85             31.00             0.65                        100.56%  $566

Nov-85             30.00             0.63                        100.55%  $566

Dec-85             31.00             0.65                        100.57%  $567

Jan-86             31.00             0.65                        100.56%  $568

Feb-86             28.00             0.57                        100.50%  $569

Mar-86             31.00             0.62                        100.54%  $570

Apr-86             30.00             0.57                        100.49%  $570

May-86             31.00             0.56                        100.47%  $570

Jun-86             30.00             0.54                        100.45%  $571

Jul-86             31.00             0.55                        100.46%  $571

Aug-86             31.00             0.52                        100.44%  $571

Sep-86             30.00             0.48                        100.39%  $571

Oct-86             31.00             0.49                        100.40%  $571

Nov-86             30.00             0.47                        100.38%  $571

Dec-86             31.00             0.49                        100.40%  $571

Jan-87             31.00             0.50                        100.41%  $571

Feb-87             28.00             0.43                        100.36%  $571

Mar-87             31.00             0.48                        100.40%  $570

Apr-87             30.00             0.48                        100.40%  $570

May-87             31.00             0.52                        100.43%  $571

Jun-87             30.00             0.52                        100.44%  $571

Jul-87             31.00             0.54                        100.45%  $571

Aug-87             31.00             0.54                        100.45%  $571

Sep-87             30.00             0.53                        100.45%  $572

Oct-87             31.00             0.57                        100.49%  $572

Nov-87             30.00             0.54                        100.46%  $572

Dec-87             31.00             0.59                        100.51%  $573

Jan-88             31.00             0.58                        100.49%  $573

Feb-88             29.00             0.51                        100.43%  $573

Mar-88             31.00             0.54                        100.46%  $574

Apr-88             30.00             0.52                        100.44%  $574

May-88             31.00             0.55                        100.47%  $574

Jun-88             30.00             0.56                        100.48%  $575

Jul-88             31.00             0.60                        100.51%  $575

Aug-88             31.00             0.63                        100.55%  $576

Sep-88             30.00             0.63                        100.55%  $577

Oct-88             31.00             0.66                        100.57%  $578

Nov-88             30.00             0.65                        100.57%  $579

Dec-88             31.00             0.71                        100.63%  $580

Jan-89             31.00             0.74                        100.65%  $581

Feb-89             28.00             0.67                        100.59%  $582

Mar-89             31.00             0.78                        100.69%  $584

Apr-89             30.00             0.77                        100.69%  $586

May-89             31.00             0.79                        100.71%  $587

Jun-89             30.00             0.75                        100.67%  $589

Jul-89             31.00             0.75                        100.67%  $590

Aug-89             31.00             0.73                        100.64%  $592

Sep-89             30.00             0.71                        100.63%  $593

Oct-89             31.00             0.69                        100.60%  $594

Nov-89             30.00             0.68                        100.59%  $595

Dec-89             31.00             0.71                        100.62%  $597

Jan-90             31.00             0.66                        100.57%  $597

Feb-90             28.00             0.60                        100.53%  $598

Mar-90             31.00             0.69                        100.60%  $600

Apr-90             30.00             0.63                        100.55%  $600

May-90             31.00             0.67                        100.58%  $601

Jun-90             30.00             0.64                        100.56%  $602

Jul-90             31.00             0.66                        100.58%  $603

Aug-90             31.00             0.65                        100.56%  $604

Sep-90             30.00             0.63                        100.54%  $605

Oct-90             31.00             0.65                        100.57%  $606

Nov-90             30.00             0.63                        100.55%  $607

Dec-90             31.00             0.65                        100.56%  $608

Jan-91             31.00             0.64                        100.55%  $608

Feb-91             28.00             0.54                        100.46%  $609

Mar-91             31.00             0.50                        100.41%  $609

Apr-91             30.00             0.56                        100.48%  $609

May-91             31.00             0.50                        100.41%  $609

Jun-91             30.00             0.44                        100.36%  $609

Jul-91             31.00             0.52                        100.43%  $609

Aug-91             31.00             0.46                        100.38%  $609

Sep-91             30.00             0.47                        100.39%  $609

Oct-91             31.00             0.45                        100.37%  $609

Nov-91             30.00             0.41                        100.33%  $608

Dec-91             31.00             0.44                        100.35%  $608

Jan-92             31.00             0.41                        100.32%  $607

Feb-92             29.00             0.34                        100.26%  $606

Mar-92             31.00             0.37                        100.28%  $606

Apr-92             30.00             0.33                        100.25%  $605

May-92             31.00             0.30                        100.22%  $604

Jun-92             30.00             0.33                        100.25%  $603

Jul-92             31.00             0.31                        100.22%  $601

Aug-92             31.00             0.30                        100.22%  $600

Sep-92             30.00             0.28                        100.20%  $599

Oct-92             31.00             0.28                        100.19%  $598

Nov-92             30.00             0.29                        100.21%  $597

Dec-92             31.00             0.30                        100.21%  $595

Jan-93             31.00             0.28                        100.19%  $594

Feb-93             28.00             0.26                        100.18%  $593

Mar-93             31.00             0.29                        100.20%  $592

Apr-93             30.00             0.26                        100.18%  $590

May-93             31.00             0.24                        100.15%  $589

Jun-93             30.00             0.29                        100.21%  $588

Jul-93             31.00             0.26                        100.17%  $586

Aug-93             31.00             0.27                        100.18%  $585

Sep-93             30.00             0.25                        100.17%  $584

Oct-93             31.00             0.24                        100.15%  $582

Nov-93             30.00             0.27                        100.19%  $581

Dec-93             31.00             0.27                        100.18%  $580

Jan-94             31.00             0.27                        100.18%  $578

Feb-94             28.00             0.24                        100.16%  $577

Mar-94             31.00             0.29                        100.20%  $576

Apr-94             30.00             0.28                        100.20%  $575

May-94             31.00             0.34                        100.25%  $574

Jun-94             30.00             0.34                        100.26%  $573

Jul-94             31.00             0.34                        100.25%  $572

Aug-94             31.00             0.40                        100.31%  $571

Sep-94             30.00             0.38                        100.30%  $571

Oct-94             31.00             0.41                        100.32%  $570

Nov-94             30.00             0.41                        100.33%  $570

Dec-94             31.00             0.45                        100.36%  $570

Jan-95             31.00             0.50                        100.41%  $570

Feb-95             28.00             0.45                        100.37%  $569

Mar-95             31.00             0.50                        100.41%  $569

Apr-95             30.00             0.45                        100.37%  $569

May-95             31.00             0.53                        100.44%  $569

Jun-95             30.00             0.48                        100.40%  $569

Jul-95             31.00             0.49                        100.40%  $569

Aug-95             31.00             0.48                        100.39%  $569

Sep-95             30.00             0.45                        100.37%  $569

Oct-95             31.00             0.49                        100.40%  $569

Nov-95             30.00             0.46                        100.38%  $569

Dec-95             31.00             0.44                        100.35%  $568

Jan-96             31.00             0.49                        100.40%  $568

Feb-96             29.00             0.42                        100.34%  $568

Mar-96             31.00             0.41                        100.32%  $568

Apr-96             30.00             0.45                        100.37%  $567

May-96             31.00             0.43                        100.34%  $567

Jun-96             30.00             0.39                        100.31%  $567

Jul-96             31.00             0.47                        100.38%  $566

Aug-96             31.00             0.43                        100.34%  $566

Sep-96             30.00             0.45                        100.37%  $566

Oct-96             31.00             0.45                        100.36%  $565

Nov-96             30.00             0.42                        100.34%  $565

Dec-96             31.00             0.46                        100.37%  $565

Jan-97             31.00             0.45                        100.36%  $565

Feb-97             28.00             0.40                        100.32%  $564

Mar-97             31.00             0.44                        100.35%  $564

Apr-97             30.00             0.44                        100.36%  $564

May-97             31.00             0.44                        100.35%  $563

Jun-97             30.00             0.46                        100.38%  $563

Jul-97             31.00             0.46                        100.37%  $563

Aug-97             31.00             0.43                        100.34%  $563

Sep-97             30.00             0.47                        100.39%  $562

Oct-97             31.00      1.00%  0.46                        100.37%  $562

Nov-97             30.00      1.00%  0.41                        100.33%  $562

Dec-97             31.00      1.00%  0.50                        100.41%  $562

Jan-98             31.00      1.00%  0.45                        100.36%  $562

Feb-98             28.00      1.00%  0.42                        100.34%  $561

Mar-98             31.00      1.00%  0.47                        100.38%  $561

Apr-98             30.00      1.00%  0.44                        100.36%  $561

May-98             31.00      1.00%  0.43                        100.34%  $561

Jun-98             30.00      1.00%  0.47                        100.39%  $560

Jul-98             31.00      1.00%  0.46                        100.37%  $560

Aug-98             31.00      1.00%  0.46                        100.37%  $560

Sep-98             30.00      1.00%  0.44                        100.36%  $560

Oct-98             31.00      1.00%  0.43                        100.34%  $559

Nov-98             30.00      1.00%  0.44                        100.36%  $559

Dec-98             31.00      1.00%  0.43                        100.34%  $559

Jan-99             31.00      1.00%  0.40                        100.31%  $558

Feb-99             28.00      1.00%  0.38                        100.30%  $558

Mar-99             31.00      1.00%  0.44                        100.35%  $557

Apr-99             30.00      1.00%  0.39                        100.31%  $557

May-99             31.00      1.00%  0.36                        100.27%  $556

Jun-99             30.00      1.00%  0.43                        100.35%  $556

Jul-99             31.00      1.00%  0.40                        100.31%  $555

Aug-99             31.00      1.00%  0.44                        100.35%  $555

Sep-99             30.00      1.00%  0.43                        100.35%  $555

Oct-99             31.00      1.00%  0.42                        100.33%  $554

Nov-99             30.00      1.00%  0.47                        100.39%  $554

Dec-99             31.00      1.00%  0.48                        100.39%  $554





Listed in Order                                                  Max      609

to match MFPR                                                    Min      500


INVESTMENT GRADE BOND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II
   seeks as high a level of current income as is consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INVESTMENT GRADE BOND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00                                                  $500

Jan-89             31.00             0.87                        100.78%  $502

Feb-89             28.00             0.22                        100.14%  $501

Mar-89             31.00             0.62                        100.54%  $501

Apr-89             30.00             1.11                        101.03%  $504

May-89             31.00             1.11                        101.03%  $507

Jun-89             30.00             1.92                        101.84%  $515

Jul-89             31.00             1.56                        101.47%  $520

Aug-89             31.00             -0.80                       99.12%   $513

Sep-89             30.00             0.39                        100.31%  $513

Oct-89             31.00             1.55                        101.46%  $518

Nov-89             30.00             0.86                        100.78%  $520

Dec-89             31.00             0.41                        100.32%  $520

Jan-90             31.00             -0.23                       99.69%   $516

Feb-90             28.00             0.57                        100.49%  $517

Mar-90             31.00             0.30                        100.22%  $516

Apr-90             30.00             0.04                        99.96%   $513

May-90             31.00             1.57                        101.48%  $519

Jun-90             30.00             0.78                        100.70%  $520

Jul-90             31.00             0.99                        100.91%  $523

Aug-90             31.00             -0.01                       99.91%   $520

Sep-90             30.00             0.39                        100.31%  $520

Oct-90             31.00             0.01                        99.92%   $517

Nov-90             30.00             0.60                        100.52%  $518

Dec-90             31.00             1.04                        100.95%  $521

Jan-91             31.00             0.20                        100.12%  $519

Feb-91             28.00             1.01                        100.93%  $522

Mar-91             31.00             1.69                        101.61%  $528

Apr-91             30.00             1.47                        101.39%  $533

May-91             31.00             0.77                        100.69%  $535

Jun-91             30.00             0.19                        100.11%  $533

Jul-91             31.00             0.86                        100.77%  $535

Aug-91             31.00             2.09                        102.00%  $543

Sep-91             30.00             1.86                        101.77%  $551

Oct-91             31.00             1.09                        101.01%  $554

Nov-91             30.00             1.08                        101.00%  $557

Dec-91             31.00             2.98                        102.90%  $571

Jan-92             31.00             -0.99                       98.92%   $563

Feb-92             29.00             0.55                        100.47%  $563

Mar-92             31.00             -0.18                       99.73%   $559

Apr-92             30.00             0.73                        100.65%  $561

May-92             31.00             1.54                        101.45%  $566

Jun-92             30.00             1.16                        101.08%  $570

Jul-92             31.00             2.03                        101.94%  $579

Aug-92             31.00             0.60                        100.52%  $580

Sep-92             30.00             1.20                        101.12%  $584

Oct-92             31.00             -1.27                       98.65%   $573

Nov-92             30.00             -0.26                       99.66%   $569

Dec-92             31.00             1.42                        101.33%  $574

Jan-93             31.00             2.10                        102.01%  $583

Feb-93             28.00             1.70                        101.62%  $591

Mar-93             31.00             0.44                        100.35%  $590

Apr-93             30.00             0.61                        100.53%  $591

May-93             31.00             0.17                        100.08%  $589

Jun-93             30.00             1.91                        101.83%  $597

Jul-93             31.00             0.68                        100.59%  $599

Aug-93             31.00             1.78                        101.69%  $606

Sep-93             30.00             0.50                        100.42%  $606

Oct-93             31.00             0.50                        100.41%  $606

Nov-93             30.00             -0.49                       99.43%   $600

Dec-93             31.00             0.59                        100.50%  $601

Jan-94             31.00             1.13                        101.04%  $605

Feb-94             28.00             -1.64                       98.28%   $592

Mar-94             31.00             -2.28                       97.64%   $576

Apr-94             30.00             -0.90                       99.02%   $568

May-94             31.00             -0.27                       99.64%   $563

Jun-94             30.00             -0.27                       99.65%   $559

Jul-94             31.00             1.64                        101.55%  $566

Aug-94             31.00             0.09                        100.00%  $563

Sep-94             30.00             -1.08                       98.84%   $554

Oct-94             31.00             0.09                        100.00%  $552

Nov-94             30.00             0.18                        100.10%  $550

Dec-94             31.00             -0.45                       99.47%   $545

Jan-95             31.00             1.45                        101.36%  $550

Feb-95             28.00             1.93                        101.85%  $559

Mar-95             31.00             0.64                        100.55%  $559

Apr-95             30.00             1.36                        101.28%  $564

May-95             31.00             4.01                        103.92%  $584

Jun-95             30.00             0.77                        100.69%  $586

Jul-95             31.00             -0.34                       99.57%   $581

Aug-95             31.00             1.19                        101.10%  $585

Sep-95             30.00             0.93                        100.85%  $587

Oct-95             31.00             1.34                        101.25%  $592

Nov-95             30.00             1.48                        101.40%  $598

Dec-95             31.00             1.38                        101.29%  $603

Jan-96             31.00             0.64                        100.55%  $604

Feb-96             29.00             -1.83                       98.09%   $590

Mar-96             31.00             -0.77                       99.15%   $583

Apr-96             30.00             -0.60                       99.32%   $576

May-96             31.00             -0.17                       99.74%   $573

Jun-96             30.00             1.21                        101.13%  $577

Jul-96             31.00             0.26                        100.17%  $575

Aug-96             31.00             -0.09                       99.82%   $572

Sep-96             30.00             1.62                        101.54%  $578

Oct-96             31.00             2.19                        102.10%  $588

Nov-96             30.00             1.65                        101.57%  $595

Dec-96             31.00             -0.89                       99.03%   $587

Jan-97             31.00             0.25                        100.16%  $585

Feb-97             28.00             0.13                        100.05%  $583

Mar-97             31.00             -1.04                       98.88%   $574

Apr-97             30.00             1.49                        101.41%  $580

May-97             31.00             0.78                        100.69%  $582

Jun-97             30.00             1.20                        101.12%  $586

Jul-97             31.00             2.70                        102.61%  $599

Aug-97             31.00             -0.90                       99.02%   $590

Sep-97             30.00             1.49                        101.41%  $596

Oct-97             31.00      1.00%  1.31                        101.22%  $601

Nov-97             30.00      1.00%  0.24                        100.16%  $600

Dec-97             31.00      1.00%  1.12                        101.03%  $603

Jan-98             31.00      1.00%  1.27                        101.18%  $608

Feb-98             28.00      1.00%  -0.07                       99.85%   $605

Mar-98             31.00      1.00%  0.41                        100.32%  $604

Apr-98             30.00      1.00%  0.50                        100.42%  $604

May-98             31.00      1.00%  0.90                        100.81%  $607

Jun-98             30.00      1.00%  0.81                        100.73%  $609

Jul-98             31.00      1.00%  0.24                        100.15%  $607

Aug-98             31.00      1.00%  1.21                        101.12%  $611

Sep-98             30.00      1.00%  2.47                        102.39%  $623

Oct-98             31.00      1.00%  -0.54                       99.38%   $617

Nov-98             30.00      1.00%  0.86                        100.78%  $619

Dec-98             31.00      1.00%  0.47                        100.38%  $619

Jan-99             31.00      1.00%  0.85                        100.76%  $621

Feb-99             28.00      1.00%  -1.72                       98.20%   $608

Mar-99             31.00      1.00%  0.66                        100.57%  $609

Apr-99             30.00      1.00%  0.33                        100.25%  $608

May-99             31.00      1.00%  -1.30                       98.62%   $597

Jun-99             30.00      1.00%  -0.49                       99.43%   $591

Jul-99             31.00      1.00%  -0.41                       99.51%   $586

Aug-99             31.00      1.00%  -0.17                       99.74%   $582

Sep-99             30.00      1.00%  1.33                        101.25%  $587

Oct-99             31.00      1.00%  0.16                        100.07%  $585

Nov-99             30.00      1.00%  0.16                        100.08%  $583

Dec-99             31.00      1.00%  -0.41                       99.51%   $578





Listed in Order                                                  Max      623

to match MFPR                                                    Min      500


HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    HIGH INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00                                                  $500

Oct-85             31.00             1.25                        101.16%  $504

Nov-85             30.00             1.44                        101.36%  $509

Dec-85             31.00             3.34                        103.25%  $523

Jan-86             31.00             1.24                        101.15%  $527

Feb-86             28.00             3.38                        103.30%  $542

Mar-86             31.00             2.47                        102.38%  $553

Apr-86             30.00             1.70                        101.62%  $559

May-86             31.00             1.53                        101.44%  $565

Jun-86             30.00             1.26                        101.18%  $569

Jul-86             31.00             -0.30                       99.61%   $565

Aug-86             31.00             0.40                        100.31%  $564

Sep-86             30.00             0.85                        100.77%  $566

Oct-86             31.00             2.99                        102.90%  $580

Nov-86             30.00             0.32                        100.24%  $579

Dec-86             31.00             0.63                        100.54%  $580

Jan-87             31.00             3.65                        103.56%  $598

Feb-87             28.00             1.73                        101.65%  $606

Mar-87             31.00             0.91                        100.82%  $608

Apr-87             30.00             -3.13                       96.79%   $587

May-87             31.00             -0.93                       98.99%   $578

Jun-87             30.00             2.16                        102.08%  $588

Jul-87             31.00             0.11                        100.02%  $586

Aug-87             31.00             0.83                        100.74%  $588

Sep-87             30.00             -3.48                       96.44%   $564

Oct-87             31.00             -4.78                       95.14%   $535

Nov-87             30.00             2.95                        102.86%  $548

Dec-87             31.00             1.60                        101.51%  $554

Jan-88             31.00             3.29                        103.20%  $569

Feb-88             29.00             2.99                        102.91%  $583

Mar-88             31.00             -0.72                       99.20%   $576

Apr-88             30.00             0.78                        100.70%  $578

May-88             31.00             -0.15                       99.76%   $574

Jun-88             30.00             2.10                        102.02%  $584

Jul-88             31.00             1.04                        100.95%  $587

Aug-88             31.00             -0.48                       99.44%   $581

Sep-88             30.00             0.80                        100.72%  $583

Oct-88             31.00             1.09                        101.00%  $586

Nov-88             30.00             -0.38                       99.54%   $581

Dec-88             31.00             0.79                        100.70%  $583

Jan-89             31.00             2.40                        102.31%  $594

Feb-89             28.00             0.49                        100.41%  $594

Mar-89             31.00             -1.28                       98.64%   $584

Apr-89             30.00             -1.11                       98.81%   $574

May-89             31.00             1.85                        101.76%  $582

Jun-89             30.00             2.86                        102.78%  $596

Jul-89             31.00             -0.66                       99.26%   $589

Aug-89             31.00             -0.58                       99.34%   $582

Sep-89             30.00             -3.50                       96.42%   $559

Oct-89             31.00             -4.29                       95.63%   $533

Nov-89             30.00             0.08                        100.00%  $531

Dec-89             31.00             -0.27                       99.64%   $527

Jan-90             31.00             -2.21                       97.71%   $512

Feb-90             28.00             -1.54                       98.38%   $502

Mar-90             31.00             -1.06                       98.86%   $494

Apr-90             30.00             0.30                        100.22%  $493

May-90             31.00             2.05                        101.96%  $501

Jun-90             30.00             1.58                        101.50%  $507

Jul-90             31.00             1.54                        101.45%  $512

Aug-90             31.00             -1.67                       98.25%   $501

Sep-90             30.00             -2.37                       97.55%   $486

Oct-90             31.00             -2.43                       97.49%   $472

Nov-90             30.00             2.35                        102.27%  $481

Dec-90             31.00             1.40                        101.31%  $485

Jan-91             31.00             2.12                        102.03%  $493

Feb-91             28.00             5.54                        105.46%  $518

Mar-91             31.00             3.54                        103.45%  $534

Apr-91             30.00             3.55                        103.46%  $550

May-91             31.00             1.47                        101.38%  $555

Jun-91             30.00             2.17                        102.09%  $565

Jul-91             31.00             3.78                        103.69%  $583

Aug-91             31.00             1.37                        101.28%  $588

Sep-91             30.00             2.24                        102.16%  $598

Oct-91             31.00             3.40                        103.31%  $616

Nov-91             30.00             0.85                        100.77%  $618

Dec-91             31.00             0.53                        100.44%  $618

Jan-92             31.00             5.34                        105.25%  $648

Feb-92             29.00             3.63                        103.55%  $668

Mar-92             31.00             3.23                        103.14%  $686

Apr-92             30.00             0.71                        100.63%  $688

May-92             31.00             1.20                        101.11%  $693

Jun-92             30.00             1.09                        101.01%  $697

Jul-92             31.00             1.96                        101.87%  $707

Aug-92             31.00             2.12                        102.03%  $718

Sep-92             30.00             1.04                        100.96%  $722

Oct-92             31.00             -1.49                       98.43%   $708

Nov-92             30.00             1.23                        101.15%  $713

Dec-92             31.00             1.03                        100.94%  $717

Jan-93             31.00             2.68                        102.59%  $733

Feb-93             28.00             1.71                        101.63%  $742

Mar-93             31.00             2.31                        102.22%  $755

Apr-93             30.00             0.66                        100.58%  $756

May-93             31.00             1.49                        101.40%  $764

Jun-93             30.00             2.58                        102.50%  $780

Jul-93             31.00             0.99                        100.90%  $784

Aug-93             31.00             1.07                        100.98%  $788

Sep-93             30.00             0.35                        100.27%  $787

Oct-93             31.00             2.36                        102.27%  $802

Nov-93             30.00             0.94                        100.86%  $805

Dec-93             31.00             1.61                        101.52%  $814

Jan-94             31.00             3.34                        103.25%  $837

Feb-94             28.00             -0.12                       99.80%   $832

Mar-94             31.00             -3.37                       96.55%   $800

Apr-94             30.00             -1.01                       98.91%   $788

May-94             31.00             0.19                        100.10%  $786

Jun-94             30.00             -0.37                       99.55%   $779

Jul-94             31.00             0.37                        100.28%  $778

Aug-94             31.00             0.00                        99.91%   $774

Sep-94             30.00             0.74                        100.66%  $776

Oct-94             31.00             -0.92                       99.00%   $765

Nov-94             30.00             -0.83                       99.09%   $755

Dec-94             31.00             0.56                        100.47%  $756

Jan-95             31.00             1.12                        101.03%  $760

Feb-95             28.00             3.43                        103.35%  $783

Mar-95             31.00             1.25                        101.16%  $789

Apr-95             30.00             2.93                        102.85%  $808

May-95             31.00             2.57                        102.48%  $825

Jun-95             30.00             0.27                        100.19%  $823

Jul-95             31.00             2.41                        102.32%  $838

Aug-95             31.00             0.79                        100.70%  $841

Sep-95             30.00             1.65                        101.57%  $851

Oct-95             31.00             0.94                        100.85%  $854

Nov-95             30.00             0.51                        100.43%  $855

Dec-95             31.00             1.18                        101.09%  $860

Jan-96             31.00             2.32                        102.23%  $876

Feb-96             29.00             1.65                        101.57%  $886

Mar-96             31.00             -0.26                       99.65%   $880

Apr-96             30.00             1.49                        101.41%  $888

May-96             31.00             1.38                        101.29%  $896

Jun-96             30.00             0.51                        100.43%  $896

Jul-96             31.00             -0.34                       99.57%   $889

Aug-96             31.00             1.45                        101.36%  $897

Sep-96             30.00             2.94                        102.86%  $919

Oct-96             31.00             -0.33                       99.58%   $912

Nov-96             30.00             1.06                        100.98%  $917

Dec-96             31.00             1.38                        101.29%  $925

Jan-97             31.00             1.36                        101.27%  $933

Feb-97             28.00             1.81                        101.73%  $945

Mar-97             31.00             -3.11                       96.81%   $911

Apr-97             30.00             1.56                        101.48%  $921

May-97             31.00             4.18                        104.09%  $955

Jun-97             30.00             1.80                        101.72%  $967

Jul-97             31.00             3.62                        103.53%  $997

Aug-97             31.00             0.85                        100.76%  $1,001

Sep-97             30.00             3.54                        103.45%  $1,031

Oct-97             31.00      1.00%  -0.89                       99.03%   $1,017

Nov-97             30.00      1.00%  0.75                        100.67%  $1,020

Dec-97             31.00      1.00%  1.13                        101.04%  $1,026

Jan-98             31.00      1.00%  2.28                        102.19%  $1,044

Feb-98             28.00      1.00%  0.76                        100.68%  $1,047

Mar-98             31.00      1.00%  2.09                        102.00%  $1,064

Apr-98             30.00      1.00%  0.39                        100.31%  $1,063

May-98             31.00      1.00%  -0.71                       99.21%   $1,050

Jun-98             30.00      1.00%  -0.08                       99.84%   $1,044

Jul-98             31.00      1.00%  0.55                        100.46%  $1,045

Aug-98             31.00      1.00%  -12.36                      87.57%   $911

Sep-98             30.00      1.00%  -0.99                       98.93%   $898

Oct-98             31.00      1.00%  -2.72                       97.20%   $869

Nov-98             30.00      1.00%  8.21                        108.12%  $936

Dec-98             31.00      1.00%  -0.60                       99.32%   $925

Jan-99             31.00      1.00%  2.95                        102.86%  $948

Feb-99             28.00      1.00%  -0.42                       99.50%   $940

Mar-99             31.00      1.00%  2.52                        102.43%  $959

Apr-99             30.00      1.00%  5.00                        104.91%  $1,002

May-99             31.00      1.00%  -2.69                       97.23%   $970

Jun-99             30.00      1.00%  0.53                        100.45%  $970

Jul-99             31.00      1.00%  -0.35                       99.56%   $962

Aug-99             31.00      1.00%  -1.69                       98.23%   $941

Sep-99             30.00      1.00%  -1.54                       98.38%   $922

Oct-99             31.00      1.00%  -0.46                       99.46%   $913

Nov-99             30.00      1.00%  2.12                        102.04%  $928

Dec-99             31.00      1.00%  2.26                        102.17%  $944





Listed in Order                                                  Max      1,064

to match MFPR                                                    Min      472


EQUITY-INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    EQUITY INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.18                        102.09%  $508

Dec-86             31.00             -3.00                       96.92%   $491

Jan-87             31.00             11.48                       111.38%  $544

Feb-87             28.00             2.33                        102.25%  $554

Mar-87             31.00             2.54                        102.45%  $566

Apr-87             30.00             -2.49                       97.43%   $549

May-87             31.00             0.62                        100.53%  $550

Jun-87             30.00             2.08                        102.00%  $558

Jul-87             31.00             3.81                        103.72%  $577

Aug-87             31.00             2.75                        102.66%  $590

Sep-87             30.00             -2.10                       97.82%   $574

Oct-87             31.00             -19.51                      80.42%   $460

Nov-87             30.00             -4.47                       95.45%   $437

Dec-87             31.00             5.11                        105.02%  $457

Jan-88             31.00             7.11                        107.02%  $488

Feb-88             29.00             4.96                        104.87%  $509

Mar-88             31.00             -1.74                       98.18%   $498

Apr-88             30.00             1.66                        101.57%  $504

May-88             31.00             1.34                        101.25%  $508

Jun-88             30.00             5.69                        105.60%  $534

Jul-88             31.00             -0.18                       99.73%   $531

Aug-88             31.00             -1.72                       98.19%   $519

Sep-88             30.00             2.97                        102.89%  $532

Oct-88             31.00             1.73                        101.64%  $538

Nov-88             30.00             -1.61                       98.31%   $527

Dec-88             31.00             0.91                        100.83%  $529

Jan-89             31.00             6.18                        106.09%  $559

Feb-89             28.00             -0.51                       99.41%   $554

Mar-89             31.00             2.17                        102.08%  $563

Apr-89             30.00             3.86                        103.77%  $582

May-89             31.00             2.97                        102.88%  $596

Jun-89             30.00             0.07                        99.99%   $594

Jul-89             31.00             5.83                        105.74%  $625

Aug-89             31.00             1.61                        101.52%  $632

Sep-89             30.00             -1.12                       98.79%   $622

Oct-89             31.00             -5.77                       94.15%   $583

Nov-89             30.00             0.57                        100.49%  $584

Dec-89             31.00             0.83                        100.75%  $585

Jan-90             31.00             -6.75                       93.17%   $543

Feb-90             28.00             0.59                        100.52%  $544

Mar-90             31.00             0.16                        100.08%  $542

Apr-90             30.00             -3.47                       96.45%   $521

May-90             31.00             6.62                        106.53%  $552

Jun-90             30.00             -1.00                       98.92%   $544

Jul-90             31.00             -2.45                       97.47%   $528

Aug-90             31.00             -7.99                       91.94%   $484

Sep-90             30.00             -7.76                       92.17%   $444

Oct-90             31.00             -2.55                       97.37%   $431

Nov-90             30.00             7.17                        107.08%  $459

Dec-90             31.00             2.33                        102.24%  $468

Jan-91             31.00             5.36                        105.27%  $490

Feb-91             28.00             6.89                        106.80%  $522

Mar-91             31.00             2.07                        101.99%  $530

Apr-91             30.00             0.47                        100.38%  $530

May-91             31.00             5.49                        105.40%  $556

Jun-91             30.00             -4.09                       95.83%   $531

Jul-91             31.00             5.67                        105.58%  $558

Aug-91             31.00             2.11                        102.02%  $567

Sep-91             30.00             -0.69                       99.23%   $560

Oct-91             31.00             1.67                        101.58%  $567

Nov-91             30.00             -4.31                       95.61%   $540

Dec-91             31.00             7.90                        107.81%  $579

Jan-92             31.00             1.35                        101.26%  $584

Feb-92             29.00             3.25                        103.16%  $601

Mar-92             31.00             -1.23                       98.69%   $590

Apr-92             30.00             3.13                        103.05%  $606

May-92             31.00             0.80                        100.71%  $608

Jun-92             30.00             -0.88                       99.04%   $599

Jul-92             31.00             3.06                        102.98%  $615

Aug-92             31.00             -2.19                       97.73%   $598

Sep-92             30.00             1.04                        100.95%  $601

Oct-92             31.00             1.20                        101.11%  $606

Nov-92             30.00             3.63                        103.54%  $625

Dec-92             31.00             2.82                        102.73%  $639

Jan-93             31.00             2.99                        102.90%  $655

Feb-93             28.00             2.25                        102.17%  $667

Mar-93             31.00             2.98                        102.89%  $683

Apr-93             30.00             -0.42                       99.50%   $677

May-93             31.00             1.81                        101.72%  $686

Jun-93             30.00             1.18                        101.10%  $690

Jul-93             31.00             1.36                        101.27%  $696

Aug-93             31.00             3.83                        103.74%  $719

Sep-93             30.00             -0.38                       99.54%   $713

Oct-93             31.00             0.91                        100.82%  $716

Nov-93             30.00             -1.75                       98.17%   $700

Dec-93             31.00             2.31                        102.22%  $713

Jan-94             31.00             4.40                        104.31%  $740

Feb-94             28.00             -2.58                       97.34%   $718

Mar-94             31.00             -4.18                       95.74%   $685

Apr-94             30.00             3.45                        103.36%  $705

May-94             31.00             0.95                        100.86%  $708

Jun-94             30.00             -0.62                       99.30%   $700

Jul-94             31.00             3.34                        103.25%  $720

Aug-94             31.00             5.15                        105.06%  $753

Sep-94             30.00             -1.64                       98.28%   $737

Oct-94             31.00             2.05                        101.96%  $749

Nov-94             30.00             -3.27                       96.65%   $721

Dec-94             31.00             0.33                        100.24%  $720

Jan-95             31.00             1.56                        101.47%  $727

Feb-95             28.00             3.81                        103.73%  $751

Mar-95             31.00             3.45                        103.36%  $773

Apr-95             30.00             2.78                        102.70%  $791

May-95             31.00             3.01                        102.92%  $811

Jun-95             30.00             1.44                        101.36%  $819

Jul-95             31.00             3.85                        103.76%  $846

Aug-95             31.00             1.25                        101.16%  $852

Sep-95             30.00             3.32                        103.23%  $876

Oct-95             31.00             -1.15                       98.77%   $862

Nov-95             30.00             4.32                        104.23%  $895

Dec-95             31.00             2.93                        102.84%  $916

Jan-96             31.00             2.91                        102.82%  $938

Feb-96             29.00             0.34                        100.26%  $937

Mar-96             31.00             1.05                        100.96%  $942

Apr-96             30.00             1.30                        101.22%  $950

May-96             31.00             1.08                        100.99%  $955

Jun-96             30.00             -0.92                       99.00%   $942

Jul-96             31.00             -4.88                       95.04%   $892

Aug-96             31.00             2.05                        101.96%  $905

Sep-96             30.00             4.28                        104.19%  $939

Oct-96             31.00             1.62                        101.53%  $950

Nov-96             30.00             6.69                        106.60%  $1,009

Dec-96             31.00             -1.64                       98.28%   $987

Jan-97             31.00             3.90                        103.81%  $1,020

Feb-97             28.00             1.11                        101.03%  $1,027

Mar-97             31.00             -3.72                       96.20%   $984

Apr-97             30.00             3.55                        103.46%  $1,014

May-97             31.00             6.20                        106.11%  $1,072

Jun-97             30.00             4.65                        104.56%  $1,116

Jul-97             31.00             7.30                        107.21%  $1,191

Aug-97             31.00             -4.69                       95.23%   $1,130

Sep-97             30.00             5.50                        105.41%  $1,186

Oct-97             31.00      1.00%  -3.66                       96.26%   $1,137

Nov-97             30.00      1.00%  3.66                        103.57%  $1,173

Dec-97             31.00      1.00%  2.15                        102.06%  $1,192

Jan-98             31.00      1.00%  -0.25                       99.66%   $1,183

Feb-98             28.00      1.00%  6.45                        106.37%  $1,254

Mar-98             31.00      1.00%  4.63                        104.54%  $1,306

Apr-98             30.00      1.00%  0.00                        99.92%   $1,299

May-98             31.00      1.00%  -1.62                       98.30%   $1,272

Jun-98             30.00      1.00%  1.12                        101.04%  $1,280

Jul-98             31.00      1.00%  -2.46                       97.46%   $1,242

Aug-98             31.00      1.00%  -15.27                      84.66%   $1,047

Sep-98             30.00      1.00%  5.87                        105.78%  $1,103

Oct-98             31.00      1.00%  7.40                        107.31%  $1,179

Nov-98             30.00      1.00%  4.23                        104.14%  $1,223

Dec-98             31.00      1.00%  3.12                        103.03%  $1,255

Jan-99             31.00      1.00%  -0.31                       99.60%   $1,245

Feb-99             28.00      1.00%  -1.22                       98.70%   $1,224

Mar-99             31.00      1.00%  3.65                        103.56%  $1,262

Apr-99             30.00      1.00%  8.87                        108.78%  $1,368

May-99             31.00      1.00%  -2.72                       97.20%   $1,324

Jun-99             30.00      1.00%  4.25                        104.16%  $1,374

Jul-99             31.00      1.00%  -3.01                       96.91%   $1,326

Aug-99             31.00      1.00%  -2.72                       97.20%   $1,283

Sep-99             30.00      1.00%  -3.27                       96.65%   $1,235

Oct-99             31.00      1.00%  3.66                        103.57%  $1,274

Nov-99             30.00      1.00%  -1.32                       98.60%   $1,251

Dec-99             31.00      1.00%  1.02                        100.93%  $1,258





Listed in Order                                                  Max      1,374

to match MFPR                                                    Min      431


INDEX 500 PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES. Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P
500. The graph below is based on a 5% benchmark Rate of Return and initial annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INDEX 500

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00             1.16                                 $500

Oct-92             31.00             0.22                        100.13%  $499

Nov-92             30.00             3.41                        103.32%  $513

Dec-92             31.00             1.26                        101.17%  $517

Jan-93             31.00             0.64                        100.55%  $518

Feb-93             28.00             1.32                        101.24%  $522

Mar-93             31.00             2.20                        102.11%  $531

Apr-93             30.00             -2.55                       97.37%   $515

May-93             31.00             2.60                        102.51%  $526

Jun-93             30.00             0.26                        100.18%  $525

Jul-93             31.00             -0.46                       99.46%   $520

Aug-93             31.00             3.79                        103.70%  $537

Sep-93             30.00             -0.81                       99.11%   $530

Oct-93             31.00             2.04                        101.95%  $538

Nov-93             30.00             -0.97                       98.95%   $530

Dec-93             31.00             1.20                        101.11%  $534

Jan-94             31.00             3.37                        103.28%  $549

Feb-94             28.00             -2.71                       97.22%   $532

Mar-94             31.00             -4.34                       95.58%   $506

Apr-94             30.00             1.20                        101.12%  $510

May-94             31.00             1.55                        101.46%  $515

Jun-94             30.00             -2.44                       97.48%   $500

Jul-94             31.00             3.30                        103.21%  $514

Aug-94             31.00             3.99                        103.90%  $532

Sep-94             30.00             -2.43                       97.49%   $516

Oct-94             31.00             2.22                        102.13%  $525

Nov-94             30.00             -3.63                       96.29%   $504

Dec-94             31.00             1.46                        101.37%  $508

Jan-95             31.00             2.65                        102.56%  $519

Feb-95             28.00             3.83                        103.75%  $537

Mar-95             31.00             2.92                        102.83%  $550

Apr-95             30.00             2.94                        102.86%  $563

May-95             31.00             3.93                        103.84%  $582

Jun-95             30.00             2.27                        102.19%  $593

Jul-95             31.00             3.34                        103.25%  $609

Aug-95             31.00             0.25                        100.16%  $608

Sep-95             30.00             4.18                        104.09%  $630

Oct-95             31.00             -0.34                       99.57%   $625

Nov-95             30.00             4.35                        104.26%  $649

Dec-95             31.00             1.83                        101.74%  $658

Jan-96             31.00             3.42                        103.33%  $677

Feb-96             29.00             0.93                        100.85%  $680

Mar-96             31.00             1.03                        100.94%  $683

Apr-96             30.00             1.40                        101.32%  $690

May-96             31.00             2.55                        102.46%  $704

Jun-96             30.00             0.43                        100.35%  $703

Jul-96             31.00             -4.43                       95.49%   $669

Aug-96             31.00             2.06                        101.97%  $679

Sep-96             30.00             5.59                        105.50%  $714

Oct-96             31.00             2.76                        102.67%  $730

Nov-96             30.00             7.50                        107.41%  $781

Dec-96             31.00             -1.97                       97.95%   $761

Jan-97             31.00             6.20                        106.11%  $805

Feb-97             28.00             0.75                        100.67%  $807

Mar-97             31.00             -4.16                       95.76%   $770

Apr-97             30.00             5.94                        105.85%  $811

May-97             31.00             6.08                        105.99%  $856

Jun-97             30.00             4.39                        104.30%  $890

Jul-97             31.00             7.95                        107.86%  $956

Aug-97             31.00             -5.60                       94.32%   $898

Sep-97             30.00             5.41                        105.32%  $942

Oct-97             31.00      1.00%  -3.31                       96.61%   $906

Nov-97             30.00      1.00%  4.52                        104.43%  $942

Dec-97             31.00      1.00%  1.68                        101.59%  $953

Jan-98             31.00      1.00%  1.08                        100.99%  $959

Feb-98             28.00      1.00%  7.10                        107.02%  $1,022

Mar-98             31.00      1.00%  5.06                        104.97%  $1,069

Apr-98             30.00      1.00%  0.99                        100.91%  $1,074

May-98             31.00      1.00%  -1.79                       98.13%   $1,049

Jun-98             30.00      1.00%  4.07                        103.98%  $1,087

Jul-98             31.00      1.00%  -1.09                       98.83%   $1,070

Aug-98             31.00      1.00%  -14.47                      85.46%   $910

Sep-98             30.00      1.00%  6.43                        106.34%  $964

Oct-98             31.00      1.00%  8.12                        108.03%  $1,037

Nov-98             30.00      1.00%  6.02                        105.93%  $1,094

Dec-98             31.00      1.00%  5.88                        105.79%  $1,153

Jan-99             31.00      1.00%  4.02                        103.93%  $1,193

Feb-99             28.00      1.00%  -3.15                       96.78%   $1,151

Mar-99             31.00      1.00%  4.02                        103.93%  $1,191

Apr-99             30.00      1.00%  3.81                        103.72%  $1,230

May-99             31.00      1.00%  -2.40                       97.52%   $1,195

Jun-99             30.00      1.00%  5.53                        105.44%  $1,255

Jul-99             31.00      1.00%  -3.12                       96.80%   $1,210

Aug-99             31.00      1.00%  -0.53                       99.39%   $1,197

Sep-99             30.00      1.00%  -2.77                       97.15%   $1,158

Oct-99             31.00      1.00%  6.29                        106.20%  $1,225

Nov-99             30.00      1.00%  2.00                        101.92%  $1,244

Dec-99             31.00      1.00%  5.88                        105.79%  $1,310





Listed in Order                                                  Max      1,310

to match MFPR                                                    Min      499


GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks    to
achieve capi    tal appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that
this strategy often leads to more    volatile investments than the
market as a whole.     The graph below is based on a 5% Benchmark Rate
of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.20                        102.12%  $509

Dec-86             31.00             -1.86                       98.06%   $497

Jan-87             31.00             10.67                       110.58%  $547

Feb-87             28.00             4.95                        104.87%  $571

Mar-87             31.00             1.63                        101.54%  $578

Apr-87             30.00             0.00                        99.92%   $575

May-87             31.00             0.68                        100.59%  $576

Jun-87             30.00             2.94                        102.86%  $590

Jul-87             31.00             4.00                        103.91%  $611

Aug-87             31.00             2.98                        102.89%  $626

Sep-87             30.00             -1.14                       98.78%   $616

Oct-87             31.00             -21.97                      77.96%   $478

Nov-87             30.00             -7.02                       92.90%   $442

Dec-87             31.00             10.31                       110.22%  $485

Jan-88             31.00             2.17                        102.08%  $493

Feb-88             29.00             8.11                        108.02%  $531

Mar-88             31.00             -0.89                       99.03%   $524

Apr-88             30.00             1.26                        101.18%  $528

May-88             31.00             -0.89                       99.03%   $520

Jun-88             30.00             5.03                        104.94%  $544

Jul-88             31.00             -0.51                       99.41%   $538

Aug-88             31.00             -2.41                       97.51%   $523

Sep-88             30.00             2.82                        102.74%  $535

Oct-88             31.00             0.26                        100.17%  $534

Nov-88             30.00             -0.94                       98.98%   $526

Dec-88             31.00             1.03                        100.94%  $529

Jan-89             31.00             7.17                        107.08%  $564

Feb-89             28.00             -2.07                       97.85%   $550

Mar-89             31.00             3.02                        102.93%  $564

Apr-89             30.00             5.29                        105.20%  $591

May-89             31.00             3.58                        103.49%  $609

Jun-89             30.00             -1.32                       98.60%   $598

Jul-89             31.00             8.94                        108.85%  $648

Aug-89             31.00             1.71                        101.62%  $656

Sep-89             30.00             0.87                        100.79%  $658

Oct-89             31.00             -2.80                       97.12%   $637

Nov-89             30.00             1.64                        101.56%  $644

Dec-89             31.00             2.36                        102.27%  $656

Jan-90             31.00             -5.80                       94.12%   $615

Feb-90             28.00             0.96                        100.88%  $618

Mar-90             31.00             1.22                        101.13%  $622

Apr-90             30.00             -2.91                       97.01%   $601

May-90             31.00             8.85                        108.76%  $651

Jun-90             30.00             2.08                        102.00%  $661

Jul-90             31.00             -1.58                       98.34%   $648

Aug-90             31.00             -10.30                      89.62%   $578

Sep-90             30.00             -10.29                      89.64%   $516

Oct-90             31.00             -3.57                       96.35%   $495

Nov-90             30.00             8.10                        108.01%  $533

Dec-90             31.00             2.95                        102.86%  $546

Jan-91             31.00             6.66                        106.57%  $579

Feb-91             28.00             7.46                        107.38%  $620

Mar-91             31.00             3.02                        102.93%  $635

Apr-91             30.00             -0.93                       98.99%   $626

May-91             31.00             5.91                        105.82%  $660

Jun-91             30.00             -7.42                       92.50%   $608

Jul-91             31.00             9.53                        109.44%  $663

Aug-91             31.00             4.44                        104.35%  $689

Sep-91             30.00             0.78                        100.70%  $691

Oct-91             31.00             3.09                        103.00%  $708

Nov-91             30.00             -5.71                       94.21%   $665

Dec-91             31.00             13.21                       113.11%  $749

Jan-92             31.00             6.10                        106.01%  $791

Feb-92             29.00             2.09                        102.01%  $803

Mar-92             31.00             -6.13                       93.79%   $750

Apr-92             30.00             -3.92                       96.00%   $717

May-92             31.00             -0.85                       99.07%   $708

Jun-92             30.00             -3.88                       96.04%   $677

Jul-92             31.00             3.86                        103.77%  $700

Aug-92             31.00             -2.75                       97.17%   $677

Sep-92             30.00             1.76                        101.68%  $686

Oct-92             31.00             3.87                        103.78%  $709

Nov-92             30.00             6.68                        106.59%  $752

Dec-92             31.00             3.08                        102.99%  $772

Jan-93             31.00             1.97                        101.88%  $783

Feb-93             28.00             -2.06                       97.86%   $763

Mar-93             31.00             3.99                        103.90%  $790

Apr-93             30.00             -1.05                       98.87%   $778

May-93             31.00             7.45                        107.36%  $831

Jun-93             30.00             1.03                        100.95%  $836

Jul-93             31.00             -0.28                       99.63%   $830

Aug-93             31.00             5.02                        104.93%  $867

Sep-93             30.00             1.86                        101.78%  $879

Oct-93             31.00             0.96                        100.87%  $883

Nov-93             30.00             -4.05                       95.87%   $843

Dec-93             31.00             3.54                        103.45%  $868

Jan-94             31.00             2.51                        102.42%  $886

Feb-94             28.00             -1.03                       98.89%   $873

Mar-94             31.00             -4.54                       95.38%   $829

Apr-94             30.00             0.62                        100.54%  $830

May-94             31.00             -2.32                       97.60%   $807

Jun-94             30.00             -5.08                       94.84%   $762

Jul-94             31.00             3.47                        103.38%  $785

Aug-94             31.00             5.67                        105.58%  $825

Sep-94             30.00             -1.21                       98.71%   $811

Oct-94             31.00             4.06                        103.97%  $840

Nov-94             30.00             -3.99                       95.93%   $802

Dec-94             31.00             2.55                        102.46%  $819

Jan-95             31.00             -1.89                       98.03%   $799

Feb-95             28.00             4.14                        104.06%  $828

Mar-95             31.00             3.63                        103.54%  $854

Apr-95             30.00             3.37                        103.28%  $879

May-95             31.00             3.90                        103.81%  $909

Jun-95             30.00             8.85                        108.76%  $984

Jul-95             31.00             9.89                        109.80%  $1,076

Aug-95             31.00             1.23                        101.14%  $1,084

Sep-95             30.00             2.59                        102.51%  $1,107

Oct-95             31.00             -1.02                       98.90%   $1,090

Nov-95             30.00             -0.07                       99.85%   $1,084

Dec-95             31.00             -3.12                       96.80%   $1,045

Jan-96             31.00             1.58                        101.49%  $1,056

Feb-96             29.00             3.35                        103.27%  $1,086

Mar-96             31.00             0.39                        100.30%  $1,085

Apr-96             30.00             3.91                        103.82%  $1,122

May-96             31.00             3.13                        103.04%  $1,151

Jun-96             30.00             -1.96                       97.96%   $1,123

Jul-96             31.00             -7.65                       92.27%   $1,032

Aug-96             31.00             2.99                        102.90%  $1,058

Sep-96             30.00             6.72                        106.63%  $1,124

Oct-96             31.00             -0.23                       99.68%   $1,115

Nov-96             30.00             5.55                        105.46%  $1,172

Dec-96             31.00             -3.08                       96.84%   $1,130

Jan-97             31.00             5.75                        105.66%  $1,189

Feb-97             28.00             -2.27                       97.65%   $1,157

Mar-97             31.00             -5.60                       94.32%   $1,086

Apr-97             30.00             4.81                        104.72%  $1,133

May-97             31.00             6.93                        106.84%  $1,206

Jun-97             30.00             4.11                        104.02%  $1,249

Jul-97             31.00             7.51                        107.42%  $1,336

Aug-97             31.00             -3.86                       96.06%   $1,278

Sep-97             30.00             5.80                        105.71%  $1,346

Oct-97             31.00      1.00%  -3.77                       96.15%   $1,289

Nov-97             30.00      1.00%  2.86                        102.78%  $1,319

Dec-97             31.00      1.00%  0.22                        100.13%  $1,315

Jan-98             31.00      1.00%  1.35                        101.26%  $1,327

Feb-98             28.00      1.00%  7.51                        107.43%  $1,420

Mar-98             31.00      1.00%  3.51                        103.42%  $1,462

Apr-98             30.00      1.00%  1.96                        101.88%  $1,484

May-98             31.00      1.00%  -2.57                       97.35%   $1,438

Jun-98             30.00      1.00%  6.33                        106.24%  $1,522

Jul-98             31.00      1.00%  2.04                        101.95%  $1,545

Aug-98             31.00      1.00%  -16.32                      83.61%   $1,287

Sep-98             30.00      1.00%  10.33                       110.24%  $1,413

Oct-98             31.00      1.00%  7.06                        106.97%  $1,505

Nov-98             30.00      1.00%  6.96                        106.87%  $1,602

Dec-98             31.00      1.00%  8.54                        108.45%  $1,730

Jan-99             31.00      1.00%  8.09                        108.00%  $1,861

Feb-99             28.00      1.00%  -4.91                       95.02%   $1,761

Mar-99             31.00      1.00%  5.57                        105.48%  $1,850

Apr-99             30.00      1.00%  0.35                        100.27%  $1,848

May-99             31.00      1.00%  -1.36                       98.56%   $1,814

Jun-99             30.00      1.00%  6.52                        106.43%  $1,923

Jul-99             31.00      1.00%  -1.36                       98.56%   $1,887

Aug-99             31.00      1.00%  0.55                        100.46%  $1,888

Sep-99             30.00      1.00%  -1.96                       97.96%   $1,842

Oct-99             31.00      1.00%  5.87                        105.78%  $1,940

Nov-99             30.00      1.00%  5.97                        105.88%  $2,046

Dec-99             31.00      1.00%  10.10                       110.01%  $2,242





Listed in Order                                                  Max      2,242

to match MFPR                                                    Min      442


OVERSEAS PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    OVERSEAS

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00                                                  $500

Feb-87             28.00             0.10                        100.02%  $498

Mar-87             31.00             4.50                        104.41%  $518

Apr-87             30.00             7.27                        107.18%  $553

May-87             31.00             -1.43                       98.49%   $542

Jun-87             30.00             -4.88                       95.04%   $513

Jul-87             31.00             -1.14                       98.77%   $505

Aug-87             31.00             8.85                        108.75%  $547

Sep-87             30.00             -2.21                       97.71%   $532

Oct-87             31.00             -20.87                      79.07%   $419

Nov-87             30.00             0.91                        100.83%  $421

Dec-87             31.00             7.04                        106.95%  $448

Jan-88             31.00             -3.42                       96.50%   $431

Feb-88             29.00             2.66                        102.58%  $440

Mar-88             31.00             4.53                        104.44%  $458

Apr-88             30.00             1.65                        101.57%  $463

May-88             31.00             -1.83                       98.09%   $452

Jun-88             30.00             -1.76                       98.16%   $442

Jul-88             31.00             -0.74                       99.18%   $437

Aug-88             31.00             -3.50                       96.42%   $419

Sep-88             30.00             4.29                        104.20%  $435

Oct-88             31.00             4.43                        104.34%  $452

Nov-88             30.00             1.82                        101.73%  $458

Dec-88             31.00             0.20                        100.11%  $457

Jan-89             31.00             2.97                        102.88%  $468

Feb-89             28.00             1.73                        101.65%  $474

Mar-89             31.00             -0.09                       99.82%   $471

Apr-89             30.00             2.95                        102.87%  $483

May-89             31.00             -3.70                       96.22%   $463

Jun-89             30.00             -0.38                       99.53%   $459

Jul-89             31.00             9.35                        109.26%  $499

Aug-89             31.00             -0.71                       99.21%   $493

Sep-89             30.00             6.22                        106.13%  $521

Oct-89             31.00             -5.43                       94.48%   $490

Nov-89             30.00             5.39                        105.31%  $514

Dec-89             31.00             6.29                        106.20%  $544

Jan-90             31.00             -1.34                       98.57%   $534

Feb-90             28.00             -2.33                       97.59%   $519

Mar-90             31.00             3.78                        103.69%  $536

Apr-90             30.00             0.55                        100.47%  $537

May-90             31.00             6.54                        106.44%  $569

Jun-90             30.00             2.22                        102.13%  $579

Jul-90             31.00             5.06                        104.97%  $605

Aug-90             31.00             -10.19                      89.74%   $541

Sep-90             30.00             -9.50                       90.42%   $487

Oct-90             31.00             9.31                        109.22%  $530

Nov-90             30.00             -3.10                       96.82%   $511

Dec-90             31.00             -0.72                       99.20%   $504

Jan-91             31.00             0.97                        100.88%  $507

Feb-91             28.00             3.37                        103.29%  $522

Mar-91             31.00             -2.92                       96.99%   $504

Apr-91             30.00             2.20                        102.11%  $512

May-91             31.00             0.24                        100.15%  $511

Jun-91             30.00             -5.48                       94.44%   $481

Jul-91             31.00             4.96                        104.87%  $502

Aug-91             31.00             0.32                        100.23%  $501

Sep-91             30.00             4.07                        103.99%  $519

Oct-91             31.00             0.69                        100.60%  $520

Nov-91             30.00             -3.58                       96.34%   $499

Dec-91             31.00             3.48                        103.39%  $514

Jan-92             31.00             1.22                        101.14%  $517

Feb-92             29.00             -2.08                       97.84%   $504

Mar-92             31.00             -2.03                       97.89%   $492

Apr-92             30.00             6.22                        106.13%  $520

May-92             31.00             4.35                        104.27%  $539

Jun-92             30.00             -1.87                       98.05%   $527

Jul-92             31.00             -6.38                       93.54%   $491

Aug-92             31.00             -0.86                       99.05%   $484

Sep-92             30.00             -4.03                       95.89%   $462

Oct-92             31.00             -6.83                       93.09%   $429

Nov-92             30.00             -0.53                       99.39%   $424

Dec-92             31.00             2.49                        102.40%  $433

Jan-93             31.00             2.86                        102.77%  $443

Feb-93             28.00             1.96                        101.88%  $450

Mar-93             31.00             6.94                        106.85%  $478

Apr-93             30.00             6.65                        106.56%  $508

May-93             31.00             2.15                        102.06%  $516

Jun-93             30.00             -2.47                       97.45%   $501

Jul-93             31.00             3.95                        103.86%  $518

Aug-93             31.00             5.44                        105.35%  $543

Sep-93             30.00             -0.48                       99.44%   $538

Oct-93             31.00             3.62                        103.53%  $555

Nov-93             30.00             -4.22                       95.70%   $529

Dec-93             31.00             6.61                        106.52%  $561

Jan-94             31.00             6.52                        106.43%  $595

Feb-94             28.00             -1.76                       98.16%   $582

Mar-94             31.00             -2.48                       97.44%   $564

Apr-94             30.00             3.31                        103.22%  $580

May-94             31.00             -1.23                       98.69%   $570

Jun-94             30.00             -1.06                       98.86%   $562

Jul-94             31.00             2.65                        102.56%  $574

Aug-94             31.00             1.17                        101.08%  $577

Sep-94             30.00             -2.61                       97.31%   $560

Oct-94             31.00             2.06                        101.97%  $568

Nov-94             30.00             -3.79                       96.13%   $544

Dec-94             31.00             -0.57                       99.35%   $538

Jan-95             31.00             -4.15                       95.77%   $513

Feb-95             28.00             0.26                        100.18%  $512

Mar-95             31.00             3.08                        102.99%  $526

Apr-95             30.00             2.86                        102.78%  $538

May-95             31.00             1.39                        101.30%  $543

Jun-95             30.00             0.81                        100.73%  $544

Jul-95             31.00             4.44                        104.35%  $566

Aug-95             31.00             -2.78                       97.14%   $547

Sep-95             30.00             1.46                        101.38%  $553

Oct-95             31.00             -1.98                       97.94%   $539

Nov-95             30.00             1.16                        101.08%  $543

Dec-95             31.00             2.96                        102.87%  $556

Jan-96             31.00             1.88                        101.79%  $564

Feb-96             29.00             0.22                        100.14%  $562

Mar-96             31.00             1.53                        101.44%  $568

Apr-96             30.00             2.78                        102.70%  $581

May-96             31.00             0.06                        99.97%   $578

Jun-96             30.00             0.73                        100.65%  $580

Jul-96             31.00             -2.96                       96.96%   $560

Aug-96             31.00             0.75                        100.66%  $561

Sep-96             30.00             2.92                        102.84%  $575

Oct-96             31.00             -1.00                       98.92%   $566

Nov-96             30.00             5.22                        105.13%  $593

Dec-96             31.00             0.53                        100.44%  $593

Jan-97             31.00             0.00                        99.91%   $590

Feb-97             28.00             2.32                        102.24%  $601

Mar-97             31.00             0.91                        100.82%  $603

Apr-97             30.00             0.84                        100.76%  $606

May-97             31.00             6.25                        106.16%  $640

Jun-97             30.00             5.25                        105.16%  $671

Jul-97             31.00             3.39                        103.30%  $690

Aug-97             31.00             -7.53                       92.39%   $635

Sep-97             30.00             7.36                        107.27%  $678

Oct-97             31.00      1.00%  -7.00                       92.92%   $628

Nov-97             30.00      1.00%  -0.47                       99.45%   $622

Dec-97             31.00      1.00%  0.84                        100.75%  $624

Jan-98             31.00      1.00%  3.28                        103.19%  $641

Feb-98             28.00      1.00%  5.63                        105.55%  $674

Mar-98             31.00      1.00%  4.54                        104.45%  $701

Apr-98             30.00      1.00%  2.81                        102.73%  $717

May-98             31.00      1.00%  -0.14                       99.77%   $713

Jun-98             30.00      1.00%  -0.96                       98.96%   $702

Jul-98             31.00      1.00%  0.78                        100.69%  $704

Aug-98             31.00      1.00%  -18.19                      81.74%   $573

Sep-98             30.00      1.00%  -0.12                       99.80%   $570

Oct-98             31.00      1.00%  9.13                        109.04%  $619

Nov-98             30.00      1.00%  5.88                        105.79%  $652

Dec-98             31.00      1.00%  2.19                        102.10%  $663

Jan-99             31.00      1.00%  1.45                        101.36%  $669

Feb-99             28.00      1.00%  -2.65                       97.27%   $649

Mar-99             31.00      1.00%  4.05                        103.96%  $672

Apr-99             30.00      1.00%  4.45                        104.36%  $698

May-99             31.00      1.00%  -4.60                       95.32%   $663

Jun-99             30.00      1.00%  5.58                        105.49%  $696

Jul-99             31.00      1.00%  2.84                        102.75%  $712

Aug-99             31.00      1.00%  1.45                        101.36%  $719

Sep-99             30.00      1.00%  1.34                        101.26%  $725

Oct-99             31.00      1.00%  4.09                        104.00%  $751

Nov-99             30.00      1.00%  7.34                        107.25%  $802

Dec-99             31.00      1.00%  11.68                       111.58%  $892





Listed in Order                                                  Max      892

to match MFPR                                                    Min      419


ASSET MANAGER: GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER:GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             1.50                        101.42%  $505

Mar-95             31.00             1.38                        101.29%  $510

Apr-95             30.00             2.62                        102.54%  $520

May-95             31.00             1.42                        101.33%  $525

Jun-95             30.00             4.01                        103.92%  $544

Jul-95             31.00             3.67                        103.58%  $561

Aug-95             31.00             4.49                        104.40%  $583

Sep-95             30.00             1.49                        101.41%  $589

Oct-95             31.00             -3.83                       96.09%   $564

Nov-95             30.00             1.78                        101.70%  $571

Dec-95             31.00             2.52                        102.43%  $582

Jan-96             31.00             2.38                        102.29%  $593

Feb-96             29.00             0.35                        100.27%  $592

Mar-96             31.00             1.80                        101.71%  $600

Apr-96             30.00             2.36                        102.28%  $611

May-96             31.00             1.56                        101.47%  $618

Jun-96             30.00             0.40                        100.32%  $617

Jul-96             31.00             -2.50                       97.42%   $599

Aug-96             31.00             0.74                        100.65%  $600

Sep-96             30.00             4.11                        104.02%  $622

Oct-96             31.00             2.92                        102.83%  $637

Nov-96             30.00             6.51                        106.42%  $675

Dec-96             31.00             -1.90                       98.02%   $659

Jan-97             31.00             4.27                        104.18%  $684

Feb-97             28.00             0.95                        100.87%  $687

Mar-97             31.00             -4.72                       95.20%   $651

Apr-97             30.00             4.19                        104.10%  $675

May-97             31.00             6.07                        105.98%  $713

Jun-97             30.00             2.97                        102.88%  $730

Jul-97             31.00             6.76                        106.67%  $776

Aug-97             31.00             -3.14                       96.78%   $748

Sep-97             30.00             3.69                        103.60%  $772

Oct-97             31.00      1.00%  -2.37                       97.55%   $750

Nov-97             30.00      1.00%  2.88                        102.80%  $767

Dec-97             31.00      1.00%  1.74                        101.65%  $777

Jan-98             31.00      1.00%  0.00                        99.91%   $773

Feb-98             28.00      1.00%  6.11                        106.03%  $817

Mar-98             31.00      1.00%  3.71                        103.62%  $843

Apr-98             30.00      1.00%  -0.31                       99.61%   $836

May-98             31.00      1.00%  -1.01                       98.91%   $823

Jun-98             30.00      1.00%  2.35                        102.27%  $839

Jul-98             31.00      1.00%  -0.87                       99.05%   $827

Aug-98             31.00      1.00%  -12.59                      87.34%   $719

Sep-98             30.00      1.00%  3.73                        103.64%  $743

Oct-98             31.00      1.00%  6.36                        106.27%  $786

Nov-98             30.00      1.00%  5.00                        104.91%  $821

Dec-98             31.00      1.00%  5.38                        105.29%  $861

Jan-99             31.00      1.00%  2.94                        102.85%  $882

Feb-99             28.00      1.00%  -2.59                       97.33%   $855

Mar-99             31.00      1.00%  1.00                        100.91%  $860

Apr-99             30.00      1.00%  2.97                        102.88%  $881

May-99             31.00      1.00%  -1.74                       98.18%   $861

Jun-99             30.00      1.00%  4.96                        104.87%  $900

Jul-99             31.00      1.00%  -2.04                       97.88%   $877

Aug-99             31.00      1.00%  -0.24                       99.67%   $870

Sep-99             30.00      1.00%  -2.03                       97.89%   $849

Oct-99             31.00      1.00%  4.08                        103.99%  $879

Nov-99             30.00      1.00%  1.76                        101.68%  $890

Dec-99             31.00      1.00%  5.69                        105.60%  $936





Listed in Order                                                  Max      936

to match MFPR                                                    Min      500


CONTRAFUND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks
lo   ng-te    rm capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    CONTRAFUND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             5.07                        104.99%  $523

Mar-95             31.00             5.01                        104.92%  $546

Apr-95             30.00             5.42                        105.33%  $573

May-95             31.00             2.18                        102.09%  $583

Jun-95             30.00             6.56                        106.47%  $618

Jul-95             31.00             7.85                        107.76%  $663

Aug-95             31.00             1.26                        101.17%  $668

Sep-95             30.00             2.20                        102.12%  $680

Oct-95             31.00             -2.08                       97.84%   $662

Nov-95             30.00             1.83                        101.75%  $671

Dec-95             31.00             0.44                        100.35%  $671

Jan-96             31.00             0.73                        100.64%  $672

Feb-96             29.00             0.36                        100.28%  $672

Mar-96             31.00             3.26                        103.17%  $690

Apr-96             30.00             3.30                        103.21%  $709

May-96             31.00             1.15                        101.06%  $714

Jun-96             30.00             -0.81                       99.11%   $705

Jul-96             31.00             -4.67                       95.25%   $668

Aug-96             31.00             3.83                        103.74%  $691

Sep-96             30.00             4.24                        104.15%  $716

Oct-96             31.00             3.08                        102.99%  $735

Nov-96             30.00             5.98                        105.89%  $775

Dec-96             31.00             -0.60                       99.32%   $766

Jan-97             31.00             3.86                        103.77%  $792

Feb-97             28.00             -2.78                       97.15%   $767

Mar-97             31.00             -2.59                       97.33%   $743

Apr-97             30.00             2.41                        102.33%  $757

May-97             31.00             6.18                        106.09%  $800

Jun-97             30.00             4.37                        104.28%  $831

Jul-97             31.00             8.59                        108.50%  $898

Aug-97             31.00             -2.82                       97.10%   $868

Sep-97             30.00             6.77                        106.68%  $922

Oct-97             31.00      1.00%  -3.02                       96.90%   $890

Nov-97             30.00      1.00%  -0.05                       99.87%   $885

Dec-97             31.00      1.00%  1.84                        101.75%  $897

Jan-98             31.00      1.00%  -0.10                       99.81%   $892

Feb-98             28.00      1.00%  7.27                        107.19%  $952

Mar-98             31.00      1.00%  4.86                        104.77%  $994

Apr-98             30.00      1.00%  0.95                        100.87%  $998

May-98             31.00      1.00%  -2.34                       97.58%   $970

Jun-98             30.00      1.00%  5.38                        105.29%  $1,017

Jul-98             31.00      1.00%  0.14                        100.05%  $1,014

Aug-98             31.00      1.00%  -14.97                      84.96%   $858

Sep-98             30.00      1.00%  5.83                        105.74%  $903

Oct-98             31.00      1.00%  3.29                        103.20%  $928

Nov-98             30.00      1.00%  6.66                        106.57%  $985

Dec-98             31.00      1.00%  12.16                       112.06%  $1,100

Jan-99             31.00      1.00%  5.73                        105.64%  $1,157

Feb-99             28.00      1.00%  -3.68                       96.25%   $1,109

Mar-99             31.00      1.00%  3.56                        103.47%  $1,143

Apr-99             30.00      1.00%  2.14                        102.06%  $1,162

May-99             31.00      1.00%  -2.02                       97.90%   $1,133

Jun-99             30.00      1.00%  5.41                        105.32%  $1,188

Jul-99             31.00      1.00%  -1.65                       98.27%   $1,163

Aug-99             31.00      1.00%  -2.92                       97.00%   $1,123

Sep-99             30.00      1.00%  -0.32                       99.60%   $1,114

Oct-99             31.00      1.00%  3.66                        103.57%  $1,149

Nov-99             30.00      1.00%  3.96                        103.87%  $1,189

Dec-99             31.00      1.00%  8.89                        108.80%  $1,288





Listed in Order                                                  Max      1,288

to match MFPR                                                    Min      500


GROWTH OPPORTUNITIES PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases, and adverse issuer, political, regulatory, market, or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH OPPORTUNITIES

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             3.08                        103.00%  $513

Mar-95             31.00             1.83                        101.74%  $520

Apr-95             30.00             3.50                        103.41%  $535

May-95             31.00             4.67                        104.58%  $558

Jun-95             30.00             3.06                        102.97%  $572

Jul-95             31.00             3.31                        103.22%  $588

Aug-95             31.00             0.66                        100.57%  $589

Sep-95             30.00             1.71                        101.63%  $596

Oct-95             31.00             0.72                        100.63%  $597

Nov-95             30.00             2.87                        102.79%  $612

Dec-95             31.00             2.57                        102.48%  $624

Jan-96             31.00             1.45                        101.36%  $630

Feb-96             29.00             -0.07                       99.85%   $627

Mar-96             31.00             -0.30                       99.61%   $622

Apr-96             30.00             1.60                        101.52%  $629

May-96             31.00             2.24                        102.15%  $639

Jun-96             30.00             0.80                        100.72%  $641

Jul-96             31.00             -2.90                       97.02%   $620

Aug-96             31.00             0.60                        100.51%  $620

Sep-96             30.00             4.83                        104.74%  $647

Oct-96             31.00             4.11                        104.02%  $670

Nov-96             30.00             7.56                        107.47%  $718

Dec-96             31.00             -2.53                       97.39%   $696

Jan-97             31.00             4.74                        104.65%  $725

Feb-97             28.00             0.95                        100.87%  $729

Mar-97             31.00             -5.10                       94.82%   $688

Apr-97             30.00             4.57                        104.48%  $716

May-97             31.00             6.49                        106.40%  $759

Jun-97             30.00             3.32                        103.23%  $780

Jul-97             31.00             7.71                        107.62%  $836

Aug-97             31.00             -3.80                       96.12%   $801

Sep-97             30.00             4.17                        104.08%  $830

Oct-97             31.00      1.00%  -2.00                       97.92%   $809

Nov-97             30.00      1.00%  3.53                        103.44%  $834

Dec-97             31.00      1.00%  2.77                        102.68%  $853

Jan-98             31.00      1.00%  0.42                        100.33%  $852

Feb-98             28.00      1.00%  6.25                        106.17%  $901

Mar-98             31.00      1.00%  3.11                        103.02%  $924

Apr-98             30.00      1.00%  -0.50                       99.42%   $915

May-98             31.00      1.00%  -0.70                       99.22%   $904

Jun-98             30.00      1.00%  2.40                        102.32%  $922

Jul-98             31.00      1.00%  0.34                        100.25%  $920

Aug-98             31.00      1.00%  -12.97                      86.96%   $797

Sep-98             30.00      1.00%  6.16                        106.07%  $842

Oct-98             31.00      1.00%  7.65                        107.56%  $902

Nov-98             30.00      1.00%  6.42                        106.33%  $955

Dec-98             31.00      1.00%  5.39                        105.30%  $1,002

Jan-99             31.00      1.00%  0.92                        100.83%  $1,006

Feb-99             28.00      1.00%  -4.71                       95.22%   $954

Mar-99             31.00      1.00%  2.53                        102.44%  $973

Apr-99             30.00      1.00%  4.16                        104.07%  $1,009

May-99             31.00      1.00%  -0.66                       99.26%   $997

Jun-99             30.00      1.00%  4.37                        104.28%  $1,036

Jul-99             31.00      1.00%  -2.33                       97.59%   $1,007

Aug-99             31.00      1.00%  -2.47                       97.45%   $977

Sep-99             30.00      1.00%  -3.42                       96.50%   $939

Oct-99             31.00      1.00%  3.86                        103.77%  $970

Nov-99             30.00      1.00%  0.13                        100.05%  $967

Dec-99             31.00      1.00%  2.34                        102.25%  $985





Listed in Order                                                  Max      1,036

to match MFPR                                                    Min      500


BALANCED PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    BALANCED

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             2.00                        101.92%  $508

Mar-95             31.00             0.69                        100.60%  $509

Apr-95             30.00             1.27                        101.19%  $513

May-95             31.00             2.12                        102.03%  $521

Jun-95             30.00             1.23                        101.15%  $525

Jul-95             31.00             1.30                        101.21%  $529

Aug-95             31.00             0.37                        100.28%  $528

Sep-95             30.00             0.92                        100.84%  $531

Oct-95             31.00             -1.18                       98.74%   $522

Nov-95             30.00             2.94                        102.86%  $534

Dec-95             31.00             1.62                        101.53%  $540

Jan-96             31.00             0.72                        100.63%  $542

Feb-96             29.00             -1.34                       98.58%   $532

Mar-96             31.00             -0.81                       99.11%   $525

Apr-96             30.00             0.27                        100.19%  $524

May-96             31.00             1.09                        101.00%  $527

Jun-96             30.00             0.63                        100.55%  $528

Jul-96             31.00             -1.97                       97.95%   $515

Aug-96             31.00             0.64                        100.55%  $515

Sep-96             30.00             4.26                        104.17%  $535

Oct-96             31.00             2.70                        102.61%  $546

Nov-96             30.00             5.25                        105.16%  $572

Dec-96             31.00             -1.61                       98.31%   $560

Jan-97             31.00             3.19                        103.10%  $575

Feb-97             28.00             1.68                        101.60%  $582

Mar-97             31.00             -2.80                       97.12%   $563

Apr-97             30.00             3.78                        103.69%  $582

May-97             31.00             3.96                        103.87%  $602

Jun-97             30.00             3.66                        103.57%  $621

Jul-97             31.00             5.58                        105.49%  $652

Aug-97             31.00             -4.66                       95.26%   $619

Sep-97             30.00             4.01                        103.92%  $640

Oct-97             31.00      1.00%  -2.11                       97.81%   $624

Nov-97             30.00      1.00%  2.44                        102.36%  $636

Dec-97             31.00      1.00%  2.03                        101.94%  $645

Jan-98             31.00      1.00%  1.10                        101.01%  $649

Feb-98             28.00      1.00%  3.72                        103.64%  $670

Mar-98             31.00      1.00%  3.76                        103.67%  $692

Apr-98             30.00      1.00%  0.81                        100.73%  $694

May-98             31.00      1.00%  0.00                        99.91%   $691

Jun-98             30.00      1.00%  2.26                        102.18%  $703

Jul-98             31.00      1.00%  -0.07                       99.84%   $699

Aug-98             31.00      1.00%  -10.81                      89.11%   $620

Sep-98             30.00      1.00%  5.70                        105.61%  $653

Oct-98             31.00      1.00%  3.66                        103.57%  $673

Nov-98             30.00      1.00%  3.73                        103.64%  $695

Dec-98             31.00      1.00%  3.53                        103.44%  $716

Jan-99             31.00      1.00%  1.12                        101.03%  $720

Feb-99             28.00      1.00%  -1.78                       98.14%   $704

Mar-99             31.00      1.00%  2.50                        102.41%  $718

Apr-99             30.00      1.00%  3.21                        103.12%  $738

May-99             31.00      1.00%  -2.24                       97.68%   $718

Jun-99             30.00      1.00%  2.10                        102.02%  $729

Jul-99             31.00      1.00%  -2.43                       97.49%   $708

Aug-99             31.00      1.00%  -1.08                       98.84%   $697

Sep-99             30.00      1.00%  -1.87                       98.05%   $680

Oct-99             31.00      1.00%  2.83                        102.74%  $696

Nov-99             30.00      1.00%  0.00                        99.92%   $693

Dec-99             31.00      1.00%  2.30                        102.21%  $705





Listed in Order                                                  Max      738

to match MFPR                                                    Min      500


GROWTH & INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH & INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00                                                  $500

Jan-97             31.00             2.50                        102.41%  $510

Feb-97             28.00             0.20                        100.12%  $509

Mar-97             31.00             -4.38                       95.54%   $484

Apr-97             30.00             5.40                        105.31%  $508

May-97             31.00             5.60                        105.51%  $533

Jun-97             30.00             5.12                        105.03%  $558

Jul-97             31.00             8.09                        108.00%  $600

Aug-97             31.00             -5.07                       94.85%   $567

Sep-97             30.00             5.26                        105.17%  $594

Oct-97             31.00      1.00%  -2.82                       97.10%   $574

Nov-97             30.00      1.00%  4.48                        104.39%  $597

Dec-97             31.00      1.00%  2.22                        102.13%  $607

Jan-98             31.00      1.00%  0.56                        100.47%  $608

Feb-98             28.00      1.00%  6.85                        106.77%  $646

Mar-98             31.00      1.00%  5.08                        104.99%  $676

Apr-98             30.00      1.00%  0.00                        99.92%   $672

May-98             31.00      1.00%  -1.49                       98.43%   $659

Jun-98             30.00      1.00%  5.12                        105.03%  $690

Jul-98             31.00      1.00%  -0.69                       99.23%   $681

Aug-98             31.00      1.00%  -14.17                      85.76%   $582

Sep-98             30.00      1.00%  7.49                        107.40%  $622

Oct-98             31.00      1.00%  7.79                        107.70%  $668

Nov-98             30.00      1.00%  6.39                        106.30%  $707

Dec-98             31.00      1.00%  5.49                        105.40%  $742

Jan-99             31.00      1.00%  2.23                        102.14%  $755

Feb-99             28.00      1.00%  -1.92                       98.00%   $737

Mar-99             31.00      1.00%  3.15                        103.06%  $756

Apr-99             30.00      1.00%  2.81                        102.73%  $774

May-99             31.00      1.00%  -2.85                       97.07%   $748

Jun-99             30.00      1.00%  4.46                        104.37%  $778

Jul-99             31.00      1.00%  -3.51                       96.41%   $747

Aug-99             31.00      1.00%  -1.33                       98.59%   $733

Sep-99             30.00      1.00%  -1.78                       98.14%   $716

Oct-99             31.00      1.00%  5.26                        105.17%  $750

Nov-99             30.00      1.00%  0.59                        100.51%  $751

Dec-99             31.00      1.00%  2.25                        102.16%  $764





Listed in Order                                                  Max      778

to match MFPR                                                    Min      484


       MID CAP PORTFOLIO        OF VARIABLE INSURANCE PRODUCTS FUND
III    seeks long-term growth of capital.

       PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap
400).

   (small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" or "value" stocks or both.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

       INVESTOR PROFILE.    The fund may be appropriate for investors
seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MID CAP

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00

Jan-97             31.00

Feb-97             28.00

Mar-97             31.00

Apr-97             30.00

May-97             31.00

Jun-97             30.00

Jul-97             31.00

Aug-97             31.00

Sep-97             30.00

Oct-97             31.00      1.00%

Nov-97             30.00      1.00%

Dec-97             31.00      1.00%

Jan-98             31.00      1.00%

Feb-98             28.00      1.00%

Mar-98             31.00      1.00%

Apr-98             30.00      1.00%

May-98             31.00      1.00%

Jun-98             30.00      1.00%

Jul-98             31.00      1.00%

Aug-98             31.00      1.00%

Sep-98             30.00      1.00%

Oct-98             31.00      1.00%

Nov-98             30.00      1.00%

Dec-98             31.00      1.00%  3.10                                 $500

Jan-99             31.00      1.00%  2.04                        101.95%  $508

Feb-99             28.00      1.00%  -5.42                       94.51%   $478

Mar-99             31.00      1.00%  4.92                        104.83%  $499

Apr-99             30.00      1.00%  6.90                        106.81%  $531

May-99             31.00      1.00%  -0.99                       98.93%   $523

Jun-99             30.00      1.00%  6.61                        106.52%  $555

Jul-99             31.00      1.00%  -0.17                       99.74%   $551

Aug-99             31.00      1.00%  0.77                        100.68%  $553

Sep-99             30.00      1.00%  -1.86                       98.06%   $540

Oct-99             31.00      1.00%  6.53                        106.44%  $572

Nov-99             30.00      1.00%  6.78                        106.69%  $608

Dec-99             31.00      1.00%  16.15                       116.05%  $703





Listed in Order                                                  Max      703

to match MFPR                                                    Min      478


MORGAN STANLEY    ASSET     MANAGEMENT

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(small solid bullet) APPROACH. Morgan Stanley    Asset     Management
seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using
macroeconomic and fundamental analysis,    Morgan     Stanley Asset
Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

(small solid bullet) PROCESS. Morgan Stanley    Asset     Management's
global allocation team analyzes the global economic environment and
its impact on emerging markets. Morgan Stanley    As    set Management
focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting
securities, Morgan Stanley Asset    Management     first examines
yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject
to any minimum credit rating standard.    Morgan     Stanley Asset
Management may   ,     when or if available, use hedging strategies,
including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers in emerging market countries.

(small solid bullet) APPROACH. Mor   gan Stanley Asset Management
seeks to maximize returns by investing in growth-oriented equity
securities in emerging markets. Mor    gan Stanley Asset Management's
investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and
managements with a    strong     shareholder value orientation.

(small solid bullet) PROCESS. Morgan Stanley Asset    Management's
    global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor
sentiment.    Morgan     Stanley Asset Management invests within
countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To
manage risk,    Morgan     Stanley Asset Management emphasizes
thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of issuers
throughout the world, including U.S. issuers   .

(small solid bullet)        APPROACH.    Morgan Stanley Asset
Management seeks to maintain a diversified portfolio of global equity
securities based on individual stock selection. Morgan Stan    ley
Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

(small solid bullet) PROCESS. Morgan Stanley    Asset Management
selects securities for investment from a universe of eligible issuers
consisting of approximately 3,200 companies in the Mor    gan Stanley
Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley
Asset    Management     considers value criteria with an emphasis on
cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to
in-depth fundamental analysis. Morgan    Stanley     Asset Management
conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

(small solid bullet) APPROACH. Morgan Stanley A   sset Management
seeks to achieve superior long-term returns by creating a diversified
portfolio of undervalued international equity securities.     To
achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

(small solid bullet) PROCESS. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset
   Management's     Asset Allocation Committee, which is made up of
several of the Morgan Stanley Asset    Management's     most senior
investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional
specialists analyze each company's    finances, products, and
management, typically meeting with each company's management, before a
stock is purchased for the Portfolio.     The Portfolio invests
primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser")
opinion, have strong business    momentum    , earnings growth and
capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have
strong    business     momentum, earnings growth and capital
appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

SELECT VALUE PORTFOLIO (PREVIOUSLY CALLED LARGE CAP VALUE PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no
   more     than 30 large capitalization companies that, in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios.

(small solid bullet) The value securities in the Portfolio are
primarily common stocks,    but     may also include other equity
securities such as warrants and rights to purchase common stocks and
convertible securities.    The Portfolio holds a limited number of
stocks and the impact of the change in value (positive or negative) of
a single holding may be magn    ified.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

(small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

(small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio, a non-   diversified
    Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet)    Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% of more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

(small solid bullet)    The Portfolio offers investors significant
growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments.

(small solid bullet)    The Portfolio's holdings may range from
smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

(small solid bullet)    The Portfolio is non-diversified, which means
it its performance is dependent on the securities of a smaller number
of companies. As a result, the impact of a     change in value
(positive or negative) of a single holding may be magnified.

(small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

MID CAP GROWTH FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in mid-size companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development, and marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting a majority of their business outside the United States.

(small solid bullet) The Portfolio i   nten    ds to invest
substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to    diversify     across
securities of issues located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in accounting methods.

GLOBAL POST-VENTURE CAPITAL PORTFOLIO (   PREVIOUSLY     CALLED
POST-VENTURE CAPITAL PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet)    The     Portfolio seeks long-term growth of
capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. and
   foreign     companies considered to be in their post-venture
capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) The    Portfolio     will invest in three
countries, including the U.S.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet) A portion of the Portfolio's assets may be invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and
special-situation companies. I   n addition to risks associated with
equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in
accounting methods. The Portfolio employs     aggressive strategies
and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As
of    December 31, 1999    , the Russell 2000 Index included companies
with market capitalizations between $17.8 million and $1.3 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or
services with a high unit-volume growth        rate.

(small solid bullet) The Portfolio may also invest in securities of emerging-growth companies, which can be either small- or
   medium    -sized companies that have passed their start up phase
and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

(small solid bullet) The Portfolio is non-diversified and may invest a greater portion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up, and special-situation companies. The Portfolio may be subject to volatility resulting from its non-diversified status.

FUNDS' AVAILABILITY TO SEPARATE ACCOUNTS

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see RESOLVING
MATERIAL CONFLICTS on page        .

THE INVESTMENT ADVISERS

FIDELITY

The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers
Act of 1940. Fidelity Management & Research Company (   FMR    ) is
the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As o   f February 29, 2000, FMR managed over $829
billion in assets    . The portfolios of the Fidelity Funds, as part
of their operating expenses, pay an investment management fee to
   FMR    . These fees are part of the Fidelity Funds' expenses. See the prospectuses for the Fidelity Funds for discussions of the
Fidelity Funds' expenses. Fidelity Investments Money Managemen   t,
Inc., a subsidiary of FMR, chooses certain investments for some of the Fidelity Funds. Beginning January 1, 2001, FMR Co., Inc., a
su    bsidiary of FMR, will also choose certain investments for the
   Fidelity     Funds. Foreign affiliates of FMR may help choose
investments for some of the Fidelity Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation. BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

MORGAN STANLEY    ASSET     MANAGEMENT

   On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
Stanley Asset Management. The investment Adviser for T    he Universal
Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities,
asset management and credit services. Morgan    Stanley     Asset
Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as to employee benefit plans, endowment funds, foundations and other
institutional investors. Morgan Stanley    Asset     Management's
principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The
principal business address of the Adviser is 825    Duportail
    Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825
   Duportail     Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Trust is    Credit
Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $72 billion in the U.S. and $203 billion globally.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained
approval.    Two     types of Contracts are available. You may
purchase: (1) a NON-QUALIFIED CONTRACT using money from any source;
   and     (2) a QUALIFIED CONTRACT with money rolled over from a
qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA.

(small solid bullet) The minimum Purchase Payment for a Contract is generally $25,000.

(small solid bullet) You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity, or IRA.

(small solid bullet) You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

(small solid bullet) However, if you purchase the Contract as a Qualified Contract (IRA), you must be the sole Owner of the Contract.

(small solid bullet) Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old.

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENT

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two valuation periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not
furnish the information within five    business     days of the time
we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30    calendar     days
after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period.

For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return a Contract more than ten    calendar     days after you
receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

We will also make an adjustment for the amount of any annuity income
we paid before we received the Contract.    If your free look period
ends on a non-business day, the next business day will be used.
ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR
A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be
allocated to each Investment Option you select. If your    future
payment allocation     instructions are incomplete    (e.g. unclear or
percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity.

   TRADING     AMONG INVESTMENT OPTIONS

You may currently exchange amounts among    the     Investment Options
as often as you wish without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI reserves the right to limit the number of exchanges permitted, but not to fewer than six per calendar year.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing
or telephoning the Annuity Service Center    or     on our Internet
website.

(small solid bullet) TRA   DING     BY TELEPHONE OR INTERNET

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to eighteen telephone/Internet exchanges per calendar year. Multiple exchanges among the Investment Options in a single trading day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. We will not accept exchange requests
via fax    or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation
statements immediately after you receive them    and notify the
Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF EXCHANGES AMONG INVESTMENT
OPTIONS

When you exchange among Investment Options, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Investment Option you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Investment Option until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Investment Option you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Investment Option you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Investment Option you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

(small solid bullet) IMPORTANT

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment
Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page .

ANNUITY INCOME DATES

We    calculate the amount of your     annuity income    on     each
Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Certain free look requests must include a signature guarantee if any of the following situations apply.

1. The requested amount is more than $   100    ,000.

2. In    any     circumstances where we deem it necessary for your
protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity
Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose ALL FIXED ANNUITY INCOME, ALL VARIABLE ANNUITY INCOME, or a COMBINATION OF THE TWO.

(small solid bullet) FIXED ANNUITY INCOME. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

(small solid bullet) VARIABLE ANNUITY INCOME. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

(small solid bullet) COMBINATION OF FIXED AND VARIABLE ANNUITY INCOME. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65
year old male; and (   e    ) the selected Portfolios earn a constant
10% gross investment return before fees and expenses (equal to a
7.   90    % annualized Total Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.


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FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                                Current Expenses:  0.92%

Male, Age 65, Life w/ 10 years                                                                          Updated 2/23/98



                                5%                 Benchmark                 3.5%            Benchmark

                                First Payment:     $653.03                   First Payment:  $566.73





                                Net Returns                                  Net Returns

Year                            -1.91%             5.00%      7.90%    Year  -1.91%          3.50%      7.90%

1                               $651               $654       $656     1     $565            $568       $570

2                               $608               $654       $674     2     $535            $568       $594

3                               $568               $654       $693     3     $507            $568       $619

4                               $530               $654       $712     4     $481            $568       $645

5                               $495               $654       $731     5     $456            $568       $673

6                               $463               $654       $752     6     $432            $568       $701

7                               $432               $654       $772     7     $409            $568       $731

8                               $404               $654       $794     8     $388            $568       $762

9                               $377               $654       $816     9     $368            $568       $795

10                              $353               $654       $838     10    $348            $568       $828

11                              $329               $654       $861     11    $330            $568       $864

12                              $308               $654       $885     12    $313            $568       $900

13                              $287               $654       $909     13    $297            $568       $939

14                              $268               $654       $935     14    $281            $568       $979

15                              $251               $654       $960     15    $266            $568       $1,020

16                              $234               $654       $987     16    $252            $568       $1,064

17                              $219               $654       $1,014   17    $239            $568       $1,109

18                              $204               $654       $1,042   18    $227            $568       $1,156

19                              $191               $654       $1,071   19    $215            $568       $1,205

20                              $178               $654       $1,101   20    $204            $568       $1,256


TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

(small solid bullet) ANNUITY INCOME TO BENEFICIARY. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

(small solid bullet) LUMP SUM PAYMENT. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

You should verify the accuracy of your transaction confirmations and
monthly statements immediately after you receive them and    notify
the Annuity Service Center     promptly of any discrepancies as we
will not be responsible for resul   ting losses due to unit value
changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "EXCLUSION
AMOUNT."

In the case of a VARIABLE ANNUITY INCOME distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of FIXED ANNUITY INCOME distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts the investment in the Contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS

The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA.

If the Contract is used as a Qualified Contract you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "ADEQUATELY DIVERSIFIED." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income.

Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

(small solid bullet) IMPORTANT. This discussion of the Tax
Considerations assumes that the Contract will be treated as an annuity
cont   r    act for Federal income tax purposes and that EFILI will be treated as the owner of the Variable Account assets.

EFILI'S TAX STATUS

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS

The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

YOU SHOULD ALSO BE AWARE OF THE FOLLOWING IMPORTANT PROVISIONS OF YOUR
CONTRACT.

1. OWNER(S). Before a Contract is issued, the Owner(s)    also has
(have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of
funds, including the    Fidelity     Funds. The principal business
address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment Adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

PERFORMANCE

Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants, and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Investment Options may also advertise YIELD. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

(small solid bullet) The MONEY MARKET INVESTMENT OPTION may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND and the HIGH INCOME INVESTMENT OPTIONS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

We have prepared the following tables to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
-1.9   1    %, the Benchmark Rate of Return, and 9.8   6    %. These
are hypothetical rates of return and, of course, EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return, and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed
to be at an annual rate of    0    .9   2    % of their average daily
net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

INCOME ADVANTAGE ILLUSTRATION

ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/2000

DATE OF BIRTH:                 1/1/35    FIRST ANNUITY INCOME DATE:    4/1/2000

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%


The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.91%   3.50%                         9.86%

Apr. 1, 2000         65   $ 585    $ 588                         $ 591

Apr. 1, 2001         66   $ 554    $ 588                         $ 627

Apr. 1, 2002         67   $ 525    $ 588                         $ 666

Apr. 1, 2003         68   $ 498    $ 588                         $ 706

Apr. 1, 2004         69   $ 472    $ 588                         $ 750

Apr. 1, 2009         74   $ 361    $ 588                         $ 1,010

Apr. 1, 2014         79   $ 276    $ 588                         $ 1,361

Apr. 1, 2019         84   $ 211    $ 588                         $ 1,834

(1) The corresponding returns before annuity and investment expense s
are: 0%, 5.5   2    %, and 12.00%

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   829.20    .

FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                           Current Expenses:  0.92%      3/17/00

Male, Age 65, Life Only



                           3.5%               Benchmark

                           First Payment:     $586.89





                           Net Returns

Year                       -1.91%             3.50%      9.86%

1                          $585               $588       $591

2                          $554               $588       $627

3                          $525               $588       $666

4                          $498               $588       $706

5                          $472               $588       $750

6                          $447               $588       $796

7                          $424               $588       $845

8                          $402               $588       $897

9                          $381               $588       $952

10                         $361               $588       $1,010

11                         $342               $588       $1,072

12                         $324               $588       $1,138

13                         $307               $588       $1,208

14                         $291               $588       $1,283

15                         $276               $588       $1,361

16                         $261               $588       $1,445

17                         $248               $588       $1,534

18                         $235               $588       $1,628

19                         $223               $588       $1,728

20                         $211               $588       $1,834

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

INCOME ADVANTAGE ILLUSTRATION


ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/2000

DATE OF BIRTH:                 1/1/35    FIRST ANNUITY INCOME DATE:    4/1/2000

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%



The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.91%   5.00%                         9.86%

Apr. 1, 2000         65   $ 675    $ 679                         $ 681

Apr. 1, 2001         66   $ 630    $ 679                         $ 713

Apr. 1, 2002         67   $ 589    $ 679                         $ 746

Apr. 1, 2003         68   $ 550    $ 679                         $ 780

Apr. 1, 2004         69   $ 514    $ 679                         $ 816

Apr. 1, 2009         74   $ 366    $ 679                         $ 1,024

Apr. 1, 2014         79   $ 260    $ 679                         $ 1,284

Apr. 1, 2019         84   $ 185    $ 679                         $ 1,610


(1) The corresponding returns before annuity and investment expenses are: 0%, 7.05%, and 12.00%

IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $   829.20    .

FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                           Current Expenses:  0.92%      3/17/00

Male, Age 65, Life Only



                           5%                 Benchmark

                           First Payment:     $677.33





                           Net Returns

Year                       -1.91%             5.00%      9.86%

1                          $675               $679       $681

2                          $630               $679       $713

3                          $589               $679       $746

4                          $550               $679       $780

5                          $514               $679       $816

6                          $480               $679       $854

7                          $448               $679       $894

8                          $419               $679       $935

9                          $391               $679       $978

10                         $366               $679       $1,024

11                         $342               $679       $1,071

12                         $319               $679       $1,121

13                         $298               $679       $1,173

14                         $278               $679       $1,227

15                         $260               $679       $1,284

16                         $243               $679       $1,343

17                         $227               $679       $1,405

18                         $212               $679       $1,470

19                         $198               $679       $1,538

20                         $185               $679       $1,610

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements

General Information

Performance

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements

   Investment Company Act of 1940 File No. 811-06388

THIS PAGE INTENTIONALLY LEFT BLANK

   EFIA-pro-0400
1.700400.10    2

INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.

 You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS

6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for Federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any, will be distributed as follows:

 (a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

 (b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

  (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

  (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

15. Distributions are taxed generally as ordinary income under Federal income tax laws.

16. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

17. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

18. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

FINANCIAL INFORMATION

19. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

20. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) ADMINISTRATIVE CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) MORTALITY AND EXPENSE RISK CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) PORTFOLIO EXPENSES

 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PROSPECTUS

INCOME ADVANTAGE

INTRODUCTION

This prospectus describes a single premium variable income
   a    nnuity contract (the "Contract") offered by Empire Fidelity
Investments Life Insurance Company ("EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are    two     types of Contracts. You may purchase:

(1) a "NON-QUALIFIED CONTRACT" with money from any source; a   nd

(2) a "QUALIFIED CONTRACT" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs.

The Con tract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income.
Or, i   f you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase
Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a NON-QUALIFIED CONTRACT, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For QUALIFIED CONTRACTS the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page 150.

INVESTMENT OPTIONS

You allocate your Purchase Payment between FIXED and VARIABLE ANNUITY INCOME. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

If you allocate all or a portion to variable annuity income, you may
choose one or more of twenty-eight    available Subaccounts     of the
Empire Fidelity Investments Variable Annuity Account A (the "Variable
Account"). Amounts allocated to the    Subaccounts     will result in
annuity income that varies in amount according to the investment
results of the    Subaccounts    . The v   ariable Subaccounts
invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR") manages the Fidelity Funds.

The variable Subaccounts also invest in mutual fund portfolios managed
by MORGAN STANLEY ASSET MANAGEMENT ("   MORGAN STANLEY    "), PILGRIM
BAXTER & ASSOCIATES, LTD. OR PILGRIM BAXTER VALUE INVESTORS, INC.
("PBHG"), STRONG CAP   ITAL MANAGEMENT, INC. ("STRONG") and     CREDIT
SUISSE ASSET MANAGEMENT, LLC    for the WARBURG PINCUS TRUST
PORTFOLIOS ("WAR    BURG PINCUS") ("Other Funds").

All mutual fund portfolios available in this prospectus are
collectively known as the "Funds."    We may add additional
Subaccounts and portfolios in the future.

LEGAL INFORMATION

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2000. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 164.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE
INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally   1-800-544-2442

Date: April 30, 2000

PROSPECTUS CONTENTS



GLOSSARY                        4

Summary of the Contract         6

FACTS ABOUT EFILI, THE
VARIABLE ACCOUNT AND THE FUNDS

EFILI                           9

The Variable Account            9

The Funds                       10

FACTS ABOUT THE CONTRACT

Purchase of a Contract          143

Free Look Privilege             143

Investment Allocation of Your   143
Purchase Payment

Trading Among Variable          143
Subaccounts

Charges                         144

Annuity Income Dates            144

Signature Guarantee             144

Death Benefit                   144

Fixed, Variable or              144
Combination Annuity Income

Benchmark Rate of Return        145

Types of Annuity Income         147
Options

Guarantee Period                147

Withdrawal Provisions           147

Reports                         149

MORE ABOUT THE CONTRACT

Tax Considerations              149

Other Contract Provisions       151

Selling the Contracts           151

Postponement of Benefits        151

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options   152

Total Return for a Subaccount   152

Voting Rights                   152

Resolving Material Conflicts    152

Performance                     152

Litigation                      152

Appendix - Illustrations of     153
Values

Table of Contents of the        163
Statement of Additional
Information



GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the
Contract    and the following description assumes you make no
withdrawals.

   The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.

       GUARANTEE PERIOD -    The minimum period of time that income is
guaranteed to you or your heirs. If the Annuitant(s) die prior to the end of the Guarantee Period, your beneficiary will continue to receive income for the remainder of the Guarantee Period (or can choose a commuted value as a lump sum benefit). Guarantee Periods available range from 5 - 45 years.

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual
Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.

NET INVESTMENT FACTOR - An i   ndex used to measure the investment
performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.

SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds
available in th   e Contract.

     TOTAL RETURN -    Used to measure the investment performance of
an Investment Option, after all expenses.

   TRADING AMONG VARIABLE SUBACCOUNTS - Transfers of amounts among the investment options.

VALUATION PERIOD - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

       WITHDRAWAL (LIQUIDITY) PERIOD -    Period of time you can take
money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made five or more years after your first income annuity date. Withdrawals are only available for allocations to variable annuity income.

       WITHDRAWAL VALUE -    The total amount you can take out of your
annuity during the Withdrawal Period is known as your Withdrawal
Value. The Withdrawal Value is only available for allocations to variable annuity income.
YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

PURPOSE

   This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified
Contract, you may choose a Withdrawal option. See     TYPES OF ANNUITY
INCOME OPTIONS on page 148 and ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS on page 148. You may choose annuity income that is ENTIRELY FIXED, ENTIRELY VARIABLE, or a COMBINATION OF FIXED AND VARIABLE. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page 145.

ANNUITY INCOME

   We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We
guarantee the amount of fixed annuity income     on each Annuity
Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified
Contracts and you must be the only Owner.

PURCHASE OF CONTRACT

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are    two     types of Contracts. You may purchase a
Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs.

INVESTMENT OPTIONS

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select.

There are currently twenty-eight variable Subaccounts    available as
Investment Options    .

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio.

(small solid bullet) Five    Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio, and Contrafund Portfolio.

(small solid bullet)    Four Subaccounts     invest in shares of one
of the mutual fund portfolios of Fidelity Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers Growth & Income Portfolio, Balanced Portfolio, Growth Opportunities
Portfolio    and Mid Cap Portfolio    .

(small solid bullet) The remaining    Subaccounts     invest in shares
of one of the mutual fund portfolios of Morgan Stanley Dean Witter, PBHG, Strong, or Warburg Pincus.

FREE LOOK PERIOD

THE PORTION OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE ANNUITY INCOME WILL BE PLACED IN THE MONEY MARKET INVESTMENT OPTION DURING THE MONEY MARKET PERIOD, AND YOU MAY CURRENTLY REALLOCATE AMONG THE
VARIABLE INVESTMENT OPTIONS AT ANY TIME AFTER THE END OF THE MONEY
MARKET PERIOD.

You may return the Contract for a refund during the free look period. See FREE LOOK PRIVILEGE on page 144. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page 145.

IMPORTANT

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

FEE TABLE

This information may assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page 145 for additional information.

CONTRACT EXPENSES

NONE

SEPARATE ACCOUNT ANNUAL

EXPENSES

(as a percentage of Portfolio
average net assets)

Mortality and Expense Risk     0.75%
Charge

Account Fees and Expenses:

Administrative Charge          0.25%

Total Separate Account Annual  1.00%
Expenses

PORTFOLIO ANNUAL EXPENSES

(as a percentage of Portfolio average net assets)

                                 Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

FIDELITYA

Asset Manager                     0.53%            0.09%           0.62%

Money Market                      0.18%            0.09%           0.27%

Investment Grade Bond             0.43%            0.11%           0.54%

High Income                       0.58%            0.11%           0.69%

Equity-Income                     0.48%            0.08%           0.56%

Index 500                         0.24%            0.04%           0.28%B

Growth                            0.58%            0.07%           0.65%

Overseas                          0.73%            0.14%           0.87%

Asset Manager: Growth             0.58%            0.12%           0.70%

Contrafund                        0.58%            0.07%           0.65%

Growth Opportunities              0.58%            0.10%           0.68%

Balanced                          0.43%            0.12%           0.55%

Growth & Income                   0.48%            0.11%           0.59%

Mid Cap                           0.57%            0.40%           0.97%

MORGAN STANLEY ASSET MANAGEMENT

Emerging Markets Debt             0.45%            0.98%           1.43%C

Emerging Markets Equity           0.42%            1.37%           1.79%C

Global Equity                     0.47%            0.68%           1.15%C

International Magnum              0.29%            0.87%           1.16%C

PBHG

Select 20                         0.85%            0.20%           1.05%D

Growth II                         0.85%            0.35%           1.20%D

Select Value*                     0.65%            0.30%           0.95%D

Small Cap Value                   0.91%            0.29%           1.20%D

Technology & Communications       0.85%            0.24%           1.09%D

STRONG

Mid Cap Growth Fund II            1.00%            0.15%           1.15%E

Opportunity Fund II               1.00%            0.14%           1.14%E

WARBURG PINCUS

International Equity              1.00%            0.32%           1.32%F

Global Post-Venture Capital**     1.07%            0.33%           1.40%F

Small Company Growth              0.90%            0.24%           1.14%F


*    PREVIOUSLY CALLED LARGE CAP VALUE.

   ** PREVIOUSLY CALLED POST-VENTURE CAPITAL    .

A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FI   DELITY
FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN
FIDELITY     FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED
INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A
RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A    PORTION
    OF FUND EXPENSES. WITHOUT THESE REDUCTIONS, THE TOTAL OPERATING EXPENSES PRESENTED IN THE TABLE WOULD HAVE BEEN 0.57% FOR
EQUITY-INCOME PORTFO   LIO, 0.66% FOR GROWTH PORTFOLIO, 0.91% FOR
OVERSEAS PORTFOLIO, 0.63% FOR ASSET MANAGER PORTFOLIO, 0.67% FOR CONTRAFUND PORTFOLIO, 0.70% FOR ASSET MANAGER: GROWTH PORTFOLIO, 0.68% FOR GROWTH OPPORTUNITIES PORTFOLIO, 0.55% FOR BALANCED PORTFOLIO,
0.59% FOR GROWTH AND INCOME POR    TFOLIO, AND 3.34% FOR MID CAP
PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES, AND TOTAL EXPENSES WOULD HAVE BEEN 0.24%,
0.   10    % AND 0.34%, RESPECTIVELY.

C MORGAN STANLEY ASSET    MANAGEMENT    , WITH RESPECT TO THE
PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS MANAGEMENT FEES AND AGREED TO REIMBURSE CERTAIN EXPENSES OF THE PORTFOLIO. MORGAN
STANLEY ASSET MANAGEMENT MAY    TERMINATE     THIS VOLUNTARY WAIVER
AND REIMBURSEMENT AT ANY TIME AT ITS SOLE DISCRETION. WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS FOLLOWS: EMERGING MARKETS
DEBT PORTFOLIO (0.80%, 0.98%,    1.78%); EMERGING MARKETS EQUITY
PORTFOLIO (1.25%, 1.37%, 2.62%); GLOBAL EQUITY PORTFOLIO (0.80%,
0.68%, 1.48%); INTERNATIONAL MAGNUM PORTFOLI    O (0.80%, 0.87%,
1.67%).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET
ASSETS OF THE    SELECT     VALUE PORTFOLIO, THROUGH DECEMBER 31,
1999. TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO, EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1999. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE SMALL CAP VALUE PORTFOLIO WOULD BE 1.00%
AND    1.29    %.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS. MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL EXPENSES FOR
OPPORTUNITY II AND MID    CAP     GROWTH FUND II ARE CALCULATED ON AN
ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR THROUGH THE
CURRENT QUARTER END. THE ADVISOR FOR    MID CAP GROWTH FUND II IS
ABSORBING EXPENSES OF 0.02%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.17%.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE
INTERNATIONAL EQUITY,    GLOBAL     POST-VENTURE CAPITAL AND SMALL
COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL
YEAR ENDED DECEMBER 31, 199   9    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.3   2    %, 0.   33    % AND 0.24%; AND TOTAL ANNUAL
EXPENSES WOULD HAVE EQUALLED 1.3   2    %, 1.   58    % AND 1.14% FOR
THE INTERNATIONAL EQUITY, GLOBAL POST-VENTURE CAPITAL, AND SMALL COMPANY GROWTH PORTFOLIOS, RESPECTIVELY. FEE WAIVERS AND EXPENSE REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

   There are currently twenty-nine Subaccounts in the Variable Account. One of these Subaccounts, Strong Discovery Fund II Portfolio, is no longer available as an investment option in the Contract and no money may be allocated to this Subaccount. On or about May 26, 2000, any assets remaining in Strong Discovery Fund II Portfolio will be exchanged to VIP III Mid Cap Portfolio. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund
II. Four Subaccounts invest exclusively in shares of a specific portfolio of Fidelity Variable Insurance Products Fund III. The other 14 available investment options are offered by four different mutual fund investment advisers.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 1 999. Ea ch graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized Total of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Total of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option, and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the
Purchase Payment needed would be $74   ,520. If     the purchaser were
female, the Purchase Payment necessary would be $83   ,41    7. This
is because females have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

The graphs for the Other Funds are not available.

ASSET MANAGER PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00                                                  $500

Oct-89             31.00             0.20                        100.11%  $499

Nov-89             30.00             0.40                        100.32%  $498

Dec-89             31.00             0.31                        100.22%  $497

Jan-90             31.00             -2.21                       97.71%   $484

Feb-90             28.00             1.03                        100.95%  $486

Mar-90             31.00             0.81                        100.73%  $488

Apr-90             30.00             -1.31                       98.61%   $479

May-90             31.00             5.10                        105.01%  $501

Jun-90             30.00             0.78                        100.69%  $503

Jul-90             31.00             -0.19                       99.72%   $499

Aug-90             31.00             -3.28                       96.64%   $480

Sep-90             30.00             -2.10                       97.82%   $468

Oct-90             31.00             0.51                        100.42%  $468

Nov-90             30.00             4.87                        104.78%  $489

Dec-90             31.00             2.90                        102.81%  $500

Jan-91             31.00             4.79                        104.70%  $522

Feb-91             28.00             3.91                        103.83%  $540

Mar-91             31.00             1.61                        101.53%  $545

Apr-91             30.00             1.50                        101.42%  $551

May-91             31.00             2.26                        102.17%  $561

Jun-91             30.00             -1.79                       98.13%   $548

Jul-91             31.00             2.51                        102.42%  $559

Aug-91             31.00             2.03                        101.94%  $567

Sep-91             30.00             0.58                        100.50%  $568

Oct-91             31.00             0.66                        100.57%  $569

Nov-91             30.00             -1.64                       98.28%   $557

Dec-91             31.00             4.32                        104.23%  $578

Jan-92             31.00             1.27                        101.19%  $582

Feb-92             29.00             1.94                        101.86%  $591

Mar-92             31.00             -0.24                       99.67%   $587

Apr-92             30.00             1.47                        101.38%  $592

May-92             31.00             1.04                        100.96%  $596

Jun-92             30.00             -0.08                       99.84%   $592

Jul-92             31.00             1.67                        101.58%  $599

Aug-92             31.00             -0.31                       99.60%   $594

Sep-92             30.00             0.63                        100.54%  $595

Oct-92             31.00             0.16                        100.07%  $593

Nov-92             30.00             2.18                        102.10%  $603

Dec-92             31.00             1.60                        101.51%  $610

Jan-93             31.00             1.80                        101.71%  $618

Feb-93             28.00             0.94                        100.86%  $621

Mar-93             31.00             2.83                        102.74%  $635

Apr-93             30.00             0.60                        100.52%  $636

May-93             31.00             1.70                        101.61%  $643

Jun-93             30.00             0.80                        100.72%  $645

Jul-93             31.00             1.23                        101.14%  $650

Aug-93             31.00             2.92                        102.83%  $666

Sep-93             30.00             0.07                        99.99%   $663

Oct-93             31.00             2.70                        102.61%  $677

Nov-93             30.00             -0.13                       99.79%   $673

Dec-93             31.00             4.05                        103.96%  $697

Jan-94             31.00             3.18                        103.09%  $716

Feb-94             28.00             -3.18                       96.75%   $690

Mar-94             31.00             -4.70                       95.22%   $654

Apr-94             30.00             0.07                        99.99%   $651

May-94             31.00             0.86                        100.77%  $654

Jun-94             30.00             -1.91                       98.01%   $638

Jul-94             31.00             1.73                        101.64%  $646

Aug-94             31.00             2.34                        102.25%  $658

Sep-94             30.00             -1.18                       98.74%   $647

Oct-94             31.00             0.49                        100.40%  $647

Nov-94             30.00             -1.47                       98.45%   $634

Dec-94             31.00             -2.20                       97.72%   $617

Jan-95             31.00             -0.65                       99.27%   $610

Feb-95             28.00             1.62                        101.54%  $617

Mar-95             31.00             1.32                        101.23%  $622

Apr-95             30.00             1.59                        101.51%  $629

May-95             31.00             1.28                        101.19%  $634

Jun-95             30.00             0.84                        100.76%  $636

Jul-95             31.00             3.56                        103.47%  $655

Aug-95             31.00             1.21                        101.12%  $660

Sep-95             30.00             1.26                        101.18%  $665

Oct-95             31.00             -1.31                       98.61%   $653

Nov-95             30.00             2.60                        102.52%  $667

Dec-95             31.00             2.53                        102.44%  $680

Jan-96             31.00             2.15                        102.06%  $692

Feb-96             29.00             -0.27                       99.65%   $686

Mar-96             31.00             1.06                        100.97%  $690

Apr-96             30.00             1.05                        100.97%  $694

May-96             31.00             0.78                        100.69%  $696

Jun-96             30.00             0.90                        100.82%  $699

Jul-96             31.00             -1.66                       98.26%   $684

Aug-96             31.00             0.20                        100.11%  $682

Sep-96             30.00             3.64                        103.55%  $703

Oct-96             31.00             2.57                        102.48%  $718

Nov-96             30.00             4.95                        104.86%  $750

Dec-96             31.00             -1.46                       98.46%   $735

Jan-97             31.00             3.01                        102.92%  $753

Feb-97             28.00             0.86                        100.78%  $756

Mar-97             31.00             -3.80                       96.12%   $724

Apr-97             30.00             3.42                        103.33%  $745

May-97             31.00             4.80                        104.71%  $777

Jun-97             30.00             2.66                        102.58%  $794

Jul-97             31.00             5.78                        105.69%  $836

Aug-97             31.00             -2.73                       97.19%   $809

Sep-97             30.00             3.22                        103.13%  $831

Oct-97             31.00      1.00%  -1.64                       98.28%   $813

Nov-97             30.00      1.00%  2.31                        102.23%  $828

Dec-97             31.00      1.00%  1.52                        101.43%  $836

Jan-98             31.00      1.00%  0.33                        100.24%  $835

Feb-98             28.00      1.00%  4.50                        104.42%  $868

Mar-98             31.00      1.00%  2.90                        102.81%  $889

Apr-98             30.00      1.00%  -0.12                       99.80%   $884

May-98             31.00      1.00%  -0.53                       99.39%   $875

Jun-98             30.00      1.00%  1.95                        101.87%  $888

Jul-98             31.00      1.00%  -0.64                       99.28%   $877

Aug-98             31.00      1.00%  -9.10                       90.82%   $794

Sep-98             30.00      1.00%  3.34                        103.25%  $816

Oct-98             31.00      1.00%  4.35                        104.26%  $847

Nov-98             30.00      1.00%  3.81                        103.72%  $875

Dec-98             31.00      1.00%  4.13                        104.04%  $907

Jan-99             31.00      1.00%  2.37                        102.28%  $924

Feb-99             28.00      1.00%  -2.29                       97.63%   $899

Mar-99             31.00      1.00%  0.89                        100.80%  $902

Apr-99             30.00      1.00%  2.24                        102.16%  $918

May-99             31.00      1.00%  -1.44                       98.48%   $900

Jun-99             30.00      1.00%  3.51                        103.42%  $927

Jul-99             31.00      1.00%  -1.70                       98.22%   $907

Aug-99             31.00      1.00%  -0.17                       99.74%   $901

Sep-99             30.00      1.00%  -1.15                       98.77%   $886

Oct-99             31.00      1.00%  3.03                        102.94%  $909

Nov-99             30.00      1.00%  1.36                        101.28%  $917

Dec-99             31.00      1.00%  4.19                        104.10%  $950





Listed in Order                                                  Max      950

to match MFPR                                                    Min      468


MONEY MARKET PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MONEY MARKET

Apr-82                        0.01                                        $500

May-82             31.00             1.16                        101.07%  $503

Jun-82             30.00             1.12                        101.04%  $506

Jul-82             31.00             1.18                        101.09%  $510

Aug-82             31.00             1.03                        100.94%  $513

Sep-82             30.00             0.89                        100.81%  $515

Oct-82             31.00             0.86                        100.78%  $516

Nov-82             30.00             0.80                        100.71%  $518

Dec-82             31.00             0.77                        100.68%  $519

Jan-83             31.00             0.72                        100.63%  $521

Feb-83             28.00             0.63                        100.56%  $521

Mar-83             31.00             0.70                        100.61%  $523

Apr-83             30.00             0.68                        100.60%  $524

May-83             31.00             0.69                        100.60%  $525

Jun-83             30.00             0.68                        100.60%  $526

Jul-83             31.00             0.77                        100.69%  $527

Aug-83             31.00             0.80                        100.72%  $529

Sep-83             30.00             0.79                        100.70%  $530

Oct-83             31.00             0.80                        100.71%  $532

Nov-83             30.00             0.76                        100.68%  $533

Dec-83             31.00             0.77                        100.68%  $535

Jan-84             31.00             0.77                        100.69%  $536

Feb-84             29.00             0.73                        100.65%  $537

Mar-84             31.00             0.80                        100.71%  $539

Apr-84             30.00             0.80                        100.72%  $541

May-84             31.00             0.85                        100.76%  $543

Jun-84             30.00             0.85                        100.77%  $545

Jul-84             31.00             0.91                        100.82%  $547

Aug-84             31.00             0.92                        100.83%  $549

Sep-84             30.00             0.90                        100.82%  $551

Oct-84             31.00             0.90                        100.81%  $553

Nov-84             30.00             0.79                        100.71%  $555

Dec-84             31.00             0.75                        100.66%  $557

Jan-85             31.00             0.71                        100.62%  $558

Feb-85             28.00             0.62                        100.54%  $559

Mar-85             31.00             0.70                        100.61%  $560

Apr-85             30.00             0.68                        100.60%  $561

May-85             31.00             0.68                        100.60%  $562

Jun-85             30.00             0.62                        100.54%  $563

Jul-85             31.00             0.63                        100.54%  $563

Aug-85             31.00             0.63                        100.55%  $564

Sep-85             30.00             0.62                        100.53%  $565

Oct-85             31.00             0.65                        100.56%  $566

Nov-85             30.00             0.63                        100.55%  $566

Dec-85             31.00             0.65                        100.57%  $567

Jan-86             31.00             0.65                        100.56%  $568

Feb-86             28.00             0.57                        100.50%  $569

Mar-86             31.00             0.62                        100.54%  $570

Apr-86             30.00             0.57                        100.49%  $570

May-86             31.00             0.56                        100.47%  $570

Jun-86             30.00             0.54                        100.45%  $571

Jul-86             31.00             0.55                        100.46%  $571

Aug-86             31.00             0.52                        100.44%  $571

Sep-86             30.00             0.48                        100.39%  $571

Oct-86             31.00             0.49                        100.40%  $571

Nov-86             30.00             0.47                        100.38%  $571

Dec-86             31.00             0.49                        100.40%  $571

Jan-87             31.00             0.50                        100.41%  $571

Feb-87             28.00             0.43                        100.36%  $571

Mar-87             31.00             0.48                        100.40%  $570

Apr-87             30.00             0.48                        100.40%  $570

May-87             31.00             0.52                        100.43%  $571

Jun-87             30.00             0.52                        100.44%  $571

Jul-87             31.00             0.54                        100.45%  $571

Aug-87             31.00             0.54                        100.45%  $571

Sep-87             30.00             0.53                        100.45%  $572

Oct-87             31.00             0.57                        100.49%  $572

Nov-87             30.00             0.54                        100.46%  $572

Dec-87             31.00             0.59                        100.51%  $573

Jan-88             31.00             0.58                        100.49%  $573

Feb-88             29.00             0.51                        100.43%  $573

Mar-88             31.00             0.54                        100.46%  $574

Apr-88             30.00             0.52                        100.44%  $574

May-88             31.00             0.55                        100.47%  $574

Jun-88             30.00             0.56                        100.48%  $575

Jul-88             31.00             0.60                        100.51%  $575

Aug-88             31.00             0.63                        100.55%  $576

Sep-88             30.00             0.63                        100.55%  $577

Oct-88             31.00             0.66                        100.57%  $578

Nov-88             30.00             0.65                        100.57%  $579

Dec-88             31.00             0.71                        100.63%  $580

Jan-89             31.00             0.74                        100.65%  $581

Feb-89             28.00             0.67                        100.59%  $582

Mar-89             31.00             0.78                        100.69%  $584

Apr-89             30.00             0.77                        100.69%  $586

May-89             31.00             0.79                        100.71%  $587

Jun-89             30.00             0.75                        100.67%  $589

Jul-89             31.00             0.75                        100.67%  $590

Aug-89             31.00             0.73                        100.64%  $592

Sep-89             30.00             0.71                        100.63%  $593

Oct-89             31.00             0.69                        100.60%  $594

Nov-89             30.00             0.68                        100.59%  $595

Dec-89             31.00             0.71                        100.62%  $597

Jan-90             31.00             0.66                        100.57%  $597

Feb-90             28.00             0.60                        100.53%  $598

Mar-90             31.00             0.69                        100.60%  $600

Apr-90             30.00             0.63                        100.55%  $600

May-90             31.00             0.67                        100.58%  $601

Jun-90             30.00             0.64                        100.56%  $602

Jul-90             31.00             0.66                        100.58%  $603

Aug-90             31.00             0.65                        100.56%  $604

Sep-90             30.00             0.63                        100.54%  $605

Oct-90             31.00             0.65                        100.57%  $606

Nov-90             30.00             0.63                        100.55%  $607

Dec-90             31.00             0.65                        100.56%  $608

Jan-91             31.00             0.64                        100.55%  $608

Feb-91             28.00             0.54                        100.46%  $609

Mar-91             31.00             0.50                        100.41%  $609

Apr-91             30.00             0.56                        100.48%  $609

May-91             31.00             0.50                        100.41%  $609

Jun-91             30.00             0.44                        100.36%  $609

Jul-91             31.00             0.52                        100.43%  $609

Aug-91             31.00             0.46                        100.38%  $609

Sep-91             30.00             0.47                        100.39%  $609

Oct-91             31.00             0.45                        100.37%  $609

Nov-91             30.00             0.41                        100.33%  $608

Dec-91             31.00             0.44                        100.35%  $608

Jan-92             31.00             0.41                        100.32%  $607

Feb-92             29.00             0.34                        100.26%  $606

Mar-92             31.00             0.37                        100.28%  $606

Apr-92             30.00             0.33                        100.25%  $605

May-92             31.00             0.30                        100.22%  $604

Jun-92             30.00             0.33                        100.25%  $603

Jul-92             31.00             0.31                        100.22%  $601

Aug-92             31.00             0.30                        100.22%  $600

Sep-92             30.00             0.28                        100.20%  $599

Oct-92             31.00             0.28                        100.19%  $598

Nov-92             30.00             0.29                        100.21%  $597

Dec-92             31.00             0.30                        100.21%  $595

Jan-93             31.00             0.28                        100.19%  $594

Feb-93             28.00             0.26                        100.18%  $593

Mar-93             31.00             0.29                        100.20%  $592

Apr-93             30.00             0.26                        100.18%  $590

May-93             31.00             0.24                        100.15%  $589

Jun-93             30.00             0.29                        100.21%  $588

Jul-93             31.00             0.26                        100.17%  $586

Aug-93             31.00             0.27                        100.18%  $585

Sep-93             30.00             0.25                        100.17%  $584

Oct-93             31.00             0.24                        100.15%  $582

Nov-93             30.00             0.27                        100.19%  $581

Dec-93             31.00             0.27                        100.18%  $580

Jan-94             31.00             0.27                        100.18%  $578

Feb-94             28.00             0.24                        100.16%  $577

Mar-94             31.00             0.29                        100.20%  $576

Apr-94             30.00             0.28                        100.20%  $575

May-94             31.00             0.34                        100.25%  $574

Jun-94             30.00             0.34                        100.26%  $573

Jul-94             31.00             0.34                        100.25%  $572

Aug-94             31.00             0.40                        100.31%  $571

Sep-94             30.00             0.38                        100.30%  $571

Oct-94             31.00             0.41                        100.32%  $570

Nov-94             30.00             0.41                        100.33%  $570

Dec-94             31.00             0.45                        100.36%  $570

Jan-95             31.00             0.50                        100.41%  $570

Feb-95             28.00             0.45                        100.37%  $569

Mar-95             31.00             0.50                        100.41%  $569

Apr-95             30.00             0.45                        100.37%  $569

May-95             31.00             0.53                        100.44%  $569

Jun-95             30.00             0.48                        100.40%  $569

Jul-95             31.00             0.49                        100.40%  $569

Aug-95             31.00             0.48                        100.39%  $569

Sep-95             30.00             0.45                        100.37%  $569

Oct-95             31.00             0.49                        100.40%  $569

Nov-95             30.00             0.46                        100.38%  $569

Dec-95             31.00             0.44                        100.35%  $568

Jan-96             31.00             0.49                        100.40%  $568

Feb-96             29.00             0.42                        100.34%  $568

Mar-96             31.00             0.41                        100.32%  $568

Apr-96             30.00             0.45                        100.37%  $567

May-96             31.00             0.43                        100.34%  $567

Jun-96             30.00             0.39                        100.31%  $567

Jul-96             31.00             0.47                        100.38%  $566

Aug-96             31.00             0.43                        100.34%  $566

Sep-96             30.00             0.45                        100.37%  $566

Oct-96             31.00             0.45                        100.36%  $565

Nov-96             30.00             0.42                        100.34%  $565

Dec-96             31.00             0.46                        100.37%  $565

Jan-97             31.00             0.45                        100.36%  $565

Feb-97             28.00             0.40                        100.32%  $564

Mar-97             31.00             0.44                        100.35%  $564

Apr-97             30.00             0.44                        100.36%  $564

May-97             31.00             0.44                        100.35%  $563

Jun-97             30.00             0.46                        100.38%  $563

Jul-97             31.00             0.46                        100.37%  $563

Aug-97             31.00             0.43                        100.34%  $563

Sep-97             30.00             0.47                        100.39%  $562

Oct-97             31.00      1.00%  0.46                        100.37%  $562

Nov-97             30.00      1.00%  0.41                        100.33%  $562

Dec-97             31.00      1.00%  0.50                        100.41%  $562

Jan-98             31.00      1.00%  0.45                        100.36%  $562

Feb-98             28.00      1.00%  0.42                        100.34%  $561

Mar-98             31.00      1.00%  0.47                        100.38%  $561

Apr-98             30.00      1.00%  0.44                        100.36%  $561

May-98             31.00      1.00%  0.43                        100.34%  $561

Jun-98             30.00      1.00%  0.47                        100.39%  $560

Jul-98             31.00      1.00%  0.46                        100.37%  $560

Aug-98             31.00      1.00%  0.46                        100.37%  $560

Sep-98             30.00      1.00%  0.44                        100.36%  $560

Oct-98             31.00      1.00%  0.43                        100.34%  $559

Nov-98             30.00      1.00%  0.44                        100.36%  $559

Dec-98             31.00      1.00%  0.43                        100.34%  $559

Jan-99             31.00      1.00%  0.40                        100.31%  $558

Feb-99             28.00      1.00%  0.38                        100.30%  $558

Mar-99             31.00      1.00%  0.44                        100.35%  $557

Apr-99             30.00      1.00%  0.39                        100.31%  $557

May-99             31.00      1.00%  0.36                        100.27%  $556

Jun-99             30.00      1.00%  0.43                        100.35%  $556

Jul-99             31.00      1.00%  0.40                        100.31%  $555

Aug-99             31.00      1.00%  0.44                        100.35%  $555

Sep-99             30.00      1.00%  0.43                        100.35%  $555

Oct-99             31.00      1.00%  0.42                        100.33%  $554

Nov-99             30.00      1.00%  0.47                        100.39%  $554

Dec-99             31.00      1.00%  0.48                        100.39%  $554





Listed in Order                                                  Max      609

to match MFPR                                                    Min      500


INVESTMENT GRADE BOND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II
seeks as high a level of current income    as is consistent with the
preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INVESTMENT GRADE BOND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00                                                  $500

Jan-89             31.00             0.87                        100.78%  $502

Feb-89             28.00             0.22                        100.14%  $501

Mar-89             31.00             0.62                        100.54%  $501

Apr-89             30.00             1.11                        101.03%  $504

May-89             31.00             1.11                        101.03%  $507

Jun-89             30.00             1.92                        101.84%  $515

Jul-89             31.00             1.56                        101.47%  $520

Aug-89             31.00             -0.80                       99.12%   $513

Sep-89             30.00             0.39                        100.31%  $513

Oct-89             31.00             1.55                        101.46%  $518

Nov-89             30.00             0.86                        100.78%  $520

Dec-89             31.00             0.41                        100.32%  $520

Jan-90             31.00             -0.23                       99.69%   $516

Feb-90             28.00             0.57                        100.49%  $517

Mar-90             31.00             0.30                        100.22%  $516

Apr-90             30.00             0.04                        99.96%   $513

May-90             31.00             1.57                        101.48%  $519

Jun-90             30.00             0.78                        100.70%  $520

Jul-90             31.00             0.99                        100.91%  $523

Aug-90             31.00             -0.01                       99.91%   $520

Sep-90             30.00             0.39                        100.31%  $520

Oct-90             31.00             0.01                        99.92%   $517

Nov-90             30.00             0.60                        100.52%  $518

Dec-90             31.00             1.04                        100.95%  $521

Jan-91             31.00             0.20                        100.12%  $519

Feb-91             28.00             1.01                        100.93%  $522

Mar-91             31.00             1.69                        101.61%  $528

Apr-91             30.00             1.47                        101.39%  $533

May-91             31.00             0.77                        100.69%  $535

Jun-91             30.00             0.19                        100.11%  $533

Jul-91             31.00             0.86                        100.77%  $535

Aug-91             31.00             2.09                        102.00%  $543

Sep-91             30.00             1.86                        101.77%  $551

Oct-91             31.00             1.09                        101.01%  $554

Nov-91             30.00             1.08                        101.00%  $557

Dec-91             31.00             2.98                        102.90%  $571

Jan-92             31.00             -0.99                       98.92%   $563

Feb-92             29.00             0.55                        100.47%  $563

Mar-92             31.00             -0.18                       99.73%   $559

Apr-92             30.00             0.73                        100.65%  $561

May-92             31.00             1.54                        101.45%  $566

Jun-92             30.00             1.16                        101.08%  $570

Jul-92             31.00             2.03                        101.94%  $579

Aug-92             31.00             0.60                        100.52%  $580

Sep-92             30.00             1.20                        101.12%  $584

Oct-92             31.00             -1.27                       98.65%   $573

Nov-92             30.00             -0.26                       99.66%   $569

Dec-92             31.00             1.42                        101.33%  $574

Jan-93             31.00             2.10                        102.01%  $583

Feb-93             28.00             1.70                        101.62%  $591

Mar-93             31.00             0.44                        100.35%  $590

Apr-93             30.00             0.61                        100.53%  $591

May-93             31.00             0.17                        100.08%  $589

Jun-93             30.00             1.91                        101.83%  $597

Jul-93             31.00             0.68                        100.59%  $599

Aug-93             31.00             1.78                        101.69%  $606

Sep-93             30.00             0.50                        100.42%  $606

Oct-93             31.00             0.50                        100.41%  $606

Nov-93             30.00             -0.49                       99.43%   $600

Dec-93             31.00             0.59                        100.50%  $601

Jan-94             31.00             1.13                        101.04%  $605

Feb-94             28.00             -1.64                       98.28%   $592

Mar-94             31.00             -2.28                       97.64%   $576

Apr-94             30.00             -0.90                       99.02%   $568

May-94             31.00             -0.27                       99.64%   $563

Jun-94             30.00             -0.27                       99.65%   $559

Jul-94             31.00             1.64                        101.55%  $566

Aug-94             31.00             0.09                        100.00%  $563

Sep-94             30.00             -1.08                       98.84%   $554

Oct-94             31.00             0.09                        100.00%  $552

Nov-94             30.00             0.18                        100.10%  $550

Dec-94             31.00             -0.45                       99.47%   $545

Jan-95             31.00             1.45                        101.36%  $550

Feb-95             28.00             1.93                        101.85%  $559

Mar-95             31.00             0.64                        100.55%  $559

Apr-95             30.00             1.36                        101.28%  $564

May-95             31.00             4.01                        103.92%  $584

Jun-95             30.00             0.77                        100.69%  $586

Jul-95             31.00             -0.34                       99.57%   $581

Aug-95             31.00             1.19                        101.10%  $585

Sep-95             30.00             0.93                        100.85%  $587

Oct-95             31.00             1.34                        101.25%  $592

Nov-95             30.00             1.48                        101.40%  $598

Dec-95             31.00             1.38                        101.29%  $603

Jan-96             31.00             0.64                        100.55%  $604

Feb-96             29.00             -1.83                       98.09%   $590

Mar-96             31.00             -0.77                       99.15%   $583

Apr-96             30.00             -0.60                       99.32%   $576

May-96             31.00             -0.17                       99.74%   $573

Jun-96             30.00             1.21                        101.13%  $577

Jul-96             31.00             0.26                        100.17%  $575

Aug-96             31.00             -0.09                       99.82%   $572

Sep-96             30.00             1.62                        101.54%  $578

Oct-96             31.00             2.19                        102.10%  $588

Nov-96             30.00             1.65                        101.57%  $595

Dec-96             31.00             -0.89                       99.03%   $587

Jan-97             31.00             0.25                        100.16%  $585

Feb-97             28.00             0.13                        100.05%  $583

Mar-97             31.00             -1.04                       98.88%   $574

Apr-97             30.00             1.49                        101.41%  $580

May-97             31.00             0.78                        100.69%  $582

Jun-97             30.00             1.20                        101.12%  $586

Jul-97             31.00             2.70                        102.61%  $599

Aug-97             31.00             -0.90                       99.02%   $590

Sep-97             30.00             1.49                        101.41%  $596

Oct-97             31.00      1.00%  1.31                        101.22%  $601

Nov-97             30.00      1.00%  0.24                        100.16%  $600

Dec-97             31.00      1.00%  1.12                        101.03%  $603

Jan-98             31.00      1.00%  1.27                        101.18%  $608

Feb-98             28.00      1.00%  -0.07                       99.85%   $605

Mar-98             31.00      1.00%  0.41                        100.32%  $604

Apr-98             30.00      1.00%  0.50                        100.42%  $604

May-98             31.00      1.00%  0.90                        100.81%  $607

Jun-98             30.00      1.00%  0.81                        100.73%  $609

Jul-98             31.00      1.00%  0.24                        100.15%  $607

Aug-98             31.00      1.00%  1.21                        101.12%  $611

Sep-98             30.00      1.00%  2.47                        102.39%  $623

Oct-98             31.00      1.00%  -0.54                       99.38%   $617

Nov-98             30.00      1.00%  0.86                        100.78%  $619

Dec-98             31.00      1.00%  0.47                        100.38%  $619

Jan-99             31.00      1.00%  0.85                        100.76%  $621

Feb-99             28.00      1.00%  -1.72                       98.20%   $608

Mar-99             31.00      1.00%  0.66                        100.57%  $609

Apr-99             30.00      1.00%  0.33                        100.25%  $608

May-99             31.00      1.00%  -1.30                       98.62%   $597

Jun-99             30.00      1.00%  -0.49                       99.43%   $591

Jul-99             31.00      1.00%  -0.41                       99.51%   $586

Aug-99             31.00      1.00%  -0.17                       99.74%   $582

Sep-99             30.00      1.00%  1.33                        101.25%  $587

Oct-99             31.00      1.00%  0.16                        100.07%  $585

Nov-99             30.00      1.00%  0.16                        100.08%  $583

Dec-99             31.00      1.00%  -0.41                       99.51%   $578





Listed in Order                                                  Max      623

to match MFPR                                                    Min      500


HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks a high level of current income. Growth of capital may also be considered.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    HIGH INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00                                                  $500

Oct-85             31.00             1.25                        101.16%  $504

Nov-85             30.00             1.44                        101.36%  $509

Dec-85             31.00             3.34                        103.25%  $523

Jan-86             31.00             1.24                        101.15%  $527

Feb-86             28.00             3.38                        103.30%  $542

Mar-86             31.00             2.47                        102.38%  $553

Apr-86             30.00             1.70                        101.62%  $559

May-86             31.00             1.53                        101.44%  $565

Jun-86             30.00             1.26                        101.18%  $569

Jul-86             31.00             -0.30                       99.61%   $565

Aug-86             31.00             0.40                        100.31%  $564

Sep-86             30.00             0.85                        100.77%  $566

Oct-86             31.00             2.99                        102.90%  $580

Nov-86             30.00             0.32                        100.24%  $579

Dec-86             31.00             0.63                        100.54%  $580

Jan-87             31.00             3.65                        103.56%  $598

Feb-87             28.00             1.73                        101.65%  $606

Mar-87             31.00             0.91                        100.82%  $608

Apr-87             30.00             -3.13                       96.79%   $587

May-87             31.00             -0.93                       98.99%   $578

Jun-87             30.00             2.16                        102.08%  $588

Jul-87             31.00             0.11                        100.02%  $586

Aug-87             31.00             0.83                        100.74%  $588

Sep-87             30.00             -3.48                       96.44%   $564

Oct-87             31.00             -4.78                       95.14%   $535

Nov-87             30.00             2.95                        102.86%  $548

Dec-87             31.00             1.60                        101.51%  $554

Jan-88             31.00             3.29                        103.20%  $569

Feb-88             29.00             2.99                        102.91%  $583

Mar-88             31.00             -0.72                       99.20%   $576

Apr-88             30.00             0.78                        100.70%  $578

May-88             31.00             -0.15                       99.76%   $574

Jun-88             30.00             2.10                        102.02%  $584

Jul-88             31.00             1.04                        100.95%  $587

Aug-88             31.00             -0.48                       99.44%   $581

Sep-88             30.00             0.80                        100.72%  $583

Oct-88             31.00             1.09                        101.00%  $586

Nov-88             30.00             -0.38                       99.54%   $581

Dec-88             31.00             0.79                        100.70%  $583

Jan-89             31.00             2.40                        102.31%  $594

Feb-89             28.00             0.49                        100.41%  $594

Mar-89             31.00             -1.28                       98.64%   $584

Apr-89             30.00             -1.11                       98.81%   $574

May-89             31.00             1.85                        101.76%  $582

Jun-89             30.00             2.86                        102.78%  $596

Jul-89             31.00             -0.66                       99.26%   $589

Aug-89             31.00             -0.58                       99.34%   $582

Sep-89             30.00             -3.50                       96.42%   $559

Oct-89             31.00             -4.29                       95.63%   $533

Nov-89             30.00             0.08                        100.00%  $531

Dec-89             31.00             -0.27                       99.64%   $527

Jan-90             31.00             -2.21                       97.71%   $512

Feb-90             28.00             -1.54                       98.38%   $502

Mar-90             31.00             -1.06                       98.86%   $494

Apr-90             30.00             0.30                        100.22%  $493

May-90             31.00             2.05                        101.96%  $501

Jun-90             30.00             1.58                        101.50%  $507

Jul-90             31.00             1.54                        101.45%  $512

Aug-90             31.00             -1.67                       98.25%   $501

Sep-90             30.00             -2.37                       97.55%   $486

Oct-90             31.00             -2.43                       97.49%   $472

Nov-90             30.00             2.35                        102.27%  $481

Dec-90             31.00             1.40                        101.31%  $485

Jan-91             31.00             2.12                        102.03%  $493

Feb-91             28.00             5.54                        105.46%  $518

Mar-91             31.00             3.54                        103.45%  $534

Apr-91             30.00             3.55                        103.46%  $550

May-91             31.00             1.47                        101.38%  $555

Jun-91             30.00             2.17                        102.09%  $565

Jul-91             31.00             3.78                        103.69%  $583

Aug-91             31.00             1.37                        101.28%  $588

Sep-91             30.00             2.24                        102.16%  $598

Oct-91             31.00             3.40                        103.31%  $616

Nov-91             30.00             0.85                        100.77%  $618

Dec-91             31.00             0.53                        100.44%  $618

Jan-92             31.00             5.34                        105.25%  $648

Feb-92             29.00             3.63                        103.55%  $668

Mar-92             31.00             3.23                        103.14%  $686

Apr-92             30.00             0.71                        100.63%  $688

May-92             31.00             1.20                        101.11%  $693

Jun-92             30.00             1.09                        101.01%  $697

Jul-92             31.00             1.96                        101.87%  $707

Aug-92             31.00             2.12                        102.03%  $718

Sep-92             30.00             1.04                        100.96%  $722

Oct-92             31.00             -1.49                       98.43%   $708

Nov-92             30.00             1.23                        101.15%  $713

Dec-92             31.00             1.03                        100.94%  $717

Jan-93             31.00             2.68                        102.59%  $733

Feb-93             28.00             1.71                        101.63%  $742

Mar-93             31.00             2.31                        102.22%  $755

Apr-93             30.00             0.66                        100.58%  $756

May-93             31.00             1.49                        101.40%  $764

Jun-93             30.00             2.58                        102.50%  $780

Jul-93             31.00             0.99                        100.90%  $784

Aug-93             31.00             1.07                        100.98%  $788

Sep-93             30.00             0.35                        100.27%  $787

Oct-93             31.00             2.36                        102.27%  $802

Nov-93             30.00             0.94                        100.86%  $805

Dec-93             31.00             1.61                        101.52%  $814

Jan-94             31.00             3.34                        103.25%  $837

Feb-94             28.00             -0.12                       99.80%   $832

Mar-94             31.00             -3.37                       96.55%   $800

Apr-94             30.00             -1.01                       98.91%   $788

May-94             31.00             0.19                        100.10%  $786

Jun-94             30.00             -0.37                       99.55%   $779

Jul-94             31.00             0.37                        100.28%  $778

Aug-94             31.00             0.00                        99.91%   $774

Sep-94             30.00             0.74                        100.66%  $776

Oct-94             31.00             -0.92                       99.00%   $765

Nov-94             30.00             -0.83                       99.09%   $755

Dec-94             31.00             0.56                        100.47%  $756

Jan-95             31.00             1.12                        101.03%  $760

Feb-95             28.00             3.43                        103.35%  $783

Mar-95             31.00             1.25                        101.16%  $789

Apr-95             30.00             2.93                        102.85%  $808

May-95             31.00             2.57                        102.48%  $825

Jun-95             30.00             0.27                        100.19%  $823

Jul-95             31.00             2.41                        102.32%  $838

Aug-95             31.00             0.79                        100.70%  $841

Sep-95             30.00             1.65                        101.57%  $851

Oct-95             31.00             0.94                        100.85%  $854

Nov-95             30.00             0.51                        100.43%  $855

Dec-95             31.00             1.18                        101.09%  $860

Jan-96             31.00             2.32                        102.23%  $876

Feb-96             29.00             1.65                        101.57%  $886

Mar-96             31.00             -0.26                       99.65%   $880

Apr-96             30.00             1.49                        101.41%  $888

May-96             31.00             1.38                        101.29%  $896

Jun-96             30.00             0.51                        100.43%  $896

Jul-96             31.00             -0.34                       99.57%   $889

Aug-96             31.00             1.45                        101.36%  $897

Sep-96             30.00             2.94                        102.86%  $919

Oct-96             31.00             -0.33                       99.58%   $912

Nov-96             30.00             1.06                        100.98%  $917

Dec-96             31.00             1.38                        101.29%  $925

Jan-97             31.00             1.36                        101.27%  $933

Feb-97             28.00             1.81                        101.73%  $945

Mar-97             31.00             -3.11                       96.81%   $911

Apr-97             30.00             1.56                        101.48%  $921

May-97             31.00             4.18                        104.09%  $955

Jun-97             30.00             1.80                        101.72%  $967

Jul-97             31.00             3.62                        103.53%  $997

Aug-97             31.00             0.85                        100.76%  $1,001

Sep-97             30.00             3.54                        103.45%  $1,031

Oct-97             31.00      1.00%  -0.89                       99.03%   $1,017

Nov-97             30.00      1.00%  0.75                        100.67%  $1,020

Dec-97             31.00      1.00%  1.13                        101.04%  $1,026

Jan-98             31.00      1.00%  2.28                        102.19%  $1,044

Feb-98             28.00      1.00%  0.76                        100.68%  $1,047

Mar-98             31.00      1.00%  2.09                        102.00%  $1,064

Apr-98             30.00      1.00%  0.39                        100.31%  $1,063

May-98             31.00      1.00%  -0.71                       99.21%   $1,050

Jun-98             30.00      1.00%  -0.08                       99.84%   $1,044

Jul-98             31.00      1.00%  0.55                        100.46%  $1,045

Aug-98             31.00      1.00%  -12.36                      87.57%   $911

Sep-98             30.00      1.00%  -0.99                       98.93%   $898

Oct-98             31.00      1.00%  -2.72                       97.20%   $869

Nov-98             30.00      1.00%  8.21                        108.12%  $936

Dec-98             31.00      1.00%  -0.60                       99.32%   $925

Jan-99             31.00      1.00%  2.95                        102.86%  $948

Feb-99             28.00      1.00%  -0.42                       99.50%   $940

Mar-99             31.00      1.00%  2.52                        102.43%  $959

Apr-99             30.00      1.00%  5.00                        104.91%  $1,002

May-99             31.00      1.00%  -2.69                       97.23%   $970

Jun-99             30.00      1.00%  0.53                        100.45%  $970

Jul-99             31.00      1.00%  -0.35                       99.56%   $962

Aug-99             31.00      1.00%  -1.69                       98.23%   $941

Sep-99             30.00      1.00%  -1.54                       98.38%   $922

Oct-99             31.00      1.00%  -0.46                       99.46%   $913

Nov-99             30.00      1.00%  2.12                        102.04%  $928

Dec-99             31.00      1.00%  2.26                        102.17%  $944





Listed in Order                                                  Max      1,064

to match MFPR                                                    Min      472


EQUITY-INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    EQUITY INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.18                        102.09%  $508

Dec-86             31.00             -3.00                       96.92%   $491

Jan-87             31.00             11.48                       111.38%  $544

Feb-87             28.00             2.33                        102.25%  $554

Mar-87             31.00             2.54                        102.45%  $566

Apr-87             30.00             -2.49                       97.43%   $549

May-87             31.00             0.62                        100.53%  $550

Jun-87             30.00             2.08                        102.00%  $558

Jul-87             31.00             3.81                        103.72%  $577

Aug-87             31.00             2.75                        102.66%  $590

Sep-87             30.00             -2.10                       97.82%   $574

Oct-87             31.00             -19.51                      80.42%   $460

Nov-87             30.00             -4.47                       95.45%   $437

Dec-87             31.00             5.11                        105.02%  $457

Jan-88             31.00             7.11                        107.02%  $488

Feb-88             29.00             4.96                        104.87%  $509

Mar-88             31.00             -1.74                       98.18%   $498

Apr-88             30.00             1.66                        101.57%  $504

May-88             31.00             1.34                        101.25%  $508

Jun-88             30.00             5.69                        105.60%  $534

Jul-88             31.00             -0.18                       99.73%   $531

Aug-88             31.00             -1.72                       98.19%   $519

Sep-88             30.00             2.97                        102.89%  $532

Oct-88             31.00             1.73                        101.64%  $538

Nov-88             30.00             -1.61                       98.31%   $527

Dec-88             31.00             0.91                        100.83%  $529

Jan-89             31.00             6.18                        106.09%  $559

Feb-89             28.00             -0.51                       99.41%   $554

Mar-89             31.00             2.17                        102.08%  $563

Apr-89             30.00             3.86                        103.77%  $582

May-89             31.00             2.97                        102.88%  $596

Jun-89             30.00             0.07                        99.99%   $594

Jul-89             31.00             5.83                        105.74%  $625

Aug-89             31.00             1.61                        101.52%  $632

Sep-89             30.00             -1.12                       98.79%   $622

Oct-89             31.00             -5.77                       94.15%   $583

Nov-89             30.00             0.57                        100.49%  $584

Dec-89             31.00             0.83                        100.75%  $585

Jan-90             31.00             -6.75                       93.17%   $543

Feb-90             28.00             0.59                        100.52%  $544

Mar-90             31.00             0.16                        100.08%  $542

Apr-90             30.00             -3.47                       96.45%   $521

May-90             31.00             6.62                        106.53%  $552

Jun-90             30.00             -1.00                       98.92%   $544

Jul-90             31.00             -2.45                       97.47%   $528

Aug-90             31.00             -7.99                       91.94%   $484

Sep-90             30.00             -7.76                       92.17%   $444

Oct-90             31.00             -2.55                       97.37%   $431

Nov-90             30.00             7.17                        107.08%  $459

Dec-90             31.00             2.33                        102.24%  $468

Jan-91             31.00             5.36                        105.27%  $490

Feb-91             28.00             6.89                        106.80%  $522

Mar-91             31.00             2.07                        101.99%  $530

Apr-91             30.00             0.47                        100.38%  $530

May-91             31.00             5.49                        105.40%  $556

Jun-91             30.00             -4.09                       95.83%   $531

Jul-91             31.00             5.67                        105.58%  $558

Aug-91             31.00             2.11                        102.02%  $567

Sep-91             30.00             -0.69                       99.23%   $560

Oct-91             31.00             1.67                        101.58%  $567

Nov-91             30.00             -4.31                       95.61%   $540

Dec-91             31.00             7.90                        107.81%  $579

Jan-92             31.00             1.35                        101.26%  $584

Feb-92             29.00             3.25                        103.16%  $601

Mar-92             31.00             -1.23                       98.69%   $590

Apr-92             30.00             3.13                        103.05%  $606

May-92             31.00             0.80                        100.71%  $608

Jun-92             30.00             -0.88                       99.04%   $599

Jul-92             31.00             3.06                        102.98%  $615

Aug-92             31.00             -2.19                       97.73%   $598

Sep-92             30.00             1.04                        100.95%  $601

Oct-92             31.00             1.20                        101.11%  $606

Nov-92             30.00             3.63                        103.54%  $625

Dec-92             31.00             2.82                        102.73%  $639

Jan-93             31.00             2.99                        102.90%  $655

Feb-93             28.00             2.25                        102.17%  $667

Mar-93             31.00             2.98                        102.89%  $683

Apr-93             30.00             -0.42                       99.50%   $677

May-93             31.00             1.81                        101.72%  $686

Jun-93             30.00             1.18                        101.10%  $690

Jul-93             31.00             1.36                        101.27%  $696

Aug-93             31.00             3.83                        103.74%  $719

Sep-93             30.00             -0.38                       99.54%   $713

Oct-93             31.00             0.91                        100.82%  $716

Nov-93             30.00             -1.75                       98.17%   $700

Dec-93             31.00             2.31                        102.22%  $713

Jan-94             31.00             4.40                        104.31%  $740

Feb-94             28.00             -2.58                       97.34%   $718

Mar-94             31.00             -4.18                       95.74%   $685

Apr-94             30.00             3.45                        103.36%  $705

May-94             31.00             0.95                        100.86%  $708

Jun-94             30.00             -0.62                       99.30%   $700

Jul-94             31.00             3.34                        103.25%  $720

Aug-94             31.00             5.15                        105.06%  $753

Sep-94             30.00             -1.64                       98.28%   $737

Oct-94             31.00             2.05                        101.96%  $749

Nov-94             30.00             -3.27                       96.65%   $721

Dec-94             31.00             0.33                        100.24%  $720

Jan-95             31.00             1.56                        101.47%  $727

Feb-95             28.00             3.81                        103.73%  $751

Mar-95             31.00             3.45                        103.36%  $773

Apr-95             30.00             2.78                        102.70%  $791

May-95             31.00             3.01                        102.92%  $811

Jun-95             30.00             1.44                        101.36%  $819

Jul-95             31.00             3.85                        103.76%  $846

Aug-95             31.00             1.25                        101.16%  $852

Sep-95             30.00             3.32                        103.23%  $876

Oct-95             31.00             -1.15                       98.77%   $862

Nov-95             30.00             4.32                        104.23%  $895

Dec-95             31.00             2.93                        102.84%  $916

Jan-96             31.00             2.91                        102.82%  $938

Feb-96             29.00             0.34                        100.26%  $937

Mar-96             31.00             1.05                        100.96%  $942

Apr-96             30.00             1.30                        101.22%  $950

May-96             31.00             1.08                        100.99%  $955

Jun-96             30.00             -0.92                       99.00%   $942

Jul-96             31.00             -4.88                       95.04%   $892

Aug-96             31.00             2.05                        101.96%  $905

Sep-96             30.00             4.28                        104.19%  $939

Oct-96             31.00             1.62                        101.53%  $950

Nov-96             30.00             6.69                        106.60%  $1,009

Dec-96             31.00             -1.64                       98.28%   $987

Jan-97             31.00             3.90                        103.81%  $1,020

Feb-97             28.00             1.11                        101.03%  $1,027

Mar-97             31.00             -3.72                       96.20%   $984

Apr-97             30.00             3.55                        103.46%  $1,014

May-97             31.00             6.20                        106.11%  $1,072

Jun-97             30.00             4.65                        104.56%  $1,116

Jul-97             31.00             7.30                        107.21%  $1,191

Aug-97             31.00             -4.69                       95.23%   $1,130

Sep-97             30.00             5.50                        105.41%  $1,186

Oct-97             31.00      1.00%  -3.66                       96.26%   $1,137

Nov-97             30.00      1.00%  3.66                        103.57%  $1,173

Dec-97             31.00      1.00%  2.15                        102.06%  $1,192

Jan-98             31.00      1.00%  -0.25                       99.66%   $1,183

Feb-98             28.00      1.00%  6.45                        106.37%  $1,254

Mar-98             31.00      1.00%  4.63                        104.54%  $1,306

Apr-98             30.00      1.00%  0.00                        99.92%   $1,299

May-98             31.00      1.00%  -1.62                       98.30%   $1,272

Jun-98             30.00      1.00%  1.12                        101.04%  $1,280

Jul-98             31.00      1.00%  -2.46                       97.46%   $1,242

Aug-98             31.00      1.00%  -15.27                      84.66%   $1,047

Sep-98             30.00      1.00%  5.87                        105.78%  $1,103

Oct-98             31.00      1.00%  7.40                        107.31%  $1,179

Nov-98             30.00      1.00%  4.23                        104.14%  $1,223

Dec-98             31.00      1.00%  3.12                        103.03%  $1,255

Jan-99             31.00      1.00%  -0.31                       99.60%   $1,245

Feb-99             28.00      1.00%  -1.22                       98.70%   $1,224

Mar-99             31.00      1.00%  3.65                        103.56%  $1,262

Apr-99             30.00      1.00%  8.87                        108.78%  $1,368

May-99             31.00      1.00%  -2.72                       97.20%   $1,324

Jun-99             30.00      1.00%  4.25                        104.16%  $1,374

Jul-99             31.00      1.00%  -3.01                       96.91%   $1,326

Aug-99             31.00      1.00%  -2.72                       97.20%   $1,283

Sep-99             30.00      1.00%  -3.27                       96.65%   $1,235

Oct-99             31.00      1.00%  3.66                        103.57%  $1,274

Nov-99             30.00      1.00%  -1.32                       98.60%   $1,251

Dec-99             31.00      1.00%  1.02                        100.93%  $1,258





Listed in Order                                                  Max      1,374

to match MFPR                                                    Min      431


INDEX 500 PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

PRINCIPAL INVESTMENT STRATEGIES. Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

(small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

(small solid bullet) Lending securities to earn income for the fund.

(small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P 500.

The graph below is based on a 5% Benchmark Rate of Return and initial annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    INDEX 500

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00             1.16                                 $500

Oct-92             31.00             0.22                        100.13%  $499

Nov-92             30.00             3.41                        103.32%  $513

Dec-92             31.00             1.26                        101.17%  $517

Jan-93             31.00             0.64                        100.55%  $518

Feb-93             28.00             1.32                        101.24%  $522

Mar-93             31.00             2.20                        102.11%  $531

Apr-93             30.00             -2.55                       97.37%   $515

May-93             31.00             2.60                        102.51%  $526

Jun-93             30.00             0.26                        100.18%  $525

Jul-93             31.00             -0.46                       99.46%   $520

Aug-93             31.00             3.79                        103.70%  $537

Sep-93             30.00             -0.81                       99.11%   $530

Oct-93             31.00             2.04                        101.95%  $538

Nov-93             30.00             -0.97                       98.95%   $530

Dec-93             31.00             1.20                        101.11%  $534

Jan-94             31.00             3.37                        103.28%  $549

Feb-94             28.00             -2.71                       97.22%   $532

Mar-94             31.00             -4.34                       95.58%   $506

Apr-94             30.00             1.20                        101.12%  $510

May-94             31.00             1.55                        101.46%  $515

Jun-94             30.00             -2.44                       97.48%   $500

Jul-94             31.00             3.30                        103.21%  $514

Aug-94             31.00             3.99                        103.90%  $532

Sep-94             30.00             -2.43                       97.49%   $516

Oct-94             31.00             2.22                        102.13%  $525

Nov-94             30.00             -3.63                       96.29%   $504

Dec-94             31.00             1.46                        101.37%  $508

Jan-95             31.00             2.65                        102.56%  $519

Feb-95             28.00             3.83                        103.75%  $537

Mar-95             31.00             2.92                        102.83%  $550

Apr-95             30.00             2.94                        102.86%  $563

May-95             31.00             3.93                        103.84%  $582

Jun-95             30.00             2.27                        102.19%  $593

Jul-95             31.00             3.34                        103.25%  $609

Aug-95             31.00             0.25                        100.16%  $608

Sep-95             30.00             4.18                        104.09%  $630

Oct-95             31.00             -0.34                       99.57%   $625

Nov-95             30.00             4.35                        104.26%  $649

Dec-95             31.00             1.83                        101.74%  $658

Jan-96             31.00             3.42                        103.33%  $677

Feb-96             29.00             0.93                        100.85%  $680

Mar-96             31.00             1.03                        100.94%  $683

Apr-96             30.00             1.40                        101.32%  $690

May-96             31.00             2.55                        102.46%  $704

Jun-96             30.00             0.43                        100.35%  $703

Jul-96             31.00             -4.43                       95.49%   $669

Aug-96             31.00             2.06                        101.97%  $679

Sep-96             30.00             5.59                        105.50%  $714

Oct-96             31.00             2.76                        102.67%  $730

Nov-96             30.00             7.50                        107.41%  $781

Dec-96             31.00             -1.97                       97.95%   $761

Jan-97             31.00             6.20                        106.11%  $805

Feb-97             28.00             0.75                        100.67%  $807

Mar-97             31.00             -4.16                       95.76%   $770

Apr-97             30.00             5.94                        105.85%  $811

May-97             31.00             6.08                        105.99%  $856

Jun-97             30.00             4.39                        104.30%  $890

Jul-97             31.00             7.95                        107.86%  $956

Aug-97             31.00             -5.60                       94.32%   $898

Sep-97             30.00             5.41                        105.32%  $942

Oct-97             31.00      1.00%  -3.31                       96.61%   $906

Nov-97             30.00      1.00%  4.52                        104.43%  $942

Dec-97             31.00      1.00%  1.68                        101.59%  $953

Jan-98             31.00      1.00%  1.08                        100.99%  $959

Feb-98             28.00      1.00%  7.10                        107.02%  $1,022

Mar-98             31.00      1.00%  5.06                        104.97%  $1,069

Apr-98             30.00      1.00%  0.99                        100.91%  $1,074

May-98             31.00      1.00%  -1.79                       98.13%   $1,049

Jun-98             30.00      1.00%  4.07                        103.98%  $1,087

Jul-98             31.00      1.00%  -1.09                       98.83%   $1,070

Aug-98             31.00      1.00%  -14.47                      85.46%   $910

Sep-98             30.00      1.00%  6.43                        106.34%  $964

Oct-98             31.00      1.00%  8.12                        108.03%  $1,037

Nov-98             30.00      1.00%  6.02                        105.93%  $1,094

Dec-98             31.00      1.00%  5.88                        105.79%  $1,153

Jan-99             31.00      1.00%  4.02                        103.93%  $1,193

Feb-99             28.00      1.00%  -3.15                       96.78%   $1,151

Mar-99             31.00      1.00%  4.02                        103.93%  $1,191

Apr-99             30.00      1.00%  3.81                        103.72%  $1,230

May-99             31.00      1.00%  -2.40                       97.52%   $1,195

Jun-99             30.00      1.00%  5.53                        105.44%  $1,255

Jul-99             31.00      1.00%  -3.12                       96.80%   $1,210

Aug-99             31.00      1.00%  -0.53                       99.39%   $1,197

Sep-99             30.00      1.00%  -2.77                       97.15%   $1,158

Oct-99             31.00      1.00%  6.29                        106.20%  $1,225

Nov-99             30.00      1.00%  2.00                        101.92%  $1,244

Dec-99             31.00      1.00%  5.88                        105.79%  $1,310





Listed in Order                                                  Max      1,310

to match MFPR                                                    Min      499


GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND se   eks to
achieve     capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that
this strategy often leads to    more volatile investments than the
market as a whole    . The fund invests for growth and does not pursue
an income strategy.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                  $500

Nov-86             30.00             2.20                        102.12%  $509

Dec-86             31.00             -1.86                       98.06%   $497

Jan-87             31.00             10.67                       110.58%  $547

Feb-87             28.00             4.95                        104.87%  $571

Mar-87             31.00             1.63                        101.54%  $578

Apr-87             30.00             0.00                        99.92%   $575

May-87             31.00             0.68                        100.59%  $576

Jun-87             30.00             2.94                        102.86%  $590

Jul-87             31.00             4.00                        103.91%  $611

Aug-87             31.00             2.98                        102.89%  $626

Sep-87             30.00             -1.14                       98.78%   $616

Oct-87             31.00             -21.97                      77.96%   $478

Nov-87             30.00             -7.02                       92.90%   $442

Dec-87             31.00             10.31                       110.22%  $485

Jan-88             31.00             2.17                        102.08%  $493

Feb-88             29.00             8.11                        108.02%  $531

Mar-88             31.00             -0.89                       99.03%   $524

Apr-88             30.00             1.26                        101.18%  $528

May-88             31.00             -0.89                       99.03%   $520

Jun-88             30.00             5.03                        104.94%  $544

Jul-88             31.00             -0.51                       99.41%   $538

Aug-88             31.00             -2.41                       97.51%   $523

Sep-88             30.00             2.82                        102.74%  $535

Oct-88             31.00             0.26                        100.17%  $534

Nov-88             30.00             -0.94                       98.98%   $526

Dec-88             31.00             1.03                        100.94%  $529

Jan-89             31.00             7.17                        107.08%  $564

Feb-89             28.00             -2.07                       97.85%   $550

Mar-89             31.00             3.02                        102.93%  $564

Apr-89             30.00             5.29                        105.20%  $591

May-89             31.00             3.58                        103.49%  $609

Jun-89             30.00             -1.32                       98.60%   $598

Jul-89             31.00             8.94                        108.85%  $648

Aug-89             31.00             1.71                        101.62%  $656

Sep-89             30.00             0.87                        100.79%  $658

Oct-89             31.00             -2.80                       97.12%   $637

Nov-89             30.00             1.64                        101.56%  $644

Dec-89             31.00             2.36                        102.27%  $656

Jan-90             31.00             -5.80                       94.12%   $615

Feb-90             28.00             0.96                        100.88%  $618

Mar-90             31.00             1.22                        101.13%  $622

Apr-90             30.00             -2.91                       97.01%   $601

May-90             31.00             8.85                        108.76%  $651

Jun-90             30.00             2.08                        102.00%  $661

Jul-90             31.00             -1.58                       98.34%   $648

Aug-90             31.00             -10.30                      89.62%   $578

Sep-90             30.00             -10.29                      89.64%   $516

Oct-90             31.00             -3.57                       96.35%   $495

Nov-90             30.00             8.10                        108.01%  $533

Dec-90             31.00             2.95                        102.86%  $546

Jan-91             31.00             6.66                        106.57%  $579

Feb-91             28.00             7.46                        107.38%  $620

Mar-91             31.00             3.02                        102.93%  $635

Apr-91             30.00             -0.93                       98.99%   $626

May-91             31.00             5.91                        105.82%  $660

Jun-91             30.00             -7.42                       92.50%   $608

Jul-91             31.00             9.53                        109.44%  $663

Aug-91             31.00             4.44                        104.35%  $689

Sep-91             30.00             0.78                        100.70%  $691

Oct-91             31.00             3.09                        103.00%  $708

Nov-91             30.00             -5.71                       94.21%   $665

Dec-91             31.00             13.21                       113.11%  $749

Jan-92             31.00             6.10                        106.01%  $791

Feb-92             29.00             2.09                        102.01%  $803

Mar-92             31.00             -6.13                       93.79%   $750

Apr-92             30.00             -3.92                       96.00%   $717

May-92             31.00             -0.85                       99.07%   $708

Jun-92             30.00             -3.88                       96.04%   $677

Jul-92             31.00             3.86                        103.77%  $700

Aug-92             31.00             -2.75                       97.17%   $677

Sep-92             30.00             1.76                        101.68%  $686

Oct-92             31.00             3.87                        103.78%  $709

Nov-92             30.00             6.68                        106.59%  $752

Dec-92             31.00             3.08                        102.99%  $772

Jan-93             31.00             1.97                        101.88%  $783

Feb-93             28.00             -2.06                       97.86%   $763

Mar-93             31.00             3.99                        103.90%  $790

Apr-93             30.00             -1.05                       98.87%   $778

May-93             31.00             7.45                        107.36%  $831

Jun-93             30.00             1.03                        100.95%  $836

Jul-93             31.00             -0.28                       99.63%   $830

Aug-93             31.00             5.02                        104.93%  $867

Sep-93             30.00             1.86                        101.78%  $879

Oct-93             31.00             0.96                        100.87%  $883

Nov-93             30.00             -4.05                       95.87%   $843

Dec-93             31.00             3.54                        103.45%  $868

Jan-94             31.00             2.51                        102.42%  $886

Feb-94             28.00             -1.03                       98.89%   $873

Mar-94             31.00             -4.54                       95.38%   $829

Apr-94             30.00             0.62                        100.54%  $830

May-94             31.00             -2.32                       97.60%   $807

Jun-94             30.00             -5.08                       94.84%   $762

Jul-94             31.00             3.47                        103.38%  $785

Aug-94             31.00             5.67                        105.58%  $825

Sep-94             30.00             -1.21                       98.71%   $811

Oct-94             31.00             4.06                        103.97%  $840

Nov-94             30.00             -3.99                       95.93%   $802

Dec-94             31.00             2.55                        102.46%  $819

Jan-95             31.00             -1.89                       98.03%   $799

Feb-95             28.00             4.14                        104.06%  $828

Mar-95             31.00             3.63                        103.54%  $854

Apr-95             30.00             3.37                        103.28%  $879

May-95             31.00             3.90                        103.81%  $909

Jun-95             30.00             8.85                        108.76%  $984

Jul-95             31.00             9.89                        109.80%  $1,076

Aug-95             31.00             1.23                        101.14%  $1,084

Sep-95             30.00             2.59                        102.51%  $1,107

Oct-95             31.00             -1.02                       98.90%   $1,090

Nov-95             30.00             -0.07                       99.85%   $1,084

Dec-95             31.00             -3.12                       96.80%   $1,045

Jan-96             31.00             1.58                        101.49%  $1,056

Feb-96             29.00             3.35                        103.27%  $1,086

Mar-96             31.00             0.39                        100.30%  $1,085

Apr-96             30.00             3.91                        103.82%  $1,122

May-96             31.00             3.13                        103.04%  $1,151

Jun-96             30.00             -1.96                       97.96%   $1,123

Jul-96             31.00             -7.65                       92.27%   $1,032

Aug-96             31.00             2.99                        102.90%  $1,058

Sep-96             30.00             6.72                        106.63%  $1,124

Oct-96             31.00             -0.23                       99.68%   $1,115

Nov-96             30.00             5.55                        105.46%  $1,172

Dec-96             31.00             -3.08                       96.84%   $1,130

Jan-97             31.00             5.75                        105.66%  $1,189

Feb-97             28.00             -2.27                       97.65%   $1,157

Mar-97             31.00             -5.60                       94.32%   $1,086

Apr-97             30.00             4.81                        104.72%  $1,133

May-97             31.00             6.93                        106.84%  $1,206

Jun-97             30.00             4.11                        104.02%  $1,249

Jul-97             31.00             7.51                        107.42%  $1,336

Aug-97             31.00             -3.86                       96.06%   $1,278

Sep-97             30.00             5.80                        105.71%  $1,346

Oct-97             31.00      1.00%  -3.77                       96.15%   $1,289

Nov-97             30.00      1.00%  2.86                        102.78%  $1,319

Dec-97             31.00      1.00%  0.22                        100.13%  $1,315

Jan-98             31.00      1.00%  1.35                        101.26%  $1,327

Feb-98             28.00      1.00%  7.51                        107.43%  $1,420

Mar-98             31.00      1.00%  3.51                        103.42%  $1,462

Apr-98             30.00      1.00%  1.96                        101.88%  $1,484

May-98             31.00      1.00%  -2.57                       97.35%   $1,438

Jun-98             30.00      1.00%  6.33                        106.24%  $1,522

Jul-98             31.00      1.00%  2.04                        101.95%  $1,545

Aug-98             31.00      1.00%  -16.32                      83.61%   $1,287

Sep-98             30.00      1.00%  10.33                       110.24%  $1,413

Oct-98             31.00      1.00%  7.06                        106.97%  $1,505

Nov-98             30.00      1.00%  6.96                        106.87%  $1,602

Dec-98             31.00      1.00%  8.54                        108.45%  $1,730

Jan-99             31.00      1.00%  8.09                        108.00%  $1,861

Feb-99             28.00      1.00%  -4.91                       95.02%   $1,761

Mar-99             31.00      1.00%  5.57                        105.48%  $1,850

Apr-99             30.00      1.00%  0.35                        100.27%  $1,848

May-99             31.00      1.00%  -1.36                       98.56%   $1,814

Jun-99             30.00      1.00%  6.52                        106.43%  $1,923

Jul-99             31.00      1.00%  -1.36                       98.56%   $1,887

Aug-99             31.00      1.00%  0.55                        100.46%  $1,888

Sep-99             30.00      1.00%  -1.96                       97.96%   $1,842

Oct-99             31.00      1.00%  5.87                        105.78%  $1,940

Nov-99             30.00      1.00%  5.97                        105.88%  $2,046

Dec-99             31.00      1.00%  10.10                       110.01%  $2,242





Listed in Order                                                  Max      2,242

to match MFPR                                                    Min      442


OVERSEAS PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing at least 65% of total assets in foreign securities.

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

(small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

INVESTOR PROFILE AND RISK:

(small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

(small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    OVERSEAS

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00                                                  $500

Feb-87             28.00             0.10                        100.02%  $498

Mar-87             31.00             4.50                        104.41%  $518

Apr-87             30.00             7.27                        107.18%  $553

May-87             31.00             -1.43                       98.49%   $542

Jun-87             30.00             -4.88                       95.04%   $513

Jul-87             31.00             -1.14                       98.77%   $505

Aug-87             31.00             8.85                        108.75%  $547

Sep-87             30.00             -2.21                       97.71%   $532

Oct-87             31.00             -20.87                      79.07%   $419

Nov-87             30.00             0.91                        100.83%  $421

Dec-87             31.00             7.04                        106.95%  $448

Jan-88             31.00             -3.42                       96.50%   $431

Feb-88             29.00             2.66                        102.58%  $440

Mar-88             31.00             4.53                        104.44%  $458

Apr-88             30.00             1.65                        101.57%  $463

May-88             31.00             -1.83                       98.09%   $452

Jun-88             30.00             -1.76                       98.16%   $442

Jul-88             31.00             -0.74                       99.18%   $437

Aug-88             31.00             -3.50                       96.42%   $419

Sep-88             30.00             4.29                        104.20%  $435

Oct-88             31.00             4.43                        104.34%  $452

Nov-88             30.00             1.82                        101.73%  $458

Dec-88             31.00             0.20                        100.11%  $457

Jan-89             31.00             2.97                        102.88%  $468

Feb-89             28.00             1.73                        101.65%  $474

Mar-89             31.00             -0.09                       99.82%   $471

Apr-89             30.00             2.95                        102.87%  $483

May-89             31.00             -3.70                       96.22%   $463

Jun-89             30.00             -0.38                       99.53%   $459

Jul-89             31.00             9.35                        109.26%  $499

Aug-89             31.00             -0.71                       99.21%   $493

Sep-89             30.00             6.22                        106.13%  $521

Oct-89             31.00             -5.43                       94.48%   $490

Nov-89             30.00             5.39                        105.31%  $514

Dec-89             31.00             6.29                        106.20%  $544

Jan-90             31.00             -1.34                       98.57%   $534

Feb-90             28.00             -2.33                       97.59%   $519

Mar-90             31.00             3.78                        103.69%  $536

Apr-90             30.00             0.55                        100.47%  $537

May-90             31.00             6.54                        106.44%  $569

Jun-90             30.00             2.22                        102.13%  $579

Jul-90             31.00             5.06                        104.97%  $605

Aug-90             31.00             -10.19                      89.74%   $541

Sep-90             30.00             -9.50                       90.42%   $487

Oct-90             31.00             9.31                        109.22%  $530

Nov-90             30.00             -3.10                       96.82%   $511

Dec-90             31.00             -0.72                       99.20%   $504

Jan-91             31.00             0.97                        100.88%  $507

Feb-91             28.00             3.37                        103.29%  $522

Mar-91             31.00             -2.92                       96.99%   $504

Apr-91             30.00             2.20                        102.11%  $512

May-91             31.00             0.24                        100.15%  $511

Jun-91             30.00             -5.48                       94.44%   $481

Jul-91             31.00             4.96                        104.87%  $502

Aug-91             31.00             0.32                        100.23%  $501

Sep-91             30.00             4.07                        103.99%  $519

Oct-91             31.00             0.69                        100.60%  $520

Nov-91             30.00             -3.58                       96.34%   $499

Dec-91             31.00             3.48                        103.39%  $514

Jan-92             31.00             1.22                        101.14%  $517

Feb-92             29.00             -2.08                       97.84%   $504

Mar-92             31.00             -2.03                       97.89%   $492

Apr-92             30.00             6.22                        106.13%  $520

May-92             31.00             4.35                        104.27%  $539

Jun-92             30.00             -1.87                       98.05%   $527

Jul-92             31.00             -6.38                       93.54%   $491

Aug-92             31.00             -0.86                       99.05%   $484

Sep-92             30.00             -4.03                       95.89%   $462

Oct-92             31.00             -6.83                       93.09%   $429

Nov-92             30.00             -0.53                       99.39%   $424

Dec-92             31.00             2.49                        102.40%  $433

Jan-93             31.00             2.86                        102.77%  $443

Feb-93             28.00             1.96                        101.88%  $450

Mar-93             31.00             6.94                        106.85%  $478

Apr-93             30.00             6.65                        106.56%  $508

May-93             31.00             2.15                        102.06%  $516

Jun-93             30.00             -2.47                       97.45%   $501

Jul-93             31.00             3.95                        103.86%  $518

Aug-93             31.00             5.44                        105.35%  $543

Sep-93             30.00             -0.48                       99.44%   $538

Oct-93             31.00             3.62                        103.53%  $555

Nov-93             30.00             -4.22                       95.70%   $529

Dec-93             31.00             6.61                        106.52%  $561

Jan-94             31.00             6.52                        106.43%  $595

Feb-94             28.00             -1.76                       98.16%   $582

Mar-94             31.00             -2.48                       97.44%   $564

Apr-94             30.00             3.31                        103.22%  $580

May-94             31.00             -1.23                       98.69%   $570

Jun-94             30.00             -1.06                       98.86%   $562

Jul-94             31.00             2.65                        102.56%  $574

Aug-94             31.00             1.17                        101.08%  $577

Sep-94             30.00             -2.61                       97.31%   $560

Oct-94             31.00             2.06                        101.97%  $568

Nov-94             30.00             -3.79                       96.13%   $544

Dec-94             31.00             -0.57                       99.35%   $538

Jan-95             31.00             -4.15                       95.77%   $513

Feb-95             28.00             0.26                        100.18%  $512

Mar-95             31.00             3.08                        102.99%  $526

Apr-95             30.00             2.86                        102.78%  $538

May-95             31.00             1.39                        101.30%  $543

Jun-95             30.00             0.81                        100.73%  $544

Jul-95             31.00             4.44                        104.35%  $566

Aug-95             31.00             -2.78                       97.14%   $547

Sep-95             30.00             1.46                        101.38%  $553

Oct-95             31.00             -1.98                       97.94%   $539

Nov-95             30.00             1.16                        101.08%  $543

Dec-95             31.00             2.96                        102.87%  $556

Jan-96             31.00             1.88                        101.79%  $564

Feb-96             29.00             0.22                        100.14%  $562

Mar-96             31.00             1.53                        101.44%  $568

Apr-96             30.00             2.78                        102.70%  $581

May-96             31.00             0.06                        99.97%   $578

Jun-96             30.00             0.73                        100.65%  $580

Jul-96             31.00             -2.96                       96.96%   $560

Aug-96             31.00             0.75                        100.66%  $561

Sep-96             30.00             2.92                        102.84%  $575

Oct-96             31.00             -1.00                       98.92%   $566

Nov-96             30.00             5.22                        105.13%  $593

Dec-96             31.00             0.53                        100.44%  $593

Jan-97             31.00             0.00                        99.91%   $590

Feb-97             28.00             2.32                        102.24%  $601

Mar-97             31.00             0.91                        100.82%  $603

Apr-97             30.00             0.84                        100.76%  $606

May-97             31.00             6.25                        106.16%  $640

Jun-97             30.00             5.25                        105.16%  $671

Jul-97             31.00             3.39                        103.30%  $690

Aug-97             31.00             -7.53                       92.39%   $635

Sep-97             30.00             7.36                        107.27%  $678

Oct-97             31.00      1.00%  -7.00                       92.92%   $628

Nov-97             30.00      1.00%  -0.47                       99.45%   $622

Dec-97             31.00      1.00%  0.84                        100.75%  $624

Jan-98             31.00      1.00%  3.28                        103.19%  $641

Feb-98             28.00      1.00%  5.63                        105.55%  $674

Mar-98             31.00      1.00%  4.54                        104.45%  $701

Apr-98             30.00      1.00%  2.81                        102.73%  $717

May-98             31.00      1.00%  -0.14                       99.77%   $713

Jun-98             30.00      1.00%  -0.96                       98.96%   $702

Jul-98             31.00      1.00%  0.78                        100.69%  $704

Aug-98             31.00      1.00%  -18.19                      81.74%   $573

Sep-98             30.00      1.00%  -0.12                       99.80%   $570

Oct-98             31.00      1.00%  9.13                        109.04%  $619

Nov-98             30.00      1.00%  5.88                        105.79%  $652

Dec-98             31.00      1.00%  2.19                        102.10%  $663

Jan-99             31.00      1.00%  1.45                        101.36%  $669

Feb-99             28.00      1.00%  -2.65                       97.27%   $649

Mar-99             31.00      1.00%  4.05                        103.96%  $672

Apr-99             30.00      1.00%  4.45                        104.36%  $698

May-99             31.00      1.00%  -4.60                       95.32%   $663

Jun-99             30.00      1.00%  5.58                        105.49%  $696

Jul-99             31.00      1.00%  2.84                        102.75%  $712

Aug-99             31.00      1.00%  1.45                        101.36%  $719

Sep-99             30.00      1.00%  1.34                        101.26%  $725

Oct-99             31.00      1.00%  4.09                        104.00%  $751

Nov-99             30.00      1.00%  7.34                        107.25%  $802

Dec-99             31.00      1.00%  11.68                       111.58%  $892





Listed in Order                                                  Max      892

to match MFPR                                                    Min      419


ASSET MANAGER: GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    ASSET MANAGER:GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             1.50                        101.42%  $505

Mar-95             31.00             1.38                        101.29%  $510

Apr-95             30.00             2.62                        102.54%  $520

May-95             31.00             1.42                        101.33%  $525

Jun-95             30.00             4.01                        103.92%  $544

Jul-95             31.00             3.67                        103.58%  $561

Aug-95             31.00             4.49                        104.40%  $583

Sep-95             30.00             1.49                        101.41%  $589

Oct-95             31.00             -3.83                       96.09%   $564

Nov-95             30.00             1.78                        101.70%  $571

Dec-95             31.00             2.52                        102.43%  $582

Jan-96             31.00             2.38                        102.29%  $593

Feb-96             29.00             0.35                        100.27%  $592

Mar-96             31.00             1.80                        101.71%  $600

Apr-96             30.00             2.36                        102.28%  $611

May-96             31.00             1.56                        101.47%  $618

Jun-96             30.00             0.40                        100.32%  $617

Jul-96             31.00             -2.50                       97.42%   $599

Aug-96             31.00             0.74                        100.65%  $600

Sep-96             30.00             4.11                        104.02%  $622

Oct-96             31.00             2.92                        102.83%  $637

Nov-96             30.00             6.51                        106.42%  $675

Dec-96             31.00             -1.90                       98.02%   $659

Jan-97             31.00             4.27                        104.18%  $684

Feb-97             28.00             0.95                        100.87%  $687

Mar-97             31.00             -4.72                       95.20%   $651

Apr-97             30.00             4.19                        104.10%  $675

May-97             31.00             6.07                        105.98%  $713

Jun-97             30.00             2.97                        102.88%  $730

Jul-97             31.00             6.76                        106.67%  $776

Aug-97             31.00             -3.14                       96.78%   $748

Sep-97             30.00             3.69                        103.60%  $772

Oct-97             31.00      1.00%  -2.37                       97.55%   $750

Nov-97             30.00      1.00%  2.88                        102.80%  $767

Dec-97             31.00      1.00%  1.74                        101.65%  $777

Jan-98             31.00      1.00%  0.00                        99.91%   $773

Feb-98             28.00      1.00%  6.11                        106.03%  $817

Mar-98             31.00      1.00%  3.71                        103.62%  $843

Apr-98             30.00      1.00%  -0.31                       99.61%   $836

May-98             31.00      1.00%  -1.01                       98.91%   $823

Jun-98             30.00      1.00%  2.35                        102.27%  $839

Jul-98             31.00      1.00%  -0.87                       99.05%   $827

Aug-98             31.00      1.00%  -12.59                      87.34%   $719

Sep-98             30.00      1.00%  3.73                        103.64%  $743

Oct-98             31.00      1.00%  6.36                        106.27%  $786

Nov-98             30.00      1.00%  5.00                        104.91%  $821

Dec-98             31.00      1.00%  5.38                        105.29%  $861

Jan-99             31.00      1.00%  2.94                        102.85%  $882

Feb-99             28.00      1.00%  -2.59                       97.33%   $855

Mar-99             31.00      1.00%  1.00                        100.91%  $860

Apr-99             30.00      1.00%  2.97                        102.88%  $881

May-99             31.00      1.00%  -1.74                       98.18%   $861

Jun-99             30.00      1.00%  4.96                        104.87%  $900

Jul-99             31.00      1.00%  -2.04                       97.88%   $877

Aug-99             31.00      1.00%  -0.24                       99.67%   $870

Sep-99             30.00      1.00%  -2.03                       97.89%   $849

Oct-99             31.00      1.00%  4.08                        103.99%  $879

Nov-99             30.00      1.00%  1.76                        101.68%  $890

Dec-99             31.00      1.00%  5.69                        105.60%  $936





Listed in Order                                                  Max      936

to match MFPR                                                    Min      500


CONTRAFUND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks
   long-term     capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    CONTRAFUND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             5.07                        104.99%  $523

Mar-95             31.00             5.01                        104.92%  $546

Apr-95             30.00             5.42                        105.33%  $573

May-95             31.00             2.18                        102.09%  $583

Jun-95             30.00             6.56                        106.47%  $618

Jul-95             31.00             7.85                        107.76%  $663

Aug-95             31.00             1.26                        101.17%  $668

Sep-95             30.00             2.20                        102.12%  $680

Oct-95             31.00             -2.08                       97.84%   $662

Nov-95             30.00             1.83                        101.75%  $671

Dec-95             31.00             0.44                        100.35%  $671

Jan-96             31.00             0.73                        100.64%  $672

Feb-96             29.00             0.36                        100.28%  $672

Mar-96             31.00             3.26                        103.17%  $690

Apr-96             30.00             3.30                        103.21%  $709

May-96             31.00             1.15                        101.06%  $714

Jun-96             30.00             -0.81                       99.11%   $705

Jul-96             31.00             -4.67                       95.25%   $668

Aug-96             31.00             3.83                        103.74%  $691

Sep-96             30.00             4.24                        104.15%  $716

Oct-96             31.00             3.08                        102.99%  $735

Nov-96             30.00             5.98                        105.89%  $775

Dec-96             31.00             -0.60                       99.32%   $766

Jan-97             31.00             3.86                        103.77%  $792

Feb-97             28.00             -2.78                       97.15%   $767

Mar-97             31.00             -2.59                       97.33%   $743

Apr-97             30.00             2.41                        102.33%  $757

May-97             31.00             6.18                        106.09%  $800

Jun-97             30.00             4.37                        104.28%  $831

Jul-97             31.00             8.59                        108.50%  $898

Aug-97             31.00             -2.82                       97.10%   $868

Sep-97             30.00             6.77                        106.68%  $922

Oct-97             31.00      1.00%  -3.02                       96.90%   $890

Nov-97             30.00      1.00%  -0.05                       99.87%   $885

Dec-97             31.00      1.00%  1.84                        101.75%  $897

Jan-98             31.00      1.00%  -0.10                       99.81%   $892

Feb-98             28.00      1.00%  7.27                        107.19%  $952

Mar-98             31.00      1.00%  4.86                        104.77%  $994

Apr-98             30.00      1.00%  0.95                        100.87%  $998

May-98             31.00      1.00%  -2.34                       97.58%   $970

Jun-98             30.00      1.00%  5.38                        105.29%  $1,017

Jul-98             31.00      1.00%  0.14                        100.05%  $1,014

Aug-98             31.00      1.00%  -14.97                      84.96%   $858

Sep-98             30.00      1.00%  5.83                        105.74%  $903

Oct-98             31.00      1.00%  3.29                        103.20%  $928

Nov-98             30.00      1.00%  6.66                        106.57%  $985

Dec-98             31.00      1.00%  12.16                       112.06%  $1,100

Jan-99             31.00      1.00%  5.73                        105.64%  $1,157

Feb-99             28.00      1.00%  -3.68                       96.25%   $1,109

Mar-99             31.00      1.00%  3.56                        103.47%  $1,143

Apr-99             30.00      1.00%  2.14                        102.06%  $1,162

May-99             31.00      1.00%  -2.02                       97.90%   $1,133

Jun-99             30.00      1.00%  5.41                        105.32%  $1,188

Jul-99             31.00      1.00%  -1.65                       98.27%   $1,163

Aug-99             31.00      1.00%  -2.92                       97.00%   $1,123

Sep-99             30.00      1.00%  -0.32                       99.60%   $1,114

Oct-99             31.00      1.00%  3.66                        103.57%  $1,149

Nov-99             30.00      1.00%  3.96                        103.87%  $1,189

Dec-99             31.00      1.00%  8.89                        108.80%  $1,288





Listed in Order                                                  Max      1,288

to match MFPR                                                    Min      500


GROWTH OPPORTUNITIES PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases, and adverse issuer, political, regulatory, market, or economic developments.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH OPPORTUNITIES

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             3.08                        103.00%  $513

Mar-95             31.00             1.83                        101.74%  $520

Apr-95             30.00             3.50                        103.41%  $535

May-95             31.00             4.67                        104.58%  $558

Jun-95             30.00             3.06                        102.97%  $572

Jul-95             31.00             3.31                        103.22%  $588

Aug-95             31.00             0.66                        100.57%  $589

Sep-95             30.00             1.71                        101.63%  $596

Oct-95             31.00             0.72                        100.63%  $597

Nov-95             30.00             2.87                        102.79%  $612

Dec-95             31.00             2.57                        102.48%  $624

Jan-96             31.00             1.45                        101.36%  $630

Feb-96             29.00             -0.07                       99.85%   $627

Mar-96             31.00             -0.30                       99.61%   $622

Apr-96             30.00             1.60                        101.52%  $629

May-96             31.00             2.24                        102.15%  $639

Jun-96             30.00             0.80                        100.72%  $641

Jul-96             31.00             -2.90                       97.02%   $620

Aug-96             31.00             0.60                        100.51%  $620

Sep-96             30.00             4.83                        104.74%  $647

Oct-96             31.00             4.11                        104.02%  $670

Nov-96             30.00             7.56                        107.47%  $718

Dec-96             31.00             -2.53                       97.39%   $696

Jan-97             31.00             4.74                        104.65%  $725

Feb-97             28.00             0.95                        100.87%  $729

Mar-97             31.00             -5.10                       94.82%   $688

Apr-97             30.00             4.57                        104.48%  $716

May-97             31.00             6.49                        106.40%  $759

Jun-97             30.00             3.32                        103.23%  $780

Jul-97             31.00             7.71                        107.62%  $836

Aug-97             31.00             -3.80                       96.12%   $801

Sep-97             30.00             4.17                        104.08%  $830

Oct-97             31.00      1.00%  -2.00                       97.92%   $809

Nov-97             30.00      1.00%  3.53                        103.44%  $834

Dec-97             31.00      1.00%  2.77                        102.68%  $853

Jan-98             31.00      1.00%  0.42                        100.33%  $852

Feb-98             28.00      1.00%  6.25                        106.17%  $901

Mar-98             31.00      1.00%  3.11                        103.02%  $924

Apr-98             30.00      1.00%  -0.50                       99.42%   $915

May-98             31.00      1.00%  -0.70                       99.22%   $904

Jun-98             30.00      1.00%  2.40                        102.32%  $922

Jul-98             31.00      1.00%  0.34                        100.25%  $920

Aug-98             31.00      1.00%  -12.97                      86.96%   $797

Sep-98             30.00      1.00%  6.16                        106.07%  $842

Oct-98             31.00      1.00%  7.65                        107.56%  $902

Nov-98             30.00      1.00%  6.42                        106.33%  $955

Dec-98             31.00      1.00%  5.39                        105.30%  $1,002

Jan-99             31.00      1.00%  0.92                        100.83%  $1,006

Feb-99             28.00      1.00%  -4.71                       95.22%   $954

Mar-99             31.00      1.00%  2.53                        102.44%  $973

Apr-99             30.00      1.00%  4.16                        104.07%  $1,009

May-99             31.00      1.00%  -0.66                       99.26%   $997

Jun-99             30.00      1.00%  4.37                        104.28%  $1,036

Jul-99             31.00      1.00%  -2.33                       97.59%   $1,007

Aug-99             31.00      1.00%  -2.47                       97.45%   $977

Sep-99             30.00      1.00%  -3.42                       96.50%   $939

Oct-99             31.00      1.00%  3.86                        103.77%  $970

Nov-99             30.00      1.00%  0.13                        100.05%  $967

Dec-99             31.00      1.00%  2.34                        102.25%  $985





Listed in Order                                                  Max      1,036

to match MFPR                                                    Min      500


BALANCED PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.

INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    BALANCED

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                  $500

Feb-95             28.00             2.00                        101.92%  $508

Mar-95             31.00             0.69                        100.60%  $509

Apr-95             30.00             1.27                        101.19%  $513

May-95             31.00             2.12                        102.03%  $521

Jun-95             30.00             1.23                        101.15%  $525

Jul-95             31.00             1.30                        101.21%  $529

Aug-95             31.00             0.37                        100.28%  $528

Sep-95             30.00             0.92                        100.84%  $531

Oct-95             31.00             -1.18                       98.74%   $522

Nov-95             30.00             2.94                        102.86%  $534

Dec-95             31.00             1.62                        101.53%  $540

Jan-96             31.00             0.72                        100.63%  $542

Feb-96             29.00             -1.34                       98.58%   $532

Mar-96             31.00             -0.81                       99.11%   $525

Apr-96             30.00             0.27                        100.19%  $524

May-96             31.00             1.09                        101.00%  $527

Jun-96             30.00             0.63                        100.55%  $528

Jul-96             31.00             -1.97                       97.95%   $515

Aug-96             31.00             0.64                        100.55%  $515

Sep-96             30.00             4.26                        104.17%  $535

Oct-96             31.00             2.70                        102.61%  $546

Nov-96             30.00             5.25                        105.16%  $572

Dec-96             31.00             -1.61                       98.31%   $560

Jan-97             31.00             3.19                        103.10%  $575

Feb-97             28.00             1.68                        101.60%  $582

Mar-97             31.00             -2.80                       97.12%   $563

Apr-97             30.00             3.78                        103.69%  $582

May-97             31.00             3.96                        103.87%  $602

Jun-97             30.00             3.66                        103.57%  $621

Jul-97             31.00             5.58                        105.49%  $652

Aug-97             31.00             -4.66                       95.26%   $619

Sep-97             30.00             4.01                        103.92%  $640

Oct-97             31.00      1.00%  -2.11                       97.81%   $624

Nov-97             30.00      1.00%  2.44                        102.36%  $636

Dec-97             31.00      1.00%  2.03                        101.94%  $645

Jan-98             31.00      1.00%  1.10                        101.01%  $649

Feb-98             28.00      1.00%  3.72                        103.64%  $670

Mar-98             31.00      1.00%  3.76                        103.67%  $692

Apr-98             30.00      1.00%  0.81                        100.73%  $694

May-98             31.00      1.00%  0.00                        99.91%   $691

Jun-98             30.00      1.00%  2.26                        102.18%  $703

Jul-98             31.00      1.00%  -0.07                       99.84%   $699

Aug-98             31.00      1.00%  -10.81                      89.11%   $620

Sep-98             30.00      1.00%  5.70                        105.61%  $653

Oct-98             31.00      1.00%  3.66                        103.57%  $673

Nov-98             30.00      1.00%  3.73                        103.64%  $695

Dec-98             31.00      1.00%  3.53                        103.44%  $716

Jan-99             31.00      1.00%  1.12                        101.03%  $720

Feb-99             28.00      1.00%  -1.78                       98.14%   $704

Mar-99             31.00      1.00%  2.50                        102.41%  $718

Apr-99             30.00      1.00%  3.21                        103.12%  $738

May-99             31.00      1.00%  -2.24                       97.68%   $718

Jun-99             30.00      1.00%  2.10                        102.02%  $729

Jul-99             31.00      1.00%  -2.43                       97.49%   $708

Aug-99             31.00      1.00%  -1.08                       98.84%   $697

Sep-99             30.00      1.00%  -1.87                       98.05%   $680

Oct-99             31.00      1.00%  2.83                        102.74%  $696

Nov-99             30.00      1.00%  0.00                        99.92%   $693

Dec-99             31.00      1.00%  2.30                        102.21%  $705





Listed in Order                                                  Max      738

to match MFPR                                                    Min      500


GROWTH & INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

(small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments.

The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income rate of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    GROWTH & INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00                                                  $500

Jan-97             31.00             2.50                        102.41%  $510

Feb-97             28.00             0.20                        100.12%  $509

Mar-97             31.00             -4.38                       95.54%   $484

Apr-97             30.00             5.40                        105.31%  $508

May-97             31.00             5.60                        105.51%  $533

Jun-97             30.00             5.12                        105.03%  $558

Jul-97             31.00             8.09                        108.00%  $600

Aug-97             31.00             -5.07                       94.85%   $567

Sep-97             30.00             5.26                        105.17%  $594

Oct-97             31.00      1.00%  -2.82                       97.10%   $574

Nov-97             30.00      1.00%  4.48                        104.39%  $597

Dec-97             31.00      1.00%  2.22                        102.13%  $607

Jan-98             31.00      1.00%  0.56                        100.47%  $608

Feb-98             28.00      1.00%  6.85                        106.77%  $646

Mar-98             31.00      1.00%  5.08                        104.99%  $676

Apr-98             30.00      1.00%  0.00                        99.92%   $672

May-98             31.00      1.00%  -1.49                       98.43%   $659

Jun-98             30.00      1.00%  5.12                        105.03%  $690

Jul-98             31.00      1.00%  -0.69                       99.23%   $681

Aug-98             31.00      1.00%  -14.17                      85.76%   $582

Sep-98             30.00      1.00%  7.49                        107.40%  $622

Oct-98             31.00      1.00%  7.79                        107.70%  $668

Nov-98             30.00      1.00%  6.39                        106.30%  $707

Dec-98             31.00      1.00%  5.49                        105.40%  $742

Jan-99             31.00      1.00%  2.23                        102.14%  $755

Feb-99             28.00      1.00%  -1.92                       98.00%   $737

Mar-99             31.00      1.00%  3.15                        103.06%  $756

Apr-99             30.00      1.00%  2.81                        102.73%  $774

May-99             31.00      1.00%  -2.85                       97.07%   $748

Jun-99             30.00      1.00%  4.46                        104.37%  $778

Jul-99             31.00      1.00%  -3.51                       96.41%   $747

Aug-99             31.00      1.00%  -1.33                       98.59%   $733

Sep-99             30.00      1.00%  -1.78                       98.14%   $716

Oct-99             31.00      1.00%  5.26                        105.17%  $750

Nov-99             30.00      1.00%  0.59                        100.51%  $751

Dec-99             31.00      1.00%  2.25                        102.16%  $764





Listed in Order                                                  Max      778

to match MFPR                                                    Min      484


       MID CAP PORTFOLIO        OF VARIABLE INSURANCE PRODUCTS FUND
III    seeks long-term growth of capital.

       PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap
400).

   (small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" or "value" stocks or both.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

       INVESTOR PROFILE.    The fund may be appropriate for investors
seeking long-term growth of capital through equity securities, including growth or value stocks, or a combination of both.

   The graph below is based on a 5% Benchmark Rate of Return and initial monthly income of $500.




PROSPECTUS CHARTS                    CUMULATIVE ONE MONTH TOTAL
                                     RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E    MID CAP

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00

Jan-97             31.00

Feb-97             28.00

Mar-97             31.00

Apr-97             30.00

May-97             31.00

Jun-97             30.00

Jul-97             31.00

Aug-97             31.00

Sep-97             30.00

Oct-97             31.00      1.00%

Nov-97             30.00      1.00%

Dec-97             31.00      1.00%

Jan-98             31.00      1.00%

Feb-98             28.00      1.00%

Mar-98             31.00      1.00%

Apr-98             30.00      1.00%

May-98             31.00      1.00%

Jun-98             30.00      1.00%

Jul-98             31.00      1.00%

Aug-98             31.00      1.00%

Sep-98             30.00      1.00%

Oct-98             31.00      1.00%

Nov-98             30.00      1.00%

Dec-98             31.00      1.00%  3.10                                 $500

Jan-99             31.00      1.00%  2.04                        101.95%  $508

Feb-99             28.00      1.00%  -5.42                       94.51%   $478

Mar-99             31.00      1.00%  4.92                        104.83%  $499

Apr-99             30.00      1.00%  6.90                        106.81%  $531

May-99             31.00      1.00%  -0.99                       98.93%   $523

Jun-99             30.00      1.00%  6.61                        106.52%  $555

Jul-99             31.00      1.00%  -0.17                       99.74%   $551

Aug-99             31.00      1.00%  0.77                        100.68%  $553

Sep-99             30.00      1.00%  -1.86                       98.06%   $540

Oct-99             31.00      1.00%  6.53                        106.44%  $572

Nov-99             30.00      1.00%  6.78                        106.69%  $608

Dec-99             31.00      1.00%  16.15                       116.05%  $703





Listed in Order                                                  Max      703

to match MFPR                                                    Min      478


MORGAN STANLEY ASSET MANAGEMENT

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

(small solid bullet) APPROACH. Morgan Stanley    Asset     Management
seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using
macroeconomic and fundamental analysis,    Morgan     Stanley Asset
Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

(small solid bullet) PROCESS. Morgan Stanley    Asset     Management's
global allocation team analyzes the global economic environment and
its impact on emerging markets. Morgan Stanley    As    set Management
focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting
securities, Morgan Stanley Asset    Management     first examines
yield curves with respect to a country and then considers instrument-specific criteria, including: (1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject
to any minimum credit rating standard.    Morgan     Stanley Asset
Management may   ,     when or if available, use hedging strategies,
including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of issuers in emerging market countries.

(small solid bullet) APPROACH. Mor   gan Stanley Asset Management
seeks to maximize returns by investing in growth-oriented equity
securities in emerging markets. Mor    gan Stanley Asset Management's
investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and
managements with a    strong     shareholder value orientation.

(small solid bullet) PROCESS. Morgan Stanley Asset    Management's
    global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor
sentiment.    Morgan     Stanley Asset Management invests within
countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To
manage risk,    Morgan     Stanley Asset Management emphasizes
thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of issuers
throughout the world, including U.S. issuers   .

(small solid bullet)        APPROACH.    Morgan Stanley Asset
Management seeks to maintain a diversified portfolio of global equity
securities based on individual stock selection. Morgan Stan    ley
Asset Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

(small solid bullet) PROCESS. Morgan Stanley    Asset Management
selects securities for investment from a universe of eligible issuers
consisting of approximately 3,200 companies in the Mor    gan Stanley
Capital International (MSCI) World Index. Morgan Stanley Asset Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. Morgan Stanley
Asset    Management     considers value criteria with an emphasis on
cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to
in-depth fundamental analysis. Morgan    Stanley     Asset Management
conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

(small solid bullet) APPROACH. Morgan Stanley A   sset Management
seeks to achieve superior long-term returns by creating a diversified
portfolio of undervalued international equity securities.     To
achieve this goal, Morgan Stanley Asset Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

(small solid bullet) PROCESS. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Morgan Stanley Asset
   Management's     Asset Allocation Committee, which is made up of
several of the Morgan Stanley Asset    Management's     most senior
investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional
specialists analyze each company's    finances, products, and
management, typically meeting with each company's management, before a
stock is purchased for the Portfolio.     The Portfolio invests
primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser")
opinion, have strong business    momentum    , earnings growth and
capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in growth securities of small and medium sized companies that, in the Adviser's opinion, have
strong    business     momentum, earnings growth and capital
appreciation potential. These companies will generally have market capitalizations or annual revenues between $500 million and $10 billion.

(small solid bullet) The growth securities in the Portfolio are primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

(small solid bullet) The Portfolio emphasizes small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

SELECT VALUE PORTFOLIO (PREVIOUSLY CALLED LARGE CAP VALUE PORTFOLIO)

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of no
   more     than 30 large capitalization companies that, in the
opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios.

(small solid bullet) The value securities in the Portfolio are
primarily common stocks,    but     may also include other equity
securities such as warrants and rights to purchase common stocks and
convertible securities.    The Portfolio holds a limited number of
stocks and the impact of the change in value (positive or negative) of
a single holding may be magn    ified.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in value securities of companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet) The value securities in the Portfolio are primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

(small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

(small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio, a non-   diversified
    Portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet)    Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in common stocks of companies doing business in the technology and communications sectors of the market. The Portfolio is concentrated which means it will invest 25% of more of its total assets in one or more of the industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology.

(small solid bullet)    The Portfolio offers investors significant
growth potential because it invests in companies that may be responsible for breakthrough products or technologies or positioned to take advantage of cutting-edge developments.

(small solid bullet)    The Portfolio's holdings may range from
smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent on the securities of a smaller number of companies. As a result, the impact of a change in value (positive or negative) of a single holding may be magnified.

(small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

MID CAP GROWTH FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Mid Cap Growth Fund II seeks capital growth through investments in mid-sized companies.

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in mid-size companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and services; (e) effective research, product development, and marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting a majority of their business outside the United States.

(small solid bullet) The Portfolio i   nten    ds to invest
substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to    diversify     across
securities of issues located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in accounting methods.

GLOBAL POST-VENTURE CAPITAL PORTFOLIO (   PREVIOUSLY     CALLED
POST-VENTURE CAPITAL PORTFOLIO)

OBJECTI   VE AND STRATEGY

(small solid bullet)    T    he Portfolio seeks long-term growth of
capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. and
   foreign     companies considered to be in their post-venture
capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. In addition, the investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) The    Portfolio     will invest in three
countries, including the U.S.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet) A portion of the Portfolio's assets may be invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and
special-situation companies. I   n addition to risks associated with
equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability, political uncertainty, and differences in
accounting methods. The Portfolio employs     aggressive strategies
and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As
of    December 31, 1999    , the Russell 2000 Index included companies
with market capitalizations between $17.8 million and $1.3 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or
services with a high unit-volume growth        rate.

(small solid bullet) The Portfolio may also invest in securities of emerging-growth companies, which can be either small- or
   medium    -sized companies that have passed their start up phase
and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

(small solid bullet) The Portfolio is non-diversified and may invest a greater portion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small, start-up, and special-situation companies. The Portfolio may be subject to volatility resulting from its non-diversified status.

FUNDS' AVAILABILITY TO SEPARATE ACCOUNTS

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page 160.

THE INVESTMENT ADVISERS

FIDELITY

The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers
Act of 1940. Fidelity Management & Research Company (   FMR    ) is
the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As o   f February 29, 2000, FMR managed over $829
billion in assets    . The portfolios of the Fidelity Funds, as part
of their operating expenses, pay an investment management fee to
   FMR    . These fees are part of the Funds' expenses. See the
prospectuses for the Funds for discussions of the Funds' expenses.
Fidelity Investments Money Managemen   t, Inc., a subsidiary of FMR,
chooses certain investments for some of the Fidelity Funds. Beginning
January 1, 2001, FMR Co., Inc., a su    bsidiary of FMR, will also
choose certain investments for the Fidelity Funds. Foreign affiliates of FMR may help choose investments for some of the Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers Trust New York Corporation). BT currently serves as sub-adviser and custodian for the Index 500 Portfolio.

MORGAN STANLEY    ASSET     MANAGEMENT

   On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
Stanley Asset Management. The investment Adviser for T    he Universal
Institutional Funds, Inc. is Morgan Stanley Asset Management, which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities,
asset management and credit services. Morgan    Stanley     Asset
Management, a registered investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as, to employee benefit plans, endowment funds, foundations and other
institutional investors. Morgan Stanley    Asset     Management's
principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The
principal business address of the Adviser is 825    Duportail
    Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825
   Duportail     Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Trust is    Credit
Suisse Asset Management, LLC. Credit Suisse Asset Management, LLC is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group, one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $72 billion in the U.S. and $203 billion globally.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained
approval.    Two     types of Contracts are available. You may
purchase: (1) a NON-QUALIFIED CONTRACT using money from any source;
   and     (2) a QUALIFIED CONTRACT with money rolled over from a
qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA.

(small solid bullet) The minimum Purchase Payment for a Contract is generally $25,000.

(small solid bullet) You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity, or IRA.

(small solid bullet) You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

(small solid bullet) However, if you purchase the Contract as a Qualified Contract (IRA) you must be the sole Owner of the Contract.

(small solid bullet) Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the
Withdrawal option e   i    ther you or the Joint Annuitant must be no
more than 80 y   e    ars old.

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENT

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two valuation periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not
furnish the information within five    business     days of the time
we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30    calendar     days
after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period.

For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return a Contract more than ten days after you receive it, we will promptly refund your Purchase Payment adjusted for investment
performance. If you return a Contract during the first ten    calendar
    days after you receive it, we will promptly refund the greater of
(1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

We will also make an adjustment for the amount of any annuity income
we paid before we received the Contract.    If your free look period
ends on a non-business day, the next business day will be use    d.
ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR
A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the
   Subaccounts     will be invested in the Money Market Investment
Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be
allocated to each Investment Option you select.    If your
instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity.

   TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among    Subaccounts     as often
as you wish without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI reserves the right to limit the number of exchanges permitted, but not to fewer than six per calendar year.

You tell us the percentage you want for your new allocation in each
   Subaccount    . Your allocation percentages must be in whole
numbers, not fractions. You may change the allocations among the
   Subaccounts     by writing or telephoning the Annuity Service
Center or on our Internet website.

(small solid bullet) TRA   DING     BY TELEPHONE OR INTERNET

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total
of eighteen telephone/Internet exchanges per calendar year.    All
exchanges made on the same day count as one exchange.     After this
total is reached, you will only be permitted to complete exchanges in
writing. M   ultiple exchanges among the Subaccounts in a single
trading day count as one excha    nge. We will not accept exchange
requests via fax or    electronic     mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation
statements immediately after you receive them and    notify the
Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF EXCHANGES AMONG VARI   ABLE
SUBACCOU    NTS

When you exchange among    the Variable Subaccounts    , we will
redeem shares of the appropriate Portfolios at their prices as of the
end of the current Valuation Period. Generally, any    Subaccount
    you exchange to is credited at the same time.

However, we may wait to credit the amount to a new    Subaccount
until an Investment Option you exchange from becomes liquid. This will
happen only if (1) the    Subaccount     you exchange to invests in a
Portfolio that accrues dividends on a daily basis and requires Federal
funds before accepting a purchase order, and (2) the    Subaccount
you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The    Subaccount     you exchange from will be liquid when it
receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit
a    Subaccount     for this reason, the amount you exchange will be
uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

(small solid bullet) IMPORTANT

The amount of the allocation in each    Subaccount     will change
with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment
Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page 161.

ANNUITY INCOME DATES

We    calculate the amount of your an    nuity income    on     each
Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity
Investments Life from fraud. Free look    or disbursement requests,
must include a signature guarantee if any of the following situations apply.

1. The requested amount is more than $   100    ,000.

2. In    any     circumstances where we deem it necessary for your
protection.

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity
Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose ALL FIXED ANNUITY INCOME, ALL VARIABLE ANNUITY INCOME, or a COMBINATION OF THE TWO.

(small solid bullet) FIXED ANNUITY INCOME. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 158.

(small solid bullet) VARIABLE ANNUITY INCOME. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 158.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

(small solid bullet) COMBINATION OF FIXED AND VARIABLE ANNUITY INCOME. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 158.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date,
   assuming you do not make any withdrawals,     the first annuity
income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

   Assum    ing you do not make any withdrawals, income will increase
from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (e) the selected Portfolios earn a constant 10%
gross investment return before fees and expens   es (equal to a 7.90%
annualized Total Return after fees and expenses). Mo    nthly income
amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.


FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                                Current Expenses:  0.92%

Male, Age 65, Life w/ 10 years                                                                          Updated 2/23/98



                                5%                 Benchmark                 3.5%            Benchmark

                                First Payment:     $653.03                   First Payment:  $566.73





                                Net Returns                                  Net Returns

Year                            -1.91%             5.00%      7.90%    Year  -1.91%          3.50%      7.90%

1                               $651               $654       $656     1     $565            $568       $570

2                               $608               $654       $674     2     $535            $568       $594

3                               $568               $654       $693     3     $507            $568       $619

4                               $530               $654       $712     4     $481            $568       $645

5                               $495               $654       $731     5     $456            $568       $673

6                               $463               $654       $752     6     $432            $568       $701

7                               $432               $654       $772     7     $409            $568       $731

8                               $404               $654       $794     8     $388            $568       $762

9                               $377               $654       $816     9     $368            $568       $795

10                              $353               $654       $838     10    $348            $568       $828

11                              $329               $654       $861     11    $330            $568       $864

12                              $308               $654       $885     12    $313            $568       $900

13                              $287               $654       $909     13    $297            $568       $939

14                              $268               $654       $935     14    $281            $568       $979

15                              $251               $654       $960     15    $266            $568       $1,020

16                              $234               $654       $987     16    $252            $568       $1,064

17                              $219               $654       $1,014   17    $239            $568       $1,109

18                              $204               $654       $1,042   18    $227            $568       $1,156

19                              $191               $654       $1,071   19    $215            $568       $1,205

20                              $178               $654       $1,101   20    $204            $568       $1,256


TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

   If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The Withdrawal option feature may not be available in your state.

       SINGLE LIFE ANNUITY WITH WITHDRAWAL OPTION.    We will provide
annuity income, beginning with the first Annuity Income Date, for as
long as you live unless you surrender     your Con   t    ract. If you
die on or after the first Annuity Income Date and before the end of
the Withd   r    awal Period, we will provide any remaining
annui   t    y income to the beneficiary(ies) according to the terms
of the Contract.

JOINT AND SURVIVOR WITH FULL ANNUITY INCO   M    E TO THE SURVIVOR
WITH WITHDRAWAL OPTION. Assuming you do not surrender your Contract or
make withdrawals, we will        provide full annuity income,
beginning with the first Annuity Income Date, while either y   o    u
or the Joint Annuitant is still liv   i    ng.

   If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

   If you and the Joint Annuitant both die on or after the first
Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of
annuity income    beginning with the first Annuity Income Date. You
may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a guarantee period. If neither you nor the Joint Annuitant
lives     to the end of the guarantee period, any remaining annuity
income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

(small solid bullet) ANNUITY INCOME TO BENEFICIARY. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

(small solid bullet) LUMP SUM PAYMENT. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITH   DRAWAL PROVISIONS

   If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your
Contract by writing to our Annuity Service Center. See     HOW TO MAKE
WITHDRAWALS    below.

   You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified
Contract.

   The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your
Contract. See     WITHDRAWAL VALUE    below.

   The length of time you can make withdrawals is called the
Withdrawal Period or Liquidity Period. See     WITHDRAWAL (LIQUIDITY)
PERIOD    below.

   Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount
of variable annuity income. See     EFFECT OF WITHDRAWALS
below.

   HOW TO MAKE WITHDRAWALS

   All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

   WITHDRAWAL VALUE

   The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each
Valuation Period. For a complete description of how the Withdrawal
Value is calculated, see     WITHDRAWAL VALUE    in the Statement of
Additional Information.

   The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

   Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

   Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

   Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

   The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

   WITHDRAWAL (LIQUIDITY) PERIOD

   When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined in accordance with requirements published by the Internal Revenue Service. It is always expressed in whole numbers.

   If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or
(2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or disappear, as described below.

   If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

   COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

   You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

   Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or
(2) the Withdrawal Period, whichever is longer.

   Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

   Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or disappear.

   Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

   EFFECT OF WITHDRAWALS

   Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

   YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

(small solid bullet) FULL WITHDRA   WALS DURING FIRST FIVE YEARS

   If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

   If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

(small solid bullet)        PARTIAL WITHDRAWALS DURING FIRST FIVE
YEARS

   If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

(small solid bullet)        FULL WITHDRAWALS AFTER FIRST FIVE
YEARS

   If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

(small solid bullet)        PARTIAL WITHDRAWALS AFTER FIRST FIVE
YEARS

   If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

   The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

   For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each
time you transfer Annuity Income Units among the    Investment
Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

   You should verify the accuracy of your transaction confirmations and monthly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "EXCLUSION
AMOUNT."

In the case of a VARIABLE ANNUITY INCOME distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of FIXED ANNUITY INCOME distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS

The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

   In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the owner of the assets of the Variable Account for federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "ADEQUATELY DIVERSIFIED." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income.

Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

(small solid bullet) IMPORTANT. This discussion of the Tax
Considerations assumes that the Contract will be treated as an annuity
   contract     for federal income tax purposes and that EFILI will be
treated as the owner of the Variable Account assets.

EFILI'S TAX STATUS

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

YOU SHOULD ALSO BE AWARE OF THE FOLLOWING IMPORTANT PROVISIONS OF YOUR
CONTRACT.

1. OWNER(S). Before a Contract is issued, the Owner(s)    also has
(hav    e) the right to (a) name the Joint Annuitant (if any); (b)
allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any
right to reallocate among the Investment Options; and (d) the    right
to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

   The Beneficiary (or Beneficiaries) will receive any remaining
Withdrawal Period annuity income if neither you nor the Joint
Annuitant (if any) survives to the end of the Withdrawal Period.

   Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

   The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or guarantee period, if any:

   The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

   If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

   A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are
determined. See     TYPES OF ANNUITY INCOME OPTIONS    on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of
funds, including the    Fidelity     Funds. The principal business
address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of the Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment Adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

PERFORMANCE

Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants, and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Investment Options may also advertise YIELD. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

(small solid bullet) The MONEY MARKET INVESTMENT OPTION may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND and the HIGH INCOME INVESTMENT OPTIONS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

We have prepared the following tables to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

   The variable annuity income amounts reflect two different assumptions for a constant investment return before all expenses: 0%
and 12%. These are hypothetical     rates of return and, of course,
EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

T   wo tables follow. The first is based on a Contract without a
withdrawal provision an    d the second is based on a Contract with a
withdrawal provision.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an annual rate of .96% of their average daily net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

INCOME ADVANTAGE ILLUSTRATION

ANNUITANT:                     John Doe       PURCHASE DATE:             June 5, 2000

SEX:                           Male           FIRST INCOME DATE:         July 15, 2000

DATE OF BIRTH:                 June 15, 1930  FREQUENCY OF INCOME:       Monthly

INCOME OPTION:                 Single Life    ANNUITY PURCHASE AMOUNT:   $100,000

GUARANTEE PERIOD:              10 Years       SOURCE OF FUNDS:           Non-IRA

PURCHASE ALLOCATION:           100% Variable  BENCHMARK RATE OF RETURN:  5.00%


   The purpose of this illustration is to show you how much your future income payments could be given a hypothetical rate of return. Your actual payments will depend on the performance of the investment Portfolios you choose. You can expect your income payments to go up and down and no minimum dollar amount of income is guaranteed.

                      <MONTHLY> ANNUITY INCOME
                      PROJECTION

                       Hypothetical 0% Return*                             Hypothetical 12% Return*

YEAR  AGE  DATE       INCOME PAYMENTS            CUMULATIVE PAYMENTS      INCOME PAYMENTS             CUMULATIVE PAYMENTS



1     70   7/15/1999  $ 721                      $ 721                    $ 730                       $ 730

2     71   7/15/2000  $ 673                      $ 9,058                  $ 763                       $ 9,704

3     72   7/15/2001  $ 629                      $ 16,846                 $ 799                       $ 19,095

4     73   7/15/2002  $ 588                      $ 24,122                 $ 836                       $ 28,919

5     74   7/15/2003  $ 549                      $ 30,919                 $ 874                       $ 39,199

6     75   7/15/2004  $ 513                      $ 37,268                 $ 915                       $ 49,954

7     76   7/15/2005  $ 479                      $ 43,200                 $ 957                       $ 61,207

8     77   7/15/2006  $ 447                      $ 48,741                 $ 1,002                     $ 72,981

9     78   7/15/2007  $ 418                      $ 53,918                 $ 1,048                     $ 85,300

10    79   7/15/2008  $ 391                      $ 58,753                 $ 1,096                     $ 98,189

11    80   7/15/2009  $ 365                      $ 63,271                 $ 1,147                     $ 111,674

12    81   7/15/2010  $ 341                      $ 67,491                 $ 1,200                     $ 125,784

13    82   7/15/2011  $ 318                      $ 71,434                 $ 1,256                     $ 140,547

14    83   7/15/2012  $ 297                      $ 75,116                 $ 1,314                     $ 155,993

15    84   7/15/2013  $ 278                      $ 78,557                 $ 1,375                     $ 172,154

16    85   7/15/2014  $ 260                      $ 81,771                 $ 1,438                     $ 189,063

17    86   7/15/2015  $ 242                      $ 84,774                 $ 1,505                     $ 206,755

18    87   7/15/2016  $ 227                      $ 87,579                 $ 1,575                     $ 225,265

19    88   7/15/2017  $ 212                      $ 90,199                 $ 1,648                     $ 244,633

20    89   7/15/2018  $ 198                      $ 92,647                 $ 1,724                     $ 264,896

                      <MONTHLY> ANNUITY INCOME
                      PROJECTION

                       Hypothetical 0% Return*                             Hypothetical 12% Return*

YEAR  AGE  DATE       INCOME PAYMENTS            CUMULATIVE PAYMENTS      INCOME PAYMENTS             CUMULATIVE PAYMENTS



21    90   7/15/2019  $ 185                      $ 94,934                 $ 1,804                     $ 286,098

22    91   7/15/2020  $ 173                      $ 97,070                 $ 1,887                     $ 308,281

23    92   7/15/2021  $ 161                      $ 99,065                 $ 1,974                     $ 331,490

24    93   7/15/2022  $ 151                      $ 100,930                $ 2,066                     $ 355,774

25    94   7/15/2023  $ 141                      $ 102,671                $ 2,162                     $ 381,182

26    95   7/15/2024  $ 131                      $ 104,298                $ 2,262                     $ 407,766


   * HYPOTHETICAL RETURNS ARE BEFORE ALL EXPENSES. THE CORRESPONDING RETURNS AFTER EXPENSES ARE: -1.95% AND 9.82%.

   $5,652.16 of your annuity income is tax-free each year until the total amount of tax-free income equals the amount of the investment in your contract.

   If you allocate 100% of your Purchase Payment to fixed annuity income, the amount of your fixed annuity income each month would be $830.64.





              net interest rate:-1.95%    net interest rate: 9.82%



age (x-axis)  monthly income (y-axis)     monthly income (y-axis)

70            $721                        $730

71            $673                        $763

72            $629                        $799

73            $588                        $836

74            $549                        $874

75            $513                        $915

76            $479                        $957

77            $447                        $1,002

78            $418                        $1,048

79            $391                        $1,096

80            $365                        $1,147

81            $341                        $1,200

82            $318                        $1,256

83            $297                        $1,314

84            $278                        $1,375

85            $260                        $1,438

86            $242                        $1,505

87            $227                        $1,575

88            $212                        $1,648

89            $198                        $1,724

90            $185                        $1,804

91            $173                        $1,887

92            $161                        $1,974

93            $151                        $2,066

94            $141                        $2,162

95            $131                        $2,262


LONGEVITY INFORMATIONA

Assuming you're in good       50% chance of living to age  25% chance of living to age
health and age <70>, there's
a



                              86                           92


   A SOURCE: 2000 INDIVIDUAL ANNUITANT MORTALITY TABLE.
   This illustration is valid for money received by June 5, 2000.

INCOME ADVANTAGE ILLUSTRATION

ANNUITANT:                     John Doe       PURCHASE DATE:             June 5, 2000

SEX:                           Male           FIRST INCOME DATE:         July 15, 2000

DATE OF BIRTH:                 June 15, 1930  FREQUENCY OF INCOME:       Monthly

INCOME OPTION:                 Single Life    ANNUITY PURCHASE AMOUNT:   $100,000

PURCHASE ALLOCATION:           100% Variable  SOURCE OF FUNDS:           IRA/Qualified

                                              BENCHMARK RATE OF RETURN:  5.00%

                                              WITHDRAWAL OPTION:         Yes


   The purpose of this illustration is to show you how much your future income payments could be given a hypothetical rate of return. Your actual payments will depend on the performance of the investment Portfolios you choose. You can expect payments to go up and down and no minimum dollar amount of income is guaranteed.

          <MONTHLY> ANNUITY INCOME
          PROJECTION


                      Hypothetical 0% Return*                                             Hypothetical 12% Return*

YEAR  AGE  DATE      INCOME PAYMENTS            CUMULATIVE PAYMENTS  WITHDRAWAL VALUE    INCOME PAYMENTS



      70   6/5/2000                                                  $ 100,000

1     70   7/15/00   $ 653                      $ 653                $ 99,789            $ 662

2     71   7/15/01   $ 610                      $ 8,211              $ 90,352            $ 692

3     72   7/15/02   $ 570                      $ 15,272             $ 78,593            $ 724

4     73   7/15/03   $ 533                      $ 21,868             $ 67,579            $ 758

5     74   7/15/04   $ 498                      $ 28,029             $ 57,256            $ 793

6     75   7/15/05   $ 465                      $ 33,786             $ 47,596            $ 829

7     76   7/15/06   $ 434                      $ 39,163             $ 41,320            $ 868

8     77   7/15/07   $ 406                      $ 44,186             $ 35,532            $ 908

9     78   7/15/08   $ 379                      $ 48,879             $ 30,183            $ 950

10    79   7/15/09   $ 354                      $ 53,263             $ 25,244            $ 994

11    80   7/15/10   $ 331                      $ 57,358             $ 20,686            $ 1,040

12    81   7/15/11   $ 309                      $ 61,184             $ 16,483            $ 1,088

13    82   7/15/12   $ 289                      $ 64,758             $ 12,612            $ 1,139

14    83   7/15/13   $ 270                      $ 68,097             $ 9,048             $ 1,191

15    84   7/15/14   $ 252                      $ 71,216             $ 5,771             $ 1,246

16    85   7/15/15   $ 235                      $ 74,130             $ 2,762             $ 1,304

17    86   7/15/16   $ 220                      $ 76,852             $ 0                 $ 1,364

18    87   7/15/17   $ 205                      $ 79,394             $ 0                 $ 1,428

19    88   7/15/18   $ 192                      $ 81,770             $ 0                 $ 1,494

20    89   7/15/19   $ 179                      $ 83,989             $ 0                 $ 1,563





YEAR  CUMULATIVE PAYMENTS  WITHDRAWAL VALUE



                           $ 100,000

1     $ 662                $ 101,036

2     $ 8,798              $ 102,459

3     $ 17,310             $ 99,820

4     $ 26,217             $ 96,130

5     $ 35,536             $ 91,219

6     $ 45,286             $ 84,929

7     $ 55,487             $ 82,578

8     $ 66,161             $ 79,531

9     $ 77,328             $ 75,666

10    $ 88,013             $ 70,877

11    $ 101,238            $ 65,050

12    $ 114,029            $ 58,055

13    $ 127,413            $ 49,749

14    $ 141,415            $ 39,975

15    $ 156,066            $ 28,558

16    $ 171,395            $ 15,304

17    $ 187,433            $ 0

18    $ 204,214            $ 0

19    $ 221,771            $ 0

20    $ 240,141            $ 0


          <MONTHLY> ANNUITY INCOME
          PROJECTION


                       Hypothetical 0% Return*                                             Hypothetical 12% Return*

YEAR  AGE  DATE       INCOME PAYMENTS            CUMULATIVE PAYMENTS  WITHDRAWAL VALUE    INCOME PAYMENTS



21    90   7/15/2020  $ 167                      $ 86,062             $ 0                 $ 1,635

22    91   7/15/2021  $ 156                      $ 87,999             $ 0                 $ 1,711

23    92   7/15/2022  $ 146                      $ 89,808             $ 0                 $ 1,790

24    93   7/15/2023  $ 136                      $ 91,498             $ 0                 $ 1,873

25    94   7/15/2024  $ 128                      $ 93,077             $ 0                 $ 1,960

26    95   7/15/2025  $ 119                      $ 94,552             $ 0                 $ 2,050





YEAR  CUMULATIVE PAYMENTS  WITHDRAWAL VALUE



21    $ 259,362            $ 0

22    $ 279,472            $ 0

23    $ 300,512            $ 0

24    $ 322,527            $ 0

25    $ 345,560            $ 0

26    $ 369,660            $ 0


   * HYPOTHETICAL RETURNS ARE BEFORE ALL EXPENSES. THE CORRESPONDING RETURNS AFTER EXPENSES ARE: -1.95% AND 9.82%.

              net interest rate: -1.91%      net interest rate: 9.86%



age (x-axis)  monthly income(y-axis)         (monthly income y-axis)

70            $653                           661.5305647

71            $610                           692.1493746

72            $570                           724.18537

73            $533                           757.704145

74            $498                           792.7743298

75            $465                           829.4677311

76            $434                           867.8594792

77            $406                           908.0281816

78            $379                           950.0560844

79            $354                           994.0292402

80            $331                           1040.037685

81            $309                           1088.175621

82            $289                           1138.541612

83            $270                           1191.238783

84            $252                           1246.375032

85            $235                           1304.063251

86            $220                           1364.421557

87            $205                           1427.573536

88            $192                           1493.648492

89            $179                           1562.781714

90            $167                           1635.114753

91            $156                           1710.795712

92            $146                           1789.979549

93            $136                           1872.828395

94            $128                           1959.511883

95            $119                           2050.207498

96            $0                             0

97            $0                             0

98            $0                             0

99            $0                             0

100           $0                             0



LONGEVITY INFORMATIONA

Assuming you're in good       50% chance of living to age  25% chance of living to age
health and age <70>, there's
a



                              86                           92


   A SOURCE: 2000 INDIVIDUAL ANNUITANT MORTALITY TABLE.

   This illustration is valid for money received by June 5, 2000.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements

General Information

Performance

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

   Investment Company Act of 1940 File No. 811-06388

THIS PAGE INTENTIONALLY LEFT BLANK

E   FIAII-pro-0400
1.739027.100

INDIVIDUAL RETIREMENT ACCOUNT

DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.

 You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.
INVESTMENTS

6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for Federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any, will be distributed as follows:

 (a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

 (b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

  (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

  (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

15. Distributions are taxed generally as ordinary income under Federal income tax laws.

16. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

17. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

18. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

FINANCIAL INFORMATION

19. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

20. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) ADMINISTRATIVE CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) MORTALITY AND EXPENSE RISK CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) PORTFOLIO EXPENSES

 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION


INCOME ADVANTAGE

STATEMENT OF ADDITIONAL INFORMATION

APRIL 30, 2000

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2000, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Service Agreements             5

General Information            5

Performance                    5

Safekeeping of Variable        12
Account Assets

Distribution of the Contracts  12

State Regulation               12

Legal Matters                  12

Registration Statement         12

Independent Accountants        12

Financial Statements           12


SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

GENERAL INFORMATION

We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

In addition, Empire Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments, based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our
federal income tax filings.    Also, we receive fees from the funds'
Advisers for administrative services we provide.

PERFORMANCE

Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average
("DJIA"), Donoghue's Money Market Institutional Averages    and other
indices;     (2) other variable annuity separate accounts or other
investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment
Option through    December 31, 1999    . The performance information
is based on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date
that the Portfolios began operations,    from the date each Portfolio
began in the Separate Account,     and, for Portfolios in existence
for five years or more, for five years, through    December 31, 1999.
For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio.
The returns reflect the risk and administrative charge (1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on    December
31, 1999     if contract issued at commencement of Portfolio (which in
most cases it was not).

Investment Option             Start Date  One Year  Five Years  Life of Fund

Fidelity

Asset Manager                 9/6/89       9.98%     14.47%      12.02%*

Money Market                  4/1/82       4.12%     4.42%       4.23%*

Investment Grade Bond         12/5/88      (2.04)%   6.22%       6.12%*

Equity-Income                 10/9/86      5.27%     17.42%      13.35%*

Growth                        10/9/86      36.06%    28.44%      18.74%*

High Income                   9/19/85      7.07%     9.75%       11.31%*

Overseas                      1/28/87      41.20%    16.20%      10.31%*

Index 500                     8/27/92      19.31%    26.88%      19.86%

Asset Manager: Growth         1/3/95       14.11%   N/A          18.97%

Contrafund                    1/3/95       23.01%   N/A          26.46%

Growth Opportunities          1/3/95       3.23%    N/A          20.30%

Balanced                      1/3/95       3.50%    N/A          12.37%

Growth & Income               12/31/96     8.08%    N/A          21.33%

Mid Cap                       12/28/98     47.55%   N/A          51.59%

Morgan Stanley

Emerging Markets Equity       10/1/96      93.73%   N/A          11.36%

Emerging Markets Debt         6/16/97      28.08%   N/A          (3.77)%

Global Equity                 1/2/97       3.06%    N/A          12.90%

International Magnum          1/2/97       23.94%   N/A          12.85%

Strong

Opportunity Fund II           5/8/92       33.56%    22.12%      19.80%

Mid Cap Growth Fund II        12/31/96     87.98%   N/A          45.44%

Warburg Pincus

International Equity          6/30/95      51.90%   N/A          13.67%

Small Company Growth          6/30/95      67.39%   N/A          23.49%

Global Post-Venture Capital1  9/30/96      61.87%   N/A          21.12%

PBHG

Growth II                     5/1/97       96.22%   N/A          35.38%

Select Value2                 10/28/97     7.80%    N/A          21.65%

Select 20                     9/25/97      98.61%   N/A          67.01%

Small Cap Value               10/28/97     14.78%   N/A          13.52%

Technology & Communications   5/1/97       231.05%  N/A          75.41%


* 10 Years

Average Annual Total Return for Period Ending on 12/31/99 from date Portfolio Began in Separate Account.

Investment Option             Date When Portfolio Began In  Life
                              Separate Account


Fidelity

Asset Manager                 6/3/92                         11.65%

Money Market                  6/3/92                         3.82%

Investment Grade Bond         6/3/92                         5.28%

Equity-Income                 6/3/92                         15.53%

Growth                        6/3/92                         22.11%

High Income                   6/3/92                         9.33%

Overseas                      6/3/92                         12.26%

Index 500                     11/2/92                        20.03%

Asset Manager: Growth         1/9/95                         19.06%

Contrafund                    1/9/95                         26.64%

Growth Opportunities          1/27/97                        17.63%

Balanced                      1/27/97                        13.38%

Growth & Income               1/27/97                        21.24%

Morgan Stanley

Emerging Markets Equity       11/24/97                       19.80%

Emerging Markets Debt         11/24/97                       (2.35)%

Global Equity                 11/24/97                       8.48%

International Magnum          11/24/97                       14.02%

Strong

Opportunity Fund II           11/24/97                       22.16%

Mid Cap Growth Fund II        11/24/97                       53.31%

Warburg Pincus

International Equity          11/24/97                       23.79%

Small Company Growth          11/24/97                       26.55%

Global Post-Venture Capital1  11/24/97                       30.50%

PBHG

Growth II                     11/24/97                       43.41%

Select Value2                 11/24/97                       21.72%

Select 20                     11/24/97                       77.22%

Small Cap Value               11/24/97                       13.90%

Technology & Communications   11/24/97                       99.64%


In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple
change in value of an investment over a stated period.    One year
cumulative total returns are identical to the one year average annual total returns in Table 1.

Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began
operations through December 31, 199   9    . The returns reflect the
risk and administrative charge (1% on an annual basis).
Table 2: Cumulative Total Return for Period Ending on 12/31/99.

Investment Option             Start Date  One Year  Five Years  Life of Fund

Fidelity

Asset Manager                 9/6/89       9.98%     96.56%      211.26%*

Money Market                  4/1/82       4.12%     24.15%      51.31%*

Investment Grade Bond         12/5/88      (2.04)%   35.23%      81.06%*

Equity-Income                 10/9/86      5.27%     123.25%     249.98%*

Growth                        10/9/86      36.06%    249.55%     457.04%*

High Income                   9/19/85      7.07%     59.23%      191.98%*

Overseas                      1/28/87      41.20%    111.84%     166.87%*

Index 500                     8/27/92      19.31%    228.83%     278.62%

Asset Manager: Growth         1/3/95       14.11%   N/A          138.07%

Contrafund                    1/3/95       23.01%   N/A          223.02%

Growth Opportunities          1/3/95       3.23%    N/A          151.73%

Balanced                      1/3/95       3.50%    N/A          79.08%

Growth & Income               12/31/96     8.08%    N/A          78.59%

Mid Cap                       12/28/98     47.55%   N/A          52.11%

Morgan Stanley

Emerging Markets Debt         6/16/97      28.08%   N/A          (9.31)%

Emerging Markets Equity       10/1/96      93.73%   N/A          41.84%

Global Equity                 1/2/97       3.06%    N/A          43.83%

International Magnum          1/2/97       23.94%   N/A          43.64%

PBHG

Growth II                     5/1/97       96.22%   N/A          124.40%

Technology &

Communications                5/1/97       231.05%  N/A          347.94%

Select Value2                 10/28/97     7.80%    N/A          53.17%

Small Cap Value               10/28/97     14.78%   N/A          31.77%

Select 20                     9/25/97      98.61%   N/A          219.64%

Strong

Mid Cap Growth Fund II        12/31/96     87.98%   N/A          207.67%

Opportunity Fund II           5/8/92       33.56%    171.61%     298.47%

Warburg Pincus

International Equity          6/30/95      51.90%   N/A          78.17%

Small Company Growth          6/30/95      67.39%   N/A          158.77%

Global Post-Venture Capital1  9/30/96      61.87%   N/A          86.45%


* 10 Year Return shown. (The Separate Account inception date is
7/22/87.)

   Cumulative Total Return From Date When Portfolio Began in Separate
Account.

Investment Option             Date When Portfolio Began In  Life
                              Separate Account


Fidelity

Asset Manager                 6/3/92                         130.53%

Money Market                  6/3/92                         32.87%

Investment Grade Bond         6/3/92                         47.68%

Equity-Income                 6/3/92                         198.78%

Growth                        6/3/92                         354.61%

High Income                   6/3/92                         96.65%

Overseas                      6/3/92                         140.28%

Index 500                     11/2/92                        269.83%

Asset Manager: Growth         1/9/95                         138.31%

Contrafund                    1/9/95                         223.99%

Growth Opportunities          1/27/97                        60.83%

Balanced                      1/27/97                        44.39%

Growth & Income               1/27/97                        75.70%

Morgan Stanley

Emerging Markets Debt         11/24/97                       (4.88)%

Emerging Markets Equity       11/24/97                       46.17%

Global Equity                 11/24/97                       18.66%

International Magnum          11/24/97                       31.74%

PBHG

Growth II                     11/24/97                       113.32%

Technology & Communications   11/24/97                       327.50%

Select Value2                 11/24/97                       51.14%

Small Cap Value               11/24/97                       31.45%

Select 20                     11/24/97                       232.84%

Strong

Mid Cap Growth Fund II        11/24/97                       145.43%

Opportunity Fund II           11/24/97                       52.30%

Warburg Pincus

International Equity          11/24/97                       56.59%

Small Company Growth          11/24/97                       64.01%

Global Post-Venture Capital1  11/24/97                       74.96%


   1 Previously     called Warburg Pincus Post-Venture Capital.

   2 Previously     called PBHG Large Cap Value.

YIELDS

Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield.
For the 7 day period ending on 12/31/   1999    , the Money Market
Investment Option had a current yield of 4.6   8    % and an effective
yield of 4.   79    %.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the
period ending on 12/31/   1999     was    5.72    % for the Investment
Grade Bond Investment Option, 9.   91    % for the High Income
Investment Option and    13.21    % for Emerging Markets Debt
Investment Option.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard &
Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The balance sheets of Empire Fidelity Investments Life Insurance
Company as of December 31, 199   9     and 199   8    , and the
related statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in
the period ended December 31, 199   9    , and the statement of assets
and liabilities of the Empire Fidelity Investments Variable Annuity
Account A as of December 31, 199   9    , and the related statements
of operations and    of     changes in net assets for the years ended
December 31, 199   9     and 199   8     included in this registration
statement have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INCOME ADVANTAGE

STATEMENT OF ADDITIONAL INFORMATION

APRIL 30, 2000

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2000, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Service Agreements             91

General Information            91

Performance                    92

Safekeeping of Variable        99
Account Assets

Distribution of the Contracts  99

State Regulation               99

Legal Matters                  99

Registration Statement         99

Independent Accountants        100

Financial Statements           100


SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

GENERAL INFORMATION

We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

In addition, Empire Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional
payments    and/or withdrawals     have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments, based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our
federal income tax filings.    Also, we receive fees from the funds'
Advisers for administrative services we provide.

   (THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

   WITHDRAWAL (LIQUIDITY) VALUE

   If you elect annuity income with a withdrawal option the following provisions are applicable.

   The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

   (small solid bullet) Part A

   Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

   At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

   (1) Start with Part A at the close of the prior Valuation
Period.

   (2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page __. Then add the values for each variable Subaccount together.

   (3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

   (4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

   Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

   (small solid bullet) Part B

   Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

   At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

   (1) Start with Part B at the close of the prior Valuation
Period.

   (2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable
Subaccount together.

   (3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

   (4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

   The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

PERFORMANCE

Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average
("DJIA"), Donoghue's Money Market Institutional Averages    and other
indices    ; (2) other variable annuity separate accounts or other
investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment
Option through    December 31, 1999    . The performance information
is based on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date
that the Portfolios began operations   , from the date each Portfolio
began in the Separate Account    , and, for Portfolios in existence
for five years or more, for five years, through December 31,
199   9    .    For any Portfolio in existence ten years or more,
figures are shown for a ten year period.     The returns reflect the
risk and administrative charge (1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on    December
31,1999     if contract issued at commencement of Portfolio (which in
most cases it was not).

Investment Option             Start Date  One Year  Five Years  Life of Fund

Fidelity

Asset Manager                 9/6/89       9.98%     14.47%      12.02%*

Money Market                  4/1/82       4.12%     4.42%       4.23%*

Investment Grade Bond         12/5/88      (2.04)%   6.22%       6.12%*

Equity-Income                 10/9/86      5.27%     17.42%      13.35%*

Growth                        10/9/86      36.06%    28.44%      18.74%*

High Income                   9/19/85      7.07%     9.75%       11.31%*

Overseas                      1/28/87      41.20%    16.20%      10.31%*

Index 500                     8/27/92      19.31%    26.88%      19.86%

Asset Manager: Growth         1/3/95       14.11%   N/A          18.97%

Contrafund                    1/3/95       23.01%   N/A          26.46%

Growth Opportunities          1/3/95       3.23%    N/A          20.30%

Balanced                      1/3/95       3.50%    N/A          12.37%

Growth & Income               12/31/96     8.08%    N/A          21.33%

Mid Cap                       12/28/98     47.55%   N/A          51.59%

Morgan Stanley

Emerging Markets Equity       10/1/96      93.73%   N/A          11.36%

Emerging Markets Debt         6/16/97      28.08%   N/A          (3.77)%

Global Equity                 1/2/97       3.06%    N/A          12.90%

International Magnum          1/2/97       23.94%   N/A          12.85%

Strong

Opportunity Fund II           5/8/92       33.56%    22.12%      19.80%

Mid Cap Growth Fund II        12/31/96     87.98%   N/A          45.44%

Warburg Pincus

International Equity          6/30/95      51.90%   N/A          13.67%

Small Company Growth          6/30/95      67.39%   N/A          23.49%

Global Post-Venture Capital1  9/30/96      61.87%   N/A          21.12%

PBHG

Growth II                     5/1/97       96.22%   N/A          35.38%

Select Value2                 10/28/97     7.80%    N/A          21.65%

Select 20                     9/25/97      98.61%   N/A          67.01%

Small Cap Value               10/28/97     14.78%   N/A          13.52%

Technology & Communications   5/1/97       231.05%  N/A          75.41%


* 10 Years

Average Annual Total Return for Period Ending on 12/31/99 from date Portfolio Began in Separate Account.

Investment Option             Date When Portfolio Began in  Life
                              Separate Account


Fidelity

Asset Manager                 6/3/92                         11.65%

Money Market                  6/3/92                         3.82%

Investment Grade Bond         6/3/92                         5.28%

Equity-Income                 6/3/92                         15.53%

Growth                        6/3/92                         22.11%

High Income                   6/3/92                         9.33%

Overseas                      6/3/92                         12.26%

Index 500                     11/2/92                        20.03%

Asset Manager: Growth         1/9/95                         19.06%

Contrafund                    1/9/95                         26.64%

Growth Opportunities          1/27/97                        17.63%

Balanced                      1/27/97                        13.38%

Growth & Income               1/27/97                        21.24%

Morgan Stanley

Emerging Markets Equity       11/24/97                       19.80%

Emerging Markets Debt         11/24/97                       (2.35)%

Global Equity                 11/24/97                       8.48%

International Magnum          11/24/97                       14.02%

Strong

Opportunity Fund II           11/24/97                       22.16%

Mid Cap Growth Fund II        11/24/97                       53.31%

Warburg Pincus

International Equity          11/24/97                       23.79%

Small Company Growth          11/24/97                       26.55%

Global Post-Venture Capital1  11/24/97                       30.50%

PBHG

Growth II                     11/24/97                       43.41%

Select Value2                 11/24/97                       21.72%

Select 20                     11/24/97                       77.22%

Small Cap Value               11/24/97                       13.90%

Technology & Communications   11/24/97                       99.64%


In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Table 2 shows the cumulative total return on a hypothetical investment
in the Investment Options    for stated periods     from the date the
Portfolios began operations   , and from the date each Portfolio began
in the separate account (if less than 10 years),     through December
31, 199   9    . The returns reflect the risk and administrative
charge (1% on an annual basis).

Table 2: Cumulative Total Return for Period Ending on 12/31/99.

Investment Option             Start Date  One Year  Five Years  Life of Fund

Fidelity

Asset Manager                 9/6/89       9.98%     96.56%      211.26%*

Money Market                  4/1/82       4.12%     24.15%      51.31%*

Investment Grade Bond         12/5/88      (2.04)%   35.23%      81.06%*

Equity-Income                 10/9/86      5.27%     123.25%     249.98%*

Growth                        10/9/86      36.06%    249.55%     457.04%*

High Income                   9/19/85      7.07%     59.23%      191.98%*

Overseas                      1/28/87      41.20%    111.84%     166.87%*

Index 500                     8/27/92      19.31%    228.83%     278.62%

Asset Manager: Growth         1/3/95       14.11%   N/A          138.07%

Contrafund                    1/3/95       23.01%   N/A          223.02%

Growth Opportunities          1/3/95       3.23%    N/A          151.73%

Balanced                      1/3/95       3.50%    N/A          79.08%

Growth & Income               12/31/96     8.08%    N/A          78.59%

Mid Cap                       12/28/98     47.55%   N/A          52.11%

Morgan Stanley

Emerging Markets Debt         6/16/97      28.08%   N/A          (9.31)%

Emerging Markets Equity       10/1/96      93.73%   N/A          41.84%

Global Equity                 1/2/97       3.06%    N/A          43.83%

International Magnum          1/2/97       23.94%   N/A          43.64%

PBHG

Growth II                     5/1/97       96.22%   N/A          124.40%

Technology &

Communications                5/1/97       231.05%  N/A          347.94%

Select Value2                 10/28/97     7.80%    N/A          53.17%

Small Cap Value               10/28/97     14.78%   N/A          31.77%

Select 20                     9/25/97      98.61%   N/A          219.64%

Strong

Mid Cap Growth Fund II        12/31/96     87.98%   N/A          207.67%

Opportunity Fund II           5/8/92       33.56%    171.61%     298.47%

Warburg Pincus

International Equity          6/30/95      51.90%   N/A          78.17%

Small Company Growth          6/30/95      67.39%   N/A          158.77%

Global Post-Venture Capital1  9/30/96      61.87%   N/A          86.45%


* 10 Year Return shown. (The Separate Account inception date is
7/22/87.)

   Cumulative Total Return From Date When Portfolio Began in Separate
Account.

Investment Option             Date When Portfolio Began In  Life
                              Separate Account


Fidelity

Asset Manager                 6/3/92                         130.53%

Money Market                  6/3/92                         32.87%

Investment Grade Bond         6/3/92                         47.68%

Equity-Income                 6/3/92                         198.78%

Growth                        6/3/92                         354.61%

High Income                   6/3/92                         96.65%

Overseas                      6/3/92                         140.28%

Index 500                     11/2/92                        269.83%

Asset Manager: Growth         1/9/95                         138.31%

Contrafund                    1/9/95                         223.99%

Growth Opportunities          1/27/97                        60.83%

Balanced                      1/27/97                        44.39%

Growth & Income               1/27/97                        75.70%

Morgan Stanley

Emerging Markets Debt         11/24/97                       (4.88)%

Emerging Markets Equity       11/24/97                       46.17%

Global Equity                 11/24/97                       18.66%

International Magnum          11/24/97                       31.74%

PBHG

Growth II                     11/24/97                       113.32%

Technology & Communications   11/24/97                       327.50%

Select Value2                 11/24/97                       51.14%

Small Cap Value               11/24/97                       31.45%

Select 20                     11/24/97                       232.84%

Strong

Mid Cap Growth Fund II        11/24/97                       145.43%

Opportunity Fund II           11/24/97                       52.30%

Warburg Pincus

International Equity          11/24/97                       56.59%

Small Company Growth          11/24/97                       64.01%

Global Post-Venture Capital1  11/24/97                       74.96%


   1 Previously called Warburg Pincus Post-Venture Capital.

   2 Previously called PBHG Large Cap Value.

YIELDS

Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield.
For the 7 day period ending on 12/31/   1999    , the Money Market
Investment Option had a current yield of 4.   68    % and an effective
yield of 4.   79    %.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the
period ending on 12/31/   1999     was    5.72    % for the Investment
Grade Bond Investment Option, 9.   91    % for the High Income
Investment Option and    13.21    % for Emerging Markets Debt
Investment Option.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard &
Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The balance sheets of Empire Fidelity Investments Life Insurance
Company as of December 31, 199   9     and 199   8    , and the
related statements of income and comprehensive income, of stockholder's equity, and of cash flows for each of the three years in
the period ended December 31, 199   9    , and the statement of assets
and liabilities of the Empire Fidelity Investments Variable Annuity
Account A as of December 31, 199   9    , and the related statements
of operations and    of     changes in net assets for the years ended
December 31, 199   9     and 199   8     included in this registration
statement have been included herein in reliance on the    reports of
PricewaterhouseCoopers LLP, independent accountants, given on the
authority of that firm as experts in accounting an    d auditing.

FINANCIAL STATEMENTS

The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.


 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
 FINANCIAL STATEMENTS
 FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
 (A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
 FINANCIAL STATEMENTS
 for the years ended December 31, 1999, 1998 and 1997

                               Page(s)

Report of Independent          1
Accountants

Balance Sheets                 2

Statements of Income and       3
Comprehensive Income

Statements of Stockholder's    4
Equity

Statements of Cash Flows       5

Notes to Financial Statements  6-14


 REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

January 25, 2000

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

BALANCE SHEETS
(in thousands, except share data)
December 31, 1999 and 1998


ASSETS                           1999        1998

Debt securities available for    $21,076     $19,386
sale

Cash and cash equivalents        1,434       2,363

Accrued investment income        409         331

Deferred policy acquisition      18,981      16,253
costs

Other assets                     119         36

Separate account assets          1,387,038   1,018,128

Total assets

                                 $1,429,057  $1,056,497

LIABILITIES

Future contract and policy       $4,801      $4,919
benefits

Deferred tax liability           3,357       3,508

Payable to parent and            2,152       1,903
affiliates

Other liabilities and accrued    300         200
expenses

Separate account liabilities     1,387,037   1,017,950

Total liabilities

                                 1,397,647   1,028,480

Commitments and contingencies
(Note 8)

STOCKHOLDER'S EQUITY

Common stock, par value $10
per share -

200,000 shares authorized,
issued and

outstanding                      2,000       2,000

Additional paid-in capital       12,500      12,500

Accumulated other comprehensive

(loss) income                    (356)       395

Retained earnings                17,266      13,122



Total stockholder's equity       31,410      28,017



Total liabilities and            $1,429,057  $1,056,497
stockholder's equity



The accompanying notes are an

integral part

of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 1999, 1998
and 1997


                                 1999     1998    1997

Revenues:

Fees charged to contractholders  $9,668   $7,461  $6,933

Net investment income            1,120    1,007   1,131

Net realized gains               15       205     123

Premium revenue                  152      19      -

                                 10,955   8,692   8,187

Benefits and expenses:

Contract and policy benefits     543      220     357
and expenses

Underwriting, acquisition and    3,747    1,187   3,997
insurance

expenses (1)                     4,290    1,407   4,354

Income before provision for      6,665    7,285   3,833
income taxes

Provision for income taxes       2,521    2,686   1,452

Net income                       4,144    4,599   2,381

Other comprehensive (loss)
income, before

tax:

Unrealized (losses) gains on
securities:

Unrealized holding (losses)      (1,141)  369     285
gains arising

during the period

Less: reclassification
adjustment for gains

included

in net income                    (15)     (205)   (123)

Benefit (provision) for
income taxes related

to items of

other comprehensive (loss)       405      (58)    (57)
income

Other comprehensive (loss)       (751)    106     105
income, net of tax

Comprehensive income             $3,393   $4,705  $2,486



(1) Includes affiliated party
transactions

(Note 6)



The accompanying notes are an

integral part

of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

For the years ended
December 31, 1999,
1998 and 1997



                                               Accumulated

                                   Additional  Other                    Total

                           Common  Paid-In     Comprehensive  Retained  Stockholder's

                           Stock   Capital     (Loss) Income  Earnings  Equity



Balance at

December 31, 1996          $2,000  $11,500     $184           $6,142    $19,826

Comprehensive income:

Net income                                                    2,381     2,381

Other                                          105                      105
comprehensive

income



Balance at                 2,000   11,500      289            8,523     22,312

December 31, 1997



Capital
contribution

from parent                        1,000                                1,000



Comprehensive income:

Net income                                                    4,599     4,599

Other                                          106                      106
comprehensive

income



Balance at                 2,000   12,500      395            13,122    28,017

Decemebr 31, 1998



Comprehensive income:

Net income                                                    4,144     4,144

Other                                          (751)                    (751)
comprehensive loss



Balance at

December 31, 1999          $2,000  $12,500     $(356)         $17,266   $31,410



The accompanying
notes

are an integral
part of

the financial statements.



EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 1999,
1998 and 1997

                                 1999     1998     1997



Cash flows from operating
activities:

Net income                       $4,144   $4,599   $2,381

Adjustments to reconcile net
income to net

cash provided by

operating activities:

Amortization of bond discount    171      124      116
and premium

Realized loss on investments     (15)     (205)    (123)

Depreciation                     4        6        8

Change in deferred taxes         253      787      (172)

Addition to deferred policy
acquisition

costs, net of amortization       (2,728)  (3,293)  (371)

Change in assets and
liabilities:

Accrued investment income        (78)     (6)      (60)

Transfer from (to) separate      177      (17)     89
accounts

Future contract and policy       (118)    (2,264)  126
benefits

Payable to parent and            249      882      477
affiliates, net

Other assets and liabilities     14       86       (153)



Net cash provided by operating   2,073    699      2,318
activities



Cash flows from investing
activities:

Purchase of investments          (9,913)  (9,043)  (15,707)

Proceeds from disposal of        6,911    9,078    13,078
investments



Net cash (used in) provided by

investing activities             (3,002)  35       (2,629)



Cash flows from financing
activities:

Capital contribution from        -        1,000    -
parent



Net cash provided by financing

activities                       -        1,000    -



Net (decrease) increase in cash

and cash equivalents             (929)    1,734    (311)



Cash and cash equivalents:

Beginning of year                2,363    629      940



End of year                      $1,434   $2,363   $629



The accompanying notes are an

integral

part of the financial statements.

 1. Organization:

 Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance
Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

 The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the Morgan Stanley Dean Witter Universal Funds, the PBHG Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds, which are reported at the net asset value of such portfolios.

 In 1998, the Company began offering a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years.

 2. Summary of Significant Accounting Policies:

 Basis of Presentation

 The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

 Investments

 Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities are reported as other comprehensive income. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

 Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined by the specific identification method. Realized gains or losses on the Company's funds retained in the separate account are reflected in income.

 Cash and Cash Equivalents

 The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to fund long-term investments and to meet operating cash requirements were $1,387,000 and $2,358,000, at December 31, 1999 and 1998, respectively.

 Separate Account

 Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. Differences between separate account assets and separate account liabilities represent Company funds due to (from) the separate accounts.

 Revenue Recognition

 Fees charged to contractholders include mortality and expense risk, administrative charges and surrender charges for variable annuity contractholders. Premium revenues for term life insurance policies are recognized as revenue over the premium-paying period.

 Future Contract and Policy Benefits

 Future contract and policy benefits are liabilities for fixed annuity and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future contract benefits for annuity products are computed using interest rates ranging from 3.5% to 6.9% and approximate the contractholder's account balance. The liabilities for future policy benefits for traditional life insurance products are computed using the natural reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

 Deferred Policy Acquisition Costs

 The costs of acquiring new business, principally first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with a contractual agreement as described in Note 6 and certain expenses for traditional life policy issue and underwriting, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits or expected future policy premiums.

 Income Taxes

 The Company is included in the consolidated federal income tax return filed by FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.

 The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

 Fair Value of Financial Instruments

 Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values and methods used to estimate fair values of financial instruments are disclosed throughout the notes to financial statements.

 Use of Estimates

 The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 New Accounting Pronouncements

 In 1999, the Company adopted Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP No. 97-3). SOP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. The adoption of SOP No. 97-3 did not have a material impact on the results of operations or financial position.

 In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (Statement No. 133), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of adopting Statement No. 133.

 3. Investments:

 The components of net investment income were as follows:

                                 Years ended December 31,

                                 1999                      1998    1997

                                 (in thousands)

 Debt securities                 $1,284                    $1,182  $1,187

 Cash and cash equivalents       107                       39      24

 Investment in separate account  10                        20      56

 Total investment income         1,401                     1,241   1,267

 Investment expenses             281                       234     136

 Net investment income           $1,120                    $1,007  $1,131

 Gross realized gains and losses from the sale of debt securities were as follows:

                        Years ended December 31,

                        1999                      1998  1997

                        (in thousands)

 Gross realized gains   $47                       $207  $131

 Gross realized losses  $32                       $ 2   $ 8

 The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:


                       December 31, 1999

                                          Gross       Gross       Estimated

                       Amortized          Unrealized  Unrealized  Fair

                       Cost               Gains       Losses      Value

                       (in thousands)

U.S. Treasury

Securities             $ 5,126            $62         $(133)      $ 5,055

Corporate              15,474             1           (468)       15,007
securities

Loan-backed bonds

and
structured

securities             1,023              -           (9)         1,014

Total debt securities  $21,623            $63         $(610)      $21,076



                       December 31, 1998

                                          Gross       Gross       Estimated

                       Amortized          Unrealized  Unrealized  Fair

                       Cost               Gains       Losses      Value

                       (in thousands)

U.S. Treasury

securities             $ 6,092            $401        $ (7)       $ 6,486

Corporate              11,531             194         (8)         11,717
securities

Loan-backed bonds

and
structured

securities             1,153              30          -           1,183

Total debt securities  $18,776            $625        $(15)       $19,386



 The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Estimated

                               Amortized       Fair

                               Cost            Value

                               (in thousands)

 Due in 1 year or less         $ 436           $ 436

 Due after 1 year through 5    13,491          13,266
years

 Due after 5 years through 10  5,944           5,705
years

 Due after 10 years            729             655

 Subtotal                      20,600          20,062

 Loan-backed bonds and         1,023           1,014
structured securities

                               $21,623         $21,076

 All debt securities are investment grade and there are no significant concentrations by issuer or by industry, other than U.S. Treasury securities.

4. Income Taxes:

 The components of the provision for income taxes attributable to operations were as follows:

                             Years ended December 31,

                             1999                      1998    1997

                             (in thousands)

 Current                     $2,268                    $1,899  $1,624

 Deferred                    253                       787     (172)

 Provision for income taxes  $2,521                    $2,686  $1,452

 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liability were as follows:

                                Years ended December 31,

                                1999                      1998

                                (in thousands)

 Deferred income tax
liabilities:

 Deferred policy acquisition    $4,281                    $3,800
costs

 Unrealized (loss) gain on

 securities available for sale  (191)                     214

 Contractholder reserves        (740)                     (517)

 Other, net                     7                         11

 Net deferred tax liability     $3,357                    $3,508

 The Company paid FILI federal income taxes of $1,618,000, $1,287,000, and $1,136,000 in 1999, 1998 and 1997, respectively, related to the Company's separate-company basis net operating results for the year. Payables to FILI of $382,000 and $392,000 have been recorded in 1999 and 1998, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments. State taxes of $371,000, $67,000, and $234,000 were paid in 1999, 1998, and 1997, respectively. State income tax payable of $85,000 was recorded in 1998.

 The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 1994 and thereafter. A refund to claim for additional dividends received deduction and foreign tax credit has been filed with the Internal Revenue Service for the tax years ended 1994 through 1998 and is under review. In management's opinion, adequate tax liabilities have been established for all years.

 The effective tax rates approximate the statutory federal income tax rates for the years ended 1999, 1998 and 1997.

 5. Stockholder's Equity and Dividend Restrictions:

 Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, the Company may pay dividends only from profits arising from the business. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend.

 Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:


                          Years ended December 31,

                          1999                      1998     1997

                          (in thousands)

 Statutory net income     $2,277                    $1,933   $1,707

 Statutory capital stock

 and surplus              $16,541                   $14,276  $11,348

 6. Affiliated Company Transactions:

 The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc., Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company also pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $4,361,000, $2,888,000 and $2,978,000 in 1999, 1998 and
1997, respectively.

 The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $1,080,000, $961,000 and $683,000 in 1999,
1998 and 1997, respectively, for such services.

 FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $28,000, $24,000 and $20,000 were charged to the Company in 1999, 1998 and 1997, respectively.

 FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $72,000, $74,000 and $63,000 in 1999, 1998 and 1997, respectively.

 The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $69,000 and $18,000 in 1999 and 1998, respectively.

 7. Underwriting, Acquisition and Insurance Expenses:

 Underwriting, acquisition and insurance expenses were as follows:

                             Years ended December 31,

                             1999                      1998     1997

                             (in thousands)

 Commissions, gross          $4,361                    $2,888   $2,978

 Capitalization of deferred

 policy acquisition costs    (4,462)                   (2,903)  (2,978)

 Amortization of deferred

 policy

 acquisition costs           1,734                     (390)    2,607

 Taxes, licenses and fees    24                        41       31

 General insurance expenses  2,090                     1,551    1,359

                             $3,747                    $1,187   $3,997

 Amortization of deferred policy acquisition costs is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. In 1999, 1998 and 1997, the Company adjusted amortization by $101,000, $(1,095,000) and $1,850,000, respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.



 8. Commitment and Contingencies:

 Reinsurance

 The Company reinsures certain of its life insurance products risks with other companies. The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

 The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.

 The Company is contingently liable for claims reinsured that the assuming company is unable to pay.

 Litigation

 The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity.

STATEMENT OF ASSETS AND LIABILITIES
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
ASSETS                         DECEMBER 31, 1999
Investments at current market
value:
 Variable Insurance Products
Fund (VIP)
  Money Market Portfolio -     $ 73,675,888
73,675,888 shares (cost
$73,675,888)
  High Income Portfolio -       21,011,435
1,857,775 shares (cost
$23,135,717)
  Equity-Income Portfolio -     150,855,334
5,867,574 shares (cost
$120,343,187)
  Growth Portfolio -            214,015,765
3,896,154 shares (cost
$141,276,984)
  Overseas Portfolio -          35,103,688
1,279,289 shares (cost
$24,960,242)
 Variable Insurance Products
Fund II (VIP II)
  Investment Grade Bond         18,180,446
Portfolio - 1,495,102 shares
(cost $18,987,875)
  Asset Manager Portfolio -     96,167,149
5,150,892 shares (cost
$81,423,921)
  Index 500 Portfolio -         133,604,577
798,068 shares (cost
$95,383,210)
  Asset Manager: Growth         34,851,182
Portfolio - 1,896,147 shares
(cost $28,952,843)
  Contrafund Portfolio -        207,986,592
7,135,046 shares (cost
$127,154,236)
 Variable Insurance Products
Fund III (VIP III)
  Balanced Portfolio -          10,732,414
670,776 shares (cost
$10,420,411)
  Growth & Income Portfolio -   66,659,614
3,853,157 shares (cost
$56,415,076)
  Growth Opportunities          34,516,975
Portfolio - 1,491,014 shares
(cost $29,660,954)
 Morgan Stanley Dean Witter
Universal Funds (MSDWUF)
  Emerging Markets Equity       5,621,270
Portfolio - 404,117 shares
(cost $4,392,090)
  Emerging Markets Debt         294,588
Portfolio - 42,632 shares
(cost $373,882)
  Global Equity Portfolio -     1,719,496
133,501 shares (cost
$1,775,999)
  International Magnum          1,140,269
Portfolio - 82,093 shares
(cost $1,025,884)
 PBHG Insurance Series Funds
(PBHG)
  Growth II Portfolio -         12,550,555
544,493 shares (cost
$9,705,856)
  Small Cap Value Portfolio -   2,083,706
154,807 shares (cost
$1,872,958)
  Large Cap Value Portfolio -   3,627,059
238,779 shares (cost
$3,557,541)
  Technology & Communications   155,805,105
Portfolio - 3,386,331 shares
(cost $84,660,190)
  Select 20 Portfolio -         71,540,974
2,187,797 shares (cost
$37,494,622)
 Strong Variable Insurance
Funds (SVIF)
  Discovery Fund II Portfolio   283,975
- - 24,954 shares (cost
$304,153)
  Mid Cap Growth Fund II        22,331,219
Portfolio - 735,305 shares
(cost $16,850,066)
  Opportunity Fund II           5,527,257
Portfolio - 212,669 shares
(cost $4,824,528)
 Warburg Pincus Trust (WPT)
  Small Company Growth          4,294,261
Portfolio - 163,903 shares
(cost $3,578,144)
  International Equity          1,957,653
Portfolio - 117,225 shares
(cost $1,727,785)
  Post-Venture Capital          899,556
Portfolio - 46,706 shares
(cost $663,121)
   Total Assets                $ 1,387,038,002
NET ASSETS COMPRISED OF:
 Variable Annuity Contracts    $ 1,323,139,333
 Annuity Reserves               63,898,151
 Retained in Variable Account   518
by Empire Fidelity
Investments Life Insurance
Company
NET ASSETS                     $ 1,387,038,002
STATEMENT OF OPERATIONS
For the years ended December 31, 1999 and 1998

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                              SUBACCOUNTS INVESTING IN:
                                 VIP -   MONEY MARKET                    VIP -   HIGH INCOME
                              12/31/99                   12/31/98     12/31/99                 12/31/98
INCOME:
Dividends                     $ 3,357,223                $ 2,645,742  $ 2,099,050              $ 1,889,480
EXPENSES:
Mortality risk, expense risk   539,298                    403,367      184,513                  217,487
and administrative charges
Net investment income (loss)   2,817,925                  2,242,375    1,914,537                1,671,993
Realized gain (loss) on sale   0                          0            25,945                   357,137
of fund shares
Realized gain distributions    0                          0            78,469                   1,200,608
Unrealized appreciation        0                          0            (358,076)                (4,611,108)
(depreciation)
Net increase (decrease) in    $ 2,817,925                $ 2,242,375  $ 1,660,875              $ (1,381,370)
net assets from operations

                              VIP -   EQUITY-INCOME                    VIP -   GROWTH                    VIP -   OVERSEAS
                           12/31/99                   12/31/98      12/31/99            12/31/98      12/31/99
INCOME:
Dividends                  $ 2,502,500                $ 2,627,503   $ 247,409           $ 474,706     $ 374,181
EXPENSES:
Mortality risk, expense
risk                        1,370,374                  1,545,117     1,380,231           866,799       208,952
and administrative charges
Net investment income
(loss)                      1,132,126                  1,082,386     (1,132,822)         (392,093)     165,229
Realized gain (loss) on
sale                        18,298,450                 13,591,971    8,907,460           5,631,524     1,095,549
of fund shares
Realized gain
distributions               5,531,843                  9,350,819     15,555,825          12,417,303    603,518
Unrealized appreciation     (16,419,983)               (6,201,694)   31,480,768          17,537,413    7,830,754
(depreciation)
Net increase (decrease) in $ 8,542,436                $ 17,823,482  $ 54,811,231        $ 35,194,147  $ 9,695,050
net assets from operations

                              12/31/98
INCOME:
Dividends                     $ 474,801
EXPENSES:
Mortality risk, expense risk   215,683
and administrative charges
Net investment income (loss)   259,118
Realized gain (loss) on sale   1,010,697
of fund shares
Realized gain distributions    1,399,412
Unrealized appreciation        (181,229)
(depreciation)
Net increase (decrease) in    $ 2,487,998
net assets from operations

                               VIP II -  INVESTMENT  GRADE                  VIP II -  ASSET MANAGER
                              BOND
                              12/31/99                      12/31/98       12/31/99                   12/31/98
INCOME:
Dividends                     $ 912,986                     $ 486,031      $ 3,153,859                $ 2,869,728
EXPENSES:
Mortality risk, expense risk   168,113                          113,320     772,222                      757,524
and administrative charges
Net investment income (loss)   744,873                        372,711       2,381,637                   2,112,204
Realized gain (loss) on sale   (66,066)                       246,114       2,706,295                  2,157,446
of fund shares
Realized gain distributions    286,426                        57,665        3,994,889                  8,609,183
Unrealized appreciation        (1,395,292)                     349,622      63,475                       (655,336)
(depreciation)
Net increase (decrease) in    $ (430,059)                     $ 1,026,112  $ 9,146,296                 $ 12,223,497
net assets from operations

                               VIP II -  INDEX 500                   VIP II -  ASSET MANAGER:
                                                                    GROWTH
                              12/31/99               12/31/98       12/31/99                    12/31/98
INCOME:
Dividends                     $ 1,093,942            $ 1,020,047    $ 786,181                   $ 655,208
EXPENSES:
Mortality risk, expense risk   1,010,291                797,686      273,874                       263,271
and administrative charges
Net investment income (loss)   83,651                  222,361       512,307                      391,937
Realized gain (loss) on sale   9,310,383              10,983,929     2,178,418                   2,050,502
of fund shares
Realized gain distributions    742,318                2,362,610      1,303,909                   3,064,065
Unrealized appreciation        12,109,896               9,112,387    515,712                       (667,729)
(depreciation)
Net increase (decrease) in    $ 22,246,248            $ 22,681,287  $ 4,510,346                  $ 4,838,775
net assets from operations

                               VIP II -  CONTRAFUND
                              12/31/99                12/31/98
INCOME:
Dividends                     $ 840,467               $ 921,708
EXPENSES:
Mortality risk, expense risk   1,544,696                 1,187,967
and administrative charges
Net investment income (loss)   (704,229)                (266,259)
Realized gain (loss) on sale   12,991,790              7,420,537
of fund shares
Realized gain distributions    6,163,422               6,781,142
Unrealized appreciation        21,310,986                23,314,910
(depreciation)
Net increase (decrease) in    $ 39,761,969             $ 37,250,330
net assets from operations

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                              SUBACCOUNTS INVESTING IN:
                                    VIP III -   BALANCED                        VIP III -   GROWTH &
                                                                          INCOME
                              12/31/99                     12/31/98       12/31/99                    12/31/98
INCOME:
Dividends                     $ 203,035                    $ 118,737      $ 439,671                   $ 0
EXPENSES:
Mortality risk, expense risk   87,047                       53,635         609,954                     378,860
and administrative charges
Net investment income (loss)   115,988                      65,102         (170,283)                   (378,860)
Realized gain (loss) on        426,821                      450,249        8,090,973                   1,665,467
sale of fund shares
Realized gain distributions    235,959                      181,404        879,341                     176,254
Unrealized appreciation        (430,871)                      373,537      (3,185,603)                   10,346,320
(depreciation)
Net increase (decrease) in    $ 347,897                      $ 1,070,292  $ 5,614,428                   $ 11,809,181
net assets from operations

                                    VIP III -   GROWTH                       MSDWUF -   EMERGING
                              OPPORTUNITIES                            MARKETS   EQUITY
                              12/31/99                  12/31/98       12/31/99                   12/31/98
INCOME:
Dividends                     $ 439,197                 $ 380,494      $ 1,184                    $ 2,945
EXPENSES:
Mortality risk, expense risk   338,457                   318,261        21,750                     2,837
and administrative charges
Net investment income (loss)   100,740                   62,233         (20,566)                   108
Realized gain (loss) on        4,726,198                 1,816,418      298,832                    8,643
sale of fund shares
Realized gain distributions    821,107                   1,322,669      0                          0
Unrealized appreciation        (4,333,559)                 4,981,718    1,328,959                    (98,190)
(depreciation)
Net increase (decrease) in    $ 1,314,486                 $ 8,183,038  $ 1,607,225                  $ (89,439)
net assets from operations

                                    MSDWUF -   EMERGING
                              MARKETS   DEBT
                              12/31/99                   12/31/98
INCOME:
Dividends                     $ 37,429                   $ 28,061
EXPENSES:
Mortality risk, expense risk   2,247                      1,787
and administrative charges
Net investment income (loss)   35,182                     26,274
Realized gain (loss) on        1,909                      (5,315)
sale of fund shares
Realized gain distributions    0                          0
Unrealized appreciation        25,241                       (92,451)
(depreciation)
Net increase (decrease) in    $ 62,332                     $ (71,492)
net assets from operations

                                    MSDWUF -   GLOBAL                       MSDWUF -
                              EQUITY                                  INTERNATIONAL   MAGNUM
                              12/31/99                   12/31/98     12/31/99                 12/31/98
INCOME:
Dividends                     $ 19,414                   $ 13,192     $ 7,862                  $ 5,184
EXPENSES:
Mortality risk, expense risk   15,017                        10,698    6,650                    6,541
and administrative charges
Net investment income (loss)   4,397                       2,494       1,212                    (1,357)
Realized gain (loss) on        45,162                      61,905      (18,076)                 48,096
sale of fund shares
Realized gain distributions    76,125                      12,573      4,075                    3,219
Unrealized appreciation        (79,017)                     25,498     209,399                    (89,038)
(depreciation)
Net increase (decrease) in    $ 46,667                     $ 102,470  $ 196,610                  $ (39,080)
net assets from operations

                                    PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE
                              12/31/99                   12/31/98    12/31/99                       12/31/98
INCOME:
Dividends                     $ 0                        $ 0         $ 0                            $ 523
EXPENSES:
Mortality risk, expense risk   21,104                     1,850       18,810                         17,910
and administrative charges
Net investment income (loss)   (21,104)                   (1,850)     (18,810)                       (17,387)
Realized gain (loss) on        508,570                    18,137      114,494                        100,408
sale of fund shares
Realized gain distributions    0                          0           0                              3,159
Unrealized appreciation        2,830,966                    13,190    181,282                          20,879
(depreciation)
Net increase (decrease) in    $ 3,318,432                  $ 29,477  $ 276,966                        $ 107,059
net assets from operations

                                PBHG -   LARGE CAP   VALUE
                              12/31/99                       12/31/98
INCOME:
Dividends                     $ 116                          $ 5,924
EXPENSES:
Mortality risk, expense risk   31,217                         7,069
and administrative charges
Net investment income (loss)   (31,101)                       (1,145)
Realized gain (loss) on        393,569                        128,101
sale of fund shares
Realized gain distributions    99,112                         12,521
Unrealized appreciation        (165,273)                        232,358
(depreciation)
Net increase (decrease) in    $ 296,307                        $ 371,835
net assets from operations

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                      PBHG -   TECHNOLOGY &                    PBHG -   SELECT 20
                                 COMMUNICATIONS
INCOME:
                                 12/31/99                      12/31/98     12/31/99                12/31/98
 Dividends                       $ 0                           $ 180        $ 0                     $ 280
EXPENSES:
 Mortality risk,   expense           299,125                    9,793           323,793              77,525
risk   and adminis-  trative
charges
Net investment   income (loss)     (299,125)                    (9,613)       (323,793)              (77,245)
Realized gain (loss) on  sale     2,304,654                     60,345       4,619,284               837,116
of fund shares
Realized gain    distributions    0                             0            0                       0
Unrealized   appreciation           70,720,773                    424,975      29,220,248              4,809,171
(depreciation)
Net increase (decrease)  in        $ 72,726,302                  $ 475,707    $ 33,515,739            $ 5,569,042
net assets   from operations

                                   SVIF -   DISCOVERY   FUND II                SVIF -   MID CAP GROWTH
                                                                             FUND II
INCOME:
                                 12/31/99                         12/31/98   12/31/99                     12/31/98
 Dividends                       $ 0                              $ 0        $ 0                          $ 3
EXPENSES:
 Mortality risk,   expense           1,954                         1,778         49,188                    4,437
risk   and adminis-  trative
charges
Net investment   income (loss)     (1,954)                         (1,778)     (49,188)                    (4,434)
Realized gain (loss) on  sale     1,681                            2,413      523,446                      21,237
of fund shares
Realized gain    distributions    35,470                           3,035      2,833                        0
Unrealized   appreciation           (21,180)                         2,341      5,370,251                    112,638
(depreciation)
Net increase (decrease)  in        $ 14,017                         $ 6,011    $ 5,847,342                  $ 129,441
net assets   from operations

                                   SVIF -   OPPORTUNITY   FUND
                                 II
INCOME:
                                 12/31/99                       12/31/98
 Dividends                       $ 0                            $ 7,009
EXPENSES:
 Mortality risk,   expense           34,153                      17,954
risk   and adminis-  trative
charges
Net investment   income (loss)     (34,153)                      (10,945)
Realized gain (loss) on  sale     130,265                        (23,495)
of fund shares
Realized gain    distributions    373,791                        207,970
Unrealized   appreciation           773,031                        (72,627)
(depreciation)
Net increase (decrease)  in        $ 1,242,934                    $ 100,903
net assets   from operations

                                   WPT -   SMALL COMPANY                    WPT -   INTERNATIONAL
                                 GROWTH                                   EQUITY
INCOME:                          12/31/99                   12/31/98      12/31/99                   12/31/98
 Dividends                       $ 0                        $ 0           $ 10,903                   $ 1,849
EXPENSES:
 Mortality risk,   expense           10,500                  6,748            3,259                   2,742
risk   and adminis-  trative
charges
Net investment   income (loss)     (10,500)                  (6,748)        7,644                     (893)
Realized gain (loss) on  sale     164,299                     24,269       25,821                     21,892
of fund shares
Realized gain    distributions    78,799                      0            0                          0
Unrealized   appreciation           764,971                    (56,918)      265,565                    (33,271)
(depreciation)
Net increase (decrease)  in        $ 997,569                  $ (39,397)    $ 299,030                  $ (12,272)
net assets   from operations

                                   WPT -   POST-VENTURE                        TOTAL
                                 CAPITAL
INCOME:                          12/31/99                  12/31/98     12/31/99         12/31/98
 Dividends                       $ 0                       $ 0          $ 16,526,609     $ 14,629,335
EXPENSES:
 Mortality risk,   expense           4,567                  2,989           9,331,356     7,291,635
risk   and adminis-  trative
charges
Net investment   income (loss)     (4,567)                  (2,989)       7,195,253       7,337,700
Realized gain (loss) on  sale     87,468                    21,703       77,893,594       48,707,446
of fund shares
Realized gain    distributions    0                         0            36,867,231       47,165,611
Unrealized   appreciation           259,899                   (24,571)     158,873,322      58,872,795
(depreciation)
Net increase (decrease)  in        $ 342,800                 $ (5,857)    $ 280,829,400    $ 162,083,552
net assets   from operations

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1999 and 1998
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                    VIP -   MONEY MARKET                     VIP -   HIGH INCOME
                                 12/31/99                   12/31/98      12/31/99                 12/31/98
Net investment income (loss)     $ 2,817,925                $ 2,242,375   $ 1,914,537              $ 1,671,993
Net realized gain (loss) on       0                          0             104,414                  1,557,745
investments
Unrealized appreciation           0                          0             (358,076)                (4,611,108)
(depreciation)
Net increase (decrease) in        2,817,925                  2,242,375     1,660,875                (1,381,370)
net assets from operations
Payments received from            37,167,034                 24,824,193    1,489,749                3,641,195
contract owners
Transfers between                 (16,492,270)               (2,346,439)   (6,617,202)              (2,096,518)
sub-accounts and the fixed
account, net
Transfers for contract            (10,517,625)               (4,418,522)   (1,006,484)              (945,611)
benefits and terminations
Other transfers (to) from         (11,196)                   (7,606)       2,610                    (24,287)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        10,145,943                 18,051,626    (6,131,327)              574,779
net assets from contract
transactions
Retained in (returned from)       (111,001)                  5,829         (4,360)                  6
Variable Annuity Account A,
net
Total increase (decrease) in      12,852,867                 20,299,830    (4,474,812)              (806,585)
net assets
Net assets at beginning of year   60,823,021                 40,523,191    25,486,247               26,292,832
Net assets at end of year        $ 73,675,888               $ 60,823,021  $ 21,011,435             $ 25,486,247

                           VIP -   EQUITY-INCOME                     VIP -   GROWTH                     VIP -   OVERSEAS
                         12/31/99                   12/31/98       12/31/99            12/31/98       12/31/99
Net investment income
(loss)                   $ 1,132,126                $ 1,082,386    $ (1,132,822)       $ (392,093)    $ 165,229
Net realized gain (loss)
on                        23,830,293                 22,942,790     24,463,285          18,048,827     1,699,067
investments
Unrealized appreciation   (16,419,983)               (6,201,694)    31,480,768          17,537,413     7,830,754
(depreciation)
Net increase (decrease) in 8,542,436                 17,823,482     54,811,231          35,194,147     9,695,050
net assets from operations
Payments received from    4,284,765                  6,551,149      14,741,790          3,512,294      1,131,618
contract owners
Transfers between         (32,793,233)               (29,985,166)   21,083,332          (1,463,015)    (519,781)
sub-accounts and the fixed
account, net
Transfers for contract    (6,589,324)                (6,382,415)    (8,198,054)         (2,742,013)    (839,044)
benefits and terminations
Other transfers (to) from 35,179                     (5,258)        (7,105)             (48,790)       (616)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in (35,062,613)              (29,821,690)   27,619,963          (741,524)      (227,823)
net assets from contract
transactions
Retained in (returned from) (6,709)                  1,014          (8,646)             2,670          (5,413)
Variable Annuity Account A,
net
Total increase (decrease) in (26,526,886)            (11,997,194)   82,422,548          34,455,293     9,461,814
net assets
Net assets at beginning of
year                      177,382,220                189,379,414    131,593,217         97,137,924     25,641,874
Net assets at end of year $ 150,855,334            $ 177,382,220  $ 214,015,765       $ 131,593,217  $ 35,103,688

                                 12/31/98
Net investment income (loss)     $ 259,118
Net realized gain (loss) on       2,410,109
investments
Unrealized appreciation           (181,229)
(depreciation)
Net increase (decrease) in        2,487,998
net assets from operations
Payments received from            830,995
contract owners
Transfers between                 (1,993,797)
sub-accounts and the fixed
account, net
Transfers for contract            (755,511)
benefits and terminations
Other transfers (to) from         (1,561)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (1,919,874)
net assets from contract
transactions
Retained in (returned from)       654
Variable Annuity Account A,
net
Total increase (decrease) in      568,778
net assets
Net assets at beginning of year   25,073,096
Net assets at end of year        $ 25,641,874

                                  VIP II -  INVESTMENT  GRADE                    VIP II -  ASSET MANAGER
                                 BOND
                                 12/31/99                      12/31/98         12/31/99                   12/31/98
Net investment income (loss)     $ 744,873                      $ 372,711       $ 2,381,637                 $ 2,112,204
Net realized gain (loss) on       220,360                        303,779         6,701,184                  10,766,629
investments
Unrealized appreciation           (1,395,292)                     349,622        63,475                       (655,336)
(depreciation)
Net increase (decrease) in        (430,059)                       1,026,112      9,146,296                   12,223,497
net assets from operations
Payments received from            3,417,334                       1,731,754      2,424,950                   2,477,177
contract owners
Transfers between                 (5,330,955)                      10,776,490    (7,127,954)                 (4,677,225)
sub-accounts and the fixed
account, net
Transfers for contract            (842,493)                        (693,541)     (4,899,468)                  (5,190,564)
benefits and terminations
Other transfers (to) from         3,839                             (1,488)      9,532                         (34,874)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (2,752,275)                       11,813,215   (9,592,940)                  (7,425,486)
net assets from contract
transactions
Retained in (returned from)       (1,815)                          213           (4,564)                      746
Variable Annuity Account A,
net
Total increase (decrease) in      (3,184,149)                     12,839,540     (451,208)                  4,798,757
net assets
Net assets at beginning of year   21,364,595                     8,525,055       96,618,357                  91,819,600
Net assets at end of year        $ 18,180,446                   $ 21,364,595    $ 96,167,149                $ 96,618,357

                                  VIP II -  INDEX 500                    VIP II -  ASSET MANAGER:
                                                                        GROWTH
                                 12/31/99               12/31/98        12/31/99                    12/31/98
Net investment income (loss)     $ 83,651                $ 222,361      $ 512,307                    $ 391,937
Net realized gain (loss) on       10,052,701             13,346,539      3,482,327                   5,114,567
investments
Unrealized appreciation           12,109,896               9,112,387     515,712                       (667,729)
(depreciation)
Net increase (decrease) in        22,246,248              22,681,287     4,510,346                    4,838,775
net assets from operations
Payments received from            10,721,198              7,745,488      2,143,156                    2,675,973
contract owners
Transfers between                 (3,895,693)             5,201,166      (3,750,421)                  (6,134,030)
sub-accounts and the fixed
account, net
Transfers for contract            (2,991,968)              (4,898,551)   (994,680)                     (774,181)
benefits and terminations
Other transfers (to) from         17,133                    (9,527)      2,093                          (14,353)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        3,850,670                8,038,576     (2,599,852)                   (4,246,591)
net assets from contract
transactions
Retained in (returned from)       (5,261)                  1,138         (5,412)                       932
Variable Annuity Account A,
net
Total increase (decrease) in      26,091,657             30,721,001      1,905,082                   593,116
net assets
Net assets at beginning of year   107,512,920             76,791,919     32,946,100                   32,352,984
Net assets at end of year        $ 133,604,577           $ 107,512,920  $ 34,851,182                 $ 32,946,100

                                  VIP II -  CONTRAFUND
                                 12/31/99                12/31/98
Net investment income (loss)     $ (704,229)              $ (266,259)
Net realized gain (loss) on       19,155,212              14,201,679
investments
Unrealized appreciation           21,310,986                23,314,910
(depreciation)
Net increase (decrease) in        39,761,969               37,250,330
net assets from operations
Payments received from            13,344,538               9,773,186
contract owners
Transfers between                 (6,147,293)              (9,126,283)
sub-accounts and the fixed
account, net
Transfers for contract            (8,021,589)               (3,689,396)
benefits and terminations
Other transfers (to) from         (2,132)                    (11,441)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (826,476)                 (3,053,934)
net assets from contract
transactions
Retained in (returned from)       (6,462)                   1,591
Variable Annuity Account A,
net
Total increase (decrease) in      38,929,031              34,197,987
net assets
Net assets at beginning of year   169,057,561              134,859,574
Net assets at end of year        $ 207,986,592            $ 169,057,561

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                       VIP III -   BALANCED                       VIP III -   GROWTH &
                                                                            INCOME
                                 12/31/99                     12/31/98      12/31/99                    12/31/98
Net investment income (loss)     $ 115,988                    $ 65,102      $ (170,283)                 $ (378,860)
Net realized gain (loss) on       662,780                      631,653       8,970,314                   1,841,721
investments
Unrealized appreciation           (430,871)                      373,537     (3,185,603)                   10,346,320
(depreciation)
Net increase (decrease) in        347,897                        1,070,292   5,614,428                     11,809,181
net assets from operations
Payments received from            2,277,880                      1,191,176   9,622,662                     14,567,299
contract owners
Transfers between                 (193,407)                     1,883,200    (11,968,744)                 15,868,621
sub-accounts and the fixed
account, net
Transfers for contract            (299,146)                      (219,835)   (5,722,591)                   (1,973,918)
benefits and terminations
Other transfers (to) from         2,358                           (2,168)    9,469                          (14,699)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        1,787,685                      2,852,373   (8,059,204)                   28,447,303
net assets from contract
transactions
Retained in (returned from)       (4,517)                        847         (6,968)                       1,729
Variable Annuity Account A,
net
Total increase (decrease) in      2,131,065                    3,923,512     (2,451,744)                 40,258,213
net assets
Net assets at beginning of year   8,601,349                     4,677,837    69,111,358                   28,853,145
Net assets at end of year        $ 10,732,414                  $ 8,601,349  $ 66,659,614                 $ 69,111,358

                                       VIP III -   GROWTH                        MSDWUF -   EMERGING
                                 OPPORTUNITIES                             MARKETS   EQUITY
                                 12/31/99                  12/31/98        12/31/99                   12/31/98
Net investment income (loss)     $ 100,740                 $ 62,233        $ (20,566)                 $ 108
Net realized gain (loss) on       5,547,305                 3,139,087       298,832                    8,643
investments
Unrealized appreciation           (4,333,559)                 4,981,718     1,328,959                    (98,190)
(depreciation)
Net increase (decrease) in        1,314,486                   8,183,038     1,607,225                    (89,439)
net assets from operations
Payments received from            2,827,238                   6,234,421     468,566                      113,147
contract owners
Transfers between                 (12,777,805)               (1,395,866)    3,019,428                   314,261
sub-accounts and the fixed
account, net
Transfers for contract            (1,146,235)                 (1,936,492)   (21,269)                     (399)
benefits and terminations
Other transfers (to) from         (5,432)                      (6,503)      559                           (2)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (11,102,234)                2,895,560     3,467,284                    427,007
net assets from contract
transactions
Retained in (returned from)       (6,541)                     1,458         19                           (1)
Variable Annuity Account A,
net
Total increase (decrease) in      (9,794,289)               11,080,056      5,074,528                  337,567
net assets
Net assets at beginning of year   44,311,264                 33,231,208     546,742                     209,175
Net assets at end of year        $ 34,516,975               $ 44,311,264   $ 5,621,270                 $ 546,742

                                       MSDWUF -   EMERGING
                                 MARKETS   DEBT
                                 12/31/99                   12/31/98
Net investment income (loss)     $ 35,182                   $ 26,274
Net realized gain (loss) on       1,909                      (5,315)
investments
Unrealized appreciation           25,241                       (92,451)
(depreciation)
Net increase (decrease) in        62,332                       (71,492)
net assets from operations
Payments received from            80,428                       87,141
contract owners
Transfers between                 (130,259)                   (69,071)
sub-accounts and the fixed
account, net
Transfers for contract            (622)                        (606)
benefits and terminations
Other transfers (to) from         161                           (28)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (50,292)                     17,436
net assets from contract
transactions
Retained in (returned from)       (2)                          2
Variable Annuity Account A,
net
Total increase (decrease) in      12,038                     (54,054)
net assets
Net assets at beginning of year   282,550                     336,604
Net assets at end of year        $ 294,588                   $ 282,550

                                       MSDWUF -   GLOBAL                          MSDWUF -
                                 EQUITY                                     INTERNATIONAL   MAGNUM
                                 12/31/99                   12/31/98        12/31/99                 12/31/98
Net investment income (loss)     $ 4,397                     $ 2,494        $ 1,212                  $ (1,357)
Net realized gain (loss) on       121,287                     74,478         (14,001)                 51,315
investments
Unrealized appreciation           (79,017)                     25,498        209,399                    (89,038)
(depreciation)
Net increase (decrease) in        46,667                       102,470       196,610                    (39,080)
net assets from operations
Payments received from            249,422                      758,399       231,733                    374,549
contract owners
Transfers between                 (542,965)                     836,755      (181,280)                 411,163
sub-accounts and the fixed
account, net
Transfers for contract            (33,029)                      (5,584)      (19,339)                   (2,657)
benefits and terminations
Other transfers (to) from         243                            (195)       216                         397
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        (326,329)                      1,589,375   31,330                     783,452
net assets from contract
transactions
Retained in (returned from)       (4)                           1            (1)                        (1)
Variable Annuity Account A,
net
Total increase (decrease) in      (279,666)                    1,691,846     227,939                  744,371
net assets
Net assets at beginning of year   1,999,162                    307,316       912,330                   167,959
Net assets at end of year        $ 1,719,496                 $ 1,999,162    $ 1,140,269               $ 912,330

                                       PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE
                                 12/31/99                   12/31/98    12/31/99                       12/31/98
Net investment income (loss)     $ (21,104)                 $ (1,850)   $ (18,810)                     $ (17,387)
Net realized gain (loss) on       508,570                    18,137      114,494                        103,567
investments
Unrealized appreciation           2,830,966                    13,190    181,282                          20,879
(depreciation)
Net increase (decrease) in        3,318,432                    29,477    276,966                          107,059
net assets from operations
Payments received from            1,200,034                    133,860   423,761                          500,142
contract owners
Transfers between                 7,620,854                   141,208    (1,530,331)                     1,799,420
sub-accounts and the fixed
account, net
Transfers for contract            (20,296)                     (609)     (25,055)                         (17,248)
benefits and terminations
Other transfers (to) from         449                           27       979                               201
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        8,801,041                    274,486   (1,130,646)                      2,282,515
net assets from contract
transactions
Retained in (returned from)       33                           (2)       (2)                              (5)
Variable Annuity Account A,
net
Total increase (decrease) in      12,119,506                 303,961     (853,682)                      2,389,569
net assets
Net assets at beginning of year   431,049                     127,088    2,937,388                       547,819
Net assets at end of year        $ 12,550,555                $ 431,049  $ 2,083,706                     $ 2,937,388

                                   PBHG -   LARGE CAP   VALUE
                                 12/31/99                       12/31/98
Net investment income (loss)     $ (31,101)                     $ (1,145)
Net realized gain (loss) on       492,681                        140,622
investments
Unrealized appreciation           (165,273)                        232,358
(depreciation)
Net increase (decrease) in        296,307                          371,835
net assets from operations
Payments received from            934,429                          393,422
contract owners
Transfers between                 113,025                         1,491,596
sub-accounts and the fixed
account, net
Transfers for contract            (63,941)                         (103,177)
benefits and terminations
Other transfers (to) from         86                                (2,284)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in        983,599                          1,779,557
net assets from contract
transactions
Retained in (returned from)       (117)                            113
Variable Annuity Account A,
net
Total increase (decrease) in      1,279,789                      2,151,505
net assets
Net assets at beginning of year   2,347,270                       195,765
Net assets at end of year        $ 3,627,059                     $ 2,347,270

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

                                 SUBACCOUNTS INVESTING IN:
                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS
                                 12/31/99                       12/31/98      12/31/99               12/31/98
Net investment income (loss)      $ (299,125)                   $ (9,613)      $ (323,793)           $ (77,245)
Net realized gain (loss) on       2,304,654                      60,345        4,619,284              837,116
investments
Unrealized appreciation             70,720,773                     424,975       29,220,248             4,809,171
(depreciation)
Net increase (decrease) in          72,726,302                     475,707       33,515,739             5,569,042
net assets from operations
Payments received from              18,048,159                     502,534       10,163,549             4,070,084
contract owners
Transfers between                    62,532,330                   1,593,447       90,503               19,258,341
sub-accounts and the fixed
account, net
Transfers for contract               (428,500)                     (4,960)        (1,333,503)           (343,605)
benefits and terminations
Other transfers (to) from             (5,427)                       37             (13,046)              (6,492)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in            80,146,562                   2,091,058       8,907,503            22,978,328
net assets from contract
transactions
Retained in (returned from)          146                           (24)           (147)                 57
Variable Annuity Account A,
net
Total increase (decrease) in        152,873,010                  2,566,741       42,423,095           28,547,427
net assets
Net assets at beginning of year     2,932,095                     365,354        29,117,879            570,452
Net assets at end of year         $ 155,805,105                  $ 2,932,095   $ 71,540,974           $ 29,117,879

                                   SVIF -   DISCOVERY   FUND II                 SVIF -   MID CAP GROWTH
                                                                              FUND II
                                 12/31/99                         12/31/98    12/31/99                     12/31/98
Net investment income (loss)      $ (1,954)                       $ (1,778)    $ (49,188)                  $ (4,434)
Net realized gain (loss) on       37,151                           5,448       526,279                      21,237
investments
Unrealized appreciation             (21,180)                         2,341       5,370,251                    112,638
(depreciation)
Net increase (decrease) in          14,017                           6,011       5,847,342                    129,441
net assets from operations
Payments received from              19,122                           151,061     3,919,852                    402,146
contract owners
Transfers between                    (27,036)                       33,076        11,692,323                 224,617
sub-accounts and the fixed
account, net
Transfers for contract               (1,271)                         (2,353)      (43,764)                    (1,040)
benefits and terminations
Other transfers (to) from             100                             (931)        (344)                       243
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in            (9,085)                        180,853       15,568,067                 625,966
net assets from contract
transactions
Retained in (returned from)          (3)                             (9)          (14)                        39
Variable Annuity Account A,
net
Total increase (decrease) in        4,929                          186,855       21,415,395                 755,446
net assets
Net assets at beginning of year     279,046                         92,191       915,824                     160,378
Net assets at end of year         $ 283,975                        $ 279,046   $ 22,331,219                 $ 915,824

                                   SVIF -   OPPORTUNITY   FUND
                                 II
                                 12/31/99                       12/31/98
Net investment income (loss)      $ (34,153)                    $ (10,945)
Net realized gain (loss) on       504,056                        184,475
investments
Unrealized appreciation             773,031                        (72,627)
(depreciation)
Net increase (decrease) in          1,242,934                      100,903
net assets from operations
Payments received from              627,295                        1,769,024
contract owners
Transfers between                    473,742                      1,048,157
sub-accounts and the fixed
account, net
Transfers for contract               (41,900)                      (19,037)
benefits and terminations
Other transfers (to) from             116                           (696)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in            1,059,253                    2,797,448
net assets from contract
transactions
Retained in (returned from)          3                             (32)
Variable Annuity Account A,
net
Total increase (decrease) in        2,302,190                    2,898,319
net assets
Net assets at beginning of year     3,225,067                     326,748
Net assets at end of year         $ 5,527,257                    $ ,3,225,067

                                   WPT -   SMALL COMPANY                   WPT -   INTERNATIONAL
                                 GROWTH                                  EQUITY
                                 12/31/99                   12/31/98     12/31/99                   12/31/98
Net investment income (loss)      $ (10,500)                $ (6,748)     $ 7,644                   $ (893)
Net realized gain (loss) on       243,098                     24,269      25,821                     21,892
investments
Unrealized appreciation             764,971                    (56,918)     265,565                    (33,271)
(depreciation)
Net increase (decrease) in          997,569                    (39,397)     299,030                    (12,272)
net assets from operations
Payments received from              298,639                    331,697      175,112                    181,100
contract owners
Transfers between                    2,052,484                353,786        1,181,913                103,508
sub-accounts and the fixed
account, net
Transfers for contract               (6,955)                   (6,083)       (69)                      (1,957)
benefits and terminations
Other transfers (to) from             (734)                     46            (328)                     1,986
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in            2,343,434                679,446        1,356,628                284,637
net assets from contract
transactions
Retained in (returned from)          1                         16            (1)                       (2,058)
Variable Annuity Account A,
net
Total increase (decrease) in        3,341,004                640,065        1,655,657                270,307
net assets
Net assets at beginning of year     953,257                   313,192       301,996                   31,689
Net assets at end of year         $ 4,294,261                $ 953,257    $ 1,957,653                $ 301,996

                                   WPT -   POST-VENTURE                        TOTAL
                                 CAPITAL
                                 12/31/99                  12/31/98     12/31/99          12/31/98
Net investment income (loss)      $ (4,567)                $ (2,989)     $ 7,195,253      $ 7,337,700
Net realized gain (loss) on       87,468                    21,703       114,760,825       95,873,057
investments
Unrealized appreciation             259,899                   (24,571)     158,873,322       58,872,795
(depreciation)
Net increase (decrease) in          342,800                   (5,857)      280,829,400       162,083,552
net assets from operations
Payments received from              175,283                   337,029      142,609,296       95,861,635
contract owners
Transfers between                    (114,835)               119,403        (281,530)       2,170,805
sub-accounts and the fixed
account, net
Transfers for contract               0                        (21,038)      (54,108,214)     (35,150,903)
benefits and terminations
Other transfers (to) from             (5)                      3             38,757           (190,243)
Empire Fidelity Investments
Life Insurance Co., net
Net increase (decrease) in            60,443                  435,397        88,258,309      62,691,294
net assets from contract
transactions
Retained in (returned from)          0                        (5)           (177,758)        16,918
Variable Annuity Account A,
net
Total increase (decrease) in        403,243                 429,535        368,909,951     224,791,764
net assets
Net assets at beginning of year     496,313                  66,778        1,018,128,051    793,336,287
Net assets at end of year         $ 899,556                 $ 496,313    $ 1,387,038,002   $ 1,018,128,051

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1999 and 1998
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION
Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991
and exists in accordance with the regulations of the New York State Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles. INVESTMENT VALUATION
Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.
ACCOUNTING FOR INVESTMENTS
Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
ANNUITY RESERVES
Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
FEDERAL INCOME TAXES
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
ESTIMATES
The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
RECLASSIFICATIONS
Certain prior year balances have been reclassified to conform with the current year presentation.
3. EXPENSES
EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
In 1999, EFILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserves contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.
4. AFFILIATED COMPANY TRANSACTIONS
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBSI, FIA, and FIIS are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
5. PURCHASES AND SALES OF INVESTMENTS
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:
                                 PURCHASES      SALES
VIP - Money Market              $  77,848,145  $  64,995,278
VIP - High Income                 8,228,190      12,370,871
VIP - Equity-Income               19,858,230     48,263,583
VIP - Growth                      61,163,470     19,129,150
VIP - Overseas                    6,887,364      6,351,853
VIP II - Investment Grade Bond    10,059,624     11,782,415
VIP II - Asset Manager            13,434,750     16,655,728
VIP II - Index 500                27,497,084     22,825,706
VIP II - Asset Manager: Growth    8,649,815      9,438,863
VIP II - Contrafund               32,062,582     27,436,327
VIP III - Balanced                6,742,283      4,607,168
VIP III - Growth & Income         18,453,284     25,810,398
VIP III - Growth Opportunities    7,598,913      17,785,841
MSDWUF - Emerging Markets         8,923,362      5,476,625
Equity
MSDWUF - Emerging Markets Debt    404,868        419,980
MSDWUF - Global Equity            779,981        1,025,792
MSDWUF - International Magnum     972,289        935,673
PBHG - Growth II                  10,813,154     2,033,184
PBHG - Small Cap Value            2,893,929      4,043,387
PBHG - Large Cap Value            4,526,144      3,474,651
PBHG - Technology &               88,739,222     8,891,639
Communications
PBHG - Select 20                  25,440,638     16,857,075
SVIF - Discovery Fund II          175,028        150,600
SVIF - Mid Cap Growth Fund II     17,238,070     1,716,372
SVIF - Opportunity Fund II        2,864,593      1,465,699
WPT - Small Company Growth        4,181,447      1,769,713
WPT - International Equity        2,241,862      877,591
WPT - Post-Venture Capital        481,893        426,017
6. UNIT VALUES
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1999 and 1998 are as follows:

                                 BEGINNING    PAYMENTS    TRANSFERS   CONTRACT     ENDING    ENDING       DOLLARS
                                 BALANCE      RECEIVED    BETWEEN     TERMINATIONS BALANCE   BALANCE
                                 UNITS        FROM        SUBACCOUNTS,             UNITS     UNIT
                                              CONTRACT    NET                                VALUE
                                              OWNERS
JANUARY 1, 1999 TO DECEMBER
31, 1999
 VIP - Money Market               3,614,051   1,443,826   (181,549)   (739,917)   4,136,411  $ 17.441547  $ 72,145,408
 VIP - High Income                854,157     52,504      (237,317)   (30,459)    638,885    $ 29.532615   18,867,943
 VIP - Equity-Income              3,922,539   97,514      (728,318)   (184,463)   3,107,272  $ 46.009566   142,964,243
 VIP - Growth                     2,171,438   225,585     317,718     (155,456)   2,559,285  $ 80.674535   206,469,135
 VIP - Overseas                   967,204     37,532      (41,081)    (30,662)    932,993    $ 37.223575   34,729,344
 VIP II - Investment Grade Bond   986,932     175,271     (285,275)   (22,685)    854,243    $ 19.870115   16,973,906
 VIP II - Asset Manager           3,305,949   83,932      (233,114)   (227,034)   2,929,733  $ 31.190611   91,380,167
 VIP II - Index 500               3,273,507   326,979     (111,304)   (114,832)   3,374,350  $ 37.781601   127,488,333
 VIP II - Asset Manager: Growth   1,483,958   112,031     (173,159)   (74,342)    1,348,488  $ 23.934865   32,275,889
 VIP II - Contrafund              6,211,520   486,189     (235,173)   (353,205)   6,109,331  $ 32.540456   198,800,411
 VIP III - Balanced               537,166     162,759     (30,696)    (51,090)    618,139    $ 14.501916   8,964,199
 VIP III - Growth & Income        3,974,242   579,518     (736,631)   (416,492)   3,400,637  $ 17.646534   60,009,454
 VIP III - Growth Opportunities   2,691,359   186,624     (821,822)   (111,171)   1,944,990  $ 16.153367   31,418,141
 MSDWUF - Emerging Markets        71,567      41,964      268,729     (4,432)     377,828    $ 14.679023   5,546,140
Equity
 MSDWUF - Emerging Markets Debt   36,909      9,917       (16,957)    (6)         29,863     $ 9.552515    285,265
 MSDWUF - Global Equity           152,473     21,706      (47,610)    (1,463)     125,106    $ 11.916163   1,490,794
 MSDWUF - International Magnum    75,635      19,878      (17,275)    (2,126)     76,112     $ 13.230131   1,006,980
 PBHG - Growth II                 38,979      70,277      472,118     (7,817)     573,557    $ 21.422237   12,286,875
 PBHG - Small Cap Value           248,781     47,089      (134,867)   (12,309)    148,694    $ 13.200297   1,962,814
 PBHG - Large Cap Value           154,968     72,840      6,464       (9,041)     225,231    $ 15.178062   3,418,584
 PBHG - Technology &              221,015     781,886     2,591,232   (53,050)    3,541,083  $ 42.930574   152,020,736
Communications
 PBHG - Select 20                 1,691,752   558,820     (82,501)    (108,610)   2,059,461  $ 33.424799   68,837,079
 SVIF - Discovery Fund II         25,260      2,414       (987)       (1,519)     25,168     $ 10.752497   270,623
 SVIF - Mid Cap Growth Fund II    67,817      217,770     607,518     (25,790)    867,315    $ 24.646794   21,376,528
 SVIF - Opportunity Fund II       267,972     49,443      35,067      (22,143)    330,339    $ 15.294116   5,052,236
 WPT - Small Company Growth       93,472      29,094      136,208     (689)       258,085    $ 16.470689   4,250,849
 WPT - International Equity       29,229      13,582      81,058      (15)        123,854    $ 15.725838   1,947,701
 WPT - Post-Venture Capital       45,815      11,927      (5,604)     (941)       51,197     $ 17.570342   899,556
                                                                                                          $ 1,323,139,333

6. UNIT VALUES - CONTINUED

                                 BEGINNING    PAYMENTS    TRANSFERS   CONTRACT     ENDING    ENDING       DOLLARS
                                 BALANCE      RECEIVED    BETWEEN     TERMINATIONS BALANCE   BALANCE
                                 UNITS        FROM        SUBACCOUNTS,             UNITS     UNIT
                                              CONTRACT    NET                                VALUE
                                              OWNERS
JANUARY 1, 1998 TO DECEMBER
31, 1998
 VIP - Money Market               2,510,803   1,647,401   (220,944)   (323,209)   3,614,051  $ 16.718422  $ 60,421,297
 VIP - High Income                868,993     133,979     (69,329)    (79,486)    854,157    $ 27.525979   23,511,486
 VIP - Equity-Income              4,666,312   172,712     (732,658)   (183,827)   3,922,539  $ 43.619607   171,099,633
 VIP - Growth                     2,229,721   79,040      (61,187)    (76,136)    2,171,438  $ 59.172379   128,489,157
 VIP - Overseas                   1,059,560   32,658      (88,408)    (36,606)    967,204    $ 26.308910   25,446,085
 VIP II - Investment Grade Bond   442,121     96,445      553,565     (105,199)   986,932    $ 20.242828   19,978,293
 VIP II - Asset Manager           3,604,315   100,308     (164,174)   (234,500)   3,305,949  $ 28.302849   93,567,756
 VIP II - Index 500               3,001,334   296,359     206,144     (230,330)   3,273,507  $ 31.604128   103,456,330
 VIP II - Asset Manager: Growth   1,760,200   154,243     (337,931)   (92,554)    1,483,958  $ 20.933935   31,065,071
 VIP II - Contrafund              6,419,636   443,789     (451,601)   (200,304)   6,211,520  $ 26.399736   163,982,487
 VIP III - Balanced               371,377     100,999     145,380     (80,590)    537,166    $ 13.982944   7,511,155
 VIP III - Growth & Income        2,163,555   1,107,895   1,071,230   (368,438)   3,974,242  $ 16.294958   64,760,113
 VIP III - Growth                 2,558,459   468,112     (96,266)    (238,946)   2,691,359  $ 15.616534   42,029,696
Opportunities
 MSDWUF - Emerging Markets        20,806      12,500      39,057      (796)       71,567     $ 7.561799    541,172
Equity
 MSDWUF - Emerging Markets        32,130      9,702       (3,800)     (1,123)     36,909     $ 7.443062    274,713
Debt
 MSDWUF - Global Equity           29,979      70,359      75,573      (23,438)    152,473    $ 11.539332   1,759,437
 MSDWUF - International Magnum    17,042      35,893      36,135      (13,435)    75,635     $ 10.652996   805,735
 PBHG - Growth II                 11,877      13,257      13,845      0           38,979     $ 10.895644   424,700
 PBHG - Small Cap Value           51,781      45,359      159,664     (8,023)     248,781    $ 11.477768   2,855,455
 PBHG - Large Cap Value           18,440      34,250      123,327     (21,049)    154,968    $ 14.051655   2,177,563
 PBHG - Technology &              34,037      46,836      143,175     (3,033)     221,015    $ 12.942126   2,860,409
Communications
 PBHG - Select 20                 54,758      310,910     1,419,936   (93,852)    1,691,752  $ 16.795293   28,413,465
 SVIF - Discovery Fund II         8,046       16,676      3,995       (3,457)     25,260     $ 10.314283   260,538
 SVIF - Mid Cap Growth Fund II    15,649      36,533      18,029      (2,394)     67,817     $ 13.084892   887,378
 SVIF - Opportunity Fund II       31,571      165,753     90,042      (19,394)    267,972    $ 11.428140   3,062,422
 WPT - Small Company Growth       28,265      33,486      33,545      (1,824)     93,472     $ 9.819912    917,883
 WPT - International Equity       3,206       16,976      9,236       (189)       29,229     $ 10.331959   301,996
 WPT - Post-Venture Capital       6,514       30,180      11,079      (1,958)     45,815     $ 10.833075   496,310
                                                                                                          $ 981,357,735

REPORT OF INDEPENDENT ACCOUNTANTS
To the Contractholders of Empire Fidelity Investments Variable Annuity Account A of
Empire Fidelity Investments Life Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 2000


PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

 a)   Financial Statements included in Part B

 The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

 Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 1999.

 Statements of Operations and Changes in Net Assets for Empire
Fidelity Investments Variable Annuity Account A for Years ended
December 31, 1999 and 1998.

 Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

 Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 1999 and 1998.

 Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 1999 and 1998.

 Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 1999 and 1998.

 Statements of Cash Flows for Empire Fidelity Investments Life
Insurance Company for the Years Ended December 31, 1999 and 1998.

 Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

 Report of PricewaterhouseCoopers LLP on Financial Statements of
Empire Fidelity Investments Life Insurance Company.

 b)  Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1).

(2) Not Applicable.

(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1).

(4) (a) Specimen Variable Annuity Contract. (Note 4)

 (c) Endorsement for Qualified Contracts. (Note 4)

(5) (a) Application for Variable Annuity Contract. (Note 4)

(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

   (b) Bylaws of Empire Fidelity Investments Life. (Note 1)

(7)  Not applicable.

(8) (a) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments Life. (Note 1)

 (b) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments
    Corporate Services. (Note 1)

(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 2)

(10)  Not Applicable

(11)  Not Applicable

(12)  Not Applicable

(13)  Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity
  Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

 (b) Form of Participation Agreement Between Empire Fidelity
  Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II (Note 1)

     (c) Form of Participation Agreement between Empire Fidelity
Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong
Capital Management, Inc. (the "Adviser"),  (Note 4)

    (d) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)
`
    (e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

    (f) Form of Participation Agreement between Empire Fidelity
Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(15) (a) Powers of Attorney (Note 3)         Power of Attorney for
Lena G. Goldberg (Note 4)      Powers of Attorney for Stephen P. Jonas
and Allan Brandon (Note 5)
___________________
(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Filed herein

(Note 3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 5) Incorporated herein by reference from Post-Effective
Amendment No. 8 to this Registration Statement filed on January 19,
1999.

Item 25. Directors and Officers of the Depositor

 The directors and officers of Empire Fidelity Investments Life are as follows:

  Directors of Empire Fidelity
  Investments Life

  J. GARY BURKHEAD, Director

  JAMES C. CURVEY, Director

  LENA G. GOLDBERG, Director

  JOHN J. REMONDI, Director

  RODNEY R. ROHDA, Director and
  Chairman

  ALLAN BRANDON, Director

  DAVID C. WEINSTEIN, Director

  STEPHEN P. JONAS, Director

  ROY BALLENTINE, Director

  PETER JOHANNSEN, Director

  JOSHUA BERMAN, Director

  MALCOLM MACKAY, Director

  FLOYD L. SMITH, Director

The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen , Malcolm MacKay and Floyd L. Smith are 11 Depot Street, P.O.Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109, and 4 Peter Cooper Road, #9G, New York, New York 10010 respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors

Executive officers of Empire Fidelity Investments Life who are not directors are as follows.

   MELANIE CALZETTI-SPAHR, Executive Vice President, Operations
DAVID J. PEARLMAN, Vice President, Secretary and General Counsel
JOSEPH L. KURTZER Jr., Treasurer

The principal business address of Melanie Calzetti-Spahr, David J. Pearlman, and Joseph L. Kurtzer Jr. is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26.   Persons Controlled By or Under Common control with the
Depositor or Registrant.

 See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire
Fidelity Investments Variable Annuity Account A.

Item 27.  Number of Contract Owners.

 As of December 31, 1999 there were 752 Qualified Contracts and 11,774 Non-qualified Contracts outstanding.

Item 28.  Indemnification.

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of EFILI, Fidelity Investments Life Insurance Company, Monarch Life Insurance Company, and PFL Life Insurance Company.

 (b)

Name and Principal     Positions and Offices with Underwriter
Business Address

Roger T. Servison        Director
Robert P. Mazzarella     Director and President
Rodney R. Rohda          Director
Edward L. McCartney      Executive Vice President
J. Peter Benzie          Executive Vice President
Bruce MacAlpine          Vice President
Kenneth Klipper          Treasurer
Gary Greenstein          Assistant Treasurer
Jeffrey R. Larsen        Legal Counsel & Clerk
Linda Holland            Compliance Officer
Richard Blades           Compliance Registered Options Principal
Jay Freedman             Assistant Clerk
Thomas G. McNichols      Vice President, Operations
Lawrence G. Smith        Vice President

(c) Commissions and other compensation was received by the principal underwriter.

  See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

 The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

 The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 1999, 1998 and 1997 were $710,000, 607,200, and $514,800 respectively.

Item 32. Undertakings

 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional
Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

   (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 24th day of April, 2000.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Rodney R. Rohda                 Attest: /s/ David J. Pearlman
        Rodney R. Rohda, President                  David J. Pearlman,
        Chairman                                    Secretary
        Chief Executive Officer and
        Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 24th day of April, 2000.

Signature               Title
_/s/ Rodney R. Rohda__  President, Chairman and Director
     Rodney R. Rohda    (Chief Executive Officer)
                        (Chief Operating Officer)
                                     )
_______________                      )
Joseph L. Kurtzer Jr.   Treasurer    )
                                     )
________________                     )
J. Gary Burkhead        Director     )
                                     )
________________                     )
James C. Curvey         Director     )
                                     ) By:__/s/ David J. Pearlman_
                                     )          David J. Pearlman
________________                     )          (Attorney-in-Fact)
John J. Remondi         Director     )
                                     )
________________                     )
Lena G. Goldberg        Director     )
                                     )
_______________                      )
Roy Ballentine          Director     )
                                     )
_______________                      )
Peter Johannsen         Director     )
_______________                      )
Stephen P. Jonas        Director     )
                                     )
_______________                      )
Malcolm MacKay          Director     )
                                     )
_______________                      )
Joshua Berman           Director     )
                                     ) By: __/s/ David J. Pearlman_
_______________                      )           David J. Pearlman
Allan Brandon           Director     )           (Attorney-in-Fact)
                                     )
_______________                      )
Floyd L. Smith          Director     )
                                     )
_______________                      )
David Weinstein         Director     )

EXHIBIT INDEX

Exhibit

 (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
 (10) (a) Written consent of PricewaterhouseCoopers LLP
      (b) Written consent of Jorden Burt Boros Cicchetti Berenson
          & Johnson LLP